UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 60.6%
Advertising Agencies - 0.5%

Omnicom Group, Inc.	12,625	$765,706

Advertising Services - 0.1%

Dentsu, Inc.	4,600	153,903

Aerospace/Defense - 1.2%

Aerovironment, Inc.†	332	7,274
Boeing Co.	15,164	1,575,843
Cubic Corp.	375	18,829
Lockheed Martin Corp.	511	62,556
National Presto Industries, Inc.	92	6,346
Northrop Grumman Corp.	1,912	176,420
Teledyne Technologies, Inc.†	698	53,865

		1,901,133

Aerospace/Defense-Equipment - 0.2%

AAR Corp.	743	18,642
Curtiss-Wright Corp.	874	36,498
GenCorp, Inc.†	1,155	17,406
IHI Corp.	44,000	178,357
Kaman Corp.	498	17,529
Moog, Inc., Class A†	850	43,180
Orbital Sciences Corp.†	1,138	19,756

		331,368

Agricultural Chemicals - 0.4%

CF Industries Holdings, Inc.	2,494	474,708
Monsanto Co.	349	34,163
Mosaic Co.	1,415	58,935

		567,806

Agricultural Operations - 0.0%

Andersons, Inc.	326	21,405

Airlines - 0.0%

Allegiant Travel Co.	287	27,124
SkyWest, Inc.	994	12,813
Southwest Airlines Co.	531	6,802

		46,739

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	993	17,079
Darling International, Inc.†	2,207	44,648

		61,727

Apparel Manufacturers - 0.1%

Maidenform Brands, Inc.†	442	10,360
Oxford Industries, Inc.	268	16,627
Quiksilver, Inc.†	2,369	11,727
Ralph Lauren Corp.	224	37,052

		75,766

Appliances - 0.0%

iRobot Corp.†	491	16,041
Whirlpool Corp.	136	17,496

		33,537

Applications Software - 0.7%

Ebix, Inc.	600	6,822
EPIQ Systems, Inc.	598	7,326
Intuit, Inc.	1,098	69,756
Microsoft Corp.	31,517	1,052,668
Progress Software Corp.†	1,027	25,120
Tangoe, Inc.†	605	12,578

		1,174,270

Athletic Footwear - 0.1%

NIKE, Inc., Class B	2,574	161,699

Audio/Video Products - 0.3%

Daktronics, Inc.	698	7,461
DTS, Inc.†	351	7,041
Panasonic Corp.†	22,600	205,779
Sony Corp.	10,800	216,913
Universal Electronics, Inc.†	261	7,872
VOXX International Corp.†	380	4,621

		449,687

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	549	24,304

Auto-Cars/Light Trucks - 1.5%

Fuji Heavy Industries, Ltd.	8,000	194,653
Honda Motor Co., Ltd.	12,400	447,706
Isuzu Motors, Ltd.	19,000	116,301
Nissan Motor Co., Ltd.	18,600	185,081
Suzuki Motor Corp.	5,500	118,307
Toyota Motor Corp.	20,900	1,264,409

		2,326,457

Auto/Truck Parts & Equipment-Original - 0.6%

Aisin Seiki Co., Ltd.	4,200	161,909
BorgWarner, Inc.	1,339	129,321
Delphi Automotive PLC	1,693	93,149
Denso Corp.	3,800	174,161
Spartan Motors, Inc.	590	3,369
Sumitomo Electric Industries, Ltd.	12,400	167,337
Superior Industries International, Inc.	435	7,586
Titan International, Inc.	1,002	16,272
Toyota Industries Corp.	4,400	178,805

		931,909

Auto/Truck Parts & Equipment-Replacement - 0.0%

Dorman Products, Inc.	505	25,371
Standard Motor Products, Inc.	368	11,283

		36,654

Banks-Commercial - 1.5%

Bank of Kyoto, Ltd.	19,000	156,358
Bank of the Ozarks, Inc.	564	25,594
Bank of Yokohama, Ltd.	23,000	121,108
Banner Corp.	328	11,237
BBCN Bancorp, Inc.	1,476	19,719
Cardinal Financial Corp.	565	9,289
Chiba Bank, Ltd.	19,000	130,234
City Holding Co.	292	11,928
Columbia Banking System, Inc.	984	22,829
Community Bank System, Inc.	742	24,664
CVB Financial Corp.	1,634	20,817
First BanCorp Puerto Rico†	1,909	12,199
First Commonwealth Financial Corp.	1,887	13,832
First Financial Bancorp	1,084	16,260
First Financial Bankshares, Inc.	561	32,257
First Midwest Bancorp, Inc.	1,404	21,102
FNB Corp.	2,721	32,842
Glacier Bancorp, Inc.	1,353	31,931
Hanmi Financial Corp.	618	10,092
Home BancShares, Inc.	864	21,963

Independent Bank Corp.	425	15,092
Joyo Bank, Ltd.	32,000	165,565
MB Financial, Inc.	1,026	27,692
Mizuho Financial Group, Inc.	146,800	299,027
National Penn Bancshares, Inc.	2,209	22,178
NBT Bancorp, Inc.	825	17,672
Old National Bancorp	1,866	24,519
PacWest Bancorp	738	24,539
Pinnacle Financial Partners, Inc.†	613	17,133
PrivateBancorp, Inc.	1,198	26,140
S&T Bancorp, Inc.	558	12,544
Shizuoka Bank, Ltd.	11,000	116,739
Simmons First National Corp., Class A	290	7,021
Sterling Bancorp	596	7,563
Sumitomo Mitsui Financial Group, Inc.	9,300	412,028
Sumitomo Mitsui Trust Holdings, Inc.	30,000	130,774
Susquehanna Bancshares, Inc.	3,498	44,110
Taylor Capital Group, Inc.†	270	5,713
Texas Capital Bancshares, Inc.†	764	33,677
Tompkins Financial Corp.	216	9,374
TrustCo Bank Corp.	1,736	10,138
UMB Financial Corp.	608	36,316
Umpqua Holdings Corp.	2,099	34,088
United Bankshares, Inc.	858	23,827
United Community Banks, Inc.†	859	12,524
ViewPoint Financial Group, Inc.	668	13,287
Wilshire Bancorp, Inc.	1,118	9,089
Wintrust Financial Corp.	742	29,413

		2,334,037

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp.	7,226	214,901
Boston Private Financial Holdings, Inc.	1,475	15,075

		229,976

Banks-Super Regional - 2.5%

Capital One Financial Corp.	16,922	1,092,315
Comerica, Inc.	6,051	247,123
Fifth Third Bancorp	19,232	351,753
Wells Fargo & Co.	53,744	2,207,804

		3,898,995

Batteries/Battery Systems - 0.0%

EnerSys, Inc.	896	45,947

Beverages-Non-alcoholic - 0.7%

Coca-Cola Co.	3,687	140,770
Coca-Cola Enterprises, Inc.	4,055	151,657
Dr Pepper Snapple Group, Inc.	5,810	260,055
Monster Beverage Corp.†	3,353	192,429
PepsiCo, Inc.	3,502	279,214

		1,024,125

Brewery - 0.2%

Asahi Group Holdings, Ltd.	6,100	151,840
Boston Beer Co., Inc., Class A†	158	33,471
Kirin Holdings Co., Ltd.	11,000	151,245

		336,556

Broadcast Services/Program - 0.1%

Digital Generation, Inc.†	441	5,411
Discovery Communications, Inc., Class A†	1,294	100,298

		105,709

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.	352	14,770
Gibraltar Industries, Inc.†	547	7,045
Quanex Building Products Corp.	693	11,532
Simpson Manufacturing Co., Inc.	755	23,609

		56,956

Building & Construction-Misc. - 0.0%

Aegion Corp.†	727	15,558
Dycom Industries, Inc.†	619	15,729

		31,287

Building Products-Air & Heating - 0.0%

AAON, Inc.	523	12,196
Comfort Systems USA, Inc.	714	10,782

		22,978

Building Products-Cement - 0.0%

Headwaters, Inc.†	1,340	11,470
Texas Industries, Inc.†	390	22,893

		34,363

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	534	14,898
Asahi Glass Co., Ltd.	19,000	111,463
Griffon Corp.	856	9,442

		135,803

Building Products-Wood - 0.0%

Universal Forest Products, Inc.	371	13,890

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	473	4,645

Building-Maintenance & Services - 0.0%

ABM Industries, Inc.	950	22,943

Building-Mobile Home/Manufactured Housing - 0.0%

Winnebago Industries, Inc.†	527	11,736

Building-Residential/Commercial - 0.9%

D.R. Horton, Inc.	47,325	844,751
Daiwa House Industry Co., Ltd.	6,000	108,163
M/I Homes, Inc.†	446	8,354
Meritage Homes Corp.†	583	23,273
PulteGroup, Inc.	4,864	74,857
Ryland Group, Inc.	852	29,667
Sekisui Chemical Co., Ltd.	13,000	119,692
Sekisui House, Ltd.	11,000	133,432
Standard Pacific Corp.†	2,829	20,199

		1,362,388

Cable/Satellite TV - 0.4%

Comcast Corp., Class A	10,984	462,316
DIRECTV†	272	15,825
Time Warner Cable, Inc.	1,177	126,351

		604,492

Casino Hotels - 0.0%

Boyd Gaming Corp.†	1,312	15,902

Monarch Casino & Resort, Inc.†	168	3,158

		19,060

Casino Services - 0.0%

Multimedia Games Holding Co., Inc.†	530	20,797
SHFL Entertainment, Inc.†	1,075	24,478

		45,275

Cellular Telecom - 0.1%

NTELOS Holdings Corp.	283	4,704
NTT DOCOMO, Inc.	91	145,974

		150,678

Chemicals-Diversified - 1.8%

Asahi Kasei Corp.	27,000	199,093
Dow Chemical Co.	18,080	676,192
E.I. du Pont de Nemours & Co.	23,653	1,339,233
Innophos Holdings, Inc.	409	20,029
Kuraray Co., Ltd.	13,300	147,785
LyondellBasell Industries NV, Class A	1,538	107,891
Mitsubishi Chemical Holdings Corp.	27,500	129,959
Nitto Denko Corp.	2,100	112,074
Shin-Etsu Chemical Co., Ltd.	3,200	193,268

		2,925,524

Chemicals-Other - 0.0%

American Vanguard Corp.	453	11,361

Chemicals-Plastics - 0.1%

A. Schulman, Inc.	551	14,855
PolyOne Corp.	1,861	50,284

		65,139

Chemicals-Specialty - 0.1%

Balchem Corp.	553	26,467
H.B. Fuller Co.	936	34,903
Hawkins, Inc.	159	5,896
Kraton Performance Polymers, Inc.†	605	11,223
OM Group, Inc.†	607	17,251
Quaker Chemical Corp.	245	16,258
Stepan Co.	329	18,569
Zep, Inc.	419	5,899

		136,466

Circuit Boards - 0.0%

Park Electrochemical Corp.	362	9,644
TTM Technologies, Inc.†	1,014	9,673

		19,317

Coal - 0.1%

Cloud Peak Energy, Inc.†	1,165	18,337
Peabody Energy Corp.	2,738	47,094
SunCoke Energy, Inc.†	1,319	20,748

		86,179

Commercial Services - 0.1%

Arbitron, Inc.	500	23,530
Cintas Corp.	849	40,548
ExlService Holdings, Inc.†	488	13,230
Healthcare Services Group, Inc.	1,281	31,013
Live Nation Entertainment, Inc.†	2,660	44,847
Medifast, Inc.†	238	5,917
TeleTech Holdings, Inc.†	413	10,106

		169,191

Commercial Services-Finance - 0.4%

Cardtronics, Inc.†	839	29,105
H&R Block, Inc.	1,069	29,836
Heartland Payment Systems, Inc.	691	25,532
Mastercard, Inc., Class A	583	353,345
McGraw Hill Financial, Inc.	1,906	111,253

		549,071

Communications Software - 0.0%

Digi International, Inc.†	515	4,784

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	702	18,077

Computer Services - 1.2%

Accenture PLC, Class A	1,785	128,966
CACI International, Inc., Class A†	431	29,049
CIBER, Inc.†	1,166	4,244
Cognizant Technology Solutions Corp., Class A†	452	33,132
Computer Sciences Corp.	1,169	58,625
iGATE Corp.†	570	13,309
Insight Enterprises, Inc.†	836	15,976
International Business Machines Corp.	8,017	1,461,259
j2 Global, Inc.	810	39,884
LivePerson, Inc.†	977	9,106
Manhattan Associates, Inc.†	368	32,200
Sykes Enterprises, Inc.†	730	12,432
Virtusa Corp.†	380	10,002

		1,848,184

Computer Software - 0.0%

Avid Technology, Inc.†	598	3,223
Blackbaud, Inc.	855	30,797

		34,020

Computers - 1.7%

Apple, Inc.	5,214	2,539,479
Hewlett-Packard Co.	7,483	167,170

		2,706,649

Computers-Integrated Systems - 0.0%

Agilysys, Inc.†	227	2,563
Mercury Systems, Inc.†	561	4,897
MTS Systems Corp.	295	17,750
Netscout Systems, Inc.†	671	16,668
Radisys Corp.†	339	1,149
Super Micro Computer, Inc.†	496	6,369

		49,396

Computers-Memory Devices - 0.4%

EMC Corp.	19,850	511,733
NetApp, Inc.	1,152	47,854
SanDisk Corp.	518	28,583

		588,170

Computers-Periphery Equipment - 0.0%

Electronics for Imaging, Inc.†	864	25,298
Synaptics, Inc.†	603	23,312

		48,610

Consulting Services - 0.1%

Forrester Research, Inc.	247	8,146
MAXIMUS, Inc.	1,278	47,938
Navigant Consulting, Inc.†	992	13,541

		69,625

Consumer Products-Misc. - 0.2%

Blyth, Inc.	175	1,615
Central Garden and Pet Co., Class A†	818	5,121
Clorox Co.	924	76,415
Helen of Troy, Ltd.†	595	23,907
Kimberly-Clark Corp.	1,930	180,416
Prestige Brands Holdings, Inc.†	957	31,074
WD-40 Co.	275	16,000

		334,548

Containers-Metal/Glass - 0.2%

Ball Corp.	4,915	218,324
Owens-Illinois, Inc.†	742	21,066

		239,390

Cosmetics & Toiletries - 0.5%

Colgate-Palmolive Co.	4,295	248,122
Estee Lauder Cos., Inc., Class A	598	39,085
Inter Parfums, Inc.	304	8,077
Kao Corp.	5,300	154,922
Procter & Gamble Co.	2,824	219,962
Shiseido Co., Ltd.	10,500	166,828

		836,996

Cruise Lines - 0.1%

Carnival Corp.	3,064	110,580

Data Processing/Management - 0.1%

CSG Systems International, Inc.	631	14,854
Dun & Bradstreet Corp.	324	32,231
Fidelity National Information Services, Inc.	2,271	100,969

		148,054

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	279	16,433

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	1,348	58,705
Patterson Cos., Inc.	3,271	130,448

		189,153

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	1,331	7,414

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	777	17,475

Direct Marketing - 0.0%

Harte-Hanks, Inc.	808	6,706

Disposable Medical Products - 0.0%

ICU Medical, Inc.†	239	17,084
Merit Medical Systems, Inc.†	775	9,920

		27,004

Distribution/Wholesale - 0.1%

Fossil Group, Inc.†	646	75,026
MWI Veterinary Supply, Inc.†	226	34,370
Pool Corp.	870	45,318
ScanSource, Inc.†	522	16,172
United Stationers, Inc.	755	30,004

		200,890

Diversified Banking Institutions - 3.0%

Bank of America Corp.	71,374	1,007,801
Citigroup, Inc.	320	15,466
JPMorgan Chase & Co.	36,425	1,840,555
Mitsubishi UFJ Financial Group, Inc.	89,900	527,396
Morgan Stanley	53,919	1,388,953

		4,780,171

Diversified Manufacturing Operations - 1.4%

A.O. Smith Corp.	1,454	61,141
Actuant Corp., Class A	1,371	48,972
AZZ, Inc.	475	17,831
Barnes Group, Inc.	885	27,674
Danaher Corp.	1,648	107,977
Dover Corp.	12,551	1,067,463
EnPro Industries, Inc.†	388	22,108
Federal Signal Corp.†	1,186	13,841
General Electric Co.	13,798	319,286
Illinois Tool Works, Inc.	5,156	368,499
Koppers Holdings, Inc.	386	14,965
Leggett & Platt, Inc.	1,267	36,642
LSB Industries, Inc.†	353	10,597
Lydall, Inc.†	295	4,581
Standex International Corp.	238	12,707
Textron, Inc.	5,085	136,990
Tredegar Corp.	451	10,080

		2,281,354

Diversified Minerals - 0.0%

AMCOL International Corp.	473	15,595

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	360	25,070
Viad Corp.	380	8,577

		33,647

E-Commerce/Products - 0.1%

Amazon.com, Inc.†	275	77,270
Blue Nile, Inc.†	234	8,466
eBay, Inc.†	1,600	79,984
Nutrisystem, Inc.	496	6,279
Stamps.com, Inc.†	263	11,014

		183,013

E-Commerce/Services - 0.2%

OpenTable, Inc.†	430	32,052
priceline.com, Inc.†	204	191,460
United Online, Inc.	1,684	13,220

		236,732

E-Marketing/Info - 0.0%

comScore, Inc.†	608	17,322
Liquidity Services, Inc.†	461	13,664
QuinStreet, Inc.†	491	4,277

		35,263

E-Services/Consulting - 0.0%

Perficient, Inc.†	621	10,017

Electric Products-Misc. - 0.5%

Emerson Electric Co.	7,698	464,728
Hitachi, Ltd.	42,000	253,664
Littelfuse, Inc.	413	30,467

		748,859

Electric-Generation - 0.1%

AES Corp.	15,580	198,022

Electric-Integrated - 0.8%

ALLETE, Inc.	666	31,435
Avista Corp.	1,142	30,000
Edison International	4,452	204,302
El Paso Electric Co.	753	25,903
Exelon Corp.	9,938	303,010
FirstEnergy Corp.	621	23,269
Kansai Electric Power Co., Inc.†	8,600	96,612
NorthWestern Corp.	697	27,999
PPL Corp.	933	28,643
Public Service Enterprise Group, Inc.	4,400	142,648
TECO Energy, Inc.	13,606	224,907
UIL Holdings Corp.	953	35,985
UNS Energy Corp.	775	35,441

		1,210,154

Electronic Components-Misc. - 0.9%

Bel Fuse, Inc., Class B	175	3,150
Benchmark Electronics, Inc.†	1,036	22,761
CTS Corp.	659	9,173
Hoya Corp.	8,200	174,966
Jabil Circuit, Inc.	30,258	690,487
Kyocera Corp.	1,700	174,528
Methode Electronics, Inc.	694	16,580
Murata Manufacturing Co., Ltd.	2,100	144,370
OSI Systems, Inc.†	353	25,663
Plexus Corp.†	651	21,314
Rogers Corp.†	318	17,639
TE Connectivity, Ltd.	292	14,308
Toshiba Corp.	40,000	159,291

		1,474,230

Electronic Components-Semiconductors - 0.5%

Broadcom Corp., Class A	8,540	215,720
Ceva, Inc.†	390	7,071
Diodes, Inc.†	673	16,758
DSP Group, Inc.†	426	2,705
Entropic Communications, Inc.†	1,674	6,997
GT Advanced Technologies, Inc.†	2,251	14,542
Kopin Corp.†	1,159	3,825
LSI Corp.	2,064	15,294
Micron Technology, Inc.†	6,060	82,234
Microsemi Corp.†	1,709	43,990
Monolithic Power Systems, Inc.	608	18,617
NVIDIA Corp.	4,716	69,561
QLogic Corp.†	1,659	17,569
Rubicon Technology, Inc.†	345	4,212
Supertex, Inc.	195	4,497
Texas Instruments, Inc.	7,510	286,882
Volterra Semiconductor Corp.†	436	9,993

		820,467

Electronic Connectors - 0.1%

Amphenol Corp., Class A	1,284	97,289

Electronic Forms - 0.0%

Adobe Systems, Inc.†	780	35,685

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	2,597	121,124
Analogic Corp.	229	17,093
Badger Meter, Inc.	269	12,127
ESCO Technologies, Inc.	495	15,172
FARO Technologies, Inc.†	319	11,844
Keyence Corp.	400	132,403
Measurement Specialties, Inc.†	289	13,681

		323,444

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	153	8,626
Tyco International, Ltd.	6,510	215,091

		223,717

Electronics-Military - 0.0%

L-3 Communications Holdings, Inc.	602	54,379

Engineering/R&D Services - 0.5%

EMCOR Group, Inc.	1,260	47,363
Engility Holdings, Inc.†	310	10,435
Exponent, Inc.	246	16,022
Fluor Corp.	1,351	85,694
Foster Wheeler AG†	30,037	696,258

		855,772

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	903	17,238

Enterprise Software/Service - 0.7%

CA, Inc.	2,387	69,820
Digital River, Inc.†	692	11,958
MicroStrategy, Inc., Class A†	168	15,424
Omnicell, Inc.†	622	13,522
Oracle Corp.	27,809	885,995
SYNNEX Corp.†	496	23,565
Tyler Technologies, Inc.†	506	37,388

		1,057,672

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	1,718	31,542

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	1,213	27,632

Filtration/Separation Products - 0.0%

Pall Corp.	124	8,573

Finance-Consumer Loans - 0.2%

Encore Capital Group, Inc.†	433	18,563
Portfolio Recovery Associates, Inc.†	951	50,441
SLM Corp.	5,845	140,221
World Acceptance Corp.†	225	19,276

		228,501

Finance-Credit Card - 0.0%

Visa, Inc., Class A	91	15,872

Finance-Investment Banker/Broker - 0.3%

Daiwa Securities Group, Inc.	19,000	154,036
Evercore Partners, Inc., Class A	546	24,346
Interactive Brokers Group, Inc., Class A	805	13,508

Investment Technology Group, Inc.†	720	12,240
Nomura Holdings, Inc.	30,800	215,194
Piper Jaffray Cos.†	285	9,265
Stifel Financial Corp.†	1,089	43,582
SWS Group, Inc.†	530	2,782

		474,953

Finance-Leasing Companies - 0.1%

ORIX Corp.	11,800	162,725

Finance-Other Services - 0.2%

CME Group, Inc.	307	21,831
Higher One Holdings, Inc.†	665	4,934
IntercontinentalExchange, Inc.†	1,223	219,834
MarketAxess Holdings, Inc.	700	35,532
Outerwall Inc†	523	32,515
WageWorks, Inc.†	536	22,373

		337,019

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	361	18,906

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	132	3,890
TreeHouse Foods, Inc.†	678	44,090

		47,980

Food-Confectionery - 0.2%

Hershey Co.	2,986	274,563

Food-Meat Products - 0.4%

Hormel Foods Corp.	12,619	522,805
Tyson Foods, Inc., Class A	3,467	100,370

		623,175

Food-Misc./Diversified - 1.6%

Ajinomoto Co., Inc.	11,000	141,274
B&G Foods, Inc.	991	33,565
Cal-Maine Foods, Inc.	261	11,909
Diamond Foods, Inc.†	384	7,949
General Mills, Inc.	1,810	89,269
Hain Celestial Group, Inc.†	870	71,149
J&J Snack Foods Corp.	279	21,461
Kellogg Co.	10,990	667,203
Kraft Foods Group, Inc.	11,208	580,238
Mondelez International, Inc., Class A	28,988	889,062
Snyders-Lance, Inc.	904	24,318

		2,537,397

Food-Retail - 0.2%

Kroger Co.	3,072	112,435
Seven & I Holdings Co., Ltd.	5,900	203,407

		315,842

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	239	5,918
Nash Finch Co.	214	5,228
Spartan Stores, Inc.	379	7,792

		18,938

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	1,685	22,680
Iconix Brand Group, Inc.†	1,087	35,676
Skechers U.S.A., Inc., Class A†	721	22,156
Steven Madden, Ltd.†	769	41,526
Wolverine World Wide, Inc.	939	52,819

		174,857

Forestry - 0.0%

Deltic Timber Corp.	204	12,271

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†	1,127	26,687

Garden Products - 0.0%

Toro Co.	1,072	56,612

Gas-Distribution - 0.4%

Laclede Group, Inc.	582	25,916
New Jersey Resources Corp.	784	33,775
Northwest Natural Gas Co.	505	20,725
Osaka Gas Co., Ltd.	44,000	177,909
Piedmont Natural Gas Co., Inc.	1,422	45,874
South Jersey Industries, Inc.	594	34,309
Southwest Gas Corp.	868	40,605
Tokyo Gas Co., Ltd.	32,000	166,217

		545,330

Golf - 0.0%

Callaway Golf Co.	1,337	9,252

Health Care Cost Containment - 0.0%

Corvel Corp.†	204	6,720

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	487	12,696
La-Z-Boy, Inc.	981	20,856
Select Comfort Corp.†	1,045	25,812

		59,364

Hotels/Motels - 0.1%

Marcus Corp.	353	4,342
Starwood Hotels & Resorts Worldwide, Inc.	2,022	129,287
Wyndham Worldwide Corp.	674	40,008

		173,637

Human Resources - 0.1%

AMN Healthcare Services, Inc.†	874	11,886
CDI Corp.	261	3,539
Cross Country Healthcare, Inc.†	566	3,198
Heidrick & Struggles International, Inc.	288	4,334
Insperity, Inc.	414	13,207
Kelly Services, Inc., Class A	509	9,264
Korn/Ferry International†	911	16,134
On Assignment, Inc.†	817	24,649
Resources Connection, Inc.	769	9,413
TrueBlue, Inc.†	761	18,507

		114,131

Identification Systems - 0.0%

Brady Corp., Class A	865	28,545
Checkpoint Systems, Inc.†	766	11,237

		39,782

Import/Export - 0.6%

ITOCHU Corp.	15,000	170,189
Marubeni Corp.	23,000	167,724

Mitsubishi Corp.	11,600	217,622
Mitsui & Co., Ltd.	15,000	209,146
Sumitomo Corp.	13,700	173,857

		938,538

Industrial Automated/Robotic - 0.3%

Cognex Corp.	752	42,849
FANUC Corp.	1,500	229,312
Intermec, Inc.†	1,078	10,640
Rockwell Automation, Inc.	1,505	146,331

		429,132

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	529	27,407

Instruments-Scientific - 0.4%

FEI Co.	781	61,137
PerkinElmer, Inc.	17,362	624,511

		685,648

Insurance Brokers - 0.0%

eHealth, Inc.†	333	9,214

Insurance-Life/Health - 0.3%

Aflac, Inc.	3,728	215,441
Dai-ichi Life Insurance Co., Ltd.	93	124,840
Unum Group	2,295	67,771

		408,052

Insurance-Multi-line - 0.3%

ACE, Ltd.	2,655	232,897
Allstate Corp.	4,333	207,637
Cincinnati Financial Corp.	165	7,537
Horace Mann Educators Corp.	742	19,559
MetLife, Inc.	1,075	49,654
United Fire Group, Inc.	407	11,677

		528,961

Insurance-Property/Casualty - 0.6%

AMERISAFE, Inc.	340	11,081
Employers Holdings, Inc.	577	15,296
Infinity Property & Casualty Corp.	217	13,131
Meadowbrook Insurance Group, Inc.	897	5,364
MS&AD Insurance Group Holdings	5,500	139,201
Navigators Group, Inc.†	198	10,836
NKSJ Holdings, Inc.	5,500	134,776
ProAssurance Corp.	1,155	54,447
Progressive Corp.	7,009	175,716
RLI Corp.	320	24,989
Safety Insurance Group, Inc.	239	11,983
Selective Insurance Group, Inc.	1,059	24,283
Stewart Information Services Corp.	383	11,716
Tokio Marine Holdings, Inc.	5,900	182,375
Tower Group International Ltd.	732	10,343
Travelers Cos., Inc.	542	43,306

		868,843

Insurance-Reinsurance - 0.4%

Berkshire Hathaway, Inc., Class B†	5,354	595,472

Internet Application Software - 0.0%

Dealertrack Technologies, Inc.†	807	31,949

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	277	2,249

Internet Content-Information/News - 0.0%

Dice Holdings, Inc.†	872	7,264
HealthStream, Inc.†	370	12,266
XO Group, Inc.†	439	5,250

		24,780

Internet Security - 0.2%

Sourcefire, Inc.†	575	43,390
Symantec Corp.	1,992	51,015
Trend Micro, Inc.	5,100	178,683
VASCO Data Security International, Inc.†	502	3,966

		277,054

Investment Companies - 0.0%

Prospect Capital Corp.	4,281	47,391

Investment Management/Advisor Services - 0.7%

BlackRock, Inc.	1,690	439,941
Calamos Asset Management, Inc., Class A	383	3,799
Financial Engines, Inc.	786	42,012
Legg Mason, Inc.	19,993	650,172
Virtus Investment Partners, Inc.†	108	18,825

		1,154,749

Lasers-System/Components - 0.1%

Coherent, Inc.	454	25,483
Electro Scientific Industries, Inc.	510	5,605
II-VI, Inc.†	1,014	19,550
Newport Corp.†	718	11,014
Rofin-Sinar Technologies, Inc.†	528	11,875

		73,527

Leisure Products - 0.0%

Brunswick Corp.	1,690	61,448

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	361	18,570
UniFirst Corp.	281	26,942

		45,512

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	393	13,582
Komatsu, Ltd.	8,400	184,366

		197,948

Machinery-Electrical - 0.2%

Franklin Electric Co., Inc.	725	26,042
Mitsubishi Electric Corp.	19,000	189,836
SMC Corp.	600	126,007

		341,885

Machinery-Farming - 0.1%

Deere & Co.	66	5,520
Kubota Corp.	13,000	176,891
Lindsay Corp.	241	18,321

		200,732

Machinery-General Industrial - 0.2%

Albany International Corp., Class A	541	17,458
Applied Industrial Technologies, Inc.	789	37,572
DXP Enterprises, Inc.†	183	12,440

Intevac, Inc.†	448	2,684
Mitsubishi Heavy Industries, Ltd.	30,000	164,689
Tennant Co.	346	17,774

		252,617

Medical Information Systems - 0.0%

Computer Programs & Systems, Inc.	195	10,717
Medidata Solutions, Inc.†	418	37,386
Quality Systems, Inc.	748	15,476

		63,579

Medical Instruments - 0.1%

Abaxis, Inc.	389	15,241
CONMED Corp.	527	16,384
CryoLife, Inc.	517	3,138
Integra LifeSciences Holdings Corp.†	378	15,362
Medtronic, Inc.	1,594	82,489
Natus Medical, Inc.†	521	6,851
NuVasive, Inc.†	825	19,404
SurModics, Inc.†	212	4,198
Symmetry Medical, Inc.†	703	5,519

		168,586

Medical Labs & Testing Services - 0.1%

Bio-Reference Labs, Inc.†	458	13,250
Quest Diagnostics, Inc.	1,472	86,289

		99,539

Medical Laser Systems - 0.0%

Cynosure, Inc., Class A†	346	7,941

Medical Products - 0.5%

ABIOMED, Inc.†	628	14,789
Becton Dickinson and Co.	224	21,813
Cantel Medical Corp.	603	15,618
CareFusion Corp.†	1,636	58,651
Covidien PLC	1,008	59,875
Cyberonics, Inc.†	445	22,637
Greatbatch, Inc.†	445	15,117
Haemonetics Corp.†	968	38,575
Hanger, Inc.†	641	19,685
Invacare Corp.	547	8,210
Luminex Corp.†	711	14,433
Terumo Corp.	3,400	163,447
West Pharmaceutical Services, Inc.	643	47,550
Zimmer Holdings, Inc.	3,182	251,664

		752,064

Medical-Biomedical/Gene - 0.6%

Acorda Therapeutics, Inc.†	754	25,478
Amgen, Inc.	1,842	200,667
Arqule, Inc.†	996	2,779
Biogen Idec, Inc.†	2,311	492,289
Cambrex Corp.†	587	8,001
Cubist Pharmaceuticals, Inc.†	1,222	77,426
Emergent Biosolutions, Inc.†	442	7,770
Gilead Sciences, Inc.†	407	24,530
Life Technologies Corp.†	854	63,546
Medicines Co.†	1,168	36,920
Momenta Pharmaceuticals, Inc.†	854	12,033
Spectrum Pharmaceuticals, Inc.	1,060	8,120

		959,559

Medical-Drugs - 2.9%

Abbott Laboratories	17,266	575,476
AbbVie, Inc.	12,176	518,819
Akorn, Inc.†	1,281	23,020
Astellas Pharma, Inc.	3,800	194,673
Bristol-Myers Squibb Co.	15,719	655,325
Daiichi Sankyo Co., Ltd.	9,700	167,059
Eisai Co., Ltd.	4,200	171,319
Eli Lilly & Co.	15,030	772,542
Hi-Tech Pharmacal Co., Inc.	208	8,967
Johnson & Johnson	2,360	203,928
Merck & Co., Inc.	2,842	134,398
Ono Pharmaceutical Co., Ltd.	3,000	181,189
Pfizer, Inc.	23,710	668,859
PharMerica Corp.†	553	6,802
Takeda Pharmaceutical Co., Ltd.	5,500	250,395
ViroPharma, Inc.†	1,222	36,843

		4,569,614

Medical-Generic Drugs - 0.0%

Impax Laboratories, Inc.†	1,219	24,843

Medical-HMO - 0.5%

Centene Corp.†	1,012	57,836
Cigna Corp.	3,019	237,565
Humana, Inc.	3,857	355,153
Magellan Health Services, Inc.†	506	28,442
Molina Healthcare, Inc.†	541	18,064
WellPoint, Inc.	899	76,541

		773,601

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	246	9,606

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	330	12,755
Kindred Healthcare, Inc.	1,029	15,126

		27,881

Medical-Outpatient/Home Medical - 0.1%

Air Methods Corp.	654	26,762
Almost Family, Inc.	155	2,925
Amedisys, Inc.†	538	8,764
Amsurg Corp.†	603	22,486
Gentiva Health Services, Inc.†	495	5,678
LHC Group, Inc.†	258	5,838

		72,453

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	1,097	62,441
Cardinal Health, Inc.	3,739	187,997

		250,438

Metal Processors & Fabrication - 0.2%

CIRCOR International, Inc.	328	18,857
Haynes International, Inc.	232	10,261
Kaydon Corp.	602	17,127
Mueller Industries, Inc.	527	28,216
NSK, Ltd.	17,000	159,464

RTI International Metals, Inc.†	570	17,653

		251,578

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†	289	4,569
Olympic Steel, Inc.	173	4,495

		9,064

Metal-Aluminum - 0.0%

Century Aluminum Co.†	947	7,396
Kaiser Aluminum Corp.	315	21,773

		29,169

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc.	5,553	167,812

Miscellaneous Manufacturing - 0.0%

Hillenbrand, Inc.	1,192	29,514
John Bean Technologies Corp.	542	11,875
Movado Group, Inc.	332	14,147

		55,536

Multimedia - 0.2%

EW Scripps Co., Class A†	505	7,681
Time Warner, Inc.	489	29,599
Walt Disney Co.	4,289	260,900

		298,180

Networking Products - 0.3%

Anixter International, Inc.†	503	42,031
Black Box Corp.	305	8,104
Cisco Systems, Inc.	12,860	299,766
Ixia†	1,021	14,825
LogMeIn, Inc.†	419	12,482
NETGEAR, Inc.†	720	20,837
Procera Networks, Inc.†	355	4,597

		402,642

Non-Ferrous Metals - 0.0%

Globe Specialty Metals, Inc.	1,212	15,574
Materion Corp.	383	11,260

		26,834

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	3,025	98,343

Office Automation & Equipment - 0.2%

Canon, Inc.	8,600	258,215
Xerox Corp.	11,998	119,740

		377,955

Office Furnishings-Original - 0.0%

Interface, Inc.	1,101	19,444

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	2,797	119,600

Oil & Gas Drilling - 0.2%

Ensco PLC, Class A	2,762	153,457
Helmerich & Payne, Inc.	2,886	181,933

		335,390

Oil Companies-Exploration & Production - 1.1%

Anadarko Petroleum Corp.	6,848	626,044
Approach Resources, Inc.†	629	14,656
Cabot Oil & Gas Corp.	1,254	49,069
Carrizo Oil & Gas, Inc.†	686	23,502
Comstock Resources, Inc.	842	12,293
ConocoPhillips	3,439	228,006
Contango Oil & Gas Co.	239	8,571
Devon Energy Corp.	2,058	117,491
EOG Resources, Inc.	322	50,570
Forest Oil Corp.†	2,231	12,404
Gulfport Energy Corp.†	1,276	75,284
Noble Energy, Inc.	1,969	120,956
Northern Oil and Gas, Inc.†	1,108	14,271
Occidental Petroleum Corp.	1,270	112,027
PDC Energy, Inc.†	651	37,354
Penn Virginia Corp.†	1,026	4,935
PetroQuest Energy, Inc.†	1,057	4,440
Southwestern Energy Co.†	4,376	167,163
Stone Energy Corp.†	923	25,290
Swift Energy Co.†	806	9,092

		1,713,418

Oil Companies-Integrated - 2.6%

Chevron Corp.	13,829	1,665,427
Exxon Mobil Corp.	23,409	2,040,328
Hess Corp.	2,289	171,332
Marathon Oil Corp.	2,455	84,526
Phillips 66	2,284	130,416

		4,092,029

Oil Field Machinery & Equipment - 0.0%

Flotek Industries, Inc.†	822	16,268
Gulf Island Fabrication, Inc.	270	6,342

		22,610

Oil Refining & Marketing - 0.3%

JX Holdings, Inc.	37,800	200,193
Marathon Petroleum Corp.	2,062	149,516
Tesoro Corp.	332	15,302
Valero Energy Corp.	3,801	135,050

		500,061

Oil-Field Services - 0.2%

Basic Energy Services, Inc.†	478	5,564
C&J Energy Services, Inc.†	840	17,245
Exterran Holdings, Inc.†	1,231	33,767
Halliburton Co.	4,554	218,592
Hornbeck Offshore Services, Inc.†	598	32,579
Matrix Service Co.†	488	7,608
Pioneer Energy Services Corp.†	1,182	7,990
SEACOR Holdings, Inc.	354	29,410
Tesco Corp.†	589	9,100
TETRA Technologies, Inc.†	1,460	17,155

		379,010

Paper & Related Products - 0.1%

Clearwater Paper Corp.†	414	19,731
KapStone Paper and Packaging Corp.	729	30,618
Neenah Paper, Inc.	297	10,870
P.H. Glatfelter Co.	804	20,599
Schweitzer-Mauduit International, Inc.	588	33,675

Wausau Paper Corp.	892	9,785

		125,278

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	9,599	613,184

Photo Equipment & Supplies - 0.1%

FUJIFILM Holdings Corp.	7,200	157,662

Physicians Practice Management - 0.0%

Healthways, Inc.†	651	12,421
IPC The Hospitalist Co., Inc.†	314	16,152

		28,573

Platinum - 0.0%

Stillwater Mining Co.†	2,236	25,468

Poultry - 0.0%

Sanderson Farms, Inc.	376	24,620

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	661	12,050
Powell Industries, Inc.†	170	8,964
Vicor Corp.†	363	2,835

		23,849

Printing-Commercial - 0.1%

Consolidated Graphics, Inc.†	153	8,185
Dai Nippon Printing Co., Ltd.	17,000	165,178

		173,363

Protection/Safety - 0.0%

Landauer, Inc.	177	8,404

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	2,281	54,949

Real Estate Investment Trusts - 1.3%

Acadia Realty Trust	1,050	24,496
Agree Realty Corp.	235	6,368
Apartment Investment & Management Co., Class A	10,311	283,862
Associated Estates Realty Corp.	941	12,958
Cedar Realty Trust, Inc.	1,012	4,939
Colonial Properties Trust	1,543	34,085
CoreSite Realty Corp.	397	12,081
Cousins Properties, Inc.	3,057	30,356
DiamondRock Hospitality Co.	3,701	35,863
Digital Realty Trust, Inc.	10,695	594,642
EastGroup Properties, Inc.	561	31,528
EPR Properties	877	42,955
Franklin Street Properties Corp.	1,603	19,525
Geo Group, Inc.	1,330	41,509
Getty Realty Corp.	502	9,167
Government Properties Income Trust	1,034	24,175
HCP, Inc.	1,154	47,002
Healthcare Realty Trust, Inc.	1,758	39,537
Host Hotels & Resorts, Inc.	2,192	37,330
Inland Real Estate Corp.	1,600	15,696
Kite Realty Group Trust	1,638	9,451
LaSalle Hotel Properties	1,790	47,489
Lexington Realty Trust	3,491	40,915
LTC Properties, Inc.	638	22,604
Medical Properties Trust, Inc.	2,936	33,911
Mid-America Apartment Communities, Inc.	794	48,958
Parkway Properties, Inc.	742	12,132
Pennsylvania Real Estate Investment Trust	1,198	22,223
Post Properties, Inc.	1,023	46,270
PS Business Parks, Inc.	337	24,490
Public Storage	1,244	189,921
Sabra Health Care REIT, Inc.	694	15,344
Saul Centers, Inc.	238	10,332
Sovran Self Storage, Inc.	596	39,497
Tanger Factory Outlet Centers	1,762	54,358
Universal Health Realty Income Trust	238	9,546
Urstadt Biddle Properties, Inc., Class A	482	9,413

		1,984,928

Real Estate Management/Services - 0.2%

CBRE Group, Inc., Class A†	539	11,788
HFF, Inc., Class A	610	14,030
Mitsubishi Estate Co., Ltd.	11,000	286,805

		312,623

Real Estate Operations & Development - 0.3%

Daito Trust Construction Co., Ltd.	1,500	137,495
Forestar Group, Inc.†	653	13,034
Mitsui Fudosan Co., Ltd.	6,000	189,744
Sumitomo Realty & Development Co., Ltd.	4,000	176,402

		516,675

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	247	13,259

Research & Development - 0.0%

PAREXEL International Corp.†	1,059	49,169

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.†	547	23,849

Retail-Apparel/Shoe - 0.3%

Abercrombie & Fitch Co., Class A	524	18,502
Brown Shoe Co., Inc.	764	17,129
Buckle, Inc.	511	26,460
Cato Corp., Class A	505	12,706
Children’s Place Retail Stores, Inc.†	419	22,282
Christopher & Banks Corp.†	745	4,127
Fast Retailing Co., Ltd.	400	129,959
Fifth & Pacific Cos., Inc.†	2,245	53,521
Finish Line, Inc., Class A	931	19,514
Francesca’s Holdings Corp.†	821	19,802
Gap, Inc.	2,429	98,229
Genesco, Inc.†	452	27,879
Jos. A. Bank Clothiers, Inc.†	524	20,845
Men’s Wearhouse, Inc.	897	33,772
rue21, Inc.†	294	12,010
Stein Mart, Inc.	479	5,820
Urban Outfitters, Inc.†	154	6,457

		529,014

Retail-Auto Parts - 0.0%

O’Reilly Automotive, Inc.†	126	15,461
Pep Boys-Manny Moe & Jack†	1,026	11,522

		26,983

Retail-Automobile - 0.1%

Group 1 Automotive, Inc.	403	30,922
Lithia Motors, Inc., Class A	395	25,920
Sonic Automotive, Inc., Class A	646	14,076

		70,918

Retail-Building Products - 1.4%

Home Depot, Inc.	25,170	1,874,913
Lowe’s Cos., Inc.	4,752	217,737
Lumber Liquidators Holdings, Inc.†	508	50,505

		2,143,155

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A	1,213	60,905

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	718	47,345

Retail-Discount - 0.4%

Fred’s, Inc., Class A	633	9,894
Target Corp.	2,362	149,538
Tuesday Morning Corp.†	841	10,353
Wal-Mart Stores, Inc.	5,808	423,868

		593,653

Retail-Drug Store - 0.2%

CVS Caremark Corp.	6,364	369,430

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	371	8,982
Kirkland’s, Inc.†	282	5,502

		14,484

Retail-Jewelry - 0.0%

Zale Corp.†	428	5,354

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	414	5,067

Retail-Office Supplies - 0.0%

OfficeMax, Inc.	1,611	17,511
Staples, Inc.	3,046	42,370

		59,881

Retail-Pawn Shops - 0.1%

Cash America International, Inc.	540	23,101
Ezcorp, Inc., Class A†	893	15,163
First Cash Financial Services, Inc.†	505	27,912

		66,176

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	375	5,726
PetSmart, Inc.	172	12,114

		17,840

Retail-Regional Department Stores - 0.4%

Isetan Mitsukoshi Holdings, Ltd.	10,800	140,575
Kohl’s Corp.	8,576	440,035
Macy’s, Inc.	409	18,172
Stage Stores, Inc.	598	11,141

		609,923

Retail-Restaurants - 0.3%

Biglari Holdings, Inc.†	25	10,436
BJ’s Restaurants, Inc.†	464	14,495
Buffalo Wild Wings, Inc.†	349	36,265
CEC Entertainment, Inc.	315	12,748
Chipotle Mexican Grill, Inc.†	86	35,103
Cracker Barrel Old Country Store, Inc.	445	43,797
DineEquity, Inc.	302	20,013
Jack in the Box, Inc.†	816	32,224
Papa John’s International, Inc.	316	21,529
Red Robin Gourmet Burgers, Inc.†	239	15,502
Ruby Tuesday, Inc.†	1,122	8,146
Ruth’s Hospitality Group, Inc.	618	7,305
Sonic Corp.†	948	15,130
Starbucks Corp.	2,785	196,398
Texas Roadhouse, Inc.	1,078	26,788

		495,879

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	319	5,337
Hibbett Sports, Inc.†	484	25,071
Zumiez, Inc.†	417	11,134

		41,542

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	566	23,840

Rubber-Tires - 0.1%

Bridgestone Corp.	5,700	187,513

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	577	10,709

Savings & Loans/Thrifts - 0.1%

Bank Mutual Corp.	781	4,639
Brookline Bancorp, Inc.	1,320	11,946
Dime Community Bancshares, Inc.	541	8,613
Northwest Bancshares, Inc.	1,755	23,412
Oritani Financial Corp.	730	11,322
Provident Financial Services, Inc.	1,043	16,876

		76,808

Schools - 0.0%

American Public Education, Inc.†	333	13,327
Capella Education Co.†	193	10,490
Career Education Corp.†	812	2,127
Corinthian Colleges, Inc.†	1,259	2,782
ITT Educational Services, Inc.†	271	7,808
Lincoln Educational Services Corp.	461	2,351
Strayer Education, Inc.	202	8,072
Universal Technical Institute, Inc.	397	4,220

		51,177

Security Services - 0.1%

Secom Co., Ltd.	3,000	172,022

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	241	16,812
ION Geophysical Corp.†	2,294	10,988

		27,800

Semiconductor Components-Integrated Circuits - 1.1%

Cirrus Logic, Inc.†	17,173	386,393
Exar Corp.†	902	11,022
Hittite Microwave Corp.†	506	30,947
Micrel, Inc.	892	8,206
Pericom Semiconductor Corp.†	375	2,636
Power Integrations, Inc.	539	28,093

QUALCOMM, Inc.	19,816	1,313,405
Sigma Designs, Inc.†	547	2,587
TriQuint Semiconductor, Inc.†	3,013	22,718

		1,806,007

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	5,493	82,450
ATMI, Inc.†	599	14,706
Brooks Automation, Inc.	1,255	11,044
Cabot Microelectronics Corp.†	437	15,785
Cohu, Inc.	396	3,932
KLA-Tencor Corp.	181	9,982
Kulicke & Soffa Industries, Inc.†	1,407	15,561
Lam Research Corp.†	445	20,768
MKS Instruments, Inc.	986	24,699
Nanometrics, Inc.†	397	5,673
Rudolph Technologies, Inc.†	631	6,531
Tessera Technologies, Inc.	981	17,992
Tokyo Electron, Ltd.	3,200	133,462
Ultratech, Inc.†	510	14,423
Veeco Instruments, Inc.†	734	25,778

		402,786

Software Tools - 0.2%

VMware, Inc., Class A†	4,410	371,101

Steel-Producers - 0.3%

AK Steel Holding Corp.†	2,569	8,632
JFE Holdings, Inc.	7,200	159,715
Nippon Steel & Sumitomo Metal Corp.	76,000	216,733

		385,080

Storage/Warehousing - 0.0%

Mobile Mini, Inc.†	716	21,752

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	1,302	18,280
Harmonic, Inc.†	1,893	13,384
Oplink Communications, Inc.†	333	6,190

		37,854

Telecom Services - 0.0%

Cbeyond, Inc.†	572	3,752
Lumos Networks Corp.	277	4,363
USA Mobility, Inc.	381	5,380

		13,495

Telecommunication Equipment - 0.1%

ARRIS Group, Inc.†	2,176	34,098
Comtech Telecommunications Corp.	326	7,814
Harris Corp.	942	53,346
Nortel Networks Corp.†	62	0
Symmetricom, Inc.†	763	3,708

		98,966

Telephone-Integrated - 1.8%

AT&T, Inc.	50,456	1,706,927
Atlantic Tele-Network, Inc.	175	8,267
CenturyLink, Inc.	2,227	73,758
Cincinnati Bell, Inc.†	3,775	11,287
General Communication, Inc., Class A†	566	5,066
KDDI Corp.	4,000	191,272
Nippon Telegraph & Telephone Corp.	3,000	152,620
Softbank Corp.	7,600	479,136
Verizon Communications, Inc.	5,951	281,958

		2,910,291

Textile-Apparel - 0.0%

Perry Ellis International, Inc.	200	3,664

Textile-Products - 0.1%

Toray Industries, Inc.	23,000	141,488

Therapeutics - 0.1%

Questcor Pharmaceuticals, Inc.	1,097	73,148

Tobacco - 1.1%

Alliance One International, Inc.†	1,433	4,055
Altria Group, Inc.	9,467	320,742
Japan Tobacco, Inc.	7,800	264,939
Lorillard, Inc.	12,086	511,238
Philip Morris International, Inc.	7,160	597,430

		1,698,404

Toys - 0.1%

Hasbro, Inc.	1,222	55,699
JAKKS Pacific, Inc.	388	2,014
Nintendo Co., Ltd.	1,300	147,232

		204,945

Transactional Software - 0.0%

Bottomline Technologies de, Inc.†	670	18,237
Synchronoss Technologies, Inc.†	507	17,431

		35,668

Transport-Air Freight - 0.0%

Atlas Air Worldwide Holdings, Inc.†	495	22,869

Transport-Rail - 0.9%

Central Japan Railway Co.	1,100	126,150
CSX Corp.	5,921	145,716
East Japan Railway Co.	2,300	176,626
Keikyu Corp.	17,000	145,613
Keio Corp.	23,000	155,777
Norfolk Southern Corp.	6,318	455,907
Tobu Railway Co., Ltd.	34,000	171,411
Union Pacific Corp.	771	118,379

		1,495,579

Transport-Services - 0.2%

Bristow Group, Inc.	676	44,413
Era Group, Inc.†	371	9,212
Hub Group, Inc., Class A†	663	24,631
United Parcel Service, Inc., Class B	2,597	222,251

		300,507

Transport-Truck - 0.1%

Arkansas Best Corp.	483	12,017
Forward Air Corp.	554	20,404
Heartland Express, Inc.	859	11,957
Knight Transportation, Inc.	1,128	18,364
Old Dominion Freight Line, Inc.†	1,331	57,792

		120,534

Travel Services - 0.0%

Interval Leisure Group, Inc.	725	15,660

Veterinary Diagnostics - 0.0%

Neogen Corp.†	421	22,776

Water - 0.0%

American States Water Co.	361	18,989

Web Hosting/Design - 0.0%

NIC, Inc.	1,125	25,043

Web Portals/ISP - 0.4%

Blucora, Inc.†	766	15,335
Google, Inc., Class A†	800	677,520

		692,855

Wire & Cable Products - 0.0%

Belden, Inc.	834	47,305
Encore Wire Corp.	348	13,130

		60,435

Wireless Equipment - 0.0%

CalAmp Corp.†	601	9,850
ViaSat, Inc.†	760	48,435

		58,285

Total Common Stock (cost $86,915,261)		96,818,235

EXCHANGE-TRADED FUNDS - 3.7%

iShares Core S&P Small-Cap ETF	3,915	368,989
iShares MSCI All Country Asia ex Japan ETF	47,370	2,588,770
SPDR S&P 500 ETF Trust, Series 1	3,738	611,724
Vanguard FTSE Emerging Markets ETF	63,520	2,395,974

Total Exchange-Traded Funds (cost $6,231,637)		5,965,457

PREFERRED SECURITIES - 0.3%
Banks-Commercial - 0.1%

Zions Bancorporation FRS 6.30%	3,250	80,437

Electric-Integrated - 0.0%

Entergy Louisiana LLC 4.70%	3,650	69,752

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)	45,000	5

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS 0.00%†	2,200	11,286

Insurance-Reinsurance - 0.1%

RenaissanceRe Holdings, Ltd. 5.38%	6,475	128,852

Telecom Services - 0.1%

Qwest Corp. 6.13%	7,500	158,025

Total Preferred Securities (cost $555,821)		448,357

RIGHTS† - 0.0%
Retail-Restaurants - 0.0%

Biglari Holdings, Inc. Expires 12/10/2013 (subscription price $265.00) (cost $0)	25	740

WARRANTS † - 0.0%
Television - 0.0%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(2)(3)	9	2,790
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(1)(2)(3)	9	1,125

Total Warrants (cost $0)		3,915

ASSET BACKED SECURITIES - 2.3%
Diversified Financial Services - 2.3%

AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	$51,000	51,272
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(4)	207,963	204,477
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(4)	201,298	197,315
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(4)	58,926	56,202
Bear Stearns ALT-A Trust FRS Series 2004-10, Class 1A3 1.18% due 09/25/2034(4)	161,986	158,884
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	93,000	92,932
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	100,000	104,956
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.88% due 12/10/2049(5)	1,000,000	1,119,970
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	47,768	47,711
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(4)	66,182	66,247
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.55% due 12/25/2034	20,535	19,816
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	229,285
Entergy Arkansas Restoration Funding LLC Series 2010-A, Class A1 2.30% due 08/01/2021	153,730	157,028

First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(4)	92,614	92,848
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	66,000	65,027
GSR Mtg. Loan Trust Series 2005-7F, Class 3A6 6.00% due 09/25/2035(4)	140,416	137,395
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	33,000	32,880
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	175,000	172,665
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(5)	100,000	100,510
MortgageIT Trust FRS Series 2004-2, Class A1 0.55% due 12/25/2034(4)	107,637	101,779
MortgageIT Trust FRS Series 2004-1, Class A2 1.08% due 11/25/2034(4)	21,830	18,581
Nationstar Mtg. Advance Receivable Trust Series 2013-T2A, Class A2 1.68% due 06/20/2046*	100,000	99,854
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.59% due 08/25/2034	45,326	46,564
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	40,756	40,848
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(5)	84,000	90,741
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(5)	50,000	54,213
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(5)	38,154	37,854

Total Asset Backed Securities (cost $3,639,804)		3,597,854

U.S. CORPORATE BONDS & NOTES - 14.6%
Advanced Materials - 0.0%

Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	25,000	26,063

Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	48,000	44,556
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	115,000	120,606

		165,162

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	37,000	34,503

Aerospace/Defense - 0.1%

Boeing Co. Senior Notes 0.95% due 05/15/2018	101,000	96,149

Aerospace/Defense-Equipment - 0.2%

Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	89,000	87,665
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	142,000	141,545

		229,210

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	33,678	35,530
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	9,037	9,173
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	9,000	9,130
United Airlines Pass Through Trust Pass Thru Certs. Series 2013-1, Class B 5.38% due 02/15/2023	15,000	14,812

		68,645

Alternative Waste Technology - 0.0%

ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	43,000	45,365

Auction House/Art Dealers - 0.1%

Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	134,000	126,630

Auto-Cars/Light Trucks - 0.0%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	50,000	54,875

Auto/Truck Parts & Equipment-Original - 0.1%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021*	47,000	48,292
Chassix, Inc. Senior Sec. Notes 9.25% due 08/01/2018*	30,000	31,275

		79,567

Banks-Commercial - 0.4%

CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	30,000	30,750
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	38,000	37,168
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	115,000	110,008
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	63,000	64,935
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	143,000	150,550
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	141,000	138,811
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(6)	136,000	119,680

		651,902

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	115,000	115,796
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	198,128

		313,924

Banks-Super Regional - 0.1%

SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	13,000	13,701
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	121,000	118,540
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(6)	50,000	55,750

		187,991

Beverages-Non-alcoholic - 0.0%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	40,000	35,400

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	179,000	179,286
SABMiller Holdings, Inc. Company Guar. Notes 2.20% due 08/01/2018*	205,000	202,667

		381,953

Broadcast Services/Program - 0.1%

Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*	150,000	151,500

Building & Construction Products-Misc. - 0.2%

Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*	184,000	184,000
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	95,000	100,583

		284,583

Building & Construction-Misc. - 0.0%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	38,000	36,860

Building Products-Cement - 0.0%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	50,000	52,625

Building-Residential/Commercial - 0.0%

Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	37,000	37,093

Cable/Satellite TV - 0.4%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	199,000	189,548
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	54,000	54,675
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	44,000	41,903
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	88,000	75,758
DISH DBS Corp. Company Guar. Notes 4.25% due 04/01/2018	163,000	160,555
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	55,000	68,875

WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	50,000	53,625

		644,939

Casino Hotels - 0.3%

Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	167,000	159,485
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	10,000	8,700
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(7)(8)	32,297	34,800
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	100,000	99,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	125,000	120,625
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	8,000	8,240

		430,850

Cellular Telecom - 0.1%

MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	143,000	141,927
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	17,000	17,553

		159,480

Chemicals-Diversified - 0.1%

Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	40,000	39,500
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	150,000	141,000

		180,500

Chemicals-Other - 0.0%

Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	32,000	35,920

Chemicals-Plastics - 0.0%

PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	20,000	19,150

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	51,000	62,374
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	59,000	56,345

		118,719

Coal - 0.1%

CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	34,000	34,340
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	40,000	39,800
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	46,000	47,610

		121,750

Commercial Services-Finance - 0.0%

Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	16,000	16,020
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	34,000	36,125

		52,145

Computer Services - 0.2%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	45,000	47,739
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	189,000	175,426
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	120,000	144,917

		368,082

Computers - 0.1%

Apple, Inc. Senior Notes 1.00% due 05/03/2018	133,000	127,065
Apple, Inc. Senior Notes 3.85% due 05/04/2043	67,000	57,314

		184,379

Consumer Products-Misc. - 0.1%

American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	42,000	42,735

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	135,000	133,819

		176,554

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	189,000	206,955

Containers-Paper/Plastic - 0.0%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	25,000	27,000
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	24,000	26,880

		53,880

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	113,000	105,090

Data Processing/Management - 0.1%

First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	74,000	76,775

Direct Marketing - 0.0%

Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	7,600	7,904

Diversified Banking Institutions - 1.2%

Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	42,000	47,775
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 09/25/2013(6)	178,000	140,620
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	200,000	216,112
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	24,000	27,200
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	56,000	50,491
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	233,000	229,544
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(6)	46,000	43,470
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	103,000	101,132
Goldman Sachs Group, Inc. Senior Notes
5.25% due 07/27/2021	153,000	163,490
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	113,000	116,617
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	31,000	29,689
JPMorgan Chase & Co. FRS Jr. Sub. Notes 6.00% due 08/01/2023(6)	145,000	137,750
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	109,000	126,668
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(6)	65,000	71,662
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.26% due 05/15/2077	23,000	17,020
Morgan Stanley Senior Notes 2.13% due 04/25/2018	98,000	94,610
Morgan Stanley Senior Notes 4.75% due 03/22/2017	104,000	111,574
Morgan Stanley Senior Notes 5.50% due 07/28/2021	96,000	104,316
Morgan Stanley Senior Notes 6.25% due 08/09/2026	100,000	109,798

		1,939,538

Diversified Financial Services - 0.3%

General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	137,000	137,509
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	49,000	55,049
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	60,000	65,073
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	206,000	246,844

		504,475

Diversified Manufacturing Operations - 0.1%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	43,050

Textron, Inc. Senior Notes 4.63% due 09/21/2016	110,000	118,464

		161,514

E-Commerce/Services - 0.1%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	224,000	225,120

Electric-Distribution - 0.0%

Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	29,000	25,233

Electric-Generation - 0.1%

AES Corp. Senior Notes 4.88% due 05/15/2023	147,000	134,872
AES Corp. Senior Notes 8.00% due 10/15/2017	24,000	27,600

		162,472

Electric-Integrated - 0.6%

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	81,053
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	70,000	72,173
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	135,000	132,383
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	37,000	35,942
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	72,000	65,398
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	134,000	135,590
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	38,506
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	35,000	37,835
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	120,000	120,409
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	105,000	114,814
Southern Co. Senior Notes 2.45% due 09/01/2018	44,000	44,067

		878,170

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	207,000	198,720

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	146,000	153,420

Enterprise Software/Service - 0.1%

BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	133,000	134,662

Finance-Auto Loans - 0.1%

American Honda Finance Corp. Notes 1.00% due 08/11/2015*	67,000	67,098
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	42,000	43,312
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	25,000	27,844

		138,254

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	198,000

Finance-Consumer Loans - 0.1%

HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	91,000	102,743

Finance-Credit Card - 0.1%

American Express Credit Corp. Senior Notes 2.13% due 07/27/2018	72,000	71,560

Finance-Investment Banker/Broker - 0.2%

Jefferies Group LLC Senior Debentures 6.25% due 01/15/2036	18,000	17,340
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	11,220
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	69,000	7
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	107,000	108,936
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	109,000	131,225

		268,735

Finance-Leasing Companies - 0.1%

Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	150,000	149,625
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	12,000	12,870

		162,495

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	19,000	19,100
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	110,000	102,025

		121,125

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	39,000	40,073

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I Limited Guar. Notes 7.45% due 03/15/2028*	125,000	122,187
Land O’Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	10,000	10,175

		132,362

Food-Misc./Diversified - 0.1%

Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	95,000	112,093

Food-Retail - 0.1%

Kroger Co. Senior Notes 5.15% due 08/01/2043	67,000	65,545
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	117,000	112,174

		177,719

Home Furnishings - 0.0%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	20,000	20,850

Independent Power Producers - 0.1%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	29,000	31,320
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	10,000	10,725
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	55,000	62,150
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	45,000	49,387

		153,582

Insurance-Life/Health - 0.3%

American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	50,000	51,625
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	50,000	55,922
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	32,374
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	87,000	86,954
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	79,000	84,992
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	38,000	37,970
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	58,000	54,230

		404,067

Insurance-Multi-line - 0.1%

Loews Corp. Senior Notes 4.13% due 05/15/2043	58,000	49,749
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/2066	64,000	64,320
Metropolitan Life Global Funding I* Senior Sec. Notes 2.50% due 09/29/2015	101,000	104,357

		218,426

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	60,000	61,273
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	180,000	178,416

		239,689

Investment Management/Advisor Services - 0.0%

Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	35,000	36,050

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	142,000	145,727

Medical Instruments - 0.1%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	66,000	67,815

Medical Products - 0.1%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	60,000	73,974
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	47,840

		121,814

Medical-Biomedical/Gene - 0.1%

Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	74,000	77,955

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	73,000	71,963
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	131,000	133,947

		205,910

Medical-Generic Drugs - 0.2%

Actavis, Inc. Senior Notes 3.25% due 10/01/2022	158,000	146,780
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	35,000	34,644
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	141,000	161,009

		342,433

Medical-HMO - 0.1%

Cigna Corp. Senior Notes 4.38% due 12/15/2020	80,000	83,992
Cigna Corp. Senior Notes 6.15% due 11/15/2036	36,000	41,453

		125,445

Medical-Hospitals - 0.1%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	32,000	34,120
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	48,000	49,560
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	95,000	99,512
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	20,000	16,800

		199,992

Metal Processors & Fabrication - 0.0%

Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	54,000	52,256

MRI/Medical Diagnostic Imaging - 0.1%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	143,000	151,580

Multimedia - 0.1%

Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	59,000	69,753
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	59,000	65,888
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	62,000	63,005

		198,646

Music - 0.1%

Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	35,000	35,875
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	52,000	53,300

		89,175

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	48,000	47,880

Oil & Gas Drilling - 0.0%

Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	17,000	17,978

Oil Companies-Exploration & Production - 1.1%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	30,000	31,425
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	130,000	154,781
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	85,000	78,837

Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	20,000	21,100
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	100,000	100,250
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	88,000	87,560
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	45,000	44,213
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	49,000	52,430
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	137,000	144,192
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	100,000	100,000
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	100,000	103,250
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	20,000	18,400
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	20,000	20,100
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	115,000	110,975
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*	75,000	71,250
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	100,000	101,500
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	20,000	19,300
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	20,000	20,000
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	73,000	77,464
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	114,000	121,265
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	189,000	201,144
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	14,000	15,190
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	75,000	72,375
Samson Investment Co. Company Guar. Notes 10.25% due 02/15/2020*	33,000	34,485
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	15,000	14,850

		1,816,336

Oil Companies-Integrated - 0.2%

Chevron Corp. Senior Notes 1.72% due 06/24/2018	111,000	109,384
Hess Corp. Senior Notes 5.60% due 02/15/2041	116,000	119,213
Hess Corp. Senior Notes 7.88% due 10/01/2029	32,000	40,019
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	47,000	40,751

		309,367

Oil Refining & Marketing - 0.1%

Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	30,000	29,775
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	51,000	55,792

		85,567

Oil-Field Services - 0.1%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	31,800
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	90,000	87,300
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	50,000	52,750

		171,850

Paper & Related Products - 0.2%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	60,635
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	120,000	116,656
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	158,000	175,802

		353,093

Petrochemicals - 0.1%

PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	114,000	110,295

Pipelines - 0.4%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	121,000	112,530
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	15,000	15,412
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	7,000	6,562
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	27,000	23,861
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	39,240
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	60,000	72,577
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	30,000	31,875
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	64,000	59,753
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	34,000	30,940
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	42,000	44,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021*	136,000	135,660

		573,035

Printing-Commercial - 0.0%

RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	15,000	16,538
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	32,000	31,520

		48,058

Publishing-Newspapers - 0.2%

Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	101,000	99,990
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	135,000	142,425

		242,415

Publishing-Periodicals - 0.1%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	128,000	126,080

Radio - 0.0%

Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	22,000	19,415

Real Estate Investment Trusts - 0.3%

American Tower Corp. Senior Notes 3.40% due 02/15/2019	90,000	90,010
American Tower Corp. Senior Notes 5.00% due 02/15/2024	79,000	78,497
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	50,000	53,176
HCP, Inc. Senior Notes 3.75% due 02/01/2016	60,000	62,949
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	19,000	18,953
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	174,000	187,485

		491,070

Real Estate Management/Services - 0.0%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	40,000	42,900

Real Estate Operations & Development - 0.0%

First Industrial LP Senior Notes 5.75% due 01/15/2016	30,000	31,756

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	60,000	2

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	41,000	40,752
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	32,000	34,000
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	119,000	121,975

		196,727

Retail-Automobile - 0.2%

AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	228,000	256,500

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	39,358	42,053
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	59,721	64,607
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021*	34,000	34,425

		141,085

Retail-Pawn Shops - 0.0%

Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*	25,000	24,125

Retail-Pet Food & Supplies - 0.0%

Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	19,000	20,568

Retail-Regional Department Stores - 0.0%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	45,000	43,538

Retail-Restaurants - 0.2%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	38,806
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	43,000	45,849
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	133,000	147,630

		232,285

Savings & Loans/Thrifts - 0.3%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	102,000	106,955
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	190,000	218,983
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	111,000	127,512
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	45,000	46,264

		499,714

Schools - 0.1%

Northwestern University Bonds 4.20% due 12/01/2047	94,000	88,492
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	57,000	49,812
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	63,442

		201,746

Security Services - 0.1%

ADT Corp. Senior Notes 2.25% due 07/15/2017	126,000	118,493
ADT Corp. Senior Notes 3.50% due 07/15/2022	86,000	71,914

		190,407

Semiconductor Equipment - 0.0%

Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	54,000	52,380

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	32,000	34,560

Special Purpose Entity - 0.1%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	213,690

Steel Pipe & Tube - 0.0%

JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	30,000	29,250

Steel-Producers - 0.3%

AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	33,000	34,815
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	313,000	284,478
Nucor Corp. Senior Notes 4.00% due 08/01/2023	85,000	82,897
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	69,000	71,587

		473,777

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	65,000	70,850

Telecom Services - 0.1%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	84,000	91,802
Qwest Corp. Senior Notes 7.50% due 10/01/2014	55,000	58,360

		150,162

Telephone-Integrated - 0.5%

AT&T, Inc. Senior Notes 6.50% due 09/01/2037	70,000	79,620
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	64,000	69,950
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	194,000	182,845
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	188,000	198,810
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	11,000
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,250
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	46,977
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	22,000	24,970
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	110,000	112,750
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	28,000	31,507

		769,679

Theaters - 0.0%

Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	68,000	63,580

Transport-Equipment & Leasing - 0.1%

Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	42,000	41,916
GATX Corp. Senior Notes 3.90% due 03/30/2023	138,000	132,039

		173,955

Transport-Rail - 0.1%

Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	63,000	63,910
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	60,000	65,363

		129,273

Transport-Services - 0.0%

Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	36,000	36,000

Travel Services - 0.0%

Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	50,000	53,875

Web Hosting/Design - 0.0%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	58,000	55,825

Wireless Equipment - 0.0%

Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	3,740	3,812

Total U.S. Corporate Bonds & Notes (cost $23,954,179)		23,367,427

FOREIGN CORPORATE BONDS & NOTES - 2.4%
Aerospace/Defense-Equipment - 0.0%

EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	71,000	64,385

Banks-Commercial - 0.3%

Abbey National Treasury Services PLC Bank Guar. Notes 3.05% due 08/23/2018	40,000	40,151
Bank of Montreal Senior Notes 1.45% due 04/09/2018	118,000	114,366

Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016	78,000	78,280
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	51,000	56,136
ING Bank NV Notes 2.00% due 09/25/2015*	208,000	210,469

		499,402

Chemicals-Diversified - 0.0%

NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	41,000	40,898

Containers-Metal/Glass - 0.0%

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	15,000	14,588

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	150,000	146,062

Diversified Banking Institutions - 0.2%

Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	60,150
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	67,000	64,473
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	102,000	114,431

		239,054

Diversified Financial Services - 0.1%

Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	190,000	203,386

Diversified Manufacturing Operations - 0.2%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	80,000	78,800
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	76,000	75,056
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	75,000	73,706
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	50,000	50,172

		277,734

Diversified Minerals - 0.2%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	170,000	168,300
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	167,000	154,351

		322,651

Finance-Leasing Companies - 0.0%

Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	35,445
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	18,000	18,900

		54,345

Gold Mining - 0.1%

AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	117,000	116,298

Insurance Brokers - 0.1%

Trinity Acquisition PLC Company Guar. Notes 6.13% due 08/15/2043	90,000	88,064

Medical Products - 0.1%

Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	90,000	88,017
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	75,000	71,113

		159,130

Oil & Gas Drilling - 0.2%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	48,250
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	114,000	126,034
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	35,000	37,376
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	69,000	76,733

		288,393

Oil Companies-Exploration & Production - 0.2%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	161,000	201,382
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	76,313

		277,695

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	210,000	210,061
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	114,000	116,523
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	91,000	82,357
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	68,000	66,980
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	40,000	34,700
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	63,000	63,050

		573,671

Real Estate Operations & Development - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	60,000	58,950

Satellite Telecom - 0.1%

Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	155,000	159,650

Steel-Producers - 0.0%

ArcelorMittal Senior Notes 7.25% due 03/01/2041	75,000	67,312

Telecom Services - 0.1%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	25,000	26,125
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*	60,000	60,900

		87,025

Telephone-Integrated - 0.0%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	54,000	53,206

Total Foreign Corporate Bonds & Notes (cost $3,893,948)		3,791,899

FOREIGN GOVERNMENT AGENCIES - 0.2%
Regional Authority - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	99,000	98,475
Province of British Columbia Senior Notes 2.85% due 06/15/2015	98,000	102,122

		200,597

Sovereign - 0.1%

Government of Canada Senior Notes 0.88% due 02/14/2017	100,000	99,520
United Mexican States Senior Bonds 4.75% due 03/08/2044	48,000	41,832

		141,352

Total Foreign Government Agencies (cost $342,928)		341,949

MUNICIPAL BONDS & NOTES - 0.1%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	78,380
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	77,945
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	84,661

Total Municipal Bonds & Notes
(cost $273,101)		240,986

U.S. GOVERNMENT AGENCIES - 8.7%
Federal Home Loan Mtg. Corp. - 3.0%

2.50% due 01/01/2028	108,951	108,292
3.00% due 08/01/2027	436,997	447,887
3.00% due 10/01/2042	223,068	213,683
3.00% due 11/01/2042	934,959	895,623
3.00% due 04/01/2043	546,348	523,361
3.50% due 02/01/2042	249,232	248,704
3.50% due 03/01/2042	117,490	117,233
3.50% due 08/01/2042	376,590	375,849
4.00% due 09/01/2040	99,879	103,019
4.50% due 01/01/2039	14,908	15,681
4.50% due 12/01/2039	839,937	892,863
5.00% due 10/01/2033	4,318	4,648
5.00% due 03/01/2038	63,291	67,634
5.00% due 07/01/2038	225,348	240,811
5.50% due 09/01/2037	67,181	72,338
5.50% due 10/01/2037	91,101	98,094
5.50% due 01/01/2038	23,925	25,762
5.50% due 04/01/2038	38,402	41,350
5.50% due 06/01/2041	31,487	33,904
6.00% due 08/01/2036	128,529	139,898
6.00% due 03/01/2040	88,463	96,334
6.50% due 12/01/2028	87,801	97,021
6.50% due 05/01/2036	633	708

		4,860,697

Federal National Mtg. Assoc. - 5.6%

2.50% due 03/01/2028	240,721	239,236
2.50% due 04/01/2028	294,483	292,665
3.00% due 10/01/2027	187,060	191,674
3.00% due 12/01/2027	192,143	197,001
3.00% due 01/01/2028	288,770	296,077
3.00% due 06/01/2042	77,009	73,948
3.00% due 12/01/2042	126,390	121,365
3.50% due 08/01/2027	52,539	54,975
3.50% due 01/01/2042	258,197	258,380
3.50% due 04/01/2042	175,793	175,917
3.50% due 05/01/2042	333,022	333,258
3.50% due 07/01/2042	134,358	134,453
4.00% due 08/01/2026	410,413	433,367
4.00% due 09/01/2040	118,161	122,107
4.00% due 12/01/2040	1,178,455	1,217,762
4.00% due 11/01/2041	106,050	109,606
4.00% due 01/01/2042	140,059	144,666
4.50% due 10/01/2024	174,279	184,842
4.50% due 01/01/2025	698,362	757,011
4.50% due 03/01/2025	230,878	244,732
4.50% due 05/01/2025	185,526	196,657
4.50% due 01/01/2039	31,892	33,668

4.50% due 09/01/2040	926,258	979,106
4.50% due 11/01/2040	37,750	39,879
5.00% due 03/15/2016	74,000	82,013
5.00% due 11/01/2033	6,652	7,161
5.00% due 05/01/2040	83,326	89,866
5.00% due 07/01/2040	1,010,378	1,086,447
5.50% due 12/01/2029	44,620	48,540
5.50% due 05/01/2034	207,571	226,719
6.00% due 05/01/2017	19,383	20,405
6.00% due 12/01/2033	63,599	70,417
6.00% due 11/01/2038	190,688	208,174
6.00% due 06/01/2040	12,654	13,815
6.50% due 02/01/2017	14,738	15,525
6.50% due 08/01/2031	21,317	23,474
6.50% due 07/01/2032	34,920	38,486
6.50% due 07/01/2036	36,459	40,238
7.50% due 06/01/2015	2,423	2,451
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040	122,641	121,704

		8,927,787

Government National Mtg. Assoc. - 0.1%

6.00% due 02/15/2029	3,369	3,720
6.00% due 04/15/2029	20,677	23,042
6.00% due 06/15/2029	12,214	13,498
6.50% due 02/15/2029	36,542	40,843

		81,103

Total U.S. Government Agencies
(cost $14,078,073)		13,869,587

U.S. GOVERNMENT TREASURIES - 1.3%
United States Treasury Bonds - 0.3%

2.75% due 11/15/2042	70,000	58,078
2.88% due 05/15/2043	198,000	168,548
3.13% due 02/15/2042	128,000	115,540
3.13% due 02/15/2043	127,300	114,351

		456,517

United States Treasury Notes - 1.0%

0.13% due 04/15/2018 TIPS(9)	319,179	325,488
0.50% due 07/31/2017	10,000	9,728
0.75% due 10/31/2017	13,000	12,699
1.25% due 10/31/2015	16,000	16,275
1.38% due 06/30/2018	35,000	34,710
1.38% due 07/31/2018	402,000	398,169
1.75% due 05/15/2022	30,000	28,013
1.75% due 05/15/2023	300,000	274,359
2.00% due 02/15/2022	265,000	254,027
2.50% due 08/15/2023	182,000	178,076
2.75% due 12/31/2017	14,000	14,818

		1,546,362

Total U.S. Government Treasuries
(cost $2,066,901)		2,002,879

Total Long-Term Investment Securities
(cost $141,951,653)		150,449,285

SHORT-TERM INVESTMENT SECURITIES - 5.6%
Time Deposits - 5.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013 (cost $8,973,000)	8,973,000	8,973,000

TOTAL INVESTMENTS
(cost $150,924,653) (10)	99.8%	159,422,285
Other assets less liabilities	0.2	305,403

NET ASSETS	100.0%	$159,727,688

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $8,611,087 representing 5.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $3,936 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2013, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 strike Price $500.00 Warrant	03/01/2011	9	$0	$2,790	$310.00	0.0%
ION Media Networks, Inc. Expires 12/18/2016 strike Price $687.00 Warrant	11/11/2010	9	0	1,125	125.00	0.0

				$3,915		0.0%

(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	PIK (Payment-in-Kind Security)-Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Security currently paying interest in the form of additional bonds.
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$96,818,235	$—	$—	$96,818,235
Exchange Traded Funds	5,965,457	—	—	5,965,457
Preferred Securities:
Finance-Investment Banker/Broker	—	5	—	5
Other Industries*	448,352	—	—	448,352
Rights	740	—	—	740
Warrants	—	—	3,915	3,915
Asset Backed Securities	—	3,597,854	—	3,597,854
U.S. Corporate Bonds & Notes:
Recycling	—	—	2	2
Other Industries*	—	23,367,425	—	23,367,425
Foreign Corporate Bonds & Notes	—	3,791,899	—	3,791,899
Foreign Government Agencies	—	341,949	—	341,949
Municipal Bonds & Notes	—	240,986	—	240,986
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	8,927,787	—	8,927,787
Other Government Agencies*	—	4,941,800	—	4,941,800
U.S. Government Treasuries	—	2,002,879	—	2,002,879
Short-Term Investment Securities:
Time Deposits	—	8,973,000	—	8,973,000

Total	$103,232,784	$56,185,584	$3,917	$159,422,285

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $19,126,184 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.4%
Aerospace/Defense - 1.4%

Boeing Co.	69,500	$7,222,440

Aerospace/Defense-Equipment - 0.7%

United Technologies Corp.	33,200	3,323,320

Agricultural Chemicals - 0.6%

Monsanto Co.	30,500	2,985,645

Airlines - 0.8%

Delta Air Lines, Inc.	65,700	1,296,261
United Continental Holdings, Inc.†	98,600	2,806,156

		4,102,417

Apparel Manufacturers - 1.0%

Michael Kors Holdings, Ltd.†	20,600	1,526,254
Ralph Lauren Corp.	19,500	3,225,495
VF Corp.	300	56,163

		4,807,912

Applications Software - 1.8%

Citrix Systems, Inc.†	600	42,462
Intuit, Inc.	1,500	95,295
Red Hat, Inc.†	54,800	2,768,496
Salesforce.com, Inc.†	121,600	5,974,208

		8,880,461

Athletic Footwear - 0.5%

NIKE, Inc., Class B	39,100	2,456,262

Auto-Cars/Light Trucks - 0.6%

Tesla Motors, Inc.†#	19,300	3,261,700

Banks-Fiduciary - 1.2%

Northern Trust Corp.	22,400	1,229,088
State Street Corp.	68,300	4,556,976

		5,786,064

Banks-Super Regional - 0.3%

US Bancorp	40,400	1,459,652

Beverages-Non-alcoholic - 0.6%

Coca-Cola Co.	900	34,362
Monster Beverage Corp.†	21,900	1,256,841
PepsiCo, Inc.	23,900	1,905,547

		3,196,750

Beverages-Wine/Spirits - 0.0%

Constellation Brands, Inc., Class A†	900	48,825

Broadcast Services/Program - 1.3%

Discovery Communications, Inc., Class C†	90,550	6,444,443

Building-Residential/Commercial - 0.0%

D.R. Horton, Inc.#	2,700	48,195
Lennar Corp., Class A#	6,000	190,860

		239,055

Cable/Satellite TV - 0.0%

Liberty Global PLC, Class A†	700	54,376

Casino Hotels - 1.4%

Las Vegas Sands Corp.	122,900	6,925,415

Chemicals-Diversified - 0.1%

FMC Corp.	9,200	612,812

Chemicals-Specialty - 1.1%

Ecolab, Inc.	60,400	5,517,540

Coatings/Paint - 1.3%

Sherwin-Williams Co.	37,600	6,482,240

Coffee - 0.8%

Green Mountain Coffee Roasters, Inc.†#	48,100	4,151,511

Commercial Services-Finance - 3.6%

Alliance Data Systems Corp.†#	13,300	2,602,810
Mastercard, Inc., Class A	25,300	15,333,824

		17,936,634

Computer Aided Design - 0.0%

Autodesk, Inc.†	4,200	154,350

Computer Services - 1.3%

Accenture PLC, Class A	15,300	1,105,425
Cognizant Technology Solutions Corp., Class A†	53,400	3,914,220
IHS, Inc., Class A†	13,500	1,446,525

		6,466,170

Computer Software - 0.3%

Akamai Technologies, Inc.†#	36,800	1,692,064

Computers - 1.2%

Apple, Inc.	12,700	6,185,535

Consulting Services - 0.0%

Verisk Analytics, Inc., Class A†	1,800	111,924

Cosmetics & Toiletries - 0.5%

Procter & Gamble Co.	29,400	2,289,966

Cruise Lines - 0.3%

Carnival Corp.	45,700	1,649,313

Data Processing/Management - 0.5%

Fiserv, Inc.†	26,800	2,580,036

Distribution/Wholesale - 1.7%

Fastenal Co.	77,100	3,391,629
Fossil Group, Inc.†	34,400	3,995,216
WW Grainger, Inc.	5,300	1,310,955

		8,697,800

Diversified Banking Institutions - 1.6%

Citigroup, Inc.	60,900	2,943,297
Goldman Sachs Group, Inc.	3,100	471,603
JPMorgan Chase & Co.	25,100	1,268,303
Morgan Stanley	132,300	3,408,048

		8,091,251

Diversified Manufacturing Operations - 3.0%

3M Co.	5,100	579,258
Danaher Corp.	219,980	14,413,090

		14,992,348

E-Commerce/Products - 6.1%

Amazon.com, Inc.†	78,200	21,972,636
eBay, Inc.†	170,040	8,500,300

		30,472,936

E-Commerce/Services - 4.1%

Ctrip.com International, Ltd. ADR†	11,400	524,628
Netflix, Inc.†#	8,100	2,299,671
priceline.com, Inc.†	17,500	16,424,275
TripAdvisor, Inc.†#	14,800	1,094,756

		20,343,330

Electronic Components-Semiconductors - 0.1%

Xilinx, Inc.	8,030	348,663

Electronic Measurement Instruments - 0.0%

Trimble Navigation, Ltd.†	3,600	90,900

Finance-Credit Card - 2.9%

American Express Co.	78,000	5,608,980
Visa, Inc., Class A	52,300	9,122,166

		14,731,146

Finance-Investment Banker/Broker - 0.5%

TD Ameritrade Holding Corp.	88,800	2,279,496

Finance-Other Services - 0.6%

IntercontinentalExchange, Inc.†#	15,600	2,804,100

Food-Retail - 0.9%

Kroger Co.	14,800	541,680
Whole Foods Market, Inc.	79,400	4,188,350

		4,730,030

Hotels/Motels - 1.3%

Marriott International, Inc., Class A	33,990	1,359,260
Starwood Hotels & Resorts Worldwide, Inc.	80,100	5,121,594

		6,480,854

Industrial Gases - 1.3%

Praxair, Inc.	56,100	6,586,140

Instruments-Controls - 0.7%

Honeywell International, Inc.	44,800	3,564,736

Instruments-Scientific - 1.1%

Thermo Fisher Scientific, Inc.#	59,800	5,312,034

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc.	29,400	1,212,162

Internet Application Software - 0.7%

Tencent Holdings, Ltd.	79,700	3,739,125

Internet Content-Entertainment - 1.4%

Facebook, Inc., Class A†	164,541	6,792,252

Internet Content-Information/News - 0.9%

LinkedIn Corp., Class A†	18,600	4,464,744

Investment Management/Advisor Services - 2.5%

Ameriprise Financial, Inc.	20,240	1,743,676
Franklin Resources, Inc.	112,100	5,174,536
Invesco, Ltd.	181,700	5,516,412

		12,434,624

Machinery-General Industrial - 0.6%

Roper Industries, Inc.	21,500	2,659,550
Wabtec Corp.	6,000	351,120

		3,010,670

Machinery-Pumps - 0.1%

Flowserve Corp.	6,200	345,898

Medical Instruments - 0.0%

Edwards Lifesciences Corp.†#	1,900	133,722

Medical Products - 0.7%

Baxter International, Inc.	2,100	146,076
Becton Dickinson and Co.	2,500	243,450
Covidien PLC	21,400	1,271,160
Henry Schein, Inc.†	2,000	202,100
Stryker Corp.	22,700	1,518,403

		3,381,189

Medical-Biomedical/Gene - 8.4%

Alexion Pharmaceuticals, Inc.†	44,000	4,741,440
Biogen Idec, Inc.†	44,100	9,394,182
Celgene Corp.†	66,100	9,252,678
Gilead Sciences, Inc.†	245,800	14,814,366
Regeneron Pharmaceuticals, Inc.†#	15,800	3,828,498
Vertex Pharmaceuticals, Inc.†	600	45,090

		42,076,254

Medical-Drugs - 0.6%

Allergan, Inc.	12,100	1,069,398
Valeant Pharmaceuticals International, Inc.†	19,100	1,878,294

		2,947,692

Medical-Generic Drugs - 0.1%

Perrigo Co.	3,800	461,890

Medical-HMO - 0.7%

Aetna, Inc.	12,700	805,053
UnitedHealth Group, Inc.	36,100	2,589,814

		3,394,867

Medical-Wholesale Drug Distribution - 1.8%

AmerisourceBergen Corp.	1,700	96,764
McKesson Corp.	73,900	8,972,199

		9,068,963

Metal Processors & Fabrication - 2.0%

Precision Castparts Corp.	47,500	10,033,900

Motorcycle/Motor Scooter - 0.6%

Harley-Davidson, Inc.	51,400	3,082,972

Multimedia - 0.7%

Twenty-First Century Fox, Inc., Class A	56,400	1,767,012
Walt Disney Co.	30,400	1,849,232

		3,616,244

Oil Companies-Exploration & Production - 3.5%

Cabot Oil & Gas Corp.	11,600	453,908
Concho Resources, Inc.†	14,400	1,389,744
EOG Resources, Inc.	16,000	2,512,800
EQT Corp.	37,400	3,205,928
Pioneer Natural Resources Co.	37,200	6,508,884
Range Resources Corp.	49,500	3,711,510

		17,782,774

Oil Companies-Integrated - 0.0%

Phillips 66	1,500	85,650

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	7,300	414,567
FMC Technologies, Inc.†	5,300	284,239

		698,806

Oil-Field Services - 0.8%

Schlumberger, Ltd.	51,600	4,176,504

Pharmacy Services - 0.6%

Express Scripts Holding Co.†	51,000	3,257,880

Real Estate Investment Trusts - 1.8%

American Tower Corp.	129,300	8,985,057

Retail-Apparel/Shoe - 2.6%

L Brands, Inc.#	55,400	3,177,744
Lululemon Athletica, Inc.†#	37,400	2,649,416
PVH Corp.	34,400	4,429,000
Ross Stores, Inc.	38,000	2,555,880

		12,812,040

Retail-Auto Parts - 1.0%

O’Reilly Automotive, Inc.†	41,100	5,043,381

Retail-Building Products - 1.8%

Home Depot, Inc.	65,100	4,849,299
Lowe’s Cos., Inc.	96,200	4,407,884

		9,257,183

Retail-Discount - 0.8%

Costco Wholesale Corp.	18,800	2,103,156
Dollar Tree, Inc.†	41,300	2,176,510

		4,279,666

Retail-Drug Store - 0.4%

CVS Caremark Corp.	36,000	2,089,800

Retail-Gardening Products - 0.3%

Tractor Supply Co.	10,800	1,321,596

Retail-Jewelry - 0.1%

Tiffany & Co.	8,500	655,435

Retail-Restaurants - 3.1%

Chipotle Mexican Grill, Inc.†	12,500	5,102,125
Starbucks Corp.	145,100	10,232,452

		15,334,577

Semiconductor Components-Integrated Circuits - 1.5%

QUALCOMM, Inc.	112,820	7,477,710

Telecommunication Equipment - 0.1%

Juniper Networks, Inc.†	13,570	256,473

Telephone-Integrated - 0.1%

Softbank Corp.	11,800	743,922

Therapeutics - 0.1%

Pharmacyclics, Inc.†	3,100	345,650

Transport-Rail - 2.4%

Kansas City Southern	35,800	3,774,036
Union Pacific Corp.	52,900	8,122,266

		11,896,302

Transport-Services - 0.5%

FedEx Corp.	21,900	2,351,184

Transport-Truck - 0.2%

J.B. Hunt Transport Services, Inc.	10,800	777,600

Web Portals/ISP - 6.5%

Baidu, Inc. ADR†	41,100	5,570,283
Google, Inc., Class A†	31,700	26,846,730

		32,417,013

Total Long-Term Investment Securities
(cost $331,282,997)		498,793,967

SHORT-TERM INVESTMENT SECURITIES - 5.6%
Registered Investment Companies - 5.6%
State Street Navigator Securities Lending Prime Portfolio(1)	25,409,269	25,409,269
T. Rowe Price Reserve Investment Fund	2,614,643	2,614,643

Total Short-Term Investment Securities
(cost $28,023,912)		28,023,912

TOTAL INVESTMENTS
(cost $359,306,909)(2)	105.0%	526,817,879
Liabilities in excess of other assets	(5.0)	(25,088,476)

NET ASSETS	100.0%	$501,729,403

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2013, the Fund had loaned securities with a total value of $24,758,034. This was secured by collateral of $25,409,269, which was received in cash and subsequently invested in short-term investments currently valued at $25,409,269 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
E-Commerce/Products	$30,472,936	$—	$—	$30,472,936
Medical-Biomedical/Gene	42,076,254	—	—	42,076,254
Web Portals/ISP	32,417,013	—	—	32,417,013
Other Industries*	393,827,764	—	—	393,827,764
Short-Term Investment Securities:
Registered Investment Companies	28,023,912	—	—	28,023,912

Total	$526,817,879	$—	$—	$526,817,879

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.8%
Aerospace/Defense - 2.7%

General Dynamics Corp.	5,400	$449,550
Raytheon Co.	9,860	743,543

		1,193,093

Apparel Manufacturers - 1.5%

Hanesbrands, Inc.	10,900	648,332

Applications Software - 1.4%

Microsoft Corp.	18,935	632,429

Auto-Cars/Light Trucks - 2.9%

Daimler AG ADR	9,600	657,696
General Motors Co.†	18,500	630,480

		1,288,176

Auto/Truck Parts & Equipment-Original - 1.7%

Delphi Automotive PLC	13,800	759,276

Banks-Commercial - 1.5%

CIT Group, Inc.†	13,700	655,819

Banks-Fiduciary - 1.6%

State Street Corp.	10,410	694,555

Banks-Super Regional - 7.1%

Capital One Financial Corp.	16,925	1,092,509
Fifth Third Bancorp	27,600	504,804
PNC Financial Services Group, Inc.	8,425	608,875
Wells Fargo & Co.	23,245	954,904

		3,161,092

Building Products-Cement - 1.4%

CRH PLC ADR	30,000	637,500

Casino Services - 1.5%

International Game Technology	35,700	674,373

Chemicals-Diversified - 2.6%

E.I. du Pont de Nemours & Co.	9,800	554,876
Rockwood Holdings, Inc.	9,100	581,126

		1,136,002

Cruise Lines - 2.9%

Carnival Corp.	17,300	624,357
Royal Caribbean Cruises, Ltd.	18,000	660,420

		1,284,777

Diversified Banking Institutions - 6.4%

Bank of America Corp.	65,926	930,875
Citigroup, Inc.	21,410	1,034,745
JPMorgan Chase & Co.	17,405	879,475

		2,845,095

Diversified Manufacturing Operations - 5.6%

Eaton Corp. PLC	10,400	658,528
Illinois Tool Works, Inc.	6,000	428,820
ITT Corp.	5,700	187,245
Pentair, Ltd.	9,500	571,045
SPX Corp.	8,800	651,552

		2,497,190

Electric Products-Misc. - 1.7%

Emerson Electric Co.	7,340	443,116
Molex, Inc.	9,800	284,396

		727,512

Electronic Components-Semiconductors - 2.8%

Microchip Technology, Inc.	16,900	655,889
Texas Instruments, Inc.	15,720	600,504

		1,256,393

Electronic Security Devices - 1.3%

Tyco International, Ltd.	17,400	574,896

Enterprise Software/Service - 1.5%

CA, Inc.	22,800	666,900

Finance-Consumer Loans - 2.4%

SLM Corp.	44,105	1,058,079

Finance-Credit Card - 2.5%

American Express Co.	8,455	607,999
Discover Financial Services	10,600	500,850

		1,108,849

Finance-Investment Banker/Broker - 1.2%

E*TRADE Financial Corp.†	37,000	519,480

Instruments-Controls - 1.0%

Honeywell International, Inc.	5,500	437,635

Insurance-Multi-line - 1.3%

XL Group PLC	19,020	562,231

Investment Management/Advisor Services - 1.0%

Ameriprise Financial, Inc.	5,100	439,365

Medical Instruments - 1.5%

Medtronic, Inc.	13,130	679,478

Medical Products - 1.1%

Baxter International, Inc.	7,200	500,832

Medical-Drugs - 6.0%

Johnson & Johnson	9,785	845,522
Merck & Co., Inc.	13,500	638,415
Pfizer, Inc.	25,441	717,690
Sanofi ADR	9,900	473,022

		2,674,649

Medical-HMO - 4.1%

Cigna Corp.	7,600	598,044
UnitedHealth Group, Inc.	8,520	611,225
WellPoint, Inc.	6,915	588,743

		1,798,012

Medical-Wholesale Drug Distribution - 1.5%

Cardinal Health, Inc.	13,100	658,668

Oil & Gas Drilling - 2.8%

Noble Corp.	17,200	639,840
Seadrill, Ltd.	13,200	610,632

		1,250,472

Oil Companies-Exploration & Production - 2.6%

ConocoPhillips	8,665	574,489
Occidental Petroleum Corp.	6,565	579,099

		1,153,588

Oil Companies-Integrated - 2.6%

BP PLC ADR	13,935	575,515
Marathon Oil Corp.	16,065	553,118

		1,128,633

Oil Field Machinery & Equipment - 1.6%

National Oilwell Varco, Inc.	9,400	698,420

Pharmacy Services - 1.6%

Omnicare, Inc.	13,200	717,684

Rental Auto/Equipment - 0.5%

Rent-A-Center, Inc.	5,700	$213,807

Retail-Apparel/Shoe - 1.0%

Coach, Inc.	8,500	448,885

Retail-Discount - 1.3%

Target Corp.	8,900	563,459

Retail-Drug Store - 1.0%

Walgreen Co.	8,700	418,209

Savings & Loans/Thrifts - 4.1%

First Niagara Financial Group, Inc.	52,900	534,290
New York Community Bancorp, Inc.	41,800	612,370
People’s United Financial, Inc.	46,200	656,964

		1,803,624

Telephone-Integrated - 2.4%

AT&T, Inc.	19,310	653,257
Verizon Communications, Inc.	9,005	426,657

		1,079,914

Tobacco - 2.2%

Altria Group, Inc.	15,070	510,572
Philip Morris International, Inc.	5,400	450,576

		961,148

Tools-Hand Held - 1.4%

Stanley Black & Decker, Inc.	7,360	627,514

Total Long-Term Investment Securities
(cost $33,728,560)		42,836,045

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Time Deposits - 3.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013 (cost $1,329,000)	$1,329,000	1,329,000

TOTAL INVESTMENTS
(cost $35,057,560) (1)	99.8%	44,165,045
Other assets less liabilities	0.2	104,012

NET ASSETS	100.0%	$44,269,057

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$3,161,092	$—	$—	$3,161,092
Diversified Banking Institutions	2,845,095	—	—	2,845,095
Diversified Manufacturing Operations	2,497,190	—	—	2,497,190
Medical-Drugs	2,674,649	—	—	2,674,649
Other Industries*	31,658,019	—	—	31,658,019
Short-Term Investment Securities:
Time Deposits	—	1,329,000	—	1,329,000

Total	$42,836,045	$1,329,000	$—	$44,165,045

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 - (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 10.0%
Diversified Financial Services - 10.0%

ABFC 2002-NC1 Trust FRS Series 2002-NC1, Class M1 1.20% due 03/25/2032	$503,187	$467,275
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	245,000	246,306
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.74% due 01/25/2035(1)	964,213	927,331
Bear Stearns ALT-A Trust FRS Series 2004-10, Class 1A3 1.18% due 09/25/2034(1)	818,899	803,218
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 1.04% due 08/25/2034	1,112,679	1,058,407
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	585,000	578,460
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	446,000	445,674
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	240,000	253,167
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.88% due 12/10/2049(2)	380,000	425,589
CLI Funding V LLC Series 2013-1A, Class Note 2.83% due 03/18/2028*	241,500	232,255
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(2)	2,000,000	1,875,630
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.55% due 12/25/2034	354,283	341,878
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	229,285
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	496,570	527,852
Entergy Arkansas Restoration Funding LLC Series 2010-A, Class A1 2.30% due 08/01/2021	384,324	392,569
Ford Credit Auto Owner Trust Series 2012-D, Class C 1.23% due 08/15/2018	600,000	597,626
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	405,000	406,080
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	339,000	336,510

Diversified Financial Services (continued)

GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	192,000	189,169
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	192,000	190,253
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	163,000	162,408
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	115,000	113,465
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(2)	2,000,000	2,199,802
Morgan Stanley ABS Capital I, Inc. FRS Series 2004-HE6, Class M1 1.01% due 08/25/2034	1,000,000	917,195
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	245,871	247,124
MortgageIT Trust FRS Series 2004-2, Class A1 0.55% due 12/25/2034(1)	523,077	494,611
MortgageIT Trust FRS Series 2004-1, Class A2 1.08% due 11/25/2034(1)	478,503	407,279
Sequoia Mtg. Trust VRS Series 2013-6, Class A2 3.00% due 05/25/2043(1)	376,289	357,847
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	92,973	93,581
Structured Asset Securities Corp. Pass Through Certs. Series 2003-33H, Class 1A1 5.50% due 10/25/2033(1)	783,510	802,811
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	1,249,774	1,252,599
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(2)	1,000,000	1,080,250
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(2)	1,000,000	1,084,263
WaMu Mtg. Pass Through Certs. FRS Series 2003-AR9, Class 2A 2.46% due 09/25/2033(1)	1,188,644	1,182,089
Wells Fargo Alternative Loan Trust FRS Series 2005-2, Class A5 0.59% due 10/25/2035(1)	551,756	529,408
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	385,768	382,737

Total Asset Backed Securities (cost $22,160,887)		21,832,003

U.S. CORPORATE BONDS & NOTES - 18.2%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	150,000	139,238

Aerospace/Defense - 0.1%

Boeing Co. Senior Notes 0.95% due 05/15/2018	287,000	273,217

Aerospace/Defense-Equipment - 0.2%

Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	477,000	475,472

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	256,000	251,231
Daimler Finance North America LLC Company Guar. Notes 2.38% due 08/01/2018*	308,000	304,719

		555,950

Banks-Commercial - 0.9%

FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	177,000	173,126
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018#	421,000	402,727
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	301,000	310,244
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	542,000	570,615
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	592,000	582,809

		2,039,521

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	298,000	300,062
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	516,856

		816,918

Banks-Super Regional - 0.3%

SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	30,000	31,617
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023#	386,000	378,152
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(3)	165,000	183,975

		593,744

Brewery - 0.4%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015#	602,000	602,961
SABMiller Holdings, Inc. Company Guar. Notes 2.20% due 08/01/2018*#	296,000	292,632

		895,593

Building & Construction Products-Misc. - 0.1%

Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	188,000	199,048

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033#	269,000	256,176
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042#	260,000	223,832
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	155,000	194,103

		674,111

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034#	179,000	218,919

Computer Services - 0.8%

International Business Machines Corp. Senior Notes 0.45% due 05/06/2016#	944,000	932,658
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	371,000	344,354
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	310,000	374,370

		1,651,382

Computers - 0.2%

Apple, Inc. Senior Notes 1.00% due 05/03/2018#	345,000	329,605

Apple, Inc. Senior Notes 3.85% due 05/04/2043#	202,000	172,796

		502,401

Diversified Banking Institutions - 2.7%

Bank of America Corp. Sub. Notes 5.49% due 03/15/2019#	800,000	864,447
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	44,000	49,866
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023#†	166,000	149,670
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,168,000	1,150,676
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	973,000	1,039,712
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	606,000	625,396
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018#	114,000	109,177
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	223,000	259,146
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018#(3)	160,000	176,400
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.26% due 05/15/2077	73,000	54,020
Morgan Stanley Senior Notes 2.13% due 04/25/2018#	438,000	422,850
Morgan Stanley Senior Notes 4.75% due 03/22/2017	423,000	453,807
Morgan Stanley Senior Notes 6.25% due 08/09/2026	549,000	602,789

		5,957,956

Diversified Financial Services - 0.8%

General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016#	398,000	399,479
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020#	210,000	235,923
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	444,000	481,544
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	566,000	678,221

		1,795,167

Diversified Manufacturing Operations - 0.1%

Textron, Inc. Senior Notes 4.63% due 09/21/2016#	305,000	328,469

Electric-Distribution - 0.0%

Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042#	105,000	91,360

Electric-Integrated - 1.3%

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	352,310
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	203,000	209,302
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	430,000	421,666
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	229,000	222,449
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	507,000	460,509
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	265,108
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	116,559
Great Plains Energy, Inc. VRS Senior Notes 5.29% due 06/15/2022	141,000	152,422
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021#	437,000	438,492
Southern Co. Senior Notes 2.45% due 09/01/2018#	139,000	139,210

		2,778,027

Electronics-Military - 0.2%

L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	468,000	491,783

Finance-Consumer Loans - 0.1%

HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021#	186,000	210,002

Finance-Credit Card - 0.1%

American Express Credit Corp. Senior Notes 2.13% due 07/27/2018#	219,000	217,660

Finance-Investment Banker/Broker - 0.3%

Jefferies Group LLC Senior Debentures 6.25% due 01/15/2036	91,000	87,660
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	22,695
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038† (4)	112,000	11
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037#	205,000	208,710
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	216,000	260,043

		579,128

Finance-Other Services - 0.2%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	150,000	150,791
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043#	216,000	200,340

		351,131

Food-Misc./Diversified - 0.1%

Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	276,000	325,660

Food-Retail - 0.1%

Kroger Co. Senior Notes 5.15% due 08/01/2043	210,000	205,440

Insurance-Life/Health - 0.8%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	206,912
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	642,000	619,771
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	114,778
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	313,000	312,835
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	207,000	222,701
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	120,000	119,905
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	283,000	264,605

		1,861,507

Insurance-Multi-line - 0.4%

Loews Corp. Senior Notes 4.13% due 05/15/2043	263,000	225,584
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/2066	202,000	203,010
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	432,000	446,360

		874,954

Insurance-Mutual - 0.3%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	150,000	153,183
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*#	453,000	449,014

		602,197

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	54,989
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	268,000	330,420

		385,409

Medical-Biomedical/Gene - 0.1%

Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	146,000	153,804

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	315,000	310,524

Medical-Generic Drugs - 0.5%

Actavis, Inc. Senior Notes 3.25% due 10/01/2022#	378,000	351,157
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*#	101,000	99,973

Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	519,000	592,649

		1,043,779

Medical-HMO - 0.2%

Cigna Corp. Senior Notes 4.38% due 12/15/2020*	252,000	264,574
Cigna Corp. Senior Notes 6.15% due 11/15/2036	80,000	92,118

		356,692

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018#	200,000	193,540

Multimedia - 0.4%

Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	348,000	411,424
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	159,000	177,562
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	196,000	199,177

		788,163

Oil Companies-Exploration & Production - 0.5%

Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028#	468,000	557,210
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	194,000	205,864
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	323,000	343,583

		1,106,657

Oil Companies-Integrated - 0.4%

Chevron Corp. Senior Notes 1.72% due 06/24/2018#	321,000	316,327
Hess Corp. Senior Notes 5.60% due 02/15/2041#	238,000	244,592
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	192,592
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	98,000	84,970

		838,481

Oil Refining & Marketing - 0.1%

Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	172,000	188,162

Paper & Related Products - 0.5%

Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*#	503,000	488,984
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	571,000	635,333

		1,124,317

Pipelines - 0.3%

El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	131,000	115,768
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	50,000	52,818
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	192,000	232,245
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043#	202,000	188,596

		589,427

Real Estate Investment Trusts - 0.3%

American Tower Corp. Senior Notes 3.40% due 02/15/2019	286,000	286,033
American Tower Corp. Senior Notes 5.00% due 02/15/2024	253,000	251,388
HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	167,865

		705,286

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	118,000	117,286

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	159,307	170,215

CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	155,081	167,769

		337,984

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	380,633
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	494,000	569,355
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	225,000	258,471
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	145,000	149,073

		1,357,532

Schools - 0.2%

Northwestern University Bonds 4.20% due 12/01/2047	225,000	211,816
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	113,000	98,751
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	160,839

		471,406

Security Services - 0.3%

ADT Corp. Senior Notes 2.25% due 07/15/2017#	403,000	378,989
ADT Corp. Senior Notes 3.50% due 07/15/2022	272,000	227,451

		606,440

Special Purpose Entities - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	432,349
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*#	162,000	145,907

		578,256

Steel-Producers - 0.4%

Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	865,000	786,178
Nucor Corp. Senior Notes 4.00% due 08/01/2023	210,000	204,803

		990,981

Telecom Services - 0.2%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	130,000	142,074
Qwest Corp. Senior Notes 7.50% due 10/01/2014	250,000	265,272

		407,346

Telephone-Integrated - 0.3%

AT&T, Inc. Senior Notes 6.50% due 09/01/2037	310,000	352,602
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	200,000	218,594
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	63,000	70,891

		642,087

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.90% due 03/30/2023#	225,000	215,280

Transport-Rail - 0.2%

Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	199,000	201,875
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	95,000	88,367
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	21,000	23,471
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	214,607

		528,320

Wireless Equipment - 0.0%

Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037#	9,930	10,122

Total U.S. Corporate Bonds & Notes (cost $40,665,940)		39,753,236

FOREIGN CORPORATE BONDS & NOTES - 5.1%
Aerospace/Defense-Equipment - 0.1%

EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	189,000	171,392

Banks-Commercial - 1.8%

Abbey National Treasury Services PLC Bank Guar. Notes 3.05% due 08/23/2018	126,000	126,476
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	760,000	752,780
Bank of Montreal Senior Notes 1.45% due 04/09/2018#	358,000	346,975
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016#	226,000	226,813
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	228,000	250,959
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	482,000	486,145
ING Bank NV Notes 2.00% due 09/25/2015*#	572,000	578,790
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	503,000	510,820
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	650,000	633,774

		3,913,532

Diversified Banking Institutions - 0.2%

Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023#	189,000	181,871
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	259,000	290,566

		472,437

Diversified Financial Services - 0.2%

Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	373,000	399,278

Diversified Manufacturing Operations - 0.3%

Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	200,000	197,516
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	262,000	257,479
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	207,000	207,713

		662,708

Diversified Minerals - 0.2%

Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040#	554,000	512,040

Insurance Brokers - 0.1%

Trinity Acquisition PLC Company Guar. Notes 6.13% due 08/15/2043	221,000	216,246

Investment Companies - 0.2%

Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	377,000	337,998

Medical-Drugs - 0.2%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*#	404,000	400,965

Oil & Gas Drilling - 0.4%

Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020#	428,000	473,181
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038#	130,000	138,823
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031#	157,000	174,596

		786,600

Oil Companies-Exploration & Production - 0.1%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031#	227,000	283,936

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017#	350,000	340,910
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017#	286,000	286,083
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	350,000	357,748
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	289,000	261,553

Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024#	198,000	195,030
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	173,000	150,077
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	200,000	200,158

		1,791,559

Petrochemicals - 0.2%

Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	427,000	399,245

Telephone-Integrated - 0.3%

British Telecommunications PLC Senior Notes 1.63% due 06/28/2016	216,000	217,177
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	108,000	106,412
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018#	198,000	193,180
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023#	153,000	144,651

		661,420

Total Foreign Corporate Bonds & Notes (cost $11,303,045)		11,009,356

FOREIGN GOVERNMENT AGENCIES - 0.5%
Regional Authority - 0.3%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	296,421
Province of British Columbia Senior Notes 2.85% due 06/15/2015	272,000	283,440

		579,861

Sovereign - 0.2%

Government of Canada Senior Notes 0.88% due 02/14/2017	308,000	306,522
United Mexican States Senior Bonds 4.75% due 03/08/2044	169,000	147,283

		453,805

Total Foreign Government Agencies (cost $1,038,503)		1,033,666

MUNICIPAL BONDS & NOTES - 0.3%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	207,578
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	283,614
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	202,844

Total Municipal Bonds & Notes (cost $789,618)		694,036

U.S. GOVERNMENT AGENCIES - 36.6%
Federal Home Loan Bank - 0.1%
5.50% due 07/15/2036	250,000	297,918

Federal Home Loan Mtg. Corp. - 11.9%
1.00% due 07/30/2014	1,000,000	1,007,624
2.50% due 01/01/2028	501,920	498,882
2.50% due 04/01/2028	973,981	968,128
3.00% due 08/01/2027	983,264	1,007,105
3.00% due 10/01/2042	898,887	861,069
3.00% due 11/01/2042	1,526,347	1,462,130
3.00% due 02/01/2043	490,650	470,007
3.00% due 04/01/2043	993,366	951,573
3.00% due 05/01/2043	1,538,775	1,474,036
3.50% due 11/01/2041	1,268,859	1,266,080
3.50% due 02/01/2042	1,039,633	1,037,356
3.50% due 03/01/2042	353,244	352,471
3.50% due 04/01/2042	1,962,104	1,957,807
3.50% due 06/01/2042	2,647,823	2,642,024
3.50% due 08/01/2042	470,738	469,812
4.00% due 09/01/2040	200,289	206,587
4.50% due 01/01/2039	57,977	60,981
4.50% due 06/01/2040	1,394,538	1,478,985
4.50% due 06/01/2041	1,476,845	1,557,931
5.00% due 10/01/2033	3,846	4,140
5.00% due 03/01/2038	197,952	211,535
5.00% due 07/01/2038	400,619	428,108
5.00% due 06/01/2039	931,919	1,016,822
5.00% due 07/01/2040	1,649,429	1,773,653
5.50% due 11/01/2018	96,898	103,981
5.50% due 02/01/2035	368,133	399,082
5.50% due 07/01/2036	299,740	322,747
5.50% due 09/01/2037	14,426	15,534
5.50% due 10/01/2037	15,493	16,683
5.50% due 01/01/2038	179,440	193,213
5.50% due 04/01/2038	87,382	94,089
5.50% due 06/01/2041	109,200	117,581
6.00% due 10/01/2033	264,511	289,533
6.00% due 03/01/2040	3,021	3,289
6.50% due 02/01/2035	18,042	20,291
6.50% due 01/01/2036	25,173	27,211
6.50% due 03/01/2036	91,355	102,129
6.75% due 09/15/2029#	500,000	675,447
6.75% due 03/15/2031	250,000	339,260
7.00% due 11/01/2016	8,306	8,688

		25,893,604

Federal National Mtg. Assoc. - 24.5%
2.50% due 03/01/2028	962,884	956,942
2.50% due 04/01/2028	588,966	585,330
3.00% due 10/01/2027	233,825	239,593
3.00% due 12/01/2027	1,921,434	1,970,006
3.00% due 01/01/2028	1,925,136	1,973,847
3.00% due 03/01/2042	498,061	478,260
3.00% due 06/01/2042	438,096	420,679
3.00% due 12/01/2042	1,880,675	1,805,908
3.00% due 02/01/2043	1,973,423	1,875,986
3.50% due 09/01/2026	124,583	130,467
3.50% due September TBA	78,000	81,547
3.50% due 08/01/2027	328,013	343,224
3.50% due 10/01/2041	1,052,026	1,052,924
3.50% due 12/01/2041	880,728	881,623

3.50% due 05/01/2042	758,796	759,334
3.50% due 06/01/2042	560,096	560,493
3.50% due 07/01/2042	1,060,512	1,059,818
3.50% due 08/01/2042	784,808	776,578
3.50% due 09/01/2042	1,921,834	1,923,197
4.00% due 08/01/2026	1,641,652	1,733,466
4.00% due 07/01/2040	274,854	286,639
4.00% due 08/01/2040	60,159	62,153
4.00% due 09/01/2040	586,345	605,786
4.00% due 10/01/2040	241,906	249,753
4.00% due 12/01/2040	2,209,603	2,283,303
4.00% due 03/01/2041	363,815	375,851
4.00% due 10/01/2041	2,140,735	2,212,468
4.00% due 11/01/2041	2,236,559	2,311,745
4.00% due 01/01/2042	179,275	185,173
4.50% due 11/01/2022	393,538	417,860
4.50% due 10/01/2024	784,256	831,788
4.50% due 01/01/2039	118,310	124,896
4.50% due 08/01/2040	782,326	826,893
4.50% due 09/01/2040	2,003,205	2,117,500
4.50% due 11/01/2040	484,844	512,182
4.50% due 12/01/2040	967,072	1,023,198
4.50% due 05/01/2041	2,009,795	2,124,872
5.00% due 03/15/2016#	1,140,000	1,263,446
5.00% due 05/11/2017	500,000	566,611
5.00% due 09/01/2033	1,001,571	1,078,067
5.00% due 10/01/2033	11,092	11,942
5.00% due 03/01/2034	146,009	157,238
5.00% due 02/01/2036	51,885	55,807
5.00% due 05/01/2039	1,425,001	1,531,626
5.00% due 05/01/2040	290,329	313,116
5.00% due 07/01/2040	751,878	811,103
5.00% due September TBA	1,000,000	1,075,312
5.50% due 12/01/2029	256,693	279,242
5.50% due 04/01/2033	177,086	192,919
5.50% due 12/01/2033	179,611	196,375
5.50% due 05/01/2034	191,471	209,135
5.50% due 07/01/2037	1,418,832	1,538,881
5.50% due 06/01/2038	114,316	123,989
6.00% due 03/01/2016	457	459
6.00% due 12/01/2016	11,069	11,706
6.00% due 11/01/2017	30,604	32,491
6.00% due 12/01/2020	84,194	89,655
6.00% due 12/01/2033	144,342	159,816
6.00% due 12/01/2036	1,679,215	1,833,198
6.00% due 05/01/2038	354,828	387,365
6.00% due 11/01/2038	468,052	510,972
6.00% due 10/01/2039	2,412,073	2,633,258
6.00% due 06/01/2040	379,629	414,441
6.50% due 03/01/2017	18,313	19,468
6.50% due 08/01/2031	12,390	13,644
6.50% due 07/01/2032	91,759	101,144
6.50% due 07/01/2036	58,978	65,092
6.50% due 09/01/2037	197,928	219,191
6.50% due 10/01/2037	305,017	337,713
6.50% due 10/01/2038	99,657	110,173
6.50% due 02/01/2039	81,950	90,571
7.50% due 08/01/2015	114	118
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040	968,221	960,823

		53,557,389

Government National Mtg. Assoc. - 0.1%
6.00% due 04/15/2029	14,170	15,791
6.50% due 07/15/2032	43,318	48,204
6.50% due 09/15/2032	54,356	60,584

		124,579

Total U.S. Government Agencies (cost $81,349,432)		79,873,490

U.S. GOVERNMENT TREASURIES - 29.6%
United States Treasury Bonds - 3.3%
2.75% due 08/15/2042	177,000	147,076
2.75% due 11/15/2042#	772,000	640,519
2.88% due 05/15/2043#	604,000	514,155
3.13% due 11/15/2041	809,000	731,386
3.13% due 02/15/2042	408,000	368,284
3.88% due 08/15/2040	54,000	56,363
4.25% due 05/15/2039	267,000	296,829
4.38% due 02/15/2038#	483,000	547,224
4.38% due 11/15/2039	934,000	1,058,631
4.50% due 05/15/2038	120,000	138,544
4.50% due 08/15/2039	972,000	1,123,572
4.75% due 02/15/2037	587,000	701,465
4.75% due 02/15/2041#	129,000	154,901
5.00% due 05/15/2037	159,000	196,539
5.25% due 11/15/2028#	404,000	500,707
8.13% due 08/15/2019	92,000	124,638

		7,300,833

United States Treasury Notes - 26.3%
0.25% due 08/15/2015	800,000	797,782
0.38% due 04/15/2015	540,000	540,612
0.38% due 11/15/2015	9,000	8,982
0.50% due 07/31/2017	3,099,000	3,014,744
0.63% due 05/31/2017	454,000	445,346
0.63% due 08/31/2017	2,761,000	2,693,485
0.75% due 06/15/2014#	3,210,000	3,225,549
0.75% due 10/31/2017	99,000	96,711
0.75% due 12/31/2017	234,000	227,766
0.75% due 02/28/2018	201,000	195,001
0.88% due 02/28/2017	2,600,000	2,586,797
0.88% due 01/31/2018	231,000	225,712
1.00% due 08/31/2016	103,000	103,636
1.00% due 10/31/2016	1,369,000	1,374,669
1.00% due 03/31/2017	7,112,000	7,095,884
1.00% due 05/31/2018	216,000	210,870
1.25% due 10/31/2015	2,222,000	2,260,192
1.38% due 11/30/2015	53,000	54,060
1.38% due 06/30/2018	74,000	73,387
1.38% due 07/31/2018#	1,128,000	1,117,249
1.38% due 02/28/2019	2,510,000	2,457,644
1.50% due 12/31/2013	475,000	477,208
1.50% due 06/30/2016	128,000	130,800

1.63% due 08/15/2022	1,000	918
1.63% due 11/15/2022	5,003,000	4,567,974
1.75% due 05/15/2022	2,990,000	2,791,913
1.75% due 05/15/2023#	8,000	7,316
2.00% due 02/15/2022	3,444,000	3,301,398
2.13% due 12/31/2015	150,000	155,625
2.38% due 08/31/2014	5,260,000	5,375,268
2.50% due 04/30/2015	1,500,000	1,554,083
2.50% due 08/15/2023#	549,000	537,162
2.75% due 12/31/2017	1,511,000	1,599,300
3.13% due 05/15/2019	11,000	11,783
3.63% due 08/15/2019	52,000	57,074
3.88% due 05/15/2018	5,259,000	5,832,557
4.00% due 08/15/2018	1,403,000	1,567,415
4.25% due 08/15/2015	538,000	578,203

		57,352,075

Total U.S. Government Treasuries (cost $64,812,122)		64,652,908

PREFERRED SECURITIES - 0.2%
Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%#	7,250	138,548

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	78,000	8

Telecom Services - 0.1%

Qwest Corp. 6.13%	14,875	313,416

Total Preferred Securities (cost $553,081)		451,972

Total Long-Term Investment Securities (cost $222,672,628)		219,300,667

SHORT-TERM INVESTMENT SECURITIES - 3.4%
Registered Investment Companies - 3.4%

State Street Navigator Securities Lending Prime Portfolio (cost $7,444,869)(5)	7,444,869	7,444,869

TOTAL INVESTMENTS (cost $230,117,497) (6)	103.9%	226,745,536
Liabilities in excess of other assets	(3.9)	(8,600,213)

NET ASSETS	100.0%	$218,145,323

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $13,277,349 representing 16.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $28 representing 0.0% of net assets.
(5)	August 31, 2013, the Fund had loaned securities with a total value of $7,535,229. This was secured by collateral of $7,444,869, which was received in cash and subsequently invested in short-term investments currently valued at $7,444,869 as reported in the portfolio of investments. Additional collateral of $237,723 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
United States Treasury Bonds/Notes	0.50% to 1.88%	02/28/2014 to 09/30/2017	$237,723

(6)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$21,832,003	$—	$21,832,003
U.S. Corporate Bonds & Notes	—	39,753,236	—	39,753,236
Foreign Corporate Bonds & Notes	—	11,009,356	—	11,009,356
Foreign Government Agencies	—	1,033,666	—	1,033,666
Municipal Bonds & Notes	—	694,036	—	694,036
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	25,893,604	—	25,893,604
Federal National Mtg. Assoc.	—	53,557,389	—	53,557,389
Other Government Agencies*	—	422,497	—	422,497
U.S. Government Treasuries:
United States Treasury Bonds	—	7,300,833	—	7,300,833
United States Treasury Notes	—	57,352,075	—	57,352,075
Preferred Securities:
Finance - Investment Banker/Broker	—	8	—	8
Other Industries*	451,964	—	—	451,964
Short-Term Investment Securities:
Registered Investment Companies	7,444,869	—	—	7,444,869

Total	$7,896,833	$218,848,703	$—	$226,745,536

*	Sum of all other industries or other government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.1%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	33,950	$533,694

Aerospace/Defense - 2.7%

Boeing Co.	21,200	2,203,104
Northrop Grumman Corp.	12,100	1,116,467
Raytheon Co.	33,180	2,502,104
Rockwell Collins, Inc.#	7,100	502,467

		6,324,142

Airlines - 1.3%

Delta Air Lines, Inc.	11,735	231,532
United Continental Holdings, Inc.†#	99,742	2,838,657

		3,070,189

Applications Software - 1.0%

Microsoft Corp.	70,635	2,359,209

Athletic Footwear - 0.6%

NIKE, Inc., Class B	22,973	1,443,164

Auto-Cars/Light Trucks - 0.6%

Ford Motor Co.	63,355	1,025,718
General Motors Co.†	14,140	481,891

		1,507,609

Auto/Truck Parts & Equipment-Original - 2.4%

BorgWarner, Inc.#	10,170	982,219
Lear Corp.	14,500	996,875
TRW Automotive Holdings Corp.†	42,116	2,908,952
WABCO Holdings, Inc.†	11,000	857,890

		5,745,936

Banks-Commercial - 0.3%

Regions Financial Corp.	71,490	672,006

Banks-Fiduciary - 0.2%

State Street Corp.	5,390	359,621

Banks-Super Regional - 4.4%

Capital One Financial Corp.	22,300	1,439,465
SunTrust Banks, Inc.	60,800	1,946,816
US Bancorp	138,181	4,992,479
Wells Fargo & Co.	53,645	2,203,737

		10,582,497

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.	10,110	999,171

Cable/Satellite TV - 2.1%

Comcast Corp., Class A	98,300	4,137,447
Comcast Corp., Special Class A	14,615	595,415
DIRECTV†	1,500	87,270
Time Warner Cable, Inc.	600	64,410

		4,884,542

Chemicals-Diversified - 0.8%

LyondellBasell Industries NV, Class A	7,600	533,140
PPG Industries, Inc.	8,150	1,273,111

		1,806,251

Chemicals-Specialty - 0.3%

Ashland, Inc.	2,600	226,746
Cabot Corp.#	13,012	520,350

		747,096

Commercial Services-Finance - 2.3%

Mastercard, Inc., Class A	7,540	4,569,843
Western Union Co.#	46,890	821,982

		5,391,825

Computers - 1.3%

Apple, Inc.	6,450	3,141,472

Computers-Integrated Systems - 0.8%

Brocade Communications Systems, Inc.†	80,500	595,700
Teradata Corp.†	22,200	1,300,032

		1,895,732

Computers-Memory Devices - 1.9%

EMC Corp.	110,700	2,853,846
NetApp, Inc.#	34,600	1,437,284
Western Digital Corp.	4,919	304,978

		4,596,108

Consulting Services - 0.1%

Towers Watson & Co., Class A	1,380	113,505

Consumer Products-Misc. - 0.3%

Kimberly-Clark Corp.	7,500	701,100

Containers-Paper/Plastic - 0.8%

Packaging Corp. of America	36,305	1,925,617

Distribution/Wholesale - 0.0%

WESCO International, Inc.†#	300	22,131

Diversified Banking Institutions - 9.9%

Bank of America Corp.	342,154	4,831,214
Citigroup, Inc.	161,403	7,800,607
Goldman Sachs Group, Inc.	16,189	2,462,833
JPMorgan Chase & Co.	158,144	7,991,016
Morgan Stanley	15,500	399,280

		23,484,950

Diversified Manufacturing Operations - 3.7%

3M Co.	39,150	4,446,657
General Electric Co.	110,650	2,560,441
Ingersoll-Rand PLC	30,600	1,809,684

		8,816,782

Electric-Generation - 0.4%

AES Corp.	65,600	833,776

Electric-Integrated - 0.3%

Edison International	2,300	105,547
FirstEnergy Corp.#	1,400	52,458
Great Plains Energy, Inc.	8,400	184,128
PPL Corp.#	1,800	55,260
Public Service Enterprise Group, Inc.#	8,150	264,223

		661,616

Electronic Components-Misc. - 0.4%

Garmin, Ltd.#	7,790	317,598
TE Connectivity, Ltd.	12,800	627,200

		944,798

Electronic Components-Semiconductors - 0.0%

Broadcom Corp., Class A	2,400	60,624

Electronic Measurement Instruments - 1.1%

Agilent Technologies, Inc.	57,660	2,689,262

Electronic Parts Distribution - 0.4%

Avnet, Inc.	26,500	1,021,840

Electronic Security Devices - 0.4%

Tyco International, Ltd.	29,450	973,028

Engineering/R&D Services - 1.1%

Fluor Corp.	18,500	1,173,455
KBR, Inc.	47,300	1,412,378

		2,585,833

Engines-Internal Combustion - 0.5%

Cummins, Inc.	10,150	1,250,480

Enterprise Software/Service - 1.6%

CA, Inc.	18,975	555,019
Oracle Corp.	100,630	3,206,072

		3,761,091

Entertainment Software - 0.2%

Activision Blizzard, Inc.	30,000	489,600

Finance-Credit Card - 2.1%

Discover Financial Services	106,500	5,032,125

Finance-Other Services - 0.4%

NASDAQ OMX Group, Inc.	29,175	871,166

Food-Misc./Diversified - 0.2%

Unilever NV	13,090	492,577

Food-Retail - 0.6%

Kroger Co.	38,885	1,423,191

Gas-Distribution - 0.2%

UGI Corp.#	12,450	488,040

Home Decoration Products - 0.3%

Newell Rubbermaid, Inc.#	25,400	642,620

Instruments-Controls - 0.3%

Honeywell International, Inc.	10,145	807,238

Insurance Brokers - 0.0%

Willis Group Holdings PLC	1,840	75,955

Insurance-Life/Health - 1.3%

Aflac, Inc.	15,480	894,589
Lincoln National Corp.#	24,587	1,033,638
Prudential Financial, Inc.	15,625	1,170,000

		3,098,227

Insurance-Multi-line - 2.0%

ACE, Ltd.	12,455	1,092,553
American Financial Group, Inc.	8,600	443,158
Genworth Financial, Inc., Class A†	27,600	325,680
Hartford Financial Services Group, Inc.	53,719	1,590,082
MetLife, Inc.	14,855	686,153
XL Group PLC	24,770	732,201

		4,869,827

Insurance-Property/Casualty - 2.2%

Chubb Corp.	22,700	1,887,959
Travelers Cos., Inc.	40,915	3,269,108

		5,157,067

Insurance-Reinsurance - 0.1%

PartnerRe, Ltd.	3,600	313,740

Internet Security - 0.7%

Symantec Corp.	62,200	1,592,942

Medical Instruments - 2.4%

Medtronic, Inc.	82,244	4,256,127
St Jude Medical, Inc.	29,200	1,471,972

		5,728,099

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.#	3,200	187,584

Medical Products - 0.7%

Hospira, Inc.†	5,900	230,277
Zimmer Holdings, Inc.#	19,200	1,518,528

		1,748,805

Medical-Biomedical/Gene - 1.7%

Amgen, Inc.	15,600	1,699,464
Biogen Idec, Inc.†	4,200	894,684
Celgene Corp.†	7,900	1,105,842
Gilead Sciences, Inc.†	7,700	464,079

		4,164,069

Medical-Drugs - 8.3%

Abbott Laboratories	34,150	1,138,219
AbbVie, Inc.	34,150	1,455,131
AstraZeneca PLC ADR#	18,000	885,780
Eli Lilly & Co.	45,900	2,359,260
Johnson & Johnson	17,975	1,553,220
Merck & Co., Inc.	100,440	4,749,808
Pfizer, Inc.	274,822	7,752,729

		19,894,147

Medical-Generic Drugs - 0.1%

Teva Pharmaceutical Industries, Ltd. ADR	6,700	256,074

Medical-Hospitals - 0.2%

Universal Health Services, Inc., Class B	6,900	467,475

Medical-Wholesale Drug Distribution - 0.9%

McKesson Corp.	16,900	2,051,829

Multimedia - 2.8%

Time Warner, Inc.	15,761	954,014
Twenty-First Century Fox, Inc., Class A	119,155	3,733,126
Viacom, Inc., Class B	24,220	1,926,943

		6,614,083

Networking Products - 1.9%

Cisco Systems, Inc.	193,400	4,508,154

Office Automation & Equipment - 0.0%

Xerox Corp.	3,800	37,924

Oil Companies-Exploration & Production - 0.5%

Apache Corp.	5,750	492,660
Gulfport Energy Corp.†#	10,200	601,800
Occidental Petroleum Corp.	850	74,978

		1,169,438

Oil Companies-Integrated - 7.5%

Chevron Corp.	26,050	3,137,202
Exxon Mobil Corp.	64,820	5,649,711
Marathon Oil Corp.	98,054	3,375,999
Phillips 66	2,900	165,590
Royal Dutch Shell PLC ADR, Class A	7,100	458,589
Suncor Energy, Inc.	120,880	4,094,206
Total SA ADR	17,300	956,863

		17,838,160

Oil Refining & Marketing - 2.6%

Marathon Petroleum Corp.	50,120	3,634,201
PBF Energy, Inc.#	40,031	879,481
Tesoro Corp.#	17,389	801,459
Valero Energy Corp.	27,100	962,863

		6,278,004

Oil-Field Services - 1.4%

Halliburton Co.#	37,084	1,780,032
MRC Global, Inc.†	14,000	367,500
Oceaneering International, Inc.#	15,700	1,218,006

		3,365,538

Paper & Related Products - 1.0%

Domtar Corp.	12,800	844,800
International Paper Co.	30,900	1,458,789

		2,303,589

Physicians Practice Management - 0.0%

Envision Healthcare Holdings, Inc.†	3,900	102,336

Real Estate Management/Services - 0.1%

Jones Lang LaSalle, Inc.	4,100	337,184

Retail-Apparel/Shoe - 1.3%

Ross Stores, Inc.	45,800	3,080,508

Retail-Building Products - 1.8%

Lowe’s Cos., Inc.	92,500	4,238,350

Retail-Discount - 0.3%

Target Corp.	4,600	291,226
Wal-Mart Stores, Inc.	4,500	328,410

		619,636

Retail-Drug Store - 2.0%

CVS Caremark Corp.	78,300	4,545,315
Walgreen Co.	4,635	222,804

		4,768,119

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.#	9,500	529,435

Retail-Regional Department Stores - 0.9%

Dillard’s, Inc., Class A#	10,200	777,852
Kohl’s Corp.#	8,700	446,397
Macy’s, Inc.	20,600	915,258

		2,139,507

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	126,080	1,892,461
Teradyne, Inc.†#	49,000	752,150

		2,644,611

Steel-Producers - 0.0%

Reliance Steel & Aluminum Co.	1,600	106,704

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.	32,360	454,334

Tobacco - 0.1%

Philip Morris International, Inc.	1,950	162,708

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	2,610	222,529

Web Portals/ISP - 2.7%

AOL, Inc.#	20,500	675,065
Google, Inc., Class A†	6,840	5,792,796

		6,467,861

Total Long-Term Investment Securities
(cost $192,726,774)		233,747,806

SHORT-TERM INVESTMENT SECURITIES - 6.8%
Registered Investment Companies - 6.8%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $16,181,777)	16,181,777	16,181,777

REPURCHASE AGREEMENT - 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 08/30/2013, to be repurchased 09/03/2013 in the amount of $4,601,000 and collateralized by $4,601,000 of United State Treasury Bills, bearing interest at 0.25%, due 03/31/2014 and having an approximate value of $4,699,267 (cost $4,601,000)	$4,601,000	4,601,000

TOTAL INVESTMENTS
(cost $213,509,551) (2)	106.8%	254,530,583
Liabilities in excess of other assets	(6.8)	(16,172,548)

NET ASSETS	100.0%	$238,358,035

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2013, the Fund had loaned securities with a total value of $15,687,873. This was secured by collateral of $16,181,777, which was received in cash and subsequently invested in short-term investments currently valued at $16,181,777 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$23,484,950	$—	$—	$23,484,950
Medical - Drugs	19,894,147	—	—	19,894,147
Oil Companies - Integrated	17,838,160	—	—	17,838,160
Other Industries*	172,530,549	—	—	172,530,549
Short-Term Investment Securities:
Registered Investment Companies	16,181,777	—	—	16,181,777
Repurchase Agreement	—	4,601,000	—	4,601,000

Total	$249,929,583	$4,601,000	$—	$254,530,583

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.1%
Aerospace/Defense - 6.1%

Lockheed Martin Corp.	67,743	$8,293,098
Northrop Grumman Corp.	137,665	12,702,349
Raytheon Co.	189,663	14,302,487
Rockwell Collins, Inc.	11,945	845,348

		36,143,282

Aerospace/Defense-Equipment - 1.9%

Exelis, Inc.	342,982	5,045,265
United Technologies Corp.	59,900	5,995,990

		11,041,255

Apparel Manufacturers - 0.9%

VF Corp.	28,440	5,324,252

Applications Software - 0.9%

Microsoft Corp.	159,615	5,331,141

Auto/Truck Parts & Equipment-Original - 0.3%

Johnson Controls, Inc.	46,260	1,874,918

Banks-Commercial - 0.8%

M&T Bank Corp.	8,300	940,722
Toronto-Dominion Bank	42,350	3,603,349

		4,544,071

Banks-Super Regional - 4.4%

Fifth Third BanCorp.	213,460	3,904,183
SunTrust Banks, Inc.	163,860	5,246,797
US BanCorp.	152,380	5,505,490
Wells Fargo & Co.	280,745	11,533,005

		26,189,475

Beverages-Non-alcoholic - 0.7%

Coca-Cola Co.	113,025	4,315,295

Beverages-Wine/Spirits - 0.8%

Diageo PLC	146,615	4,485,112

Cable/Satellite TV - 1.4%

Comcast Corp., Special Class A	202,785	8,261,461

Chemicals-Diversified - 2.8%

Dow Chemical Co.	58,645	2,193,323
E.I. du Pont de Nemours & Co.	238,920	13,527,650
Olin Corp.	31,100	718,410

		16,439,383

Coal - 0.0%

CONSOL Energy, Inc.	5,400	168,642

Coatings/Paint - 0.7%

Kronos Worldwide, Inc.	273,838	4,055,541

Commercial Services-Finance - 3.1%

Automatic Data Processing, Inc.	15,465	1,100,489
H&R Block, Inc.	317,612	8,864,551
Western Union Co.	493,903	8,658,120

		18,623,160

Computer Services - 1.0%

International Business Machines Corp.	33,060	6,025,846

Computers - 3.2%

Dell, Inc.	648,254	8,926,457
Hewlett-Packard Co.	448,152	10,011,716

		18,938,173

Computers-Periphery Equipment - 1.4%

Lexmark International, Inc., Class A	236,600	8,082,256

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	32,210	3,010,991

Cosmetics & Toiletries - 0.8%

Procter & Gamble Co.	58,775	4,577,985

Diversified Banking Institutions - 2.7%

Citigroup, Inc.	93,160	4,502,423
JPMorgan Chase & Co.	225,665	11,402,852

		15,905,275

Diversified Manufacturing Operations - 2.1%

3M Co.	30,935	3,513,597
General Electric Co.	372,065	8,609,584

		12,123,181

Diversified Minerals - 1.0%

BHP Billiton, Ltd.	177,100	5,635,198

Electric-Integrated - 2.8%

Dominion Resources, Inc.	61,110	3,565,768
Duke Energy Corp.	23,060	1,512,736
Edison International	32,040	1,470,316
NextEra Energy, Inc.	45,810	3,681,292
Northeast Utilities	35,805	1,466,931
PPL Corp.	26,500	813,550
Public Service Enterprise Group, Inc.	69,505	2,253,352
Wisconsin Energy Corp.	37,080	1,521,763

		16,285,708

Electric-Transmission - 0.2%

ITC Holdings Corp.	10,345	919,567

Electronic Components-Semiconductors - 1.6%

Intel Corp.	442,817	9,733,118

Enterprise Software/Service - 1.3%

CA, Inc.	263,104	7,695,792

Finance-Credit Card - 0.8%

American Express Co.	64,980	4,672,712

Food-Misc./Diversified - 3.4%

General Mills, Inc.	66,625	3,285,945
Kraft Foods Group, Inc.	174,450	9,031,276
Mondelez International, Inc., Class A	119,065	3,651,724
Unilever NV	104,195	3,920,858

		19,889,803

Gas-Distribution - 0.3%

Sempra Energy	21,795	1,839,934

Gold Mining - 0.3%

Newmont Mining Corp.	62,560	1,987,531

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	13,680	1,330,106

Industrial Gases - 0.4%

Praxair, Inc.	21,855	2,565,777

Instruments-Controls - 0.7%

Honeywell International, Inc.	52,665	4,190,554

Insurance-Life/Health - 1.1%

Prudential Financial, Inc.	85,055	6,368,918

Insurance-Multi-line - 0.9%

ACE, Ltd.	43,795	3,841,697
MetLife, Inc.	34,220	1,580,622

		5,422,319

Insurance-Property/Casualty - 1.4%

Chubb Corp.	39,695	3,301,433
Travelers Cos., Inc.	62,830	5,020,117

		8,321,550

Machinery-Farming - 1.0%

Deere & Co.	70,625	5,907,075

Medical Labs & Testing Services - 0.3%

Quest Diagnostics, Inc.	29,285	1,716,687

Medical-Drugs - 10.0%

Abbott Laboratories	35,185	1,172,716
AbbVie, Inc.	35,185	1,499,233
Bristol-Myers Squibb Co.	321,062	13,385,075
Johnson & Johnson	158,922	13,732,450
Merck & Co., Inc.	289,556	13,693,103
Pfizer, Inc.	550,771	15,537,250

		59,019,827

Metal-Copper - 0.9%

Southern Copper Corp.	198,129	5,448,547

Multimedia - 0.3%

Walt Disney Co.	30,245	1,839,803

Oil Companies-Exploration & Production - 1.0%

ConocoPhillips	30,170	2,000,271
Occidental Petroleum Corp.	42,050	3,709,230

		5,709,501

Oil Companies-Integrated - 6.1%

Chevron Corp.	153,024	18,428,680
Exxon Mobil Corp.	84,330	7,350,203
Marathon Oil Corp.	88,795	3,057,212
Phillips 66	19,460	1,111,166
Royal Dutch Shell PLC, Class A	28,650	926,828
Total SA ADR	95,065	5,258,045

		36,132,134

Oil Refining & Marketing - 0.5%

Marathon Petroleum Corp.	41,800	3,030,918

Oil-Field Services - 0.3%

Schlumberger, Ltd.	24,335	1,969,675

Paper & Related Products - 0.9%

International Paper Co.	60,110	2,837,793
MeadWestvaco Corp.	68,960	2,472,216

		5,310,009

Pipelines - 1.5%

Enbridge, Inc.	114,660	4,701,572
Kinder Morgan, Inc.	71,940	2,728,684
Spectra Energy Corp.	50,250	1,663,777

		9,094,033

Printing-Commercial - 1.4%

R.R. Donnelley & Sons Co.	506,040	8,440,747

Publishing-Newspapers - 1.3%

Gannett Co., Inc.	329,725	7,943,075

Real Estate Investment Trusts - 0.5%

American Tower Corp.	18,160	1,261,939

Weyerhaeuser Co.	55,140	1,509,733

		2,771,672

Retail-Building Products - 1.4%

Home Depot, Inc.	114,850	8,555,176

Retail-Computer Equipment - 2.2%

GameStop Corp., Class A	264,366	13,273,817

Retail-Discount - 0.4%

Wal-Mart Stores, Inc.	28,680	2,093,066

Retail-Office Supplies - 1.3%

Staples, Inc.	547,035	7,609,257

Retail-Restaurants - 2.1%

McDonald’s Corp.	128,510	12,126,204

Telecom Services - 0.2%

BCE, Inc.	26,960	1,104,282

Telephone-Integrated - 4.1%

AT&T, Inc.	310,185	10,493,558
Verizon Communications, Inc.	286,362	13,567,832

		24,061,390

Tobacco - 5.4%

Altria Group, Inc.	252,009	8,538,065
Lorillard, Inc.	231,570	9,795,411
Philip Morris International, Inc.	75,555	6,304,309
Reynolds American, Inc.	147,382	7,019,805

		31,657,590

Toys - 0.4%

Mattel, Inc.	53,895	2,182,748

Transport-Rail - 0.5%

Union Pacific Corp.	21,195	3,254,280

Transport-Services - 0.6%

United Parcel Service, Inc., Class B	43,655	3,735,995

Water - 0.4%

American Water Works Co., Inc.	59,600	2,428,104

Wireless Equipment - 0.2%

Motorola Solutions, Inc.	23,600	1,321,836

Total Long-Term Investment Securities
(cost $460,746,042)		580,056,730

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Time Deposits - 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013 (cost $7,060,000)	$7,060,000	7,060,000

REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $1,434,000)	1,434,000	1,434,000

TOTAL INVESTMENTS
(cost $469,240,042)(2)	99.6%	588,550,730
Other assets less liabilities	0.4	2,582,950

NET ASSETS	100.0%	$591,133,680

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

ADR- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Aerospace/Defense	$36,143,282	$—	$—	$36,143,282
Medical-Drugs	59,019,827	—	—	59,019,827
Oil Companies-Integrated	36,132,134	—	—	36,132,134
Tobacco	31,657,590	—	—	31,657,590
Other Industries*	417,103,897	—	—	417,103,897
Short-Term Investment Securities:
Time Deposits	—	7,060,000	—	7,060,000
Repurchase Agreement	—	1,434,000	—	1,434,000

Total	$580,056,730	$8,494,000	$—	$588,550,730

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $11,047,137 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# - 81.2%
Domestic Equity Investment Companies - 48.6%

VALIC Co. I Blue Chip Growth Fund	390,789	$5,736,779
VALIC Co. I Broad Cap Value Income Fund	420,631	5,611,218
VALIC Co. I Dividend Value Fund	286,006	3,369,151
VALIC Co. I Growth & Income Fund	229,530	3,413,115
VALIC Co. I Growth Fund	404,356	5,697,375
VALIC Co. I Large Cap Core Fund	259,051	3,390,984
VALIC Co. I Stock Index Fund	561,703	16,985,906
VALIC Co. I Value Fund	452,218	5,639,158
VALIC Co. II Capital Appreciation Fund	268,293	3,439,510
VALIC Co. II Large Cap Value Fund	233,900	3,393,885
VALIC Co. II Mid Cap Growth Fund	351,604	3,431,652
VALIC Co. II Mid Cap Value Fund	155,166	3,360,899
VALIC Co. II Small Cap Growth Fund	142,097	2,289,183
VALIC Co. II Small Cap Value Fund	141,178	2,234,840

Total Domestic Equity Investment Companies
(cost $65,081,093)		67,993,655

Domestic Fixed Income Investment Companies - 19.8%

VALIC Co. I Capital Conservation Fund	825,584	8,074,210
VALIC Co. I Government Securities Fund	543,159	5,784,643
VALIC Co. I Inflation Protected Fund	207,959	2,300,021
VALIC Co. II Core Bond Fund	753,513	8,055,058
VALIC Co. II High Yield Bond Fund	150,060	1,144,956
VALIC Co. II Strategic Bond Fund	203,458	2,284,837

Total Domestic Fixed Income Investment Companies
(cost $28,224,068)		27,643,725

International Equity Investment Companies - 12.0%

VALIC Co. I Emerging Economies Fund	453,493	3,383,060
VALIC Co. I Foreign Value Fund	336,094	3,327,335
VALIC Co. I Global Real Estate Fund	266,172	2,265,128
VALIC Co. I International Equities Fund	684,681	4,429,885
VALIC Co. I International Growth Fund	268,504	3,326,762

Total International Equity Investment Companies
(cost $16,842,333)		16,732,170

International Fixed Income Investment Companies - 0.8%

VALIC Co. I International Government Bond Fund
(cost $1,180,920)	97,021	1,134,180

Total Affiliated Registered Investment Companies
(cost $111,328,414)		113,503,730

U.S. GOVERNMENT TREASURIES - 14.7%
United States Treasury Bonds - 9.8%

7.63% due 11/15/2022	$9,396,500	13,315,864
8.13% due 05/15/2021	215,000	303,822

United States Treasury Notes - 4.9%		13,619,686

2.00% due 02/15/2023	7,310,000	6,873,681

Total U.S. Government Treasuries
(cost $21,461,577)		20,493,367

Total Long-Term Investment Securities
(cost $132,789,991)		133,997,097

SHORT-TERM INVESTMENT SECURITIES - 3.8%
Registered Investment Companies - 3.8%

AllianceBernstein Government STIF Portfolio
(cost $5,287,607)	5,287,607	5,287,607

TOTAL INVESTMENTS
(cost $138,077,598)(1)	99.7%	139,284,704
Other assets less liabilities	0.3	480,737

NET ASSETS	100.0%	$139,765,441

#	See Note 4
@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 5 for cost of investments on a tax basis.
STIF	- Short Term Indexed Fund

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2013	Unrealized Appreciation (Depreciation)

40	Long	S&P 500 E-Mini Index	September 2013	$3,273,615	$3,262,600	$(11,015)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$67,993,655	$—	$—	$67,993,655
Domestic Fixed Income Investment Companies	27,643,725	—	—	27,643,725
International Equity Investment Companies	16,732,170	—	—	16,732,170
International Fixed Income Investment Companies	1,134,180	—	—	1,134,180
U.S. Government Treasuries:
United State Treasury Bonds	—	13,619,686	—	13,619,686
United State Treasury Notes	—	6,873,681	—	6,873,681
Short-Term Investment Securities:
Registered Investment Companies	5,287,607	—	—	5,287,607

Total Assets	$118,791,337	$20,493,367	$—	$139,284,704

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts-Depreciation	$11,015	$—	$—	$11,015

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 91.8%
Bermuda - 1.2%

Shenzhen International Holdings, Ltd.	15,472,500	$1,935,447
Skyworth Digital Holdings, Ltd.#	4,968,000	2,697,197
VimpelCom, Ltd. ADR	283,400	3,040,882

		7,673,526

Brazil - 5.0%

Arteris SA	158,360	1,428,323
Banco do Brasil SA	718,730	6,943,451
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR#	131,050	5,383,534
Even Construtora e Incorporadora SA	440,340	1,478,289
Ez Tec Empreendimentos e Participacoes SA	153,850	1,721,660
Grendene SA	143,550	1,152,154
M. Dias Branco SA	72,890	2,784,603
Porto Seguro SA	208,520	2,246,924
Telefonica Brasil SA ADR#	359,700	7,096,881
Tim Participacoes SA	685,350	2,694,350

		32,930,169

Cayman Islands - 4.0%

China Shanshui Cement Group, Ltd.#	2,511,000	997,347
Dongyue Group#	4,110,000	1,653,657
Geely Automobile Holdings, Ltd.#	4,745,000	2,484,341
Giant Interactive Group ADR	288,500	2,140,670
Lee & Man Paper Manufacturing, Ltd.#	3,273,000	1,937,348
NetEase, Inc. ADR	96,830	6,849,754
Perfect World Co., Ltd. ADR#	60,500	1,181,565
TPK Holding Co., Ltd.	397,000	4,218,818
Truly International Holdings#	2,866,000	1,770,357
WuXi PharmaTech Cayman, Inc. ADR†	111,930	2,686,320

		25,920,177

China - 11.8%

Bank of China, Ltd., Class H	14,673,000	6,187,506
China Construction Bank Corp.	22,229,000	16,311,023
China Merchants Bank Co., Ltd., Class H#	2,580,000	4,458,343
China Minsheng Banking Corp., Ltd.#	2,995,500	3,217,832
China Petroleum & Chemical Corp., Class H	13,480,999	9,718,134
Dongfeng Motor Group Co., Ltd.#	2,438,000	3,382,945
Great Wall Motor Co., Ltd., Class H#	1,216,000	6,194,121
Guangzhou R&F Properties Co., Ltd.#	1,866,800	3,042,943
Industrial & Commercial Bank of China, Ltd.#	22,799,000	14,965,202
Ping An Insurance Group Co.#	1,147,500	8,042,688
Zijin Mining Group Co., Ltd.#	7,098,000	1,766,617

		77,287,354

Cyprus - 0.3%

Globaltrans Investment PLC GDR	137,480	1,829,859

Hong Kong - 8.4%

China Mobile, Ltd.#	1,537,000	16,520,701
China Mobile, Ltd. ADR	51,780	2,794,567
China Overseas Land & Investment, Ltd.#	2,562,000	7,582,472
CNOOC, Ltd.#	6,696,000	13,297,964
Lenovo Group, Ltd.#	7,406,000	7,162,984
Shougang Fushan Resources Group, Ltd.#	4,374,000	1,466,564
SJM Holdings, Ltd.#	2,443,000	6,275,695

		55,100,947

Hungary - 0.9%

OTP Bank PLC	318,990	5,933,376

India - 5.8%

Canara Bank	283,400	876,751
HCL Technologies, Ltd.	242,790	3,839,735
Housing Development Finance Corp.	712,633	7,819,872
Infosys, Ltd. ADR#	208,440	9,665,363
Oil & Natural Gas Corp., Ltd.	1,281,840	4,889,113
Oil India, Ltd.	207,300	1,347,120
Punjab National Bank, Ltd.	172,400	1,122,022
Rural Electrification Corp., Ltd.	530,170	1,356,118
Tata Motors, Ltd. ADR	313,360	6,994,195

		37,910,289

Indonesia - 1.4%

Alam Sutera Realty Tbk PT	28,493,000	1,435,087
Telekomunikasi Indonesia Persero Tbk PT	39,085,000	7,874,267

		9,309,354

Ireland - 0.9%

Dragon Oil PLC	629,430	5,779,411

Kazakhstan - 0.1%

KazMunaiGas Exploration Production GDR	41,111	568,565

Mexico - 1.7%

Compartamos SAB de CV#	1,889,190	3,322,802
Grupo Financiero Banorte SAB de CV, Class O#	1,304,340	8,031,439

		11,354,241

Poland - 3.4%

Eurocash SA	71,500	1,148,141
KGHM Polska Miedz SA	145,681	5,526,057
Powszechna Kasa Oszczednosci Bank Polski SA	705,866	8,366,741
Powszechny Zaklad Ubezpieczen SA	54,550	7,391,647

		22,432,586

Qatar - 0.4%

Industries Qatar QSC	60,000	2,529,143

Russia - 8.8%

Lukoil OAO ADR	202,310	11,665,195
Magnit OJSC GDR	62,400	3,463,200
MMC Norilsk Nickel OJSC ADR	435,133	5,669,783
Mobile Telesystems OJSC ADR†	461,800	9,771,688
Rosneft OAO GDR	1,060,020	7,791,147
Sberbank of Russia ADR	1,066,111	11,215,488
Tatneft ADR (OTC)†	96,230	3,647,117
Tatneft ADR (LSE)	111,966	4,243,511

		57,467,129

South Africa - 4.2%

AVI, Ltd.	323,620	1,731,177

Clicks Group, Ltd.	333,600	1,779,049
FirstRand, Ltd.	3,003,400	8,783,956
Imperial Holdings, Ltd.	305,270	6,182,597
MTN Group, Ltd.	346,070	6,322,934
Tiger Brands, Ltd.	105,524	2,902,205

		27,701,918

South Korea - 15.1%

BS Financial Group, Inc.	244,480	3,138,453
Grand Korea Leisure Co., Ltd.	102,900	2,984,893
GS Home Shopping, Inc.	10,700	2,037,728
Halla Visteon Climate Control Corp.	116,750	4,007,184
Hyundai Marine & Fire Insurance Co., Ltd.	83,140	2,216,967
Hyundai Motor Co.	59,141	13,266,167
Kangwon Land, Inc.	118,670	2,961,271
Kia Motors Corp.	168,480	10,199,411
KT&G Corp.	122,132	7,987,733
Samsung Electronics Co., Ltd.	28,738	35,416,048
SK Hynix, Inc.†	180,800	4,601,234
SK Telecom Co., Ltd.	21,420	4,274,159
Woori Finance Holdings Co., Ltd.	580,440	5,804,139

		98,895,387

Taiwan - 10.9%

Asustek Computer, Inc.	595,000	4,742,185
Catcher Technology Co., Ltd.	938,000	4,466,741
Chicony Electronics Co., Ltd.	1,307,616	3,023,844
Chipbond Technology Corp.	1,536,000	3,433,922
Fubon Financial Holding Co., Ltd.	5,230,000	7,165,700
Hon Hai Precision Industry Co., Ltd.	1,490,700	4,045,008
Hon Hai Precision Industry Co., Ltd. GDR	514,436	2,731,655
Kenda Rubber Industrial Co., Ltd.	815,362	1,583,068
Lite-On Technology Corp.	3,134,191	5,310,147
Pou Chen Corp.	2,651,000	2,896,881
Realtek Semiconductor Corp.	1,343,441	2,980,985
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,264,590	20,941,610
Uni-President Enterprises Corp.	4,254,840	7,749,128

		71,070,874

Thailand - 1.7%

Krung Thai Bank PCL	5,374,300	2,754,767
PTT Global Chemical PCL	2,942,100	6,306,459
Thanachart Capital PCL	2,114,400	2,118,341

		11,179,567

Turkey - 5.1%

Arcelik AS	517,065	2,612,272
Eregli Demir ve Celik Fabrikalari TAS	1,963,600	2,128,538
Ford Otomotiv Sanayi AS	138,950	1,737,940
Koza Altin Isletmeleri AS	147,350	2,320,017
Tofas Turk Otomobil Fabrikasi AS	350,170	1,812,039
Tupras Turkiye Petrol Rafinerileri AS	201,300	3,870,489
Turk Hava Yollari	718,014	2,225,799
Turk Telekomunikasyon AS	496,242	1,518,847
Turkiye Garanti Bankasi AS	1,666,160	5,753,411
Turkiye Halk Bankasi AS	710,000	4,527,284
Turkiye Is Bankasi, Class C	1,967,390	4,612,691

		33,119,327

United Arab Emirates - 0.3%

First Gulf Bank PJSC	429,700	1,877,671

United Kingdom - 0.4%

Old Mutual PLC	976,840	2,755,275

Total Common Stock
(cost $605,836,595)		600,626,145

PREFERRED SECURITIES - 4.6%
Brazil - 4.6%

Banco do Estado do Rio Grande do Sul SA, Class B	320,100	1,915,810
Cia de Bebidas das Americas ADR	346,390	12,047,444
Itau Unibanco Holding SA ADR	920,964	11,208,132
Petroleo Brasileiro SA ADR	185,920	2,651,219
Vale SA ADR	199,360	2,587,693

Total Preferred Securities
(cost $38,401,198)		30,410,298

RIGHTS† - 0.0%
Hong Kong - 0.0%

China Merchants Bank Expires 09/19/2013 (subscription price $11.68 HKD)	448,920	101,890

Total Long-Term Investment Securities
(cost $644,237,793)		631,138,333

SHORT-TERM INVESTMENT SECURITIES - 5.9%
Registered Investment Companies - 3.6%
State Street Navigator Securities Lending Prime Portfolio(1)	23,406,583	23,406,583

Time Deposits - 2.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013	$15,181,000	15,181,000

Total Short-Term Investment Securities
(cost $38,587,583)		38,587,583

TOTAL INVESTMENTS -
(cost $682,825,376)(3)	102.3%	669,725,916
Liabilities in excess of other assets	(2.3)	(15,235,166)

NET ASSETS -	100.0%	$654,490,750

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2013, the Fund had loaned securities with a total value of $22,110,825. This was secured by $23,406,583, which was received in cash and subsequently invested in short-term investments currently valued at $23,406,583 as reported in the portfolio of investments. Additional collateral of $429,973 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
United States Treasury Bill	zero coupon	10/24/2013	$1
United States Treasury Notes/Bonds	0.13% to 5.13%	11/30/2013 to 02/15/2043	429,972

(3)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt
LSE -	London Stock Exchange
OTC -	Over The Counter US

Industry Allocation*
Banks-Commercial	20.2%
Auto-Cars/Light Trucks	7.1
Cellular Telecom	6.5
Electronic Components-Semiconductors	6.1
Oil Companies-Integrated	6.1
Semiconductor Components-Integrated Circuits	4.2
Oil Companies-Exploration & Production	3.9
Registered Investment Companies	3.6
Diversified Financial Services	2.5
Time Deposits	2.3
Real Estate Operations & Development	2.0
Electronic Components-Misc.	1.9
Telecom Services	1.9
Casino Hotels	1.9
Brewery	1.8
Computers	1.8
Metal-Diversified	1.7
Food-Misc./Diversified	1.6
Insurance-Multi-line	1.5
Internet Content-Entertainment	1.5
Computer Services	1.5
Insurance-Property/Casualty	1.4
Food-Retail	1.3
Computers-Periphery Equipment	1.3
Chemicals-Diversified	1.3
Tobacco	1.2
Diversified Operations	1.2
Finance-Mortgage Loan/Banker	1.2
Telephone-Integrated	1.1
Metal Processors & Fabrication	0.7
Gold Mining	0.7
Auto/Truck Parts & Equipment-Original	0.6
Oil Refining & Marketing	0.6
Applications Software	0.6
Retail-Misc./Diversified	0.6
Public Thoroughfares	0.5
Athletic Footwear	0.5
Food-Flour & Grain	0.4
Investment Management/Advisor Services	0.4
Audio/Video Products	0.4
Research & Development	0.4
Appliances	0.4
Metal-Iron	0.4
Petrochemicals	0.4
Airlines	0.3
Steel-Producers	0.3
Paper & Related Products	0.3
Banks-Super Regional	0.3
Transport-Rail	0.3
Rubber-Tires	0.2
Building-Residential/Commercial	0.2
Coal	0.2
Building-Heavy Construction	0.2
Finance-Commercial	0.2
Footwear & Related Apparel	0.2
Food-Wholesale/Distribution	0.2
Building Products-Cement	0.2

102.3%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Brazil	$32,930,169	$—	$—	$32,930,169
China	77,287,354	—	—	77,287,354
Hong Kong	55,100,947	—	—	55,100,947
India	37,910,289	—	—	37,910,289
Russia	57,467,129	—	—	57,467,129
South Korea	98,895,387	—	—	98,895,387
Taiwan	71,070,874	—	—	71,070,874
Turkey	33,119,327	—	—	33,119,327
Other Countries*	136,844,669	—	—	136,844,669
Preferred Securities	30,410,298	—	—	30,410,298
Rights	101,890	—	—	101,890
Short-Term Investment Securities:
Registered Investment Companies	23,406,583	—		23,406,583
Time Deposits	—	15,181,000	—	15,181,000

Total	$654,544,916	$15,181,000	$—	$669,725,916

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $390,305,443 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.7%
Australia - 0.1%

Billabong International, Ltd.†#	2,479,670	$937,988

Belgium - 0.2%

KBC Groep NV†#	47,643	2,095,554

Bermuda - 0.6%

Digital China Holdings, Ltd.#	2,768,100	3,055,657
First Pacific Co., Ltd.	2,621,250	2,721,155

		5,776,812

Brazil - 0.0%

Centrais Eletricas Brasileiras SA	104,100	215,971
Centrais Eletricas Brasileiras SA ADR	7,500	15,900

		231,871

Canada - 6.3%

AGF Management, Ltd. Class B#	199,700	2,426,811
Ensign Energy Services, Inc.	718,600	11,993,723
HudBay Minerals, Inc.	886,700	5,825,467
Suncor Energy, Inc.	376,900	12,702,886
Talisman Energy, Inc.	914,240	9,764,739
Trican Well Service, Ltd.#	1,059,900	14,902,800

		57,616,426

Cayman Islands - 1.5%

Kingboard Chemical Holdings, Ltd.	4,044,500	8,772,832
Trina Solar, Ltd. ADR†	479,523	4,502,721
Value Partners Group, Ltd.	474,000	270,178

		13,545,731

China - 3.3%

China Coal Energy Co., Ltd.#	8,691,000	5,121,945
China Life Insurance Co., Ltd.,	961,000	2,357,127
China Shenhua Energy Co., Ltd.,	2,814,000	8,745,611
China Telecom Corp., Ltd.,#	11,947,823	6,024,410
Shanghai Electric Group Co.,Ltd.#	7,680,000	2,852,349
Shanghai Pharmaceuticals Holding Co., Ltd.#	2,786,100	5,281,570

		30,383,012

France - 13.9%

Alstom SA	153,170	5,389,889
AXA SA	875,932	19,084,280
BNP Paribas SA	420,550	26,354,200
Carrefour SA	195,490	6,119,478
Cie de St-Gobain#	77,110	3,601,585
Cie Generale des Etablissements Michelin	65,370	6,254,225
Ipsen SA	88,550	3,276,899
Orange SA	732,465	7,430,847
Sanofi	166,650	16,010,188
Societe Generale SA	206,673	9,045,341
Total SA	279,300	15,472,370
Vivendi SA	417,982	8,476,975

		126,516,277

Germany - 4.5%

Commerzbank AG†	273,600	3,180,664
Deutsche Lufthansa AG†	431,830	7,707,683
Gerresheimer AG	41,380	2,496,593
Kloeckner & Co. SE†#	211,880	2,730,304
Metro AG	173,577	6,372,955
Muenchener Rueckversicherungs AG	35,060	6,389,879
Siemens AG	112,625	11,921,462

		40,799,540

Hong Kong - 0.8%

China Mobile, Ltd.#	701,500	7,540,190

India - 0.5%

ICICI Bank, Ltd.	178,323	2,210,482
Jain Irrigation Systems, Ltd.	1,182,499	903,832
Power Grid Corp. of India, Ltd.	616,627	907,161

		4,021,475

Ireland - 0.8%

CRH PLC#	352,760	7,464,266

Italy - 1.7%

UniCredit SpA	2,772,333	15,674,822

Japan - 6.4%

Capcom Co., Ltd.#	345,540	5,961,652
ITOCHU Corp.#	1,386,200	15,727,726
Namco Bandai Holdings, Inc.	571,400	9,125,174
Nikon Corp.	137,300	2,321,312
Nissan Motor Co., Ltd.	225,600	2,244,856
Toyota Motor Corp.	196,200	11,869,715
Trend Micro, Inc.	309,900	10,857,626

		58,108,061

Netherlands - 8.4%

Aegon NV	2,326,133	16,589,104
Akzo Nobel NV	208,310	12,250,048
Fugro NV CVA	26,600	1,634,573
ING Groep NV CVA†	3,744,304	40,653,235
Koninklijke Philips NV	145,330	4,492,643
Randstad Holding NV	11,527	535,422

		76,155,025

Norway - 2.7%

Statoil ASA	746,520	16,394,567
Telenor ASA	394,298	8,195,414

		24,589,981

Singapore - 1.3%

Flextronics International, Ltd.†	1,326,280	11,909,994

South Korea - 9.6%

Daum Communications Corp.	8,900	681,501
Hana Financial Group, Inc.	450,490	14,204,000
Hyundai Mobis	35,754	8,986,411
KB Financial Group, Inc.	622,023	20,004,704
KIWOOM Securities Co., Ltd.	89,050	4,155,479
Korea Investment Holdings Co., Ltd.	129,250	4,575,943
POSCO	48,515	14,094,939
Samsung Electronics Co., Ltd.	17,089	21,060,089

		87,763,066

Spain - 1.3%

Telefonica SA†	891,361	12,104,641
Telefonica SA ADR†#	859	11,648

		12,116,289

Sweden - 1.3%

Getinge AB, Class B	126,014	4,339,049
Telefonaktiebolaget LM Ericsson, Class B	637,260	7,490,558

		11,829,607

Switzerland - 9.7%

Basilea Pharmaceutica†	33,210	2,380,684
Credit Suisse Group AG	890,285	25,662,253
GAM Holding AG†	107,760	1,899,365
Lonza Group AG#	86,480	6,125,028
Nobel Biocare Holding AG#	556,744	8,018,023
Noble Corp.	261,360	9,722,592
Novartis AG	166,100	12,112,295
Roche Holding AG	72,540	18,095,044
Swiss Re AG	53,270	4,087,783

		88,103,067

Taiwan - 0.8%

Compal Electronics, Inc.	11,335,528	7,632,906

United Kingdom - 19.9%

Aviva PLC	4,085,708	24,490,720
BAE Systems PLC	1,818,520	12,261,820
BP PLC	1,687,372	11,667,778
BP PLC ADR	180	7,434
Carillion PLC#	1,538,340	6,830,063
GlaxoSmithKline PLC	797,981	20,348,772
Hays PLC	1,696,596	2,694,946
Kingfisher PLC	1,688,095	10,071,760
Lloyds Banking Group PLC†	8,939,460	10,050,703
Man Group PLC	5,614,260	7,086,493
Marks & Spencer Group PLC	1,280,880	9,363,152
Rexam PLC	734,643	5,554,627
Royal Dutch Shell PLC, Class A	167,235	5,412,930
Royal Dutch Shell PLC, Class B#	268,205	9,031,801
SIG PLC	4,032,874	10,930,807
Tesco PLC	4,675,850	26,560,824
Vodafone Group PLC	2,846,087	9,096,826

		181,461,456

United States - 1.1%

Baker Hughes, Inc.#	212,450	9,876,800

Total Common Stock
(cost $825,804,717)		882,150,216

PREFERRED SECURITIES - 0.5%
Brazil - 0.5%

Petroleo Brasileiro SA ADR	126,860	1,809,024
Vale SA ADR	240,654	3,123,689

Total Preferred Securities
(cost $6,417,907)		4,932,713

Total Long-Term Investment Securities
(cost $832,222,624)		887,082,929

SHORT-TERM INVESTMENT SECURITIES - 9.7%
Registered Investment Companies - 7.4%

State Street Navigator Securities Lending Prime Portfolio(1)	67,655,291	67,655,291
Time Deposits - 2.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013	$20,608,000	20,608,000
Total Short-Term Investment Securities
(cost $88,263,291)		88,263,291

TOTAL INVESTMENTS
(cost $920,485,915)(2)	106.9%	975,346,220
Liabilities in excess of other assets	(6.9)	(63,108,206)

NET ASSETS -	100.0%	$912,238,014

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2013, the Fund had loaned securities with a total value of $63,795,859. This was secured by collateral of $67,655,291, which was received in cash and subsequently invested in short-term investments currently valued at $67,655,291 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)

Industry Allocation*

Diversified Banking Institutions	9.5%
Oil Companies-Integrated	8.0
Medical-Drugs	7.6
Registered Investment Companies	7.4
Insurance-Life/Health	7.4
Food-Retail	4.3
Insurance-Multi-line	3.9
Diversified Financial Services	3.8
Oil-Field Services	2.9
Telecom Services	2.5
Oil & Gas Drilling	2.4
Electronic Components-Semiconductors	2.3
Time Deposits	2.3
Telephone-Integrated	2.1
Cellular Telecom	1.8
Electronic Components-Misc.	1.8
Import/Export	1.7
Auto-Cars/Light Trucks	1.5
Steel-Producers	1.5
Distribution/Wholesale	1.5
Coal	1.5
Aerospace/Defense	1.3
Chemicals-Diversified	1.3
Diversified Manufacturing Operations	1.3
Investment Management/Advisor Services	1.3
Internet Security	1.2
Insurance-Reinsurance	1.1
Retail-Building Products	1.1
Oil Companies-Exploration & Production	1.1
Retail-Major Department Stores	1.0
Toys	1.0
Auto/Truck Parts & Equipment-Original	1.0
Chemicals-Other	1.0
Finance-Investment Banker/Broker	0.9
Machinery-General Industrial	0.9
Containers-Metal/Glass	0.9
Medical Products	0.9
Banks-Commercial	0.9
Airlines	0.8
Computers	0.8
Wireless Equipment	0.8
Building Products-Cement	0.8
Building & Construction-Misc.	0.8
Rubber-Tires	0.7
Chemicals-Specialty	0.7
Entertainment Software	0.7
Metal-Diversified	0.6
Retail-Drug Store	0.6
Energy-Alternate Sources	0.5
Medical Instruments	0.5
Building & Construction Products-Misc.	0.4
Human Resources	0.4
Metal-Iron	0.3
Metal Products-Distribution	0.3
Food-Misc./Diversified	0.3
Medical-Biomedical/Gene	0.3
Photo Equipment & Supplies	0.3
Apparel Manufacturers	0.1
Electric-Transmission	0.1
Rubber/Plastic Products	0.1
E-Commerce/Products	0.1

106.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Canada	$57,616,426	$—	$—	$57,616,426
France	126,516,277	—	—	126,516,277
Japan	58,108,061	—	—	58,108,061
Netherlands	76,155,025	—	—	76,155,025
South Korea	87,763,066	—	—	87,763,066
Switzerland	88,103,067	—	—	88,103,067
United Kingdom	181,461,456	—	—	181,461,456
Other Countries*	206,426,838	—	—	206,426,838
Preferred Securities	4,932,713	—	—	4,932,713
Short-Term Investment Securities:
Registered Investment Companies	67,655,291	—	—	67,655,291
Time Deposits	—	20,608,000	—	20,608,000

Total	$954,738,220	$20,608,000	$—	$975,346,220

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $751,941,242 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.0%
Australia - 7.8%

BGP Holdings PLC†(1)(2)	479,213	$0
CFS Retail Property Trust Group	860,206	1,546,566
Charter Hall Group	208,440	645,617
Commonwealth Property Office Fund	1,665,267	1,704,497
GPT Group	1,541,614	4,871,005
Mirvac Group	3,605,402	5,278,787
Stockland	1,054,089	3,499,457
Westfield Group	674,949	6,656,183
Westfield Retail Trust	1,795,293	4,665,871

		28,867,983

Bermuda - 1.9%

Kerry Properties, Ltd.	666,000	2,696,826
Kingway Brewery Holdings, Ltd.†	11,060,000	4,250,308

		6,947,134

Canada - 4.4%

Allied Properties Real Estate Investment Trust	58,776	1,744,363
Boardwalk Real Estate Investment Trust	18,900	1,007,175
Brookfield Office Properties, Inc.	106,100	1,697,318
Calloway Real Estate Investment Trust	84,400	1,951,144
Canadian Apartment Properties REIT	43,397	848,740
Canadian Real Estate Investment Trust	30,700	1,189,468
Dundee Real Estate Investment Trust	76,098	2,109,619
H&R Real Estate Investment Trust	115,600	2,250,979
RioCan Real Estate Investment Trust	157,700	3,525,904

		16,324,710

Cayman Islands - 1.7%

Shimao Property Holdings, Ltd.	2,388,000	6,072,817

Finland - 0.4%

Citycon OYJ	494,375	1,542,002

France - 4.5%

Klepierre	123,420	4,895,172
Unibail-Rodamco SE	52,512	11,805,362

		16,700,534

Germany - 1.4%

Deutsche Euroshop AG	43,744	1,787,039
Deutsche Wohnen AG	191,398	3,356,794

		5,143,833

Hong Kong - 6.5%

Henderson Land Development Co., Ltd.	532,800	3,126,257
Link REIT	1,683,350	7,738,966
Sun Hung Kai Properties, Ltd.	1,011,504	13,122,440

		23,987,663

Japan - 16.1%

Advance Residence Investment Corp.	1,591	3,232,719
Mitsubishi Estate Co., Ltd.	748,000	19,502,775
Mitsui Fudosan Co., Ltd.	490,000	15,495,748
Nippon Building Fund, Inc.	260	2,833,427
Nippon Prologis REIT, Inc.	139	1,223,160
Nomura Real Estate Holdings, Inc.	161,500	3,700,922
Nomura Real Estate Office Fund, Inc.	1,003	4,300,688
Orix JREIT, Inc.	4,196	4,448,781
Sapporo Holdings, Ltd.	1,289,000	4,634,282

		59,372,502

Malaysia - 0.8%

UEM Land Holdings, Bhd	3,904,400	2,995,384

Netherlands - 0.3%

Corio NV	31,371	1,231,821

Singapore - 3.3%

Cache Logistics Trust	5,228,000	4,672,248
Fortune Real Estate Investment Trust	3,417,000	2,771,690
Keppel REIT	4,936,000	4,643,462

		12,087,400

Sweden - 0.5%

Fabege AB	158,703	1,652,321

Switzerland - 1.1%

PSP Swiss Property AG†	47,620	4,091,804

United Kingdom - 7.0%

Big Yellow Group PLC	283,444	1,778,976
British Land Co. PLC	764,937	6,614,661
Capital & Counties Properties PLC	563,713	2,775,384
Derwent London PLC	76,157	2,733,356
Great Portland Estates PLC	302,197	2,498,460
Hammerson PLC	660,283	4,947,369
Helical Bar PLC	175,390	728,429
Land Securities Group PLC	171,200	2,342,676
Unite Group PLC	284,412	1,578,338

		25,997,649

United States - 39.3%

Acadia Realty Trust	38,961	908,960
American Tower Corp.	110,397	7,671,488
AvalonBay Communities, Inc.	67,480	8,360,772
Boston Properties, Inc.	73,405	7,524,012
Cousins Properties, Inc.	80,600	800,358
CubeSmart	188,800	3,143,520
DDR Corp.	451,215	7,002,857
EastGroup Properties, Inc.	22,600	1,270,120
Equity Residential	76,414	3,965,122
Essex Property Trust, Inc.	37,789	5,415,542
Federal Realty Investment Trust	25,600	2,491,136
General Growth Properties, Inc.	160,494	3,078,275
HCP, Inc.	51,600	2,101,668
Health Care REIT, Inc.	121,157	7,443,886
Healthcare Realty Trust, Inc.	82,215	1,849,015
Healthcare Trust of America, Inc., Class A	194,576	2,004,133
Host Hotels & Resorts, Inc.	398,583	6,787,868
Hudson Pacific Properties, Inc.	90,500	1,805,475
LaSalle Hotel Properties	14,429	382,801
Macerich Co.	88,583	4,985,451
Mid-America Apartment Communities, Inc.	55,600	3,428,296
National Retail Properties, Inc.	35,479	1,086,722
Pebblebrook Hotel Trust	43,944	1,124,966
Piedmont Office Realty Trust, Inc.	192,000	3,298,560
Prologis, Inc.	203,815	7,182,441
Public Storage	43,400	6,625,878
Rayonier, Inc.	65,090	3,595,572

Retail Opportunity Investments Corp.	127,212	1,646,123
RLJ Lodging Trust	76,400	1,755,672
Senior Housing Properties Trust	108,681	2,472,493
Simon Property Group, Inc.	91,103	13,267,330
SL Green Realty Corp.	82,698	7,210,439
UDR, Inc.	206,406	4,662,712
Ventas, Inc.	44,004	2,739,689
Weyerhaeuser Co.	226,590	6,204,034

		145,293,386

Total Long-Term Investment Securities
(cost $341,583,601)		358,308,943

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Time Deposits - 2.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013
(cost $10,639,000)	$10,639,000	10,639,000

TOTAL INVESTMENTS -
(cost $352,222,601)(3)	99.9%	368,947,943
Other assets less liabilities	0.1	455,630

NET ASSETS -	100.0%	$369,403,573

†	Non-income producing security
(1)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 5 for cost of investments on a tax basis.

Industry Allocation*

Real Estate Investment Trusts	71.2%
Real Estate Operations & Development	13.7
Real Estate Management/Services	9.7
Time Deposits	2.9
Brewery	2.4

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$28,867,983	$—	$0	$28,867,983
Hong Kong	23,987,663	—	—	23,987,663
Japan	59,372,502	—	—	59,372,502
United Kingdom	25,997,649	—	—	25,997,649
United States	145,293,386	—	—	145,293,386
Other Countries*	74,789,760	—	—	74,789,760
Short-Term Investment Securities:
Time Deposits	—	10,639,000	—	10,639,000

Total	$358,308,943	$10,639,000	$0	$368,947,943

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $181,265,108 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 90.7%
Australia - 3.0%

AGL Energy, Ltd.	7,555	$105,908
ALS, Ltd.	3,582	29,331
Alumina, Ltd.†	30,759	27,651
Amcor, Ltd.	17,534	162,772
AMP, Ltd.	44,112	186,101
APA Group	10,619	56,614
Asciano, Ltd.	6,228	30,876
ASX, Ltd.	982	30,984
Aurizon Holdings, Ltd.	16,785	67,975
Australia & New Zealand Banking Group, Ltd.	32,911	869,693
BGP Holdings PLC†(1)(2)	60,919	0
BHP Billiton, Ltd.	43,138	1,372,621
Boral, Ltd.	8,746	32,694
Brambles, Ltd.	23,970	187,744
Caltex Australia, Ltd.	3,039	51,149
Coca-Cola Amatil, Ltd.	14,802	161,783
Cochlear, Ltd.	542	27,666
Commonwealth Bank of Australia	19,304	1,251,503
Computershare, Ltd.	6,927	59,496
CSL, Ltd.	6,023	364,479
Dexus Property Group	33,304	30,532
Flight Centre, Ltd.	2,040	85,338
Fortescue Metals Group, Ltd.	22,512	86,759
Goodman Group	19,522	80,449
GPT Group	10,789	34,090
Iluka Resources, Ltd.	5,223	49,974
Incitec Pivot, Ltd.	21,309	49,122
Insurance Australia Group, Ltd.	27,758	143,789
Macquarie Group, Ltd.	4,671	182,345
Mirvac Group	29,861	43,720
National Australia Bank, Ltd.	28,562	824,932
Orica, Ltd.	5,521	92,137
Origin Energy, Ltd.	18,810	221,829
QBE Insurance Group, Ltd.	14,049	190,066
Ramsay Health Care, Ltd.	1,969	65,456
Santos, Ltd.	13,065	173,497
Sonic Healthcare, Ltd.	4,369	60,079
SP AusNet	78,747	80,953
Stockland	26,024	86,397
Suncorp Group, Ltd.	19,377	212,649
Sydney Airport	8,277	27,847
Telstra Corp., Ltd.	63,319	276,150
Transurban Group	17,945	107,811
Westfield Group	30,459	300,379
Westfield Retail Trust	32,015	83,205
Westpac Banking Corp.	37,454	1,046,415
Whitehaven Coal, Ltd.†	7,305	12,906

		9,725,866

Austria - 0.3%

OMV AG	19,575	903,684

Belgium - 0.4%

Belgacom SA	16,823	402,438
Colruyt SA	15,190	840,777

		1,243,215

Bermuda - 0.4%

Axis Capital Holdings, Ltd.	13,931	598,894
Cheung Kong Infrastructure Holdings, Ltd.	21,000	142,041
First Pacific Co., Ltd.	38,000	39,448
Li & Fung, Ltd.	74,000	108,980
Noble Group, Ltd.	146,000	92,709
NWS Holdings, Ltd.	171,000	255,361
Orient Overseas International, Ltd.	3,000	16,539

		1,253,972

Canada - 4.0%

Agnico-Eagle Mines, Ltd.	3,200	96,459
Agrium, Inc.	2,000	171,081
ARC Resources, Ltd.	4,300	102,958
Athabasca Oil Corp.†	1,800	12,885
Bank of Montreal	6,200	389,141
Bank of Nova Scotia	12,400	688,693
Baytex Energy Corp.	1,100	43,497
BCE, Inc.	2,800	114,812
Blackberry, Ltd.†	5,500	55,559
Bonavista Energy Corp.	1,700	20,998
Brookfield Asset Management, Inc., Class A	6,300	217,895
Canadian Imperial Bank of Commerce	3,600	281,151
Canadian National Railway Co.	5,300	497,042
Canadian Natural Resources, Ltd.	14,000	427,191
Canadian Oil Sands, Ltd.	6,000	115,124
Canadian Pacific Railway, Ltd.	2,000	235,204
Canadian Tire Corp., Ltd., Class A	900	76,124
Canadian Utilities, Ltd., Class A	1,200	38,929
Catamaran Corp.†	2,300	125,951
Cenovus Energy, Inc.	11,100	318,046
Crescent Point Energy Corp.	4,600	167,789
Dollarama, Inc.	500	35,294
Eldorado Gold Corp.	13,700	116,670
Empire Co., Ltd., Class A	2,500	192,419
Encana Corp.	8,900	152,009
Enerplus Corp.	1,900	31,441
First Quantum Minerals, Ltd.	6,789	112,731
Fortis, Inc.	5,400	155,597
Franco-Nevada Corp.	3,900	177,542
George Weston, Ltd.	3,400	268,694
Gildan Activewear, Inc.	1,100	48,332
Great-West Lifeco, Inc.	3,900	110,154
Imperial Oil, Ltd.	6,700	279,755
Industrial Alliance Insurance & Financial Services, Inc.	300	11,771
Intact Financial Corp.	600	34,731
Kinross Gold Corp.	20,800	114,733
Loblaw Cos., Ltd.	4,600	196,394
Magna International, Inc.	3,000	230,589
Manulife Financial Corp.	21,500	352,516
MEG Energy Corp.†	1,400	45,311
New Gold, Inc.†	9,600	64,711
Open Text Corp.	300	20,621
Pacific Rubiales Energy Corp.	3,700	70,009
Pembina Pipeline Corp.	5,300	164,439
Pengrowth Energy Corp.	4,100	22,654
Penn West Petroleum, Ltd.	4,200	47,371
Potash Corp. of Saskatchewan, Inc.	10,500	310,524

Power Corp. of Canada	3,700	101,484
Power Financial Corp.	3,500	105,336
Rogers Communications, Inc., Class B	4,100	161,890
Royal Bank of Canada	15,300	942,723
Saputo, Inc.	1,800	79,909
Shaw Communications, Inc., Class B	5,200	125,298
Shoppers Drug Mart Corp.	7,200	402,894
Silver Wheaton Corp.	7,400	195,591
Sun Life Financial, Inc.	7,500	228,638
Suncor Energy, Inc.	21,600	727,998
Talisman Energy, Inc.	12,300	131,373
Teck Resources, Ltd., Class B	8,100	203,942
TELUS Corp.	3,000	92,053
Thomson Reuters Corp.	5,900	193,362
Tim Hortons, Inc.	3,500	191,398
Toronto-Dominion Bank	9,600	816,816
Tourmaline Oil Corp.†	2,000	77,281
Turquoise Hill Resources, Ltd.†	5,100	26,534
Valeant Pharmaceuticals International, Inc.†	3,200	314,744
Vermilion Energy, Inc.	1,300	69,844
Yamana Gold, Inc.	17,100	195,466

		12,948,115

Cayman Islands - 0.0%

AAC Technologies Holdings, Inc.	5,500	24,896
ASM Pacific Technology, Ltd.	3,800	39,154

		64,050

Curacao - 0.9%

Schlumberger, Ltd.	35,943	2,909,226

Denmark - 0.3%

Danske Bank A/S†	29,620	593,003
Novo Nordisk A/S, Class B	2,763	461,622

		1,054,625

France - 3.9%

Aeroports de Paris	8,374	817,335
AXA SA	54,726	1,192,337
BNP Paribas SA	22,940	1,437,559
Cap Gemini SA	4,375	239,615
Casino Guichard Perrachon SA	4,225	399,868
Danone SA	16,306	1,214,173
Eutelsat Communications SA	19,393	580,280
Imerys SA	1,711	111,428
L’Oreal SA	7,364	1,228,745
Lafarge SA	14,769	901,798
Legrand SA	18,445	935,499
Orange SA	104,122	1,056,316
Sanofi	4,493	431,646
Societe Generale SA	24,192	1,058,798
Veolia Environnement SA	12,502	192,579
Vivendi SA	33,193	673,178

		12,471,154

Germany - 4.0%

Allianz SE	10,145	1,453,442
Bayer AG	15,589	1,731,493
Bayerische Motoren Werke AG	12,218	1,151,185
Beiersdorf AG	9,912	854,133
Brenntag AG	5,573	847,039
Deutsche Bank AG	29,595	1,281,382
Deutsche Post AG	38,364	1,108,385
Hochtief AG	11,155	791,405
Linde AG	6,187	1,189,761
Merck KGaA	3,325	505,146
Muenchener Rueckversicherungs AG	6,243	1,137,821
Suedzucker AG	25,374	818,770

		12,869,962

Hong Kong - 0.9%

AIA Group, Ltd.	89,200	390,529
BOC Hong Kong Holdings, Ltd.	46,500	146,616
Cathay Pacific Airways, Ltd.	19,000	32,735
Cheung Kong Holdings, Ltd.	20,000	286,029
Hang Lung Properties, Ltd.	30,000	93,817
Hang Seng Bank, Ltd.	8,300	129,085
Henderson Land Development Co., Ltd.	15,400	90,361
Hong Kong & China Gas Co., Ltd.	110,000	255,337
Hong Kong Exchanges and Clearing, Ltd.	13,000	199,331
Hysan Development Co., Ltd.	3,000	13,038
Link REIT	33,000	151,713
MTR Corp., Ltd.	31,500	119,225
New World Development Co., Ltd.	57,000	79,975
Power Assets Holdings, Ltd.	27,000	232,937
Sino Land Co., Ltd.	34,000	45,512
Sun Hung Kai Properties, Ltd.	22,000	285,410
Swire Pacific, Ltd., Class A	10,500	120,308
Wharf Holdings, Ltd.	23,000	188,492
Wheelock & Co., Ltd.	14,000	71,675

		2,932,125

Ireland - 1.7%

Accenture PLC, Class A	31,190	2,253,478
Covidien PLC	32,873	1,952,656
Ingersoll-Rand PLC#	7,084	418,948
James Hardie Industries PLC CDI	4,128	36,043
Kerry Group PLC, Class A	10,037	629,244

		5,290,369

Israel - 0.2%

Bank Hapoalim BM	11,060	51,249
Bank Leumi Le-Israel BM†	10,831	35,517
Bezeq The Israeli Telecommunication Corp., Ltd.	11,107	18,104
Delek Group, Ltd.	191	53,113
NICE Systems, Ltd.	805	30,320
Teva Pharmaceutical Industries, Ltd.	9,477	364,776

		553,079

Italy - 0.6%

Enel Green Power SpA	386,856	816,527
Telecom Italia SpA	1,415,150	990,342

		1,806,869

Japan - 8.2%

ACOM Co., Ltd.†	370	9,278
Advantest Corp.	1,600	19,718
Aeon Co., Ltd.	23,000	314,834
AEON Financial Service Co., Ltd.	700	18,814
Air Water, Inc.	1,000	13,454
Aisin Seiki Co., Ltd.	3,900	150,344
Ajinomoto Co., Inc.	10,000	128,431
Amada Co., Ltd.	8,000	59,317
ANA Holdings, Inc.	21,000	42,776
Aozora Bank, Ltd.	8,000	23,058
Asahi Glass Co., Ltd.	29,000	170,128
Asics Corp.	2,000	35,158
Astellas Pharma, Inc.	6,000	307,379
Benesse Holdings, Inc.	1,100	39,884
Brother Industries, Ltd.	2,200	22,474
Calbee, Inc.	200	19,535
Canon, Inc.	12,000	360,299
Casio Computer Co., Ltd.	3,900	33,524
Central Japan Railway Co.	2,400	275,235
Chugai Pharmaceutical Co., Ltd.	3,700	76,046
Citizen Holdings Co., Ltd.	7,800	50,525
Coca-Cola West Co., Ltd.	5,500	109,345
Cosmo Oil Co., Ltd.†	16,000	33,080
Credit Saison Co., Ltd.	2,000	46,036
Dai Nippon Printing Co., Ltd.	8,000	77,731
Dai-ichi Life Insurance Co., Ltd.	112	150,345
Daido Steel Co., Ltd.	6,000	32,082
Daihatsu Motor Co., Ltd.	17,000	319,102
Daiichi Sankyo Co., Ltd.	9,400	161,892
Dainippon Sumitomo Pharma Co., Ltd.	1,600	20,549
Daito Trust Construction Co., Ltd.	600	54,998
Daiwa House Industry Co., Ltd.	6,000	108,163
Daiwa Securities Group, Inc.	23,000	186,464
Dena Co., Ltd.	1,100	21,611
Denso Corp.	8,600	394,154
Dentsu, Inc.	3,000	100,372
Don Quijote Co., Ltd.	700	36,431
East Japan Railway Co.	4,800	368,610
Eisai Co., Ltd.	3,700	150,924
FANUC Corp.	2,600	397,474
Fast Retailing Co., Ltd.	700	227,428
FUJIFILM Holdings Corp.	7,700	168,610
Furukawa Electric Co., Ltd.	28,000	56,465
Gree, Inc.	1,000	7,934
Hamamatsu Photonics KK	2,300	74,492
Hankyu Hanshin Holdings, Inc.	14,000	75,714
Hino Motors, Ltd.	10,000	131,079
Hirose Electric Co., Ltd.	800	105,597
Hisamitsu Pharmaceutical Co., Inc.	200	10,755
Hitachi Construction Machinery Co., Ltd.	4,600	90,562
Hitachi High-Technologies Corp.	2,200	44,500
Hitachi Metals, Ltd.	4,000	48,113
Honda Motor Co., Ltd.	27,800	1,003,728
Hulic Co., Ltd.	1,900	23,473
Ibiden Co., Ltd.	2,400	34,661
Idemitsu Kosan Co., Ltd.	900	75,073
Inpex Corp.	36	163,345
Isetan Mitsukoshi Holdings, Ltd.	4,600	59,875
Isuzu Motors, Ltd.	41,000	250,965
Japan Exchange Group, Inc.	400	31,655
Japan Petroleum Exploration Co.	800	35,769
JSR Corp.	2,300	40,291
JTEKT Corp.	6,700	87,823
Kajima Corp.	25,000	89,372
Kansai Paint Co., Ltd.	2,000	23,262
Kao Corp.	8,600	251,383
KDDI Corp.	7,000	334,725
Keikyu Corp.	1,000	8,565
Keio Corp.	4,000	27,092
Keisei Electric Railway Co., Ltd.	1,000	9,513
Keyence Corp.	700	231,705
Kikkoman Corp.	3,000	51,240
Kinden Corp.	9,000	89,005
Kintetsu Corp.	19,000	70,632
Kobe Steel, Ltd.†	47,000	75,154
Koito Manufacturing Co., Ltd.	1,000	17,711
Konica Minolta, Inc.	11,500	94,755
Kuraray Co., Ltd.	5,000	55,558
Kurita Water Industries, Ltd.	3,700	74,614
Kyocera Corp.	2,400	246,392
Kyowa Hakko Kirin Co., Ltd.	1,000	10,114
LIXIL Group Corp.	6,500	131,675
Mabuchi Motor Co., Ltd.	2,700	133,921
Makita Corp.	2,800	148,577
Marui Group Co., Ltd.	2,400	22,488
Maruichi Steel Tube, Ltd.	1,000	23,160
Mazda Motor Corp.†	66,000	265,519
McDonald’s Holdings Co. Japan, Ltd.	3,400	89,238
Medipal Holdings Corp.	1,100	12,290
MEIJI Holdings Co., Ltd.	900	46,657
Miraca Holdings, Inc.	200	8,942
Mitsubishi Chemical Holdings Corp.	23,500	111,056
Mitsubishi Estate Co., Ltd.	15,000	391,098
Mitsubishi Gas Chemical Co., Inc.	5,000	40,383
Mitsubishi Materials Corp.	23,000	90,187
Mitsubishi Motors Corp.†	15,300	161,282
Mitsubishi Tanabe Pharma Corp.	2,100	28,639
Mitsubishi UFJ Financial Group, Inc.	151,700	889,944
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,800	35,431
Mitsui Chemicals, Inc.	13,000	34,690
Mitsui Fudosan Co., Ltd.	11,000	347,864
Mitsui OSK Lines, Ltd.†	12,000	47,543
Mizuho Financial Group, Inc.	286,600	583,796
MS&AD Insurance Group Holdings	7,600	192,351
Murata Manufacturing Co., Ltd.	3,000	206,243
Namco Bandai Holdings, Inc.	2,300	36,731
Nexon Co., Ltd.	1,800	19,689
NGK Insulators, Ltd.	7,000	97,530
NGK Spark Plug Co., Ltd.	3,000	58,145
NHK Spring Co., Ltd.	1,800	19,158
Nidec Corp.	2,700	202,118
Nippon Electric Glass Co., Ltd.	8,000	41,391
Nippon Express Co., Ltd.	5,000	23,425
Nippon Meat Packers, Inc.	3,000	42,196
Nippon Telegraph & Telephone Corp.	6,200	315,415
Nippon Yusen KK	21,000	59,887

Nissan Motor Co., Ltd.	59,200	589,076
Nisshin Seifun Group, Inc.	3,000	33,824
Nissin Foods Holdings Co., Ltd.	1,200	47,421
Nitori Holdings Co., Ltd.	450	40,286
Nitto Denko Corp.	2,400	128,085
NKSJ Holdings, Inc.	4,900	120,073
NOK Corp.	1,200	17,587
Nomura Holdings, Inc.	43,400	303,228
Nomura Real Estate Holdings, Inc.	800	18,333
Nomura Research Institute, Ltd.	2,000	62,433
NSK, Ltd.	12,000	112,563
NTT Data Corp.	27	96,797
NTT DOCOMO, Inc.	205	328,843
NTT Urban Development Corp.	8	9,484
Obayashi Corp.	28,000	159,699
Odakyu Electric Railway Co., Ltd.	7,000	63,951
OJI Holdings Corp.	12,000	48,154
Olympus Corp.†	2,500	72,262
Omron Corp.	4,100	128,614
Ono Pharmaceutical Co., Ltd.	400	24,158
Oracle Corp. Japan	700	28,625
Oriental Land Co., Ltd.	1,300	209,859
ORIX Corp.	16,000	220,645
Osaka Gas Co., Ltd.	32,000	129,388
Otsuka Corp.	200	24,138
Otsuka Holdings Co., Ltd.	5,900	182,976
Panasonic Corp.†	27,500	250,395
Park24 Co., Ltd.	700	12,148
Rakuten, Inc.	10,200	125,805
Resona Holdings, Inc.	22,100	105,565
Rinnai Corp.	400	27,988
Rohm Co., Ltd.	1,400	49,478
Sanrio Co., Ltd.	300	15,491
Santen Pharmaceutical Co., Ltd.	200	9,289
SBI Holdings, Inc.	1,300	13,611
Secom Co., Ltd.	3,800	217,895
Sekisui Chemical Co., Ltd.	7,000	64,450
Sekisui House, Ltd.	10,000	121,302
Sharp Corp.†	11,000	43,021
Shimamura Co., Ltd.	300	30,677
Shimano, Inc.	1,100	91,307
Shimizu Corp.	37,000	162,795
Shin-Etsu Chemical Co., Ltd.	6,100	368,417
Shinsei Bank, Ltd.	13,000	25,686
Shionogi & Co., Ltd.	3,600	70,398
Shiseido Co., Ltd.	6,700	106,452
Showa Denko KK	18,000	22,733
Showa Shell Sekiyu KK	5,600	55,723
SMC Corp.	1,100	231,013
Softbank Corp.	10,800	680,878
Sony Financial Holdings, Inc.	2,200	35,918
Stanley Electric Co., Ltd.	2,100	40,445
Sumco Corp.	2,100	17,538
Sumitomo Chemical Co., Ltd.	23,000	83,862
Sumitomo Electric Industries, Ltd.	19,700	265,850
Sumitomo Metal Mining Co., Ltd.	9,000	121,546
Sumitomo Mitsui Financial Group, Inc.	16,200	717,727
Sumitomo Mitsui Trust Holdings, Inc.	38,000	165,646
Sumitomo Realty & Development Co., Ltd.	5,000	220,502
Sumitomo Rubber Industries, Ltd.	4,500	63,477
Suzuken Co., Ltd.	300	9,258
Sysmex Corp.	900	52,340
T&D Holdings, Inc.	7,900	96,231
Taiheiyo Cement Corp.	14,000	52,615
Taisei Corp.	47,000	192,911
Taiyo Nippon Sanso Corp.	3,000	19,708
Takashimaya Co., Ltd.	3,000	26,430
Takeda Pharmaceutical Co., Ltd.	10,000	455,263
TDK Corp.	2,200	79,768
Teijin, Ltd.	8,000	17,599
Terumo Corp.	2,400	115,374
THK Co., Ltd.	2,600	50,657
Tobu Railway Co., Ltd.	11,000	55,457
Tokio Marine Holdings, Inc.	9,000	278,199
Tokyo Electron, Ltd.	2,500	104,267
Tokyo Gas Co., Ltd.	39,000	202,577
Tokyo Tatemono Co., Ltd.	4,000	34,180
Tokyu Corp.	15,000	96,400
Tokyu Land Corp.	5,000	46,545
TonenGeneral Sekiyu KK	10,000	90,951
Toppan Printing Co., Ltd.	7,000	51,546
Toray Industries, Inc.	24,000	147,640
TOTO, Ltd.	18,000	223,476
Toyo Seikan Group Holdings, Ltd.	1,000	16,958
Toyo Suisan Kaisha, Ltd.	1,000	30,127
Toyoda Gosei Co., Ltd.	1,200	29,100
Toyota Boshoku Corp.	1,100	14,475
Toyota Industries Corp.	5,100	207,252
Trend Micro, Inc.	1,600	56,057
Ube Industries, Ltd.	10,000	17,722
Unicharm Corp.	2,700	140,245
USS Co., Ltd.	210	26,286
West Japan Railway Co.	2,500	103,376
Yahoo Japan Corp.	265	131,441
Yakult Honsha Co., Ltd.	1,900	80,598
Yamada Denki Co., Ltd.	1,250	39,594
Yamaha Motor Co., Ltd.	12,200	158,674
Yamato Holdings Co., Ltd.	5,200	111,960
Yamato Kogyo Co., Ltd.	500	16,372
Yamazaki Baking Co., Ltd.	1,000	10,735
Yaskawa Electric Corp.	5,000	59,480
Yokohama Rubber Co., Ltd.	3,000	26,491

		26,118,797

Jersey - 0.0%

Shire PLC	3,658	134,748

Luxembourg - 0.6%

SES SA FDR	31,503	925,567
Tenaris SA	40,973	904,879

		1,830,446

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	163,000	71,558

Netherlands - 1.1%

Aegon NV	66,157	471,807
DE Master Blenders 1753 NV†	4,397	71,827
ING Groep NV CVA†	67,204	729,658
LyondellBasell Industries NV, Class A	30,002	2,104,640
Wolters Kluwer NV	6,079	143,573

		3,521,505

New Zealand - 0.1%

Auckland International Airport, Ltd.	12,728	30,296
Contact Energy, Ltd.	8,330	34,118
Fletcher Building, Ltd.	15,646	105,919
Telecom Corp. of New Zealand, Ltd.	17,306	30,426

		200,759

Norway - 0.3%

Statoil ASA	49,679	1,091,017

Panama - 0.2%

Carnival Corp.#	20,830	751,755

Portugal - 0.3%

EDP - Energias de Portugal SA	255,217	901,960

Singapore - 0.6%

Ascendas Real Estate Investment Trust	23,000	39,307
CapitaLand, Ltd.	43,000	102,814
CapitaMall Trust	36,000	52,493
City Developments, Ltd.	5,000	39,080
DBS Group Holdings, Ltd.	21,000	260,113
Global Logistic Properties, Ltd.	30,000	63,500
Jardine Cycle & Carriage, Ltd.	3,000	78,010
Olam International, Ltd.	73,000	82,122
Oversea-Chinese Banking Corp., Ltd.	29,000	224,843
Singapore Airlines, Ltd.	5,000	37,120
Singapore Press Holdings, Ltd.	29,000	89,346
Singapore Telecommunications, Ltd.	122,000	335,701
United Overseas Bank, Ltd.	14,000	218,297
Wilmar International, Ltd.	36,000	88,899
Yangzijiang Shipbuilding Holdings, Ltd.	94,000	69,638

		1,781,283

Spain - 1.7%

Acciona SA	10,552	539,921
Banco Santander SA	212,599	1,500,441
Enagas SA	36,171	821,297
Ferrovial SA	51,669	857,018
Inditex SA	4,385	580,413
Repsol SA	43,057	998,990

		5,298,080

Sweden - 0.8%

Assa Abloy AB, Class B	21,941	934,272
Atlas Copco AB, Class A	38,637	1,044,141
Svenska Cellulosa AB SCA, Class B	19,789	483,427
Tele2 AB, Series B	6,502	81,725

		2,543,565

Switzerland - 4.9%

ACE, Ltd.	22,897	2,008,525
Actelion, Ltd.	5,885	400,050
Aryzta AG	14,109	900,720
Cie Financiere Richemont SA, Class A	13,562	1,288,496
Credit Suisse Group AG†	43,472	1,253,070
EMS-Chemie Holding AG	1,136	363,527
Geberit AG	363	88,326
Holcim, Ltd.	13,619	924,327
Lindt & Spruengli AG (Participation Certificate)	215	859,584
Novartis AG	35,567	2,593,606
Roche Holding AG	10,650	2,656,634
Swiss Re AG†	8,106	622,030
Tyco International, Ltd.	54,400	1,797,376

		15,756,271

United Kingdom - 7.6%

Aggreko PLC	16,217	408,889
Antofagasta PLC	35,436	469,525
ARM Holdings PLC	74,848	1,014,930
Associated British Foods PLC	30,900	883,492
AstraZeneca PLC	29,252	1,440,646
Barclays PLC	306,116	1,344,179
BG Group PLC	80,388	1,528,564
BHP Billiton PLC	50,502	1,469,779
British Sky Broadcasting Group PLC	74,286	966,441
BT Group PLC	239,855	1,209,151
Bunzl PLC	10,623	224,054
Burberry Group PLC	32,355	769,156
Ensco PLC, Class A	13,539	752,227
GlaxoSmithKline PLC	19,679	501,821
HSBC Holdings PLC	268,972	2,817,744
ITV PLC	229,189	584,617
Marks & Spencer Group PLC	128,317	937,989
Next PLC	11,786	893,878
Royal Bank of Scotland Group PLC†	190,238	983,787
Sage Group PLC	162,594	867,036
Standard Life PLC	157,737	809,602
Tate & Lyle PLC	69,110	862,153
Tullow Oil PLC	44,272	691,572
Vodafone Group PLC	601,295	1,921,893

		24,353,125

United States - 43.7%

AbbVie, Inc.	57,381	2,445,004
Activision Blizzard, Inc.	67,170	1,096,214
Adobe Systems, Inc.†	8,030	367,372
AECOM Technology Corp.†	14,630	426,172
Affiliated Managers Group, Inc.†	1,426	248,580
Aflac, Inc.#	33,764	1,951,222
Alliant Energy Corp.#	7,579	375,994
Allstate Corp.	40,389	1,935,441
Amazon.com, Inc.†	2,462	691,773
Amgen, Inc.	23,694	2,581,224
Anadarko Petroleum Corp.	25,651	2,345,014
Apartment Investment & Management Co., Class A	34,725	955,979
Apple, Inc.	13,801	6,721,777
Ball Corp.	36,861	1,637,366
Bank of America Corp.	236,364	3,337,460
Bank of New York Mellon Corp.	43,222	1,285,422
BlackRock, Inc.	7,759	2,019,823

CA, Inc.	13,223	386,773
Capital One Financial Corp.	32,203	2,078,704
Cardinal Health, Inc.	38,147	1,918,031
CenturyLink, Inc.#	54,981	1,820,971
Cigna Corp.#	3,578	281,553
Cisco Systems, Inc.	124,528	2,902,748
Clorox Co.#	20,523	1,697,252
Coca-Cola Co.	84,780	3,236,900
Coca-Cola Enterprises, Inc.	49,364	1,846,214
Colgate-Palmolive Co.	38,400	2,218,368
Comcast Corp., Class A	67,129	2,825,460
Costco Wholesale Corp.	17,127	1,915,997
Crown Holdings, Inc.†	31,217	1,356,691
CSX Corp.	5,217	128,390
Danaher Corp.	16,459	1,078,394
Devon Energy Corp.	31,550	1,801,189
Discovery Communications, Inc., Class A†#	15,012	1,163,580
Dover Corp.	6,138	522,037
Dr Pepper Snapple Group, Inc.	34,714	1,553,799
Dun & Bradstreet Corp.#	10,484	1,042,948
Emerson Electric Co.	36,289	2,190,767
Fifth Third Bancorp	101,130	1,849,668
Fluor Corp.	17,508	1,110,532
Gap, Inc.	28,610	1,156,988
General Mills, Inc.	41,246	2,034,253
Gilead Sciences, Inc.†	23,516	1,417,309
Google, Inc., Class A†	4,869	4,123,556
Halliburton Co.#	48,691	2,337,168
HCA Holdings, Inc.	46,361	1,770,527
Hewlett-Packard Co.	86,670	1,936,208
Home Depot, Inc.	38,428	2,862,502
Kimberly-Clark Corp.#	21,977	2,054,410
Kroger Co.#	50,799	1,859,243
Marathon Petroleum Corp.	28,065	2,034,993
Mastercard, Inc., Class A	3,845	2,330,378
McGraw Hill Financial, Inc.	31,536	1,840,756
McKesson Corp.	16,751	2,033,739
Medtronic, Inc.	42,759	2,212,778
MetLife, Inc.	47,320	2,185,711
Microsoft Corp.	134,599	4,495,607
NIKE, Inc., Class B	28,857	1,812,797
Oracle Corp.	92,933	2,960,845
priceline.com, Inc.†	2,452	2,301,276
Progressive Corp.#	70,411	1,765,204
PulteGroup, Inc.#	24,933	383,719
QUALCOMM, Inc.#	45,874	3,040,529
Quest Diagnostics, Inc.#	14,158	829,942
Ralph Lauren Corp.	1,079	178,477
Regal-Beloit Corp.	1,519	96,760
SLM Corp.	8,054	193,215
TECO Energy, Inc.#	3,266	53,987
Time Warner Cable, Inc.	18,817	2,020,005
Travelers Cos., Inc.	25,223	2,015,318
Twenty-First Century Fox, Inc., Class A#	76,690	2,402,698
Union Pacific Corp.	16,415	2,520,359
Viacom, Inc., Class B	26,970	2,145,733
Walt Disney Co.	45,970	2,796,355
WellPoint, Inc.#	13,935	1,186,426
Wells Fargo & Co.	93,289	3,832,312
Zimmer Holdings, Inc.#	16,323	1,290,986

		139,861,872

Total Common Stock
(cost $263,983,269)		290,243,052

PREFERRED SECURITIES - 0.3%
Germany - 0.3%

Bayerische Motoren Werke AG
(cost $583,451)	11,504	843,532

RIGHTS† - 0.0%
Hong Kong - 0.0%

New World Hotels Expires 12/31/2013
(cost $0)	713	0

Total Long-Term Investment Securities
(cost $264,566,720)		291,086,584

SHORT-TERM INVESTMENT SECURITIES - 10.7%
Registered Investment Companies - 2.2%

State Street Navigator Securities Lending Prime Portfolio(3)	7,045,146	7,045,146

Time Deposits - 8.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013	$26,048,000	26,048,000

U.S. Government Treasuries - 0.4%

United States Treasury Bills Disc. Notes
0.01% due 09/26/2013@	181,000	180,998
0.01% due 11/14/2013@	500,000	499,983
0.02% due 09/26/2013@	228,000	227,997
0.03% due 09/26/2013@	135,000	134,997
0.04% due 09/26/2013@	148,000	147,998

		1,191,973

Total Short-Term Investment Securities
(cost $34,285,131)		34,285,119

TOTAL INVESTMENTS -
(cost $298,851,851) (4)	101.7%	325,371,703
Liabilities in excess of other assets	(1.7)	(5,293,531)

NET ASSETS -	100.0%	$320,078,172

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	August 31, 2013, the Fund had loaned securities with a total value of $8,692,025. This was secured by collateral of $7,045,146, which was received in cash and subsequently invested in short-term investments currently valued at $7,045,146 as reported in the portfolio of investments. Additional collateral of $1,987,571 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	01/25/2032 to 05/25/2042	$1,987,571

(4)	See Note 5 for cost of investments on a tax basis.

CVA - Certification Van Aandelen (Dutch Cert.)

FDR - Federal Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2013	Unrealized Appreciation (Depreciation)

315	Long	S&P 500 E-Mini Index	September 2013	$26,149,668	$25,692,975	$(456,693)

Industry Allocation*

Time Deposits	8.1%
Medical-Drugs	4.7
Diversified Banking Institutions	4.4
Banks-Commercial	3.9
Insurance-Multi-line	2.9
Computers	2.7
Oil Companies-Exploration & Production	2.5
Banks-Super Regional	2.5
Multimedia	2.5
Telephone-Integrated	2.2
Registered Investment Companies	2.2
Beverages-Non-alcoholic	2.2
Food-Misc./Diversified	2.0
Cable/Satellite TV	1.8
Applications Software	1.7
Insurance-Property/Casualty	1.7
Insurance-Life/Health	1.6
Oil-Field Services	1.6
Cosmetics & Toiletries	1.6
Auto-Cars/Light Trucks	1.6
Web Portals/ISP	1.4
Transport-Rail	1.3
Oil Companies-Integrated	1.3
Medical-Biomedical/Gene	1.3
Commercial Services-Finance	1.3
Medical-Wholesale Drug Distribution	1.2
Electric Products-Misc.	1.2
Food-Retail	1.2
Consumer Products-Misc.	1.1
Medical Products	1.1
Diversified Minerals	1.1
Enterprise Software/Service	1.0
Semiconductor Components-Integrated Circuits	1.0
Retail-Apparel/Shoe	1.0
Containers-Metal/Glass	0.9
Chemicals-Diversified	0.9
Networking Products	0.9
Retail-Building Products	0.9
Computer Services	0.8
Cellular Telecom	0.8
Building & Construction-Misc.	0.8
Retail-Discount	0.7
Insurance-Reinsurance	0.7
Medical Instruments	0.7
E-Commerce/Services	0.7
Investment Management/Advisor Services	0.7
Diversified Manufacturing Operations	0.7
Electric-Integrated	0.7
Oil Refining & Marketing	0.6
Real Estate Operations & Development	0.6
Building Products-Cement	0.6
Athletic Footwear	0.6
Medical-Hospitals	0.6
Electronic Security Devices	0.6
Real Estate Investment Trusts	0.5
Auto/Truck Parts & Equipment-Original	0.5
Satellite Telecom	0.5
Medical-HMO	0.5
Gas-Distribution	0.5
Engineering/R&D Services	0.4
Retail-Jewelry	0.4
Banks-Fiduciary	0.4
Industrial Gases	0.4
U.S. Government Treasuries	0.4
Broadcast Services/Program	0.4
Telecom Services	0.3
Transport-Services	0.3
Machinery-Construction & Mining	0.3
Entertainment Software	0.3
Electronic Components-Semiconductors	0.3
Metal Processors & Fabrication	0.3
Data Processing/Management	0.3
Apparel Manufacturers	0.3
Retail-Major Department Stores	0.3
Steel Pipe & Tube	0.3
Food-Baking	0.3
Airport Development/Maintenance	0.3
Food-Confectionery	0.3
Chemicals-Specialty	0.3
Medical Labs & Testing Services	0.3
Sugar	0.3
E-Commerce/Products	0.3
Energy-Alternate Sources	0.3
Electronic Components-Misc.	0.3
Building-Heavy Construction	0.3
Finance-Investment Banker/Broker	0.3
Building & Construction Products-Misc.	0.3
Gold Mining	0.2
Oil & Gas Drilling	0.2
Cruise Lines	0.2
Building-Residential/Commercial	0.2
Diversified Operations	0.2
Television	0.2
Paper & Related Products	0.2
Agricultural Chemicals	0.2
Diversified Operations/Commercial Services	0.2
Metal-Copper	0.1
Commercial Services	0.1
Real Estate Management/Services	0.1
Retail-Drug Store	0.1
Industrial Automated/Robotic	0.1
Electronic Forms	0.1
Medical-Generic Drugs	0.1
Chemicals-Plastics	0.1
Office Automation & Equipment	0.1
Machinery-Electrical	0.1
Audio/Video Products	0.1
Retail-Restaurants	0.1
Photo Equipment & Supplies	0.1
Finance-Other Services	0.1
Finance-Leasing Companies	0.1
Electronic Measurement Instruments	0.1
Pipelines	0.1
Security Services	0.1
Resorts/Theme Parks	0.1
Finance-Consumer Loans	0.1
Silver Mining	0.1
Water	0.1
Building Products-Doors & Windows	0.1
Textile-Products	0.1
Containers-Paper/Plastic	0.1
Recreational Vehicles	0.1
Tools-Hand Held	0.1
Auto-Heavy Duty Trucks	0.1
Publishing-Newspapers	0.1
Investment Companies	0.1

101.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$9,725,866	$—	$0	$9,725,866
Japan	26,118,797	—	—	26,118,797
United Kingdom	24,353,125	—	—	24,353,125
United States	139,861,872	—	—	139,861,872
Other Countries*	90,183,392		—	90,183,392
Preferred Securities	843,532	—	—	843,532
Rights	—	—	0	0
Short Term Investment Securities:
Registered Investment Companies	7,045,146	—	—	7,045,146
Time Deposits	—	26,048,000	—	26,048,000
U.S. Government Treasuries	—	1,191,973	—	1,191,973

Total Assets	$298,131,730	$27,239,973	$0	$325,371,703

LIABILITIES:
Other Financial Instruments: †
Open Futures Contracts-Depreciation	$456,693	$—	$—	$456,693

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $112,391,107 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCK - 62.8%
Canada - 0.4%

Talisman Energy, Inc.#	162,600	$1,736,685

China - 0.6%

China Telecom Corp., Ltd., Class H#	5,152,000	2,597,775

France - 5.9%

Alstom SA	27,870	980,715
AXA SA	152,215	3,316,369
BNP Paribas SA	86,640	5,429,385
Cie de St-Gobain#	70,690	3,301,726
Cie Generale des Etablissements Michelin	21,720	2,078,045
Credit Agricole SA†	183,410	1,853,177
Sanofi	54,022	5,189,933
Total SA	60,710	3,363,149
Vivendi SA	85,987	1,743,878

		27,256,377

Germany - 3.0%

Deutsche Lufthansa AG†	112,930	2,015,674
Deutsche Post AG	62,647	1,809,951
HeidelbergCement AG	20,200	1,402,945
Merck KGaA	23,080	3,506,398
Muenchener Rueckversicherungs AG	15,250	2,779,397
Siemens AG ADR	24,522	2,603,256

		14,117,621

Ireland - 1.0%

CRH PLC#	144,441	3,056,316
Elan Corp. PLC ADR†#	118,937	1,812,600

		4,868,916

Italy - 1.5%

Eni SpA	131,237	2,997,205
Intesa Sanpaolo SpA	468,854	920,196
UniCredit SpA	535,460	3,027,501

		6,944,902

Japan - 4.4%

ITOCHU Corp.#	203,300	2,306,627
Konica Minolta, Inc.	263,000	2,167,001
Nikon Corp.	133,700	2,260,447
Nissan Motor Co., Ltd.#	234,100	2,329,436
Suntory Beverage & Food, Ltd.†	65,000	2,326,985
Toyota Motor Corp. ADR	43,765	5,286,374
Trend Micro, Inc.#	102,100	3,577,166

		20,254,036

Netherlands - 3.0%

Akzo Nobel NV	53,920	3,170,863
ING Groep NV CVA†	353,331	3,836,240
Koninklijke Philips NV	47,416	1,465,789
Reed Elsevier NV	93,683	1,691,948
TNT Express NV	413,660	3,646,581

		13,811,421

Norway - 1.2%

Statoil ASA	107,080	2,351,619
Telenor ASA	153,022	3,180,535

		5,532,154

Portugal - 0.7%

Galp Energia SGPS SA	187,290	3,152,318

Singapore - 1.3%

DBS Group Holdings, Ltd.#	273,095	3,382,644
Singapore Telecommunications, Ltd.-10#	974,000	2,695,375

		6,078,019

South Korea - 2.4%

Hyundai Mobis	6,703	1,684,732
KB Financial Group, Inc. ADR	39,384	1,244,928
POSCO ADR	44,864	3,231,106
Samsung Electronics Co., Ltd.	4,237	5,221,581

		11,382,347

Spain - 1.0%

Repsol SA	73,181	1,697,914
Telefonica SA ADR†#	207,249	2,810,296

		4,508,210

Switzerland - 3.9%

ABB, Ltd.†	62,620	1,339,285
ACE, Ltd.	16,537	1,450,626
Credit Suisse Group AG	129,700	3,738,572
Foster Wheeler AG†#	97,050	2,249,619
Novartis AG	27,620	2,014,098
Roche Holding AG	17,980	4,485,096
Swiss Re AG†	34,870	2,675,821

		17,953,117

Taiwan - 0.3%

Taiwan Semiconductor Manufacturing Co., Ltd.	423,914	1,423,695

Thailand - 0.3%

Bangkok Bank PCL	268,500	1,509,739

United Kingdom - 9.1%

Aviva PLC	562,060	3,369,123
BAE Systems PLC	373,249	2,516,724
BP PLC	316,285	2,187,036
G4S PLC#	517,343	2,084,490
GlaxoSmithKline PLC	190,236	4,851,079
HSBC Holdings PLC#	423,983	4,483,439
Kingfisher PLC	434,360	2,591,542
Lloyds Banking Group PLC†	4,141,330	4,656,129
Marks & Spencer Group PLC	454,860	3,324,998
Rexam PLC	198,024	1,497,257
Royal Dutch Shell PLC, Class B	88,896	2,993,572
Tesco PLC	520,650	2,957,514
Vodafone Group PLC ADR	146,715	4,746,230

		42,259,133

United States - 22.8%

Actavis, Inc.†#	24,080	3,255,135
Allegheny Technologies, Inc.#	107,920	2,882,543
American Express Co.	31,140	2,239,277
Amgen, Inc.	44,040	4,797,718
Applied Materials, Inc.	214,740	3,223,247
Baker Hughes, Inc.	57,170	2,657,833
Bank of New York Mellon Corp.#	96,310	2,864,259
Brocade Communications Systems, Inc.†	181,200	1,340,880
Chesapeake Energy Corp.#	70,890	1,829,671

Chevron Corp.		23,340	2,810,836
Cisco Systems, Inc.		178,210	4,154,075
Citigroup, Inc.		77,690	3,754,758
Comcast Corp., Special Class A		88,415	3,602,027
CVS Caremark Corp.		51,660	2,998,863
Forest Laboratories, Inc.†		76,380	3,248,441
Gilead Sciences, Inc.†		63,000	3,797,010
Halliburton Co.		12,757	612,336
ING US, Inc.#		130,350	3,754,080
Isis Pharmaceuticals, Inc.†#		36,600	945,378
JPMorgan Chase & Co.		71,210	3,598,241
Macy’s, Inc.		68,470	3,042,122
Medtronic, Inc.		61,040	3,158,820
Merck & Co., Inc.		86,980	4,113,284
Microsoft Corp.		167,364	5,589,958
Morgan Stanley		114,080	2,938,701
News Corp., Class A†#		12,653	198,652
Pfizer, Inc.		172,119	4,855,477
Quest Diagnostics, Inc.#		21,690	1,271,468
SAIC, Inc.#		159,750	2,407,433
Salix Pharmaceuticals, Ltd.†#		58,700	3,929,378
Symantec Corp.		58,340	1,494,087
Target Corp.		43,523	2,755,441
Time Warner Cable, Inc.		34,828	3,738,786
Time Warner, Inc.#		28,772	1,741,569
Twenty-First Century Fox, Inc., Class A#		50,647	1,586,771
United Parcel Service, Inc., Class B		25,500	2,182,290
Walgreen Co.		52,910	2,543,384

			105,914,229

Total Common Stock
(cost $239,611,254)			291,300,694

PREFERRED SECURITIES - 0.4%
Brazil - 0.4%

Petroleo Brasileiro SA ADR		81,902	1,167,923
Vale SA ADR		69,148	897,541

Total Preferred Securities
(cost $3,730,996)			2,065,464

FOREIGN GOVERNMENT AGENCIES - 25.5%
Brazil - 2.5%

Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2015(1)	BRL	6,050,885	2,653,237
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(1)	BRL	1,067,261	459,209
Brazil Notas do Tesouro Nacional Series B Bonds 6.00% due 08/15/2018(1)	BRL	1,014,244	435,630
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(1)	BRL	10,949,220	4,849,744
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2014	BRL	2,950,000	1,258,479
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2017	BRL	5,200,000	2,113,729

			11,770,028

Canada - 1.0%

Government of Canada Bonds 1.00% due 11/01/2014	CAD	2,766,000	2,622,356
Government of Canada Bonds 1.00% due 02/01/2015	CAD	530,000	502,013
Government of Canada Bonds 2.25% due 08/01/2014	CAD	1,608,000	1,542,599

			4,666,968

Hungary - 1.3%

Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	177,750
Republic of Hungary Senior Bonds 3.88% due 02/24/2020	EUR	495,000	613,720
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	906,462
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	2,918,514
Republic of Hungary Senior Bonds 6.25% due 01/29/2020#		910,000	939,757
Republic of Hungary Senior Bonds 6.38% due 03/29/2021#		400,000	412,000

			5,968,203

Iceland - 0.1%

Republic of Iceland Bonds 5.88% due 05/11/2022*		500,000	506,875

Indonesia - 0.5%

Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	263,930
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,392,036
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	783,252

			2,439,218

FOREIGN GOVERNMENT AGENCIES (continued)
Ireland - 3.5%

Republic of Ireland Bonds 4.40% due 06/18/2019	EUR	204,000	282,198
Republic of Ireland Notes 4.50% due 10/18/2018	EUR	159,000	223,823
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	701,000	961,127
Republic of Ireland Notes 5.00% due 10/18/2020	EUR	3,920,000	5,515,552
Republic of Ireland Notes 5.40% due 03/13/2025	EUR	4,011,220	5,690,659
Republic of Ireland Bonds 5.50% due 10/18/2017	EUR	1,686,800	2,460,321
Republic of Ireland Bonds 5.90% due 10/18/2019	EUR	581,000	860,014

			15,993,694

Malaysia - 0.6%

Government of Malaysia Senior Notes 3.20% due 10/15/2015	MYR	1,430,000	435,095
Government of Malaysia Senior Bonds 3.43% due 08/15/2014	MYR	1,035,000	316,137
Government of Malaysia Senior Bonds 3.74% due 02/27/2015	MYR	955,000	292,965
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	952,768
Government of Malaysia Senior Notes 3.84% due 08/12/2015	MYR	1,045,000	321,880
Government of Malaysia Senior Notes 4.72% due 09/30/2015	MYR	10,000	3,135
Government of Malaysia Senior Notes 5.09% due 04/30/2014	MYR	1,365,000	420,936
Government of Malaysia Senior Notes 8.00% due 10/30/2013	MYR	20,000	6,136

			2,749,052

Mexico - 2.6%

United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,069,834	158,333
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	3,971,308	325,000
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	2,654,141	222,745
United Mexican States Bonds 4.50% due 12/18/2014(1)	MXN	1,633,089	129,660
United Mexican States Bonds 5.00% due 06/16/2016(1)	MXN	4,149,572	347,683
United Mexican States Bonds 6.00% due 06/18/2015	MXN	512,000	39,528
United Mexican States Bonds 6.25% due 06/16/2016	MXN	3,852,000	300,649
United Mexican States Bonds 7.00% due 06/19/2014	MXN	930,000	71,184
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,553,105
United Mexican States Bonds 8.00% due 12/19/2013	MXN	49,600,000	3,755,274
United Mexican States Bonds 8.00% due 12/17/2015	MXN	64,725,000	5,226,855
United Mexican States Bonds 9.50% due 12/18/2014	MXN	1,160,000	92,626

			12,222,642

Poland - 4.1%

Government of Poland Bonds zero coupon due 01/25/2014	PLN	14,650,000	4,487,400
Government of Poland Bonds zero coupon due 07/25/2014	PLN	240,000	72,556
Government of Poland Bonds zero coupon due 07/25/2015	PLN	1,271,000	370,893
Government of Poland Bonds zero coupon due 01/25/2016	PLN	11,932,000	3,416,353
Government of Poland FRS Bonds 2.71% due 01/25/2017	PLN	1,357,000	418,808
Government of Poland FRS Bonds 2.71% due 01/25/2021	PLN	1,376,000	418,285
Government of Poland Bonds 5.00% due 10/24/2013	PLN	4,805,000	1,491,372
Government of Poland Bonds 5.50% due 04/25/2015	PLN	3,325,000	1,068,222
Government of Poland Bonds 5.75% due 04/25/2014	PLN	10,640,000	3,356,881

Government of Poland Bonds 6.25% due 10/24/2015	PLN	12,572,000	4,129,714

			19,230,484

Russia - 1.2%

Russian Federation Senior Bonds 7.50% due 03/31/2030*(2)		4,660,720	5,375,255

Serbia - 0.1%

Republic of Serbia Senior Notes 5.25% due 11/21/2017#*		270,000	263,979
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	281,400

			545,379

Singapore - 0.2%

Republic of Singapore Senior Notes 0.25% due 02/01/2014	SGD	1,400,000	1,097,631

Slovenia - 0.2%

Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		690,000	636,525
Republic of Slovenia Bonds 5.85% due 05/10/2023*		240,000	225,600

			862,125

South Korea - 4.0%

Republic of South Korea Senior Notes 2.74% due 02/02/2015	KRW	1,100,820,000	992,190
Republic of South Korea Senior Notes 2.75% due 12/10/2015	KRW	1,530,800,000	1,377,310
Republic of South Korea Senior Notes 2.76% due 06/02/2015	KRW	376,900,000	339,444
Republic of South Korea Senior Notes 2.78% due 10/02/2014	KRW	1,056,600,000	952,860
Republic of South Korea Senior Notes 2.80% due 08/02/2015	KRW	2,824,440,000	2,544,774
Republic of South Korea Senior Notes 2.82% due 08/02/2014	KRW	265,000,000	239,071
Republic of South Korea Senior Notes 2.84% due 12/02/2014	KRW	376,570,000	339,834
Republic of South Korea Senior Notes 3.00% due 12/10/2013	KRW	6,027,200,000	5,435,698
Republic of South Korea Senior Notes 3.25% due 12/10/2014	KRW	199,730,000	181,129
Republic of South Korea Senior Notes 3.25% due 06/10/2015	KRW	314,300,000	285,517
Republic of South Korea Senior Notes 3.50% due 06/10/2014	KRW	6,610,230,000	5,992,856

			18,680,683

Sweden - 1.7%

Kingdom of Sweden Bonds 6.75% due 05/05/2014*	SEK	49,670,000	7,782,377

Ukraine - 1.2%

Government of Ukraine Bonds 7.50% due 04/17/2023#*		600,000	512,250
Government of Ukraine Senior Notes 7.80% due 11/28/2022*		1,280,000	1,108,736
Government of Ukraine Senior Notes 7.95% due 02/23/2021*		770,000	682,413
Government of Ukraine Senior Notes 9.25% due 07/24/2017*		3,210,000	3,134,276

			5,437,675

Venezuela - 0.3%

Republic of Venezuela Senior Notes 10.75% due 09/19/2013		1,415,000	1,419,953

Vietnam - 0.4%

Republic of Vietnam Senior Bonds 6.75% due 01/29/2020#*		1,695,000	1,779,750

Total Foreign Government Agencies
(cost $112,663,033)			118,527,992

FOREIGN GOVERNMENT TREASURIES - 0.4%
South Korea - 0.4%

Bank of Korea Senior Notes 2.47% due 04/02/2015	KRW	370,900,000	334,124

Bank of Korea Senior Notes 2.55% due 05/09/2014	KRW	118,700,000	106,877

Bank of Korea Senior Notes 3.28% due 06/02/2014	KRW	518,420,000	469,303

Bank of Korea Senior Notes 3.47% due 02/02/2014	KRW	297,530,000	269,002

Bank of Korea Senior Notes 3.48% due 12/02/2013	KRW	216,400,000	195,377

Bank of Korea Senior Notes 3.59% due 10/02/2013	KRW	126,230,000	113,803
Bank of Korea Senior Notes 3.59% due 04/02/2014	KRW	437,290,000	396,152

Total Foreign Government Treasuries
(cost $1,806,696)			1,884,638

Total Long-Term Investment Securities
(cost $357,811,979)			413,778,788

SHORT-TERM INVESTMENT SECURITIES - 13.4%
Foreign Government Treasuries - 2.4%

Bank Negara Malaysia Monetary Notes
2.85% due 01/16/2014	MYR	40,000	12,041
2.85% due 02/06/2014	MYR	20,000	6,011
2.85% due 02/18/2014	MYR	320,000	96,083
2.85% due 02/20/2014	MYR	250,000	75,052
2.85% due 03/27/2014	MYR	10,000	2,994
2.85% due 05/15/2014	MYR	10,000	2,982
2.85% due 05/20/2014	MYR	165,000	49,178
2.85% due 05/27/2014	MYR	45,000	13,405
2.86% due 03/20/2014	MYR	100,000	29,952
2.86% due 03/27/2014	MYR	10,000	2,994
2.86% due 06/05/2014	MYR	20,000	5,953
2.86% due 07/08/2014	MYR	30,000	8,906
2.86% due 08/14/2014	MYR	90,000	26,639
2.87% due 12/26/2013	MYR	50,000	15,079
2.87% due 03/27/2014	MYR	60,000	17,961
2.87% due 04/24/2014	MYR	260,000	77,655
2.87% due 06/03/2014	MYR	70,000	20,840
2.87% due 06/17/2014	MYR	50,000	14,869
2.87% due 07/15/2014	MYR	1,220,000	361,981
2.87% due 07/24/2014	MYR	1,830,000	542,578
2.87% due 08/21/2014	MYR	10,000	2,958
2.88% due 01/09/2014	MYR	375,000	112,949
2.88% due 01/16/2014	MYR	1,090,000	328,113
2.88% due 02/25/2014	MYR	95,000	28,508
2.88% due 02/25/2014	MYR	160,000	48,014
2.89% due 11/26/2013	MYR	280,000	84,650

2.89% due 08/05/2014	MYR	100,000	29,620
2.90% due 09/05/2013	MYR	540,000	164,345
2.90% due 09/17/2013	MYR	1,240,000	377,035
2.90% due 09/26/2013	MYR	630,000	191,425
2.90% due 10/10/2013	MYR	1,095,000	332,354
2.90% due 10/22/2013	MYR	80,000	24,259
2.90% due 10/31/2013	MYR	10,000	3,030
2.90% due 03/13/2014	MYR	20,000	5,994
2.90% due 04/03/2014	MYR	10,000	2,992
2.90% due 07/15/2014	MYR	310,000	91,979
2.90% due 07/24/2014	MYR	300,000	88,947
2.91% due 10/29/2013	MYR	240,000	72,729
2.91% due 10/31/2013	MYR	1,830,000	554,426
2.91% due 11/19/2013	MYR	10,000	3,025
2.91% due 03/13/2014	MYR	70,000	20,979
2.91% due 05/15/2014	MYR	10,000	2,982
2.91% due 05/27/2014	MYR	5,000	1,489
2.92% due 11/12/2013	MYR	10,000	3,027
2.92% due 11/19/2013	MYR	20,000	6,050
2.92% due 12/05/2013	MYR	10,000	3,021
2.92% due 12/10/2013	MYR	20,000	6,039
2.92% due 12/31/2013	MYR	25,000	7,537
2.92% due 06/05/2014	MYR	110,000	32,743
2.93% due 12/19/2013	MYR	150,000	45,264
2.93% due 01/09/2014	MYR	30,000	9,036
2.93% due 01/30/2014	MYR	50,000	15,019
2.93% due 08/21/2014	MYR	50,000	14,791
2.95% due 06/19/2014	MYR	60,000	17,840
2.98% due 10/08/2013	MYR	55,000	16,694
2.99% due 09/05/2013	MYR	10,000	3,043

			4,136,059

Bank of Korea
2.50% due 09/10/2013	KRW	1,121,400,000	1,009,605
2.75% due 06/09/2014	KRW	1,134,000,000	1,020,970

			2,030,575

Government of Canada
0.07% due 02/01/2014	CAD	410,000	389,253

Government of Malaysia
2.90% due 05/30/2014	MYR	300,000	89,284

Kingdom of Sweden
0.87% due 11/20/2013	SEK	19,200,000	2,891,581

Republic of Phillippines
0.54% due 11/30/2013	PHP	12,630,000	283,184

United Mexican States
3.77% due 4/30/2014	MXN	10,770,000	78,497
3.77% due 1/9/2014	MXN	10,780,000	79,534
3.80% due 4/3/2014	MXN	10,780,000	78,803
3.83% due 10/31/2013	MXN	16,160,000	120,154
3.95% due 4/30/2014	MXN	24,890,000	181,411
4.00% due 4/30/2014	MXN	25,650,000	186,951
4.06% due 1/9/2014	MXN	44,301,000	326,851
4.58% due 9/19/2013	MXN	25,740,000	192,240

			1,244,442

Total Foreign Government Treasuries
(cost $11,413,851)			11,064,378

Registered Investment Companies - 5.1%

State Street Navigator Securities Lending Prime Portfolio(3) (cost $23,450,213)	23,450,213	23,450,213

Time Deposits - 5.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013 (cost $27,470,000)	$27,470,000	27,470,000

Total Short-Term Investment Securities
(cost $62,334,064)		61,984,591

TOTAL INVESTMENTS -
(cost $420,146,043)(5)	102.5%	475,763,379
Liabilities in excess of other assets	(2.5)	(11,745,171)

NET ASSETS -	100.0%	$464,018,208

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $22,289,436 representing 4.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2013.
(3)	At August 31, 2013, the Fund had loaned securities with a total value of $23,345,688. This was secured by collateral of $23,450,213, which was received in cash and subsequently invested in short-term investments currently value at $23,450,213 as reported in the portfolio of investments. The remaining collateral of $762,236 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
Federal National Mgt. Assoc. Notes	3.00% to 4.00%	01/25/2032 to 05/25/2042	$762,236

(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt
BRL—Brazilian Real
CAD—Canadian Dollar
CVA—Certification Van Aandelen (Dutch Cert.)
EUR—Euro Dollar
IDR—Indonesian Rupiah
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PHP—Philippine Peso
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Barclays Investments, Inc.	EUR	2,142,816	USD	2,719,702	09/10/2013	$—	$(112,406)
	EUR	80,778	USD	103,693	09/12/2013	—	(3,070)
	EUR	230,698	USD	298,673	09/16/2013	—	(6,241)
	EUR	54,521	USD	71,821	09/19/2013	—	(241)
	EUR	131,194	USD	170,523	09/24/2013	—	(2,881)
	EUR	45,404	USD	59,226	10/25/2013	—	(793)
	EUR	181,000	USD	237,897	01/21/2014	—	(1,447)
	EUR	3,039,000	USD	4,105,993	02/11/2014	87,059	—
	EUR	2,433,210	USD	3,243,733	02/26/2014	25,741	—
	EUR	311,476	USD	416,053	02/27/2014	4,116	—
	EUR	271,769	USD	355,593	03/07/2014	—	(3,842)
	EUR	437,439	USD	569,869	03/10/2014	—	(8,684)
	EUR	130,161	USD	169,375	03/17/2014	—	(2,780)
	EUR	72,605	USD	94,285	03/21/2014	—	(1,746)
	EUR	188,102	USD	242,097	04/07/2014	—	(6,713)
	EUR	345,709	USD	451,565	04/25/2014	—	(5,750)
	EUR	453,864	USD	601,570	05/05/2014	1,160	—
	EUR	154,000	USD	201,340	07/16/2014	—	(2,452)
	EUR	453,000	USD	600,787	08/05/2014	1,260	—
	EUR	214,240	USD	287,208	08/25/2014	3,641	—
	JPY	22,560,000	USD	243,697	02/25/2014	13,667	—
	JPY	45,070,000	USD	487,325	02/27/2014	27,768	—
	JPY	40,123,600	USD	404,705	03/07/2014	—	(4,445)
	JPY	65,630,000	USD	674,400	06/10/2014	4,490	—
	USD	2,854,874	EUR	2,142,816	09/10/2013	—	(22,765)
	USD	107,839	EUR	80,778	09/12/2013	—	(1,076)
	USD	307,982	EUR	230,698	09/16/2013	—	(3,068)
	USD	156,934	CLP	77,400,000	02/11/2014	—	(8,668)
	USD	1,039,369	SGD	1,318,751	02/12/2014	—	(5,267)
	USD	404,442	CLP	200,300,000	03/05/2014	—	(21,789)
	USD	381,890	SGD	485,000	08/18/2014	—	(1,446)

						168,902	(227,570)

Citibank N.A.	EUR	1,203,000	USD	1,578,035	01/10/2014	—	(12,678)
	EUR	375,660	USD	499,628	01/14/2014	2,889	—
	EUR	2,172,000	USD	2,941,257	02/10/2014	68,901	—
	EUR	795,744	USD	1,039,600	03/10/2014	—	(12,844)
	EUR	89,576	USD	116,286	03/18/2014	—	(2,190)
	EUR	157,344	USD	204,657	03/26/2014	—	(3,458)
	EUR	134,537	USD	178,171	07/28/2014	124	—
	EUR	97,289	USD	129,521	08/08/2014	761	—
	EUR	27,522	USD	36,673	08/11/2014	247	—
	INR	4,668,000	USD	68,546	09/03/2013	—	(2,106)
	JPY	80,713,200	USD	1,014,001	11/12/2013	191,671	—
	JPY	80,524,000	USD	1,014,003	11/13/2013	193,596	—
	JPY	90,060,000	USD	974,596	02/13/2014	56,402	—
	JPY	44,980,000	USD	487,332	02/19/2014	28,722	—
	JPY	32,100,000	USD	323,687	06/09/2014	—	(3,965)
	JPY	72,889,000	USD	732,654	07/24/2014	—	(11,836)
	JPY	80,345,200	USD	835,419	08/13/2014	14,528	—
	USD	81,908	INR	4,668,000	09/03/2013	—	(11,255)
	USD	76,795	INR	4,623,000	10/03/2013	—	(7,394)
	USD	327,873	CLP	159,543,000	10/28/2013	—	(17,769)
	USD	66,667	INR	4,668,000	12/03/2013	2,404	—
	USD	665,738	CLP	327,410,000	02/20/2014	—	(39,260)

						560,245	(124,755)

Deutsche Bank AG	EUR	2,772,183	SEK	23,782,000	09/24/2013	—	(77,245)
	EUR	137,755	USD	176,979	11/19/2013	—	(5,135)
	EUR	122,735	USD	159,611	11/29/2013	—	(2,654)
	EUR	1,428,000	USD	1,916,276	02/11/2014	27,814	—
	EUR	1,270,000	USD	1,662,303	03/07/2014	—	(17,368)
	EUR	234,000	USD	304,025	03/26/2014	—	(5,481)

EUR	36,531	USD	47,104	03/31/2014	—	(1,216)
EUR	119,927	USD	154,124	04/03/2014	—	(4,505)
EUR	511,000	USD	657,734	04/04/2014	—	(18,177)
EUR	133,071	USD	174,157	04/11/2014	—	(1,864)
EUR	686,000	USD	910,747	04/30/2014	3,267	—
EUR	352,066	MYR	1,491,000	07/18/2014	—	(19,789)
EUR	394,284	MYR	1,683,000	07/22/2014	—	(18,309)
EUR	133,000	USD	174,472	07/22/2014	—	(1,535)
EUR	120,000	USD	157,682	07/23/2014	—	(1,122)
EUR	508,005	MYR	2,164,000	07/25/2014	—	(25,008)
EUR	316,000	USD	417,952	07/25/2014	—	(237)
EUR	797,552	SEK	6,934,000	07/29/2014	—	(17,630)
EUR	80,784	USD	107,879	08/29/2014	952	—
INR	11,044,000	USD	168,495	09/06/2013	1,433	—
INR	10,738,000	USD	163,602	09/10/2013	1,353	—
INR	5,815,000	USD	88,562	09/11/2013	724	—
INR	14,554,000	USD	216,577	09/18/2013	—	(2,834)
JPY	70,835,000	USD	894,630	11/13/2013	172,938	—
JPY	691,920,000	USD	8,742,324	11/15/2013	1,692,719	—
JPY	686,286,000	USD	8,467,806	11/19/2013	1,475,448	—
JPY	58,120,000	USD	655,624	01/17/2014	63,198	—
JPY	23,100,000	USD	240,385	06/11/2014	4,591	—
SGD	758,100	USD	594,122	09/19/2013	—	(198)
USD	192,095	INR	11,044,000	09/06/2013	—	(25,034)
USD	187,485	INR	10,738,000	09/10/2013	—	(25,236)
USD	100,912	INR	5,815,000	09/11/2013	—	(13,073)
USD	248,188	INR	14,554,000	09/18/2013	—	(28,776)
USD	607,355	SGD	758,100	09/19/2013	—	(13,034)
USD	223,268	INR	13,258,000	09/20/2013	—	(23,507)
USD	452,610	PHP	18,920,000	09/24/2013	—	(28,428)
USD	248,845	INR	15,966,000	09/26/2013	—	(8,688)
USD	516,980	INR	31,012,200	09/27/2013	—	(50,633)
USD	370,847	CLP	179,490,000	09/30/2013	—	(20,643)
USD	42,745	INR	2,602,700	09/30/2013	—	(3,640)
USD	550,766	PHP	23,022,000	10/04/2013	—	(34,640)
USD	90,066	INR	5,431,000	10/08/2013	—	(8,642)
USD	515,678	INR	31,543,000	10/15/2013	—	(43,618)
USD	125,941	MYR	394,093	10/16/2013	—	(6,283)
USD	129,364	PHP	5,384,000	10/16/2013	—	(8,674)
USD	835,939	INR	51,060,000	10/17/2013	—	(72,187)
USD	174,411	INR	10,622,000	10/22/2013	—	(15,732)
USD	406,064	MYR	1,259,000	10/23/2013	—	(23,964)
USD	84,314	INR	5,308,000	11/08/2013	—	(5,353)
USD	212,902	INR	14,554,000	11/18/2013	3,138	—
USD	260,000	MYR	810,160	11/19/2013	—	(14,523)
USD	245,176	INR	15,966,000	11/26/2013	—	(8,581)
USD	411,098	INR	27,597,000	11/29/2013	—	(2,408)
USD	649,841	SGD	816,200	12/23/2013	—	(9,895)
USD	337,310	MYR	1,043,400	01/08/2014	—	(22,042)
USD	490,127	SGD	624,000	02/07/2014	—	(822)
USD	129,602	CLP	63,890,000	02/14/2014	—	(7,261)
USD	275,131	CLP	136,080,000	02/25/2014	—	(14,913)
USD	315,980	CLP	156,410,000	02/26/2014	—	(16,922)
USD	483,846	CLP	239,310,000	02/27/2014	—	(26,339)
USD	184,157	SGD	235,500	02/27/2014	518	—
USD	237,941	SGD	294,500	02/28/2014	—	(6,999)
USD	347,409	CLP	171,950,000	03/03/2014	—	(18,843)
USD	346,464	CLP	171,950,000	03/05/2014	—	(17,971)
USD	383,110	CLP	190,310,000	03/06/2014	—	(19,577)
USD	381,949	CLP	189,160,000	03/07/2014	—	(20,647)
USD	372,099	CLP	184,040,000	03/13/2014	—	(20,780)
USD	594,383	SGD	758,100	03/19/2014	131	—
USD	386,189	CLP	190,700,000	04/04/2014	—	(22,928)
USD	286,649	SGD	363,500	05/19/2014	—	(1,550)
USD	1,100,849	MYR	3,540,000	07/15/2014	—	(41,529)
USD	501,392	MYR	1,621,000	07/18/2014	—	(16,383)
USD	787,302	MYR	2,557,000	07/22/2014	—	(22,373)
USD	965,318	MYR	3,109,000	07/25/2014	—	(35,380)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

	USD	981,353	SGD	1,242,000	08/12/2014	$–	$(7,111)
	USD	286,717	SGD	363,500	08/19/2014	–	(1,580)
	USD	184,229	SGD	235,500	08/27/2014	504	–

						3,448,728	(1,057,449)

Goldman Sachs International	EUR	849,000	USD	1,136,471	02/21/2014	13,666	–
	EUR	316,000	USD	418,340	07/25/2014	150	–
	JPY	45,170,000	USD	487,289	02/19/2014	26,742	–

						40,558	–

HSBC Bank PLC	EUR	1,801,000	USD	2,341,300	10/17/2013	–	(39,347)
	EUR	372,921	USD	490,504	12/09/2013	–	(2,545)
	EUR	1,585,000	USD	2,143,475	02/10/2014	47,395	–
	EUR	686,000	USD	909,245	08/04/2014	1,358	–
	INR	33,693,000	USD	497,681	09/04/2013	–	(12,278)
	INR	5,733,000	USD	84,620	09/11/2013	–	(1,980)
	INR	14,470,000	USD	216,293	09/13/2013	–	(2,160)
	JPY	67,990,000	USD	730,981	02/12/2014	37,804	–
	JPY	48,100,000	USD	485,810	06/09/2014	–	(5,158)
	JPY	69,900,000	USD	722,615	06/10/2014	9,120	–
	USD	587,234	INR	33,693,000	09/04/2013	–	(77,275)
	USD	99,429	INR	5,733,000	09/11/2013	–	(12,829)
	USD	241,628	INR	14,470,000	09/13/2013	–	(23,174)
	USD	307,698	INR	18,740,000	09/27/2013	–	(25,895)
	USD	90,610	PHP	3,800,000	09/30/2013	–	(5,417)
	USD	74,321	PHP	3,100,000	10/03/2013	–	(4,822)
	USD	492,228	INR	33,693,000	10/04/2013	13,436	–
	USD	442,705	PHP	18,467,000	10/04/2013	–	(28,697)
	USD	662,002	PHP	27,532,000	10/07/2013	–	(44,783)
	USD	382,089	PHP	15,880,000	10/11/2013	–	(26,100)
	USD	545,419	MYR	1,680,000	10/22/2013	–	(35,516)
	USD	271,000	MYR	840,371	10/24/2013	–	(15,968)
	USD	337,136	INR	20,286,000	10/29/2013	–	(34,631)
	USD	82,847	INR	5,733,000	11/12/2013	2,363	–
	USD	212,669	INR	14,470,000	11/13/2013	2,354	–
	USD	154,747	MYR	483,000	11/20/2013	–	(8,408)
	USD	319,359	INR	21,106,500	11/29/2013	–	(6,788)
	USD	504,405	SGD	624,000	02/07/2014	–	(15,100)
	USD	1,977,993	KRW	2,228,406,400	02/10/2014	12,633	–
	USD	287,579	SGD	363,500	02/18/2014	–	(2,536)
	USD	1,130,429	MXN	14,850,450	03/10/2014	–	(36,716)
	USD	844,291	SGD	1,053,000	03/14/2014	–	(18,521)
	USD	694,962	SGD	867,000	03/19/2014	–	(15,047)
	USD	517,871	SGD	652,000	06/20/2014	–	(6,468)
	USD	269,265	MYR	883,000	07/31/2014	–	(5,219)
	USD	546,830	MYR	1,800,000	08/12/2014	–	(8,854)
	USD	286,762	SGD	363,500	08/19/2014	–	(1,625)

						126,463	(523,857)

JPMorgan Chase & Co.	EUR	548,072	USD	717,563	01/14/2014	–	(7,158)
	EUR	375,660	USD	500,511	01/22/2014	3,756	–
	EUR	2,128,000	USD	2,844,029	02/19/2014	29,763	–
	EUR	729,000	USD	955,495	04/14/2014	–	(8,807)
	EUR	502,065	MYR	2,164,000	07/30/2014	–	(17,306)
	EUR	686,000	USD	911,979	07/31/2014	4,110	–
	EUR	112,835	USD	150,886	08/27/2014	1,537	–
	JPY	99,670,000	USD	1,132,363	10/18/2013	117,030	–
	JPY	56,320,000	USD	714,494	11/13/2013	140,686	–
	JPY	105,540,000	USD	1,191,958	01/17/2014	116,173	–
	JPY	67,952,000	USD	730,957	02/12/2014	38,167	–
	JPY	45,100,000	USD	487,320	02/13/2014	27,509	–
	JPY	45,120,000	USD	487,299	02/18/2014	27,266	–
	JPY	32,200,000	USD	323,407	06/09/2014	–	(5,266)
	JPY	47,400,000	USD	481,725	06/10/2014	–	(2,105)
	JPY	64,760,000	USD	674,418	06/11/2014	13,378	–
	JPY	27,300,000	USD	288,935	06/17/2014	10,245	–
	JPY	112,000,000	USD	1,124,159	07/24/2014	–	(19,811)
	JPY	39,100,000	USD	394,451	07/25/2014	–	(4,923)
	SGD	106,000	USD	82,696	09/19/2013	–	(404)
	USD	86,658	SGD	106,000	09/19/2013	–	(3,558)
	USD	203,878	INR	12,181,000	09/27/2013	–	(20,706)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

	USD	217,159	PHP	9,021,000	10/11/2013	$–	$(14,931)
	USD	294,866	MYR	916,000	10/18/2013	–	(16,777)
	USD	88,889	SGD	110,000	10/21/2013	–	(2,650)
	USD	83,807	INR	5,104,000	10/22/2013	–	(7,559)
	USD	269,031	MYR	833,000	10/31/2013	–	(16,348)
	USD	184,293	INR	11,460,000	11/06/2013	–	(13,743)
	USD	258,764	INR	16,267,000	11/18/2013	–	(17,296)
	USD	187,285	INR	12,181,000	11/29/2013	–	(6,894)
	USD	783,872	MYR	2,432,356	12/17/2013	–	(48,043)
	USD	68,437	MYR	210,000	01/16/2014	–	(5,013)
	USD	196,687	CLP	96,770,000	01/30/2014	–	(11,039)
	USD	432,067	MYR	1,342,000	01/30/2014	–	(27,062)
	USD	302,049	MYR	951,000	02/04/2014	–	(15,123)
	USD	142,276	CLP	70,000,000	02/21/2014	–	(8,353)
	USD	240,795	CLP	118,700,000	02/24/2014	–	(13,783)
	USD	65,097	CLP	32,200,000	02/28/2014	–	(3,545)
	USD	82,732	SGD	106,000	03/19/2014	394	–
	USD	142,770	CLP	70,600,000	03/21/2014	–	(8,104)
	USD	199,253	CLP	98,979,000	04/28/2014	–	(11,144)
	USD	154,494	CLP	79,240,000	06/03/2014	–	(4,418)
	USD	1,003,284	MYR	3,269,000	07/30/2014	–	(25,703)
	USD	1,450,642	SGD	1,831,000	07/31/2014	–	(14,402)
	USD	59,554	MYR	200,000	08/27/2014	182	–

						530,196	(381,974)

Morgan Stanley and Co., Inc.	EUR	146,136	SEK	1,283,353	07/16/2014	–	(1,226)
	EUR	125,666	SEK	1,094,428	07/22/2014	–	(2,459)
	USD	310,271	CLP	152,700,000	01/13/2014	–	(16,702)
	USD	347,163	CLP	171,620,000	02/14/2014	–	(18,534)
	USD	170,648	CLP	84,360,000	02/24/2014	–	(9,311)
	USD	326,291	CLP	161,400,000	02/26/2014	–	(17,693)
	USD	154,141	CLP	76,300,000	03/10/2014	–	(8,448)
	USD	356,414	CLP	174,340,000	04/14/2014	–	(24,637)
	USD	317,145	CLP	156,210,000	04/21/2014	–	(20,070)
	USD	158,012	CLP	77,900,000	05/12/2014	–	(10,163)
	USD	557,856	CLP	280,490,000	05/22/2014	–	(26,014)
	USD	244,507	CLP	130,090,000	07/31/2014	158	–
	USD	1,157,484	SGD	1,467,690	08/01/2014	–	(6,224)
	USD	122,179	CLP	65,020,000	08/20/2014	–	(188)

						158	(161,669)

UBS AG	EUR	214,699	USD	277,778	09/17/2013	–	(5,992)
	EUR	751,794	NOK	5,605,000	11/08/2013	–	(80,205)
	EUR	701,089	USD	897,464	11/20/2013	–	(29,393)
	EUR	195,111	USD	256,136	12/09/2013	–	(1,825)
	EUR	3,447,257	USD	4,514,634	01/13/2014	–	(43,689)
	EUR	664,629	USD	885,399	01/27/2014	6,509	–
	EUR	177,000	USD	240,039	02/03/2014	5,972	–
	EUR	1,629,000	USD	2,205,536	02/10/2014	51,269	–
	EUR	1,210,000	USD	1,622,973	02/13/2014	22,793	–
	EUR	1,333,312	USD	1,781,771	02/26/2014	18,427	–
	EUR	214,699	USD	287,538	02/28/2014	3,590	–
	EUR	1,053,932	SEK	9,282,820	07/16/2014	–	(4,759)
	EUR	685,000	USD	911,667	08/01/2014	5,116	–
	EUR	1,025,174	SEK	9,000,000	08/26/2014	–	(10,890)
	USD	287,375	EUR	214,699	09/17/2013	–	(3,606)

						113,676	(180,359)

Net Unrealized Appreciation/ (Depreciation)						$4,988,926	$(2,657,633)

Currency Legend

CLP—Chilean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Industry Allocation*

Sovereign	24.4%
Medical-Drugs	8.2
Diversified Banking Institutions	7.3
Time Deposits	5.9
Registered Investment Companies	5.1
Oil Companies-Integrated	4.8
Foreign Government Treasuries	2.8
Telecom Services	2.3
Medical-Biomedical/Gene	1.8
Insurance-Multi-line	1.8
Transport-Services	1.7
Auto-Cars/Light Trucks	1.6
Cable/Satellite TV	1.6
Insurance-Life/Health	1.5
Banks-Commercial	1.2
Applications Software	1.2
Retail-Drug Store	1.2
Insurance-Reinsurance	1.2
Central Bank	1.1
Electronic Components-Semiconductors	1.1
Internet Security	1.1
Cellular Telecom	1.0
Photo Equipment & Supplies	1.0
Building Products-Cement	0.9
Networking Products	0.9
Engineering/R&D Services	0.8
Oil Companies-Exploration & Production	0.8
Multimedia	0.7
Retail-Major Department Stores	0.7
Building & Construction Products-Misc.	0.7
Oil-Field Services	0.7
Medical-Generic Drugs	0.7
Steel-Producers	0.7
Semiconductor Equipment	0.7
Chemicals-Diversified	0.7
Medical Instruments	0.7
Retail-Regional Department Stores	0.7
Food-Retail	0.6
Steel-Specialty	0.6
Banks-Fiduciary	0.6
Telephone-Integrated	0.6
Retail-Discount	0.6
Diversified Manufacturing Operations	0.6
Retail-Building Products	0.6
Aerospace/Defense	0.5
Consulting Services	0.5
Beverages-Non-alcoholic	0.5
Import/Export	0.5
Finance-Credit Card	0.5
Security Services	0.5
Rubber-Tires	0.5
Airlines	0.4
Publishing-Books	0.4
Auto/Truck Parts & Equipment-Original	0.3
Containers-Metal/Glass	0.3
Electronic Components-Misc.	0.3
Semiconductor Components-Integrated Circuits	0.3
Computers-Integrated Systems	0.3
Medical Labs & Testing Services	0.3
Diversified Financial Services	0.3
Machinery-General Industrial	0.2
Therapeutics	0.2
Metal-Iron	0.2

102.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
France	$27,256,377	$—	$—	$27,256,377
United Kingdom	42,259,133	—	—	42,259,133
United States	105,914,229	—	—	105,914,229
Other Countries*	115,870,955	—	—	115,870,955
Preferred Securities	2,065,464	—	—	2,065,464
Foreign Government Agencies	—	118,527,992	—	118,527,992
Foreign Government Treasuries	—	1,884,638	—	1,884,638
Short-Term Investment Securities:
Foreign Government Treasuries	—	11,064,378	—	11,064,378
Registered Investment Companies	23,450,213	—	—	23,450,213
Time Deposits	—	27,470,000	—	27,470,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	4,988,926	—	4,988,926

Total	$316,816,371	$163,935,934	$—	$480,752,305

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$2,657,633	$—	$2,657,633

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $151,942,582 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 1.0%
Diversified Financial Services - 1.0%

Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 2.11% due 08/15/2045(1)	$985,798	$113,184
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	349,068	366,884
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	208,383
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)	289,426	289,599
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	324,219

Total Asset Backed Securities (cost $1,305,534)		1,302,269

U.S. CORPORATE BONDS & NOTES - 2.0%
Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	216,866

Banks-Super Regional - 0.2%

Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	237,000	239,721

Cable/Satellite TV - 0.2%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	232,045

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	254,476

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	205,121
Hewlett-Packard Co. Senior Notes 6.13% due 03/01/2014	200,000	204,943

		410,064

Diversified Banking Institutions - 0.4%

Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	168,528
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	223,746
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	209,155

		601,429

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	242,531

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	225,799

Real Estate Investment Trusts - 0.1%

CommonWealth REIT Senior Notes 5.75% due 11/01/2015	200,000	209,228

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	82,786
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,235

		104,021

Total U.S. Corporate Bonds & Notes (cost $2,690,387)		2,736,180

FOREIGN CORPORATE BONDS & NOTES - 10.1%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	257,675

Investment Companies - 9.7%

Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	12,000,000	12,874,800

Multimedia - 0.2%

Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	234,223

Telephone-Integrated - 0.0%

Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	60,000	58,935

Total Foreign Corporate Bonds & Notes (cost $13,271,836)		13,425,633

U.S. GOVERNMENT AGENCIES - 52.7%
Federal Farm Credit Bank - 3.6%

3.35% due 10/21/2025	1,500,000	1,440,289
4.88% due 12/16/2015	2,000,000	2,195,940
4.88% due 01/17/2017	1,000,000	1,120,934

		4,757,163

Federal Home Loan Bank - 1.6%

4.75% due 09/11/2015	1,000,000	1,085,984
4.88% due 11/27/2013	1,000,000	1,011,208

		2,097,192

Federal Home Loan Mtg. Corp. - 16.5%

4.50% due 09/01/2019	141,148	148,869
4.50% due 09/01/2039	1,781,050	1,881,879
4.50% due 11/01/2039	777,631	818,309
4.50% due 02/01/2040	1,136,835	1,197,482

4.50% due 04/01/2040	98,419	103,669
4.50% due 06/01/2040	347,452	365,986
4.50% due 08/01/2040	1,111,989	1,171,309
4.50% due 03/01/2041	3,143,945	3,310,507
4.50% due 04/01/2041	471,729	497,630
4.50% due 06/01/2041	827,553	872,990
4.75% due 11/17/2015	3,000,000	3,277,392
5.00% due 12/14/2018	1,000,000	1,162,713
5.00% due 10/01/2034	57,784	62,059
5.50% due 12/01/2036	54,647	58,841
6.00% due 11/01/2033	120,328	132,926
6.50% due 02/01/2032	82,062	93,014
7.50% due 09/01/2016	5,853	5,874
8.00% due 02/01/2030	3,908	4,113
8.00% due 08/01/2030	588	705
8.00% due 06/01/2031	2,812	3,252
Federal Home Loan Mtg. Corp. FRS 2.74% due 12/01/2035	30,214	32,218
Federal Home Loan Mtg. Corp. REMIC
Series 4186, Class JE
2.00% due 03/15/2033	712,715	668,761
Series 3981, Class PA
3.00% due 04/15/2031	729,368	746,491
Series 4057, Class WY
3.50% due 06/15/2027	1,000,000	980,301
Series 3813, Class D
4.00% due 02/15/2026	1,000,000	1,031,883
Series 3917, Class B
4.50% due 08/15/2026	465,000	498,800
Series 3927, Class AY
4.50% due 09/15/2026	1,494,968	1,609,658
Series 3786, Class PB
4.50% due 07/15/2040	1,000,000	1,081,507
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.32% due 05/15/2042	1,473,107	250,396

		22,069,534

Federal National Mtg. Assoc. - 24.2%

zero coupon due 10/09/2019	1,250,000	1,045,269
4.00% due 09/01/2040	286,582	296,135
4.00% due 10/01/2040	265,601	274,415
4.00% due 12/01/2040	305,599	315,869
4.00% due 01/01/2041	721,462	745,728
4.00% due 02/01/2041	3,577,582	3,697,723
4.00% due 03/01/2041	4,240,329	4,382,854
4.00% due 06/01/2042	2,390,533	2,481,612
5.00% due 02/01/2019	186,742	198,582
5.00% due 12/01/2036	99,660	106,988
5.50% due 12/01/2033	113,084	123,579
5.50% due 10/01/2034	191,001	207,163
6.00% due 06/01/2035	13,418	14,648
6.00% due 08/25/2037 STRIPS	904,893	154,796
6.50% due 02/01/2017	13,733	14,494
6.50% due 07/01/2032	16,778	18,494
7.00% due 09/01/2031	34,962	39,480
11.50% due 09/01/2019	23	24
12.00% due 01/15/2016	20	20
12.50% due 09/20/2015	6	6
13.00% due 11/15/2015	3	3
Federal National Mtg. Assoc. FRS
1.87% due 01/01/2036	19,963	21,093
2.23% due 02/01/2035	10,309	10,833
2.26% due 11/01/2034	34,394	35,728
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO
zero coupon due 05/18/2032	809,263	727,550
Series 2011-126, Class EC
2.00% due 04/25/2040	1,284,015	1,274,248
Series 2013-23, Class KJ
2.25% due 05/25/2042	2,928,102	2,793,409
Series 2012-93, Class ME
2.50% due 01/25/2042	4,711,272	4,654,623
Series 2011-145, Class PB
3.50% due 01/25/2032	2,500,000	2,476,948
Series 2012-50, Class VB
4.00% due 01/25/2029	1,355,000	1,374,970
Series 2012-47, Class VB
4.00% due 04/25/2031	2,000,000	2,025,400
Series 2004-90, Class GC
4.35% due 11/25/2034	1,000,000	1,084,206
Series 2010-117, Class DY
4.50% due 10/25/2025	974,930	1,045,763
Series 2010-34, Class MB
4.50% due 12/25/2040	250,000	267,656
Series 2007-116, Class PB
5.50% due 08/25/2035	232,112	257,564
Federal National Mtg. Assoc. REMIC FRS Series 2010-28, Class SA 6.37% due 10/25/2027	1,218,771	75,532

		32,243,405

Government National Mtg. Assoc. - 6.8%

4.50% due 02/20/2038	1,000,000	1,071,807
4.50% due 03/15/2038	171,702	182,822
4.50% due 03/15/2039	28,300	30,216
4.50% due 05/15/2039	652,253	696,418
4.50% due 06/15/2039	675,043	720,889
4.50% due 07/15/2039	824,058	880,813
4.50% due 09/15/2039	14,928	15,938
4.50% due 12/15/2039	272,275	290,849
4.50% due 04/15/2040	323,248	346,467
4.50% due 06/15/2040	1,113,469	1,188,404
4.50% due 08/15/2040	179,711	192,619
5.00% due 09/15/2035	4,796	5,195
5.00% due 02/15/2036	210,457	227,329
5.00% due 05/15/2036	16,051	17,304
6.00% due 01/15/2032	30,061	33,514
6.50% due 08/15/2031	67,388	77,134
7.50% due 02/15/2029	6,880	7,273
7.50% due 07/15/2030	456	519
7.50% due 01/15/2031	6,457	7,342
7.50% due 02/15/2031	1,633	1,650

Government National Mtg. Assoc. REMIC
Series 2004-18, Class Z
4.50% due 03/16/2034	763,235	823,129
Series 2005-21, Class Z
5.00% due 03/20/2035	1,065,329	1,189,511
Series 2009-91, Class PR
5.00% due 09/20/2038	1,000,000	1,094,117

		9,101,259

Total U.S. Government Agencies (cost $69,762,443)		70,268,553

U.S. GOVERNMENT TREASURIES - 29.0%
United States Treasury Bonds - 9.6%

zero coupon due 08/15/2024 STRIPS	2,040,000	1,452,943
2.00% due 01/15/2026 TIPS(2)	2,329,252	2,637,697
3.75% due 08/15/2041	6,000,000	6,112,500
3.88% due 08/15/2040	2,500,000	2,609,375

		12,812,515

United States Treasury Notes - 19.4%

0.63% due 05/31/2017	1,000,000	980,938
1.75% due 05/15/2023	16,000,000	14,632,496
2.00% due 02/15/2022	5,000,000	4,792,970
2.63% due 08/15/2020	3,250,000	3,345,722
4.00% due 02/15/2015	1,000,000	1,053,828
4.25% due 08/15/2015	1,000,000	1,074,727

		25,880,681

Total U.S. Government Treasuries (cost $39,914,761)		38,693,196

Total Long-Term Investment Securities (cost $126,944,961)		126,425,831

REPURCHASE AGREEMENT - 6.4%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/31/2013, to be repurchased 09/03/2013 in the amount of $8,495,000 and collateralized by $9,680,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $8,666,088 (cost $8,495,000)	8,495,000	8,495,000

TOTAL INVESTMENTS (cost $135,439,961) (3)	101.2%	134,920,831
Liabilities in excess of other assets	(1.2)	(1,571,114)

NET ASSETS	100.0%	$133,349,717

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $14,321,560 representing 10.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Principal amount of security is adjusted for inflation.
(3)	See Note 5 for cost of investments on a tax basis.

REMIC  - Real Estate Mortgage Investment Conduit

STRIPS  - Separate Trading of Registered Interest and Principal Securities

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities:
Diversified Financial Services	$—	$1,302,269	$—	$1,302,269
U.S. Corporate Bonds & Notes	—	2,736,180	—	2,736,180
Foreign Corporate Bonds & Notes:
Investment Companies	—	12,874,800	—	12,874,800
Other Industries*	—	550,833	—	550,833
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	22,069,534	—	22,069,534
Federal National Mtg. Assoc.	—	32,243,405	—	32,243,405
Government National Mtg. Assoc.	—	9,101,259	—	9,101,259
Other U.S. Government Agencies*	—	6,854,355	—	6,854,355
U.S. Government Treasuries:
United States Treasury Bonds	—	12,812,515	—	12,812,515
United States Treasury Notes	—	25,880,681	—	25,880,681
Repurchase Agreements	—	8,495,000	—	8,495,000

Total	$—	$134,920,831	$—	$134,920,831

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.1%
Aerospace/Defense - 1.3%

Boeing Co.	103,709	$10,777,439
Rockwell Collins, Inc.#	878	62,136

		10,839,575

Aerospace/Defense-Equipment - 1.0%

B/E Aerospace, Inc.†	16,040	1,093,768
United Technologies Corp.	74,651	7,472,565

		8,566,333

Agricultural Chemicals - 1.6%

Monsanto Co.	128,881	12,616,161
Syngenta AG	1,988	779,432

		13,395,593

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	37,083	1,305,692

Airlines - 0.4%

Alaska Air Group, Inc.	26,931	1,524,833
Allegiant Travel Co.	9,873	933,097
Delta Air Lines, Inc.	45,032	888,482

		3,346,412

Apparel Manufacturers - 0.6%

Hanesbrands, Inc.	28,034	1,667,462
Michael Kors Holdings, Ltd.†	17,543	1,299,761
Prada SpA	64,300	631,437
Ralph Lauren Corp.	8,736	1,445,022

		5,043,682

Applications Software - 2.6%

Intuit, Inc.	28,562	1,814,544
Microsoft Corp.	520,363	17,380,124
NetSuite, Inc.†#	21,748	2,162,404

		21,357,072

Auto-Cars/Light Trucks - 0.7%

Tata Motors, Ltd. ADR	26,360	588,355
Tesla Motors, Inc.†#	18,039	3,048,591
Toyota Motor Corp.	29,700	1,796,792

		5,433,738

Auto/Truck Parts & Equipment-Original - 0.2%

BorgWarner, Inc.#	11,223	1,083,917
WABCO Holdings, Inc.†	7,740	603,643

		1,687,560

Banks-Commercial - 0.7%

Bank Mandiri Persero Tbk PT	383,215	249,160
BOC Hong Kong Holdings, Ltd.	71,500	225,441
CIT Group, Inc.†	34,701	1,661,137
Credicorp, Ltd.	4,967	602,199
Erste Group Bank AG	24,674	790,965
Hang Seng Bank, Ltd.	43,500	676,528
Sberbank of Russia ADR#	36,211	381,664
Standard Chartered PLC	47,355	1,057,493

		5,644,587

Banks-Fiduciary - 0.5%

State Street Corp.	59,812	3,990,657

Banks-Super Regional - 0.5%

SunTrust Banks, Inc.	131,554	4,212,359

Beverages-Non-alcoholic - 3.4%

Coca-Cola Co.	335,846	12,822,600
PepsiCo, Inc.	183,680	14,644,807

		27,467,407

Beverages-Wine/Spirits - 0.4%

Beam, Inc.	30,121	1,887,080
Brown-Forman Corp., Class B	21,529	1,442,228

		3,329,308

Broadcast Services/Program - 0.9%

Discovery Communications, Inc., Class C†	44,120	3,140,020
Scripps Networks Interactive, Inc., Class A#	54,488	4,006,503

		7,146,523

Building & Construction Products-Misc. - 0.1%

Fortune Brands Home & Security, Inc.#	17,732	653,247

Building Products-Air & Heating - 0.1%

Daikin Industries, Ltd.	17,700	854,489

Building-Residential/Commercial - 0.1%

PulteGroup, Inc.	43,918	675,898

Cable/Satellite TV - 2.2%

Comcast Corp., Class A	351,053	14,775,821
DIRECTV†	2,670	155,341
Liberty Global PLC, Class A†	17,857	1,387,132
Time Warner Cable, Inc.	12,793	1,373,328

		17,691,622

Casino Hotels - 0.8%

Las Vegas Sands Corp.	100,534	5,665,091
Sands China, Ltd.	202,000	1,160,508

		6,825,599

Casino Services - 0.4%

Bally Technologies, Inc.†#	19,041	1,373,427
International Game Technology	79,449	1,500,792

		2,874,219

Chemicals-Diversified - 1.4%

Dow Chemical Co.	41,075	1,536,205
Johnson Matthey PLC	17,220	758,145
Koninklijke DSM NV	5,760	424,865
LyondellBasell Industries NV, Class A	102,706	7,204,826
PPG Industries, Inc.	11,346	1,772,358

		11,696,399

Chemicals-Specialty - 0.3%

NewMarket Corp.#	4,947	1,356,368
W.R. Grace & Co.†	10,882	874,369

		2,230,737

Coffee - 0.1%

Green Mountain Coffee Roasters, Inc.†#	9,201	794,138

Commercial Services - 0.1%

Medifast, Inc.†#	17,443	433,633

Commercial Services-Finance - 1.9%

Alliance Data Systems Corp.†#	5,299	1,037,014
Mastercard, Inc., Class A	21,460	13,006,477
Moody’s Corp.	26,890	1,709,128

		15,752,619

Computer Services - 1.4%
Accenture PLC, Class A	31,719	2,291,698

Cognizant Technology Solutions Corp., Class A†	3,260	238,958
International Business Machines Corp.	46,834	8,536,433

		11,067,089

Computers - 4.2%

Apple, Inc.	71,038	34,599,058

Computers-Integrated Systems - 0.3%

Riverbed Technology, Inc.†#	99,439	1,535,338
Teradata Corp.†	16,447	963,136

		2,498,474

Computers-Memory Devices - 2.0%

EMC Corp.	193,273	4,982,578
NetApp, Inc.#	159,998	6,646,317
SanDisk Corp.	11,979	661,001
Seagate Technology PLC	103,275	3,957,498

		16,247,394

Consulting Services - 0.1%

Verisk Analytics, Inc., Class A†	8,979	558,314

Consumer Products-Misc. - 0.1%

Clorox Co.#	1,105	91,384
Kimberly-Clark Corp.	6,746	630,616

		722,000

Containers-Metal/Glass - 0.1%

Owens-Illinois, Inc.†	37,549	1,066,016

Containers-Paper/Plastic - 0.2%

Packaging Corp. of America	29,743	1,577,569

Cosmetics & Toiletries - 1.2%

Avon Products, Inc.	42,312	836,508
Colgate-Palmolive Co.	20,512	1,184,978
Estee Lauder Cos., Inc., Class A	59,835	3,910,816
Procter & Gamble Co.	38,374	2,988,951
Unicharm Corp.	13,700	711,616

		9,632,869

Data Processing/Management - 0.3%

CommVault Systems, Inc.†	26,572	2,227,531

Decision Support Software - 0.2%

MSCI, Inc.†	40,829	1,531,496

Dental Supplies & Equipment - 0.2%

DENTSPLY International, Inc.#	36,042	1,513,404

Diagnostic Kits - 0.2%

IDEXX Laboratories, Inc.†#	17,648	1,655,735

Diversified Banking Institutions - 0.2%

Lloyds Banking Group PLC†	1,340,372	1,506,991

Diversified Manufacturing Operations - 1.7%

3M Co.	781	88,706
Carlisle Cos., Inc.	4,980	331,668
Crane Co.	13,829	793,923
Danaher Corp.	93,250	6,109,740
Ingersoll-Rand PLC	16,520	976,993
Parker Hannifin Corp.	40,724	4,070,364
Textron, Inc.	62,323	1,678,981

		14,050,375

E-Commerce/Products - 1.0%

Amazon.com, Inc.†	20,392	5,729,744
eBay, Inc.†	25,898	1,294,641
Rakuten, Inc.	119,458	1,473,378

		8,497,763

E-Commerce/Services - 0.4%

Ctrip.com International, Ltd. ADR†	12,510	575,710
Expedia, Inc.#	6,659	311,375
priceline.com, Inc.†	2,260	2,121,078

		3,008,163

Electric Products-Misc. - 0.3%

Emerson Electric Co.	35,872	2,165,593

Electric-Integrated - 0.2%

DTE Energy Co.	30,684	2,051,839

Electronic Components-Semiconductors - 1.3%

Altera Corp.	125,257	4,405,289
Broadcom Corp., Class A	44,897	1,134,098
Freescale Semiconductor, Ltd.†#	115,849	1,658,957
Skyworks Solutions, Inc.†#	38,713	981,762
Texas Instruments, Inc.	59,639	2,278,210

		10,458,316

Electronic Design Automation - 0.3%

Cadence Design Systems, Inc.†#	201,628	2,715,929

Electronic Measurement Instruments - 0.3%

Keyence Corp.	2,200	728,217
Trimble Navigation, Ltd.†	78,671	1,986,443

		2,714,660

Electronic Security Devices - 0.4%

Tyco International, Ltd.	87,723	2,898,368

Engineering/R&D Services - 0.1%

AECOM Technology Corp.†	14,675	427,483

Enterprise Software/Service - 1.6%

Oracle Corp.	421,130	13,417,202

Entertainment Software - 0.6%

Electronic Arts, Inc.†	177,665	4,732,996

Finance-Consumer Loans - 0.3%

Ocwen Financial Corp.†	33,706	1,700,131
World Acceptance Corp.†#	6,497	556,598

		2,256,729

Finance-Credit Card - 0.3%

American Express Co.	11,807	849,041
Visa, Inc., Class A	10,026	1,748,735

		2,597,776

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	48,400	1,010,592

Finance-Leasing Companies - 0.1%

ORIX Corp.	73,700	1,016,345

Finance-Other Services - 0.1%

IntercontinentalExchange, Inc.†#	5,963	1,071,849

Firearms & Ammunition - 0.1%

Sturm Ruger & Co., Inc.#	12,325	645,460

Food-Catering - 0.1%

Compass Group PLC	78,154	1,036,747

Food-Confectionery - 0.4%

Hershey Co.#	26,686	2,453,778
J.M. Smucker Co.	8,236	874,169

		3,327,947

Food-Misc./Diversified - 0.7%

General Mills, Inc.	37,641	1,856,454
Mondelez International, Inc., Class A	38,656	1,185,580
Pinnacle Foods, Inc.#	31,735	860,018
Unilever NV CVA	42,962	1,613,992

		5,516,044

Food-Retail - 1.1%

Carrefour SA	35,820	1,121,284
Kroger Co.	46,880	1,715,808
Magnit OJSC GDR	12,240	679,320
Safeway, Inc.#	54,748	1,417,973
Whole Foods Market, Inc.	76,468	4,033,687

		8,968,072

Gas-Distribution - 0.1%

ENN Energy Holdings, Ltd.#	130,000	648,789

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	83,543	3,340,885
Whitbread PLC	16,220	774,193

		4,115,078

Human Resources - 0.3%

Adecco SA†	13,642	859,177
Capita PLC	68,266	1,008,725
Kforce, Inc.#	31,750	516,573

		2,384,475

Industrial Automated/Robotic - 0.8%

Rockwell Automation, Inc.	68,842	6,693,508

Instruments-Controls - 1.4%

Honeywell International, Inc.	146,500	11,657,005

Instruments-Scientific - 0.3%

Waters Corp.†	22,938	2,267,421

Insurance-Multi-line - 0.5%

MetLife, Inc.	85,211	3,935,896

Insurance-Property/Casualty - 0.5%

Amtrust Financial Services, Inc.#(2)	35,164	1,256,047
HCI Group, Inc.#	40,802	1,422,766
Travelers Cos., Inc.	10,145	810,585
Universal Insurance Holdings, Inc.#	46,102	340,233

		3,829,631

Insurance-Reinsurance - 0.2%

Berkshire Hathaway, Inc., Class B†	11,230	1,249,001

Internet Application Software - 0.3%

Splunk, Inc.†	39,751	2,194,653

Internet Content-Entertainment - 0.9%

Facebook, Inc., Class A†	182,241	7,522,908

Internet Content-Information/News - 0.8%

LinkedIn Corp., Class A†	27,659	6,639,266

Internet Incubators - 0.1%

HomeAway, Inc.†#	27,187	857,478

Internet Infrastructure Software - 0.5%

F5 Networks, Inc.†	53,085	4,426,227

Investment Management/Advisor Services - 0.9%

Franklin Resources, Inc.	116,928	5,397,396
T. Rowe Price Group, Inc.	22,361	1,568,401

		6,965,797

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	26,366	1,648,666

Machinery-Farming - 0.1%

Lindsay Corp.#	5,722	434,986

Medical Information Systems - 0.1%

Cerner Corp.†	20,696	953,258

Medical Instruments - 0.5%

Intuitive Surgical, Inc.†	7,826	3,024,905
St Jude Medical, Inc.	28,955	1,459,622

		4,484,527

Medical Products - 0.5%

Becton Dickinson and Co.#	18,057	1,758,391
CareFusion Corp.†	36,025	1,291,496
Zimmer Holdings, Inc.	8,221	650,199

		3,700,086

Medical-Biomedical/Gene - 5.0%

Alexion Pharmaceuticals, Inc.†	41,223	4,442,190
Amgen, Inc.	102,021	11,114,168
Biogen Idec, Inc.†	11,390	2,426,298
Celgene Corp.†	40,206	5,628,036
CSL, Ltd.	9,237	558,973
Cubist Pharmaceuticals, Inc.†	10,885	689,673
Gilead Sciences, Inc.†	173,526	10,458,412
Regeneron Pharmaceuticals, Inc.†	15,703	3,804,994
United Therapeutics Corp.†#	16,248	1,152,146
Vertex Pharmaceuticals, Inc.†	3,574	268,586

		40,543,476

Medical-Drugs - 4.7%

AbbVie, Inc.	198,471	8,456,849
Allergan, Inc.	64,616	5,710,762
Bristol-Myers Squibb Co.	233,154	9,720,190
Eli Lilly & Co.	74,963	3,853,098
Grifols SA	21,400	859,530
Johnson & Johnson	21,689	1,874,147
Novo Nordisk A/S, Class B	6,124	1,023,153
Roche Holding AG	6,011	1,499,439
Salix Pharmaceuticals, Ltd.†	16,467	1,102,301
Sanofi	8,227	790,374
Zoetis, Inc.	124,659	3,633,810

		38,523,653

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.	14,032	798,701
Cardinal Health, Inc.	67,142	3,375,900

		4,174,601

Metal Processors & Fabrication - 1.0%

Precision Castparts Corp.	33,300	7,034,292
SKF AB, Class B	46,144	1,221,947

		8,256,239

Metal-Diversified - 0.1%

Rio Tinto PLC	14,552	656,918

Motion Pictures & Services - 0.0%

Lions Gate Entertainment Corp.†#	3,727	130,482

Motorcycle/Motor Scooter - 0.8%

Harley-Davidson, Inc.	108,034	6,479,879

Multimedia - 0.9%

Viacom, Inc., Class B	94,578	7,524,626

Networking Products - 0.5%

Cisco Systems, Inc.	166,694	3,885,637

Oil Companies-Exploration & Production - 2.4%

Anadarko Petroleum Corp.	11,586	1,059,192
BG Group PLC	95,531	1,816,505
Continental Resources, Inc.†#	11,417	1,053,332
EOG Resources, Inc.	41,114	6,456,954
EQT Corp.	11,690	1,002,067
Noble Energy, Inc.	73,612	4,521,985
Occidental Petroleum Corp.	45,976	4,055,543

		19,965,578

Oil Field Machinery & Equipment - 0.3%

Cameron International Corp.†	50,251	2,853,754

Oil Refining & Marketing - 0.3%

CVR Energy, Inc.#	27,456	1,175,666
Western Refining, Inc.#	41,806	1,226,170

		2,401,836

Oil-Field Services - 2.5%

Core Laboratories NV	11,152	1,689,640
Halliburton Co.#	15,380	738,240
Oceaneering International, Inc.	79,142	6,139,836
Schlumberger, Ltd.	149,212	12,077,219

		20,644,935

Paper & Related Products - 0.2%

Svenska Cellulosa AB SCA, Class B	40,262	983,563
Xerium Technologies, Inc.†	26,956	291,125

		1,274,688

Pharmacy Services - 0.8%

Express Scripts Holding Co.†	102,287	6,534,094

Poultry - 0.1%

Pilgrim’s Pride Corp.†	25,314	388,064
Sanderson Farms, Inc.#	9,415	616,494

		1,004,558

Real Estate Investment Trusts - 0.3%

American Campus Communities, Inc.	39,362	1,311,148
American Tower Corp.	17,394	1,208,709

		2,519,857

Real Estate Management/Services - 0.6%

BR Malls Participacoes SA	46,800	355,028
CBRE Group, Inc., Class A†	130,981	2,864,555
Realogy Holdings Corp.†	32,742	1,385,969

		4,605,552

Recreational Vehicles - 0.0%

Polaris Industries, Inc.#	800	87,368

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†#	16,912	926,270

Respiratory Products - 0.2%

ResMed, Inc.#	34,158	1,613,624

Retail-Apparel/Shoe - 2.0%

Abercrombie & Fitch Co., Class A#	11,794	416,446
American Eagle Outfitters, Inc.	1,804	26,104
Buckle, Inc.#	1,297	67,159
Chico’s FAS, Inc.	87,082	1,358,479
Coach, Inc.#	71,000	3,749,510
Foot Locker, Inc.	48,771	1,570,426
Gap, Inc.	44,049	1,781,342
PVH Corp.	32,718	4,212,442
Urban Outfitters, Inc.†	68,973	2,892,038

		16,073,946

Retail-Building Products - 2.6%

Home Depot, Inc.	191,675	14,277,871
Lowe’s Cos., Inc.	155,767	7,137,244

		21,415,115

Retail-Consumer Electronics - 0.4%

Best Buy Co., Inc.	89,265	3,213,540

Retail-Discount - 2.1%

Costco Wholesale Corp.#	60,154	6,729,428
Target Corp.	97,204	6,153,985
Wal-Mart Stores, Inc.	54,619	3,986,095

		16,869,508

Retail-Drug Store - 0.2%

CVS Caremark Corp.	5,755	334,078
Rite Aid Corp.†	299,035	1,034,661

		1,368,739

Retail-Gardening Products - 0.2%

Tractor Supply Co.#	12,182	1,490,711

Retail-Jewelry - 0.1%

Pandora A/S	20,910	752,786

Retail-Pet Food & Supplies - 0.2%

PetSmart, Inc.	21,993	1,548,967

Retail-Regional Department Stores - 0.2%

Dillard’s, Inc., Class A	10,905	831,615
Macy’s, Inc.	27,418	1,218,182

		2,049,797

Retail-Restaurants - 0.8%

Cracker Barrel Old Country Store, Inc.	2,647	260,518
Domino’s Pizza, Inc.	14,009	860,713
McDonald’s Corp.	6,868	648,064
Starbucks Corp.	72,840	5,136,677

		6,905,972

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.#	1,464	24,493

Retail-Vitamins & Nutrition Supplements - 0.5%

GNC Holdings, Inc., Class A	80,759	4,108,210

Semiconductor Components-Integrated Circuits - 2.6%

Analog Devices, Inc.	28,811	1,333,373
Linear Technology Corp.#	125,188	4,798,456

QUALCOMM, Inc.	233,597	15,482,809

		21,614,638

Semiconductor Equipment - 0.2%

ASML Holding NV (NY Registered Shares)	8,540	743,492
ASML Holding NV (Amsterdam)	9,678	848,167

		1,591,659

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†#	141,361	2,815,911

Telecom Services - 0.1%

NeuStar, Inc., Class A†	16,108	814,098

Telephone-Integrated - 0.3%

Atlantic Tele-Network, Inc.	3,934	185,842
Verizon Communications, Inc.	44,985	2,131,389

		2,317,231

Television - 0.7%

CBS Corp., Class B	107,024	5,468,926

Textile-Home Furnishings - 0.6%

Mohawk Industries, Inc.†	38,567	4,531,237

Tobacco - 1.7%

Philip Morris International, Inc.	162,608	13,568,011

Tools-Hand Held - 0.1%

Snap-on, Inc.	5,943	556,265

Toys - 0.3%

Hasbro, Inc.#	31,029	1,414,302
Mattel, Inc.	34,867	1,412,113

		2,826,415

Transport-Rail - 1.5%

Canadian Pacific Railway, Ltd.	8,652	1,017,491
Union Pacific Corp.	73,427	11,273,982

		12,291,473

Transport-Services - 0.9%

FedEx Corp.	9,133	980,519
United Parcel Service, Inc., Class B	77,592	6,640,323

		7,620,842

Vitamins & Nutrition Products - 0.6%

Mead Johnson Nutrition Co.	50,407	3,782,037
USANA Health Sciences, Inc.†#	16,764	1,273,226

		5,055,263

Web Hosting/Design - 0.2%

Equinix, Inc.†#	8,200	1,424,668

Web Portals/ISP - 3.2%

Google, Inc., Class A†	29,838	25,269,802
Yahoo Japan Corp.	1,220	605,123

		25,874,925

Total Long-Term Investment Securities
(cost $681,152,035)		799,648,913

SHORT-TERM INVESTMENT SECURITIES - 7.7%
Registered Investment Companies - 5.9%

State Street Navigator Securities Lending Prime Portfolio(1)	48,043,574	48,043,574

Time Deposits - 1.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013	$14,968,000	14,968,000

Total Short-Term Investment Securities
(cost $63,011,574)		63,011,574

TOTAL INVESTMENTS
(cost $744,163,609)(3)	105.8%	862,660,487
Liabilities in excess of other assets	(5.8)	(47,458,870)

NET ASSETS	100.0%	$815,201,617

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2013, the Fund had loaned securities with a total value of $49,798,015. This was secured by collateral of $48,043,574, which was received in cash and subsequently invested in short-term investments currently value at $48,043,574 as reported in the portfolio of investments. The remaining collateral of $3,306,718 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	01/25/2032 to 05/25/2042	$3,118,610
United States Treasury Notes/Bonds	0.13% to 7.50%	11/15/2014 to 11/15/2042	188,108

(2)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $ 1,256,047 representing 0.2% of net assets.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Medical-Biomedical/Gene	$40,543,476	$—	$—	$40,543,476
Other Industries*	759,105,437	—	—	759,105,437
Short-Term Investment Securities:
Registered Investment Companies	48,043,574	—	—	48,043,574
Time Deposits	—	14,968,000	—	14,968,000

Total	$847,692,487	$14,968,000	$—	$862,660,487

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $29,859,519 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.1%
Aerospace/Defense - 1.9%

Boeing Co.	17,476	$1,816,106

Aerospace/Defense-Equipment - 1.9%

United Technologies Corp.#	17,841	1,785,884

Apparel Manufacturers - 1.3%

Michael Kors Holdings, Ltd.†#	17,314	1,282,794

Applications Software - 3.3%

Microsoft Corp.	41,776	1,395,318
Red Hat, Inc.†#	15,535	784,828
Salesforce.com, Inc.†#	12,571	617,613
ServiceNow, Inc.†#	7,403	347,053

		3,144,812

Athletic Footwear - 1.2%

NIKE, Inc., Class B#	17,596	1,105,381

Auto-Cars/Light Trucks - 0.5%

General Motors Co.†	14,799	504,350

Auto/Truck Parts & Equipment-Original - 0.5%

Delphi Automotive PLC	9,237	508,220

Banks-Super Regional - 4.4%

Capital One Financial Corp.	11,103	716,698
US Bancorp	45,200	1,633,076
Wells Fargo & Co.	44,573	1,831,059

		4,180,833

Beverages-Non-alcoholic - 1.1%

PepsiCo, Inc.	13,700	1,092,301

Cable/Satellite TV - 2.2%

Comcast Corp., Class A#	49,782	2,095,324

Casino Hotels - 0.7%

Las Vegas Sands Corp.	11,670	657,605

Cellular Telecom - 1.3%

Sprint Corp.†#	108,358	727,082
Vodafone Group PLC ADR	17,007	550,177

		1,277,259

Chemicals-Diversified - 1.1%

LyondellBasell Industries NV, Class A	15,205	1,066,631

Chemicals-Specialty - 0.4%

Albemarle Corp.#	6,079	379,147

Commercial Services - 0.7%

CoStar Group, Inc.†#	4,462	662,652

Commercial Services-Finance - 1.4%

Alliance Data Systems Corp.†#	4,102	802,762
Mastercard, Inc., Class A	929	563,048

		1,365,810

Computers - 2.9%

Apple, Inc.	5,610	2,732,350

Computers-Memory Devices - 0.9%

EMC Corp.	33,379	860,511

Consulting Services - 0.5%

Verisk Analytics, Inc., Class A†	8,331	518,022

Containers-Metal/Glass - 0.2%

Owens-Illinois, Inc.†	8,404	238,590

Cosmetics & Toiletries - 2.2%

Estee Lauder Cos., Inc., Class A	9,633	629,613
Procter & Gamble Co.	18,879	1,470,485

		2,100,098

Data Processing/Management - 0.3%

CommVault Systems, Inc.†	2,956	247,801

Diversified Banking Institutions - 7.0%

Bank of America Corp.	126,668	1,788,552
Citigroup, Inc.	37,869	1,830,209
Goldman Sachs Group, Inc.	7,753	1,179,464
JPMorgan Chase & Co.	36,951	1,867,134

		6,665,359

Diversified Manufacturing Operations - 1.9%

General Electric Co.	49,235	1,139,298
Pentair, Ltd.	10,772	647,505

		1,786,803

E-Commerce/Products - 0.5%

Amazon.com, Inc.†	1,609	452,097

E-Commerce/Services - 1.3%

priceline.com, Inc.†	1,313	1,232,290

Electronic Components-Semiconductors - 3.1%

Altera Corp.	53,488	1,881,173
Freescale Semiconductor, Ltd.†#	21,327	305,403
Intel Corp.#	34,049	748,397

		2,934,973

Electronic Forms - 0.7%

Adobe Systems, Inc.†#	14,915	682,361

Engines-Internal Combustion - 0.4%

Cummins, Inc.	3,051	375,883

Enterprise Software/Service - 0.7%

QLIK Technologies, Inc.†	9,017	295,668
Workday, Inc., Class A†#	4,755	344,880

		640,548

Finance-Credit Card - 0.9%

Visa, Inc., Class A#	5,113	891,809

Food-Retail - 0.6%

Whole Foods Market, Inc.	10,757	567,432

Instruments-Controls - 2.1%

Honeywell International, Inc.	25,562	2,033,968

Insurance-Property/Casualty - 1.9%

Travelers Cos., Inc.	22,800	1,821,720

Internet Application Software - 0.6%

Splunk, Inc.†#	9,635	531,948

Internet Content-Entertainment - 1.1%

Facebook, Inc., Class A†	24,498	1,011,277

Internet Content-Information/News - 0.9%

LinkedIn Corp., Class A†	3,729	895,109

Medical-Biomedical/Gene - 3.3%

Celgene Corp.†	4,892	684,782
Gilead Sciences, Inc.†#	25,145	1,515,489
Illumina, Inc.†#	12,703	988,802

		3,189,073

Medical-Drugs - 5.9%

Allergan, Inc.	8,856	782,693
Bristol-Myers Squibb Co.	11,491	479,060
Johnson & Johnson	11,386	983,864

Merck & Co., Inc.	38,505	1,820,902
Pfizer, Inc.	57,029	1,608,788

		5,675,307

Medical-HMO - 2.7%

UnitedHealth Group, Inc.	35,596	2,553,657

Metal-Copper - 0.8%

Freeport-McMoRan Copper & Gold, Inc.	24,197	731,233

Multimedia - 1.7%

Time Warner, Inc.	6,156	372,623
Viacom, Inc., Class B	16,079	1,279,245

		1,651,868

Networking Products - 2.3%

Cisco Systems, Inc.	92,375	2,153,261

Oil Companies-Exploration & Production - 4.0%

Anadarko Petroleum Corp.	16,066	1,468,754
Apache Corp.	3,183	272,720
Cobalt International Energy, Inc.†	22,931	559,516
Devon Energy Corp.	15,501	884,952
Occidental Petroleum Corp.	6,763	596,564

		3,782,506

Oil Companies-Integrated - 2.8%

Chevron Corp.	9,577	1,153,358
Exxon Mobil Corp.	11,575	1,008,877
Marathon Oil Corp.	14,836	510,804

		2,673,039

Oil Field Machinery & Equipment - 1.6%

National Oilwell Varco, Inc.	20,508	1,523,744

Oil-Field Services - 2.7%

Halliburton Co.	43,286	2,077,728
Schlumberger, Ltd.	6,677	540,436

		2,618,164

Pharmacy Services - 0.7%

Express Scripts Holding Co.†	10,711	684,219

Private Equity - 0.9%

Blackstone Group LP	22,691	495,571
KKR & Co. LP	20,280	387,551

		883,122

Rental Auto/Equipment - 0.8%

United Rentals, Inc.†#	13,830	757,469

Retail-Apparel/Shoe - 0.8%

Ross Stores, Inc.	3,877	260,767
Urban Outfitters, Inc.†	11,917	499,680

		760,447

Retail-Building Products - 1.3%

Home Depot, Inc.	16,615	1,237,651

Retail-Major Department Stores - 0.5%

TJX Cos., Inc.	9,473	499,417

Retail-Regional Department Stores - 0.7%

Macy’s, Inc.	14,597	648,545

Retail-Restaurants - 2.2%

Starbucks Corp.	30,107	2,123,146

Semiconductor Components-Integrated Circuits - 0.3%

Analog Devices, Inc.#	7,026	325,163

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†#	16,949	337,624

Telephone-Integrated - 0.9%

AT&T, Inc.#	25,530	863,680

Television - 0.3%

CBS Corp., Class B	4,944	252,638

Therapeutics - 0.4%

Onyx Pharmaceuticals, Inc.†	3,392	419,183

Tobacco - 0.8%

Altria Group, Inc.#	22,540	763,655

Transport-Services - 1.9%

FedEx Corp.#	17,260	1,853,034

Web Portals/ISP - 1.7%

Google, Inc., Class A†	1,913	1,620,120

Total Long-Term Investment Securities
(cost $88,924,629)		92,727,023

SHORT-TERM INVESTMENT SECURITIES - 5.1%
Registered Investment Companies - 5.1%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $4,833,879)	4,833,879	4,833,879

REPURCHASE AGREEMENT - 3.1%

State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $3,009,000)	$3,009,000	3,009,000

TOTAL INVESTMENTS
(cost $96,767,508) (3)	105.2%	100,569,902
Liabilities in excess of other assets	(5.2)	(4,980,246)

NET ASSETS	100.0%	$95,589,656

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At August 31, 2013, the Fund had loaned securities with a total value of $4,716,318. This was secured by collateral of $4,833,879 which was received in cash and subsequently invested in short-term investments currently valued at $4,833,879 as reported in the portfolio of investments. Additional collateral of $24 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
United States Treasury Notes/Bonds	3.00% to 4.00%	01/25/2032 to 05/25/2042	$24

(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$6,665,359	$—	$—	$6,665,359
Medical-Drugs	5,675,307	—	—	5,675,307
Other Industries*	80,386,357	—	—	80,386,357
Short-Term Investment Securities:
Registered Investment Companies	4,833,879	—	—	4,833,879
Repurchase Agreement	—	3,009,000	—	3,009,000

Total	$97,560,902	$3,009,000	$—	$100,569,902

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.5%
Agricultural Chemicals - 0.2%

Monsanto Co.	9,300	$910,377

Commercial Services - 0.6%

HMS Holdings Corp.†	115,700	2,891,343

Consulting Services - 1.0%

Advisory Board Co.†	59,600	3,264,292
MAXIMUS, Inc.	32,800	1,230,328

		4,494,620

Dental Supplies & Equipment - 0.8%

DENTSPLY International, Inc.	86,400	3,627,936

Diagnostic Equipment - 0.2%

GenMark Diagnostics, Inc.†	93,500	1,075,250

Diagnostic Kits - 0.9%

IDEXX Laboratories, Inc.†	36,900	3,461,958
Meridian Bioscience, Inc.	16,800	377,832

		3,839,790

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	3,200	344,032

Disposable Medical Products - 0.2%

Shandong Weigao Group Medical Polymer Co., Ltd.	920,000	869,643
Utah Medical Products, Inc.	1,000	50,500

		920,143

Distribution/Wholesale - 0.4%

MWI Veterinary Supply, Inc.†	11,000	1,672,880

Drug Delivery Systems - 0.2%

AP Pharma, Inc.†(1)(3)(4)	685,400	282,728
Depomed, Inc.†	32,600	233,742
Nektar Therapeutics†	24,800	302,064

		818,534

Electronic Measurement Instruments - 1.5%
Agilent Technologies, Inc.	146,300	6,823,432

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†	7,300	821,688

Heart Monitors - 0.3%

HeartWare International, Inc.†	15,025	1,180,965

Instruments-Controls - 0.2%

Mettler-Toledo International, Inc.†	4,900	1,079,127

Instruments-Scientific - 1.8%

FEI Co.	39,600	3,099,888
Thermo Fisher Scientific, Inc.	58,500	5,196,555

		8,296,443

Insurance Brokers - 0.1%

eHealth, Inc.†	19,000	525,730

Insurance-Life/Health - 0.1%

Odontoprev SA	86,200	318,289

Medical Information Systems - 1.0%

athenahealth, Inc.†	28,300	2,985,367
Cerner Corp.†	28,200	1,298,892

		4,284,259

Medical Instruments - 2.3%

ArthroCare Corp.†	28,887	914,852
Boston Scientific Corp.†	163,200	1,726,656
Bruker Corp.†	79,800	1,599,192
Edwards Lifesciences Corp.†	24,500	1,724,310
Intuitive Surgical, Inc.†	6,560	2,535,571
Urologix, Inc.†	55,800	17,298
Volcano Corp.†	83,000	1,777,860

		10,295,739

Medical Labs & Testing Services - 1.8%

Covance, Inc.†	37,700	3,055,208
Diagnosticos da America SA	38,100	177,090
Laboratory Corp. of America Holdings†	39,100	3,742,652
Quest Diagnostics, Inc.	19,400	1,137,228

		8,112,178

Medical Laser Systems - 0.1%

Cynosure, Inc., Class A†	16,600	380,970
LCA-Vision, Inc.†	70,700	263,004

		643,974

Medical Products - 5.9%

Baxter International, Inc.	9,544	663,881
Becton Dickinson and Co.	26,600	2,590,308
China Medical System Holdings, Ltd.	1,940,500	1,616,572
Cooper Cos., Inc.	27,400	3,578,714
Covidien PLC	76,100	4,520,340
EnteroMedics, Inc.†	105,150	107,253
Fresenius SE & Co. KGaA	8,843	1,064,016
Henry Schein, Inc.†	42,600	4,304,730
Hospira, Inc.†	11,800	460,554
NanoString Technologies, Inc.†	26,600	203,490
Nobel Biocare Holding AG	11,273	162,350
Sonova Holding AG	8,308	919,688
Stryker Corp.	66,500	4,448,185
Tornier NV†	62,300	1,182,454
Wright Medical Group, Inc.†	14,998	361,002
Wright Medical Group, Inc. CVR†	14,500	7,627
Zimmer Holdings, Inc.	6,300	498,267

		26,689,431

Medical-Biomedical/Gene - 28.6%

Abcam PLC	66,011	460,338
Acorda Therapeutics, Inc.†	10,075	340,434
Aegerion Pharmaceuticals, Inc.†	94,600	8,199,928
Alexion Pharmaceuticals, Inc.†	179,740	19,368,782
Alnylam Pharmaceuticals, Inc.†	61,300	3,175,340
AMAG Pharmaceuticals, Inc.†	58,400	1,381,744
Amarin Corp. PLC ADR†	132,100	832,230
Amgen, Inc.	46,075	5,019,411
Basilea Pharmaceutica	1,848	132,475
Biocon, Ltd.	23,900	126,970
Biogen Idec, Inc.†	32,100	6,837,942
Bluebird Bio, Inc.†	3,700	92,130
Celgene Corp.†	55,840	7,816,483
China Biologic Products, Inc.†(3)(4)	8,700	211,410
Coronado Biosciences, Inc.†	55,900	455,585
Cubist Pharmaceuticals, Inc.†	32,800	2,078,208
Cytokinetics, Inc.†	23,078	241,627
Dyadic International, Inc.†	6,800	11,424
Exelixis, Inc.†	202,400	1,014,024
Gilead Sciences, Inc.†	492,700	29,695,029
Illumina, Inc.†	9,100	708,344
Incyte Corp., Ltd.†	322,000	10,912,580
InterMune, Inc.†	228,400	3,263,836
Intrexon Corp.†	9,500	206,435
Lexicon Pharmaceuticals, Inc.†	66,000	164,340
Medicines Co.†	161,450	5,103,435
Merrimack Pharmaceuticals, Inc.†	51,900	175,422
Momenta Pharmaceuticals, Inc.†	27,300	384,657
OncoMed Pharmaceuticals, Inc.†	6,600	107,118
Onconova Therapeutics, Inc.†	3,300	80,322
Prosensa Holding NV†	5,400	122,958

Prothena Corp. PLC†	7,187	144,027
Puma Biotechnology, Inc.†	49,024	2,482,575
Regeneron Pharmaceuticals, Inc.†	38,900	9,425,859
Rigel Pharmaceuticals, Inc.†	80,700	254,205
Seattle Genetics, Inc.†	28,900	1,225,360
Sophiris Bio, Inc.(OTC)†	71,200	300,464
Sophiris Bio, Inc.(TSX)†	7,029	29,629
Stemline Therapeutics, Inc.†	25,200	873,180
Sunesis Pharmaceuticals, Inc.†	123,700	594,997
United Therapeutics Corp.†	8,700	616,917
Vertex Pharmaceuticals, Inc.†	60,994	4,583,699
Zeneca, Inc. CVR(2)(3)(4)	23,110	13,866

		129,265,739

Medical-Drugs - 19.4%

AbbVie, Inc.	225,700	9,617,077
ACADIA Pharmaceuticals, Inc.†	41,300	824,348
Achillion Pharmaceuticals, Inc.†	24,300	156,735
Alkermes PLC†	202,500	6,429,375
Allergan, Inc.	6,600	583,308
Array BioPharma, Inc.†	412,100	2,311,881
Bayer AG	17,365	1,928,756
Bayer AG ADR	600	66,642
Bristol-Myers Squibb Co.	116,200	4,844,378
Cadence Pharmaceuticals, Inc.†	184,300	1,004,435
ChemoCentryx, Inc.†	13,600	110,160
Chimerix, Inc.†	17,500	275,800
Clovis Oncology, Inc.†	14,200	915,900
Endo Health Solutions, Inc.†	26,900	1,105,321
Endocyte, Inc.†	15,300	219,708
Forest Laboratories, Inc.†	68,900	2,930,317
GlaxoSmithKline Pharmaceuticals, Ltd.	3,696	133,698
GlaxoSmithKline PLC	53,268	1,358,351
Hikma Pharmaceuticals PLC	6,730	105,755
Idenix Pharmaceuticals, Inc.†	243,500	1,163,930
Infinity Pharmaceuticals, Inc.†	64,950	1,202,224
Ipca Laboratories, Ltd.	55,330	519,216
Ironwood Pharmaceuticals, Inc.†	25,400	295,910
Jazz Pharmaceuticals PLC†	36,500	3,200,685
Lijun International Pharmaceutical Holding, Ltd.	228,000	77,917
Mallinckrodt PLC†	9,544	416,596
Medivation, Inc.†	68,100	3,849,693
Merck & Co., Inc.	148,504	7,022,754
Natco Pharma, Ltd.	9,801	86,528
Optimer Pharmaceuticals, Inc.†	101,600	1,271,016
Orexigen Therapeutics, Inc.†	11,400	78,204
Pacira Pharmaceuticals, Inc.†	97,400	3,527,828
Quintiles Transnational Holdings, Inc.†	9,100	393,666
Ranbaxy Laboratories, Ltd.†	29,600	182,340
Roche Holding AG	14,263	3,557,894
Salix Pharmaceuticals, Ltd.†	15,200	1,017,488
Shire PLC	21,714	799,865
Shire PLC ADR	12,032	1,326,167
Stada Arzneimittel AG	16,336	790,211
Sun Pharmaceutical Industries, Ltd.	88,748	701,172
Supernus Pharmaceuticals, Inc.†	133,900	886,418
Swedish Orphan Biovitrum AB†	95,623	662,270
TESARO, Inc.†	55,672	1,925,138
UCB SA (BSE)	24,402	1,419,040
UCB SA (FSE)	9,588	557,821
Valeant Pharmaceuticals International, Inc.†	135,533	13,328,315
Vectura Group PLC†	82,423	127,092
ViroPharma, Inc.†	52,800	1,591,920
XenoPort, Inc.†	121,800	595,602

		87,496,865

Medical-Generic Drugs - 2.2%

Actavis, Inc.†	54,500	7,367,310
Sawai Pharmaceutical Co., Ltd.	11,600	1,515,792
Simcere Pharmaceutical Group ADR†(3)(4)	32,100	304,629
Towa Pharmaceutical Co., Ltd.	16,100	740,352

		9,928,083

Medical-HMO - 9.8%

Aetna, Inc.	165,400	10,484,706
Centene Corp.†	19,400	1,108,710
Cigna Corp.	58,500	4,603,365
Humana, Inc.	56,000	5,156,480
Triple-S Management Corp., Class B†	12,757	237,918
UnitedHealth Group, Inc.	175,200	12,568,848
WellCare Health Plans, Inc.†	44,558	2,837,008
WellPoint, Inc.	86,600	7,373,124

		44,370,159

Medical-Hospitals - 2.6%

Acadia Healthcare Co., Inc.†	42,680	1,635,924
Bumrungrad Hospital PCL(3)(4)	243,200	589,301
Community Health Systems, Inc.	12,900	506,454
HCA Holdings, Inc.	66,100	2,524,359
Select Medical Holdings Corp.	47,403	401,504
Tenet Healthcare Corp.†	21,400	835,670
Universal Health Services, Inc., Class B	74,600	5,054,150

		11,547,362

Medical-Outpatient/Home Medical - 0.7%

Air Methods Corp.	73,200	2,995,344

Medical-Wholesale Drug Distribution - 1.8%

AmerisourceBergen Corp.	32,200	1,832,824
McKesson Corp.	51,500	6,252,615
Sinopharm Group Co., Ltd.	92,000	229,927

		8,315,366

Patient Monitoring Equipment - 0.3%

Insulet Corp.†	36,500	1,216,910

Pharmacy Services - 4.0%

Catamaran Corp.†	235,940	12,955,465
Express Scripts Holding Co.†	81,967	5,236,052

		18,191,517

Physicians Practice Management - 0.7%

Envision Healthcare Holdings, Inc.†	27,500	721,600
MEDNAX, Inc.†	27,200	2,648,464

		3,370,064

Retail-Convenience Store - 0.1%

CP ALL PCL	494,800	503,408

Retail-Drug Store - 0.2%

Raia Drogasil SA	84,342	596,699
Shanghai Pharmaceuticals Holding Co., Ltd.	162,900	308,807

		905,506

Therapeutics - 7.2%

Agios Pharmaceuticals, Inc.†	5,000	117,900
AVANIR Pharmaceuticals, Inc., Class A†	502,111	2,560,766
BioMarin Pharmaceutical, Inc.†	85,800	5,617,326
Isis Pharmaceuticals, Inc.†	89,900	2,322,117
Neurocrine Biosciences, Inc.†	233,535	3,402,605
Pharmacyclics, Inc.†	135,800	15,141,700
Portola Pharmaceuticals, Inc.†	13,300	300,580
Sarepta Therapeutics, Inc.†	17,400	593,862
Theravance, Inc.†	44,900	1,609,665
Threshold Pharmaceuticals, Inc.†	26,500	115,275

Warner Chilcott PLC, Class A	23,000	493,350

		32,275,146

Total Common Stock
(cost $282,436,474)		440,047,629

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Decision Support Software - 0.1%

Castlight Health, Inc. Series D(2)(3)(4)	42,238	280,461

Therapeutics - 0.0%

Ultragenyx Pharmaceutical, Inc. Series B(2)(3)(4)	75,017	207,752

Total Convertible Preferred Securities
(cost $462,724)		488,213

WARRANTS† - 0.0%
Medical Products - 0.0%

EnteroMedics, Inc. Expires 09/28/2016 (strike price $1.90)	6,300	1,788
EnteroMedics, Inc. Expires 06/13/2016 (strike price $2.19)	42,300	9,445

		11,233

Medical-Drugs - 0.0%

Alexza Pharmaceuticals, Inc. Expires 10/05/2016 (strike price $2.77)(2)(3)(4)	1,305	1
Cadence Pharmaceuticals, Inc. Expires 02/18/2014 (strike price $7.84)(3)(4)	9,484	1,193

		1,194

Total Warrants
(cost $2,817)		12,427

CONVERTIBLE BONDS & NOTES - 0.0%
Heart Monitors - 0.0%

HeartWare International, Inc. Senior Notes 3.50% due 12/15/2017	$71,000	79,564

Patient Monitoring Equipment - 0.0%

Insulet Corp. Senior Notes 3.75% due 06/15/2016	68,000	92,650

Total Convertible Bonds & Notes
(cost $137,417)		172,214

Total Long-Term Investment Securities
(cost $283,039,432)		440,720,483

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Registered Investment Companies - 2.7%

T. Rowe Price Reserve Investment Fund
(cost $12,126,770)	12,126,770	12,126,770

TOTAL INVESTMENTS
(cost $295,166,202)(5)	100.3%	452,847,253
Liabilities in excess of other assets	(0.3)	(1,215,080)

NET ASSETS	100.0%	$451,632,173

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $1,891,341 representing 0.4% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2013, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc. Expires 10/05/2016 strike Price $2.77 Warrant	10/05/2009	1,305	$1,631	$1	$0.00	0.0%

AP Pharma, Inc. Common Stock	07/25/2012	685,400	376,740	282,728	0.41	0.1%
Bumrungrad Hospital PCL Common Stock	03/22/2012	53,400	2,869,235
	03/23/2012	32,200	1,744,362
	03/26/2012	40,100	2,165,145
	03/27/2012	20,900	1,126,276
	03/28/2012	5,300	284,344
	03/28/2012	2,600	139,259
	03/29/2012	800	43,089
	03/29/2012	7,300	395,416
	03/30/2012	7,300	395,334
	04/02/2012	6,200	335,743
	04/03/2012	2,200	120,005
	04/04/2012	3,200	176,543
	04/05/2012	14,600	805,193
	04/05/2012	4,500	248,277
	04/10/2012	2,400	130,074
	04/10/2012	16,500	894,711
	04/11/2012	1,100	59,567
	04/12/2012	1,100	59,771
	04/17/2012	1,600	87,400
	04/18/2012	2,200	120,742
	04/19/2012	1,300	70,917
	05/02/2012	800	48,826
	05/04/2012	3,200	195,170
	05/08/2012	1,200	73,240
	05/09/2012	5,800	352,812
	06/18/2012	2,000	121,848
	06/19/2012	2,100	130,691
	06/21/2012	1,300	82,153

		243,200	13,276,143	589,301	2.42	0.1%

Cadence Pharmaceuticals, Inc. Expires 02/18/2014 strike Price $7.84 Warrant	02/18/2009	9,484	1,186	1,193	0.13	0.0%
Castlight Health, Inc. Series D Convertible Preferred Security	04/26/2012	42,238	254,972	280,461	6.64	0.1%
China Biologic Products, Inc. Common Stock	12/12/2012	400	6,198
	12/12/2012	200	3,096
	12/13/2012	300	4,650
	12/14/2012	400	6,209
	12/17/2012	500	7,741
	12/18/2012	2,900	44,959
	12/20/2012	200	3,073
	12/20/2012	1,900	29,341
	12/24/2012	600	9,286
	12/26/2012	100	1,551
	12/27/2012	100	1,558
	12/31/2012	200	3,051
	01/02/2013	100	1,511
	01/02/2013	800	12,115

		8,700	134,339	211,410	24.30	0.0%

Simcere Pharmaceutical Group ADR Common Stock	12/11/2007	5,000	965,004
	01/18/2008	700	8,778
	01/22/2008	5,000	58,146
	03/17/2008	5,400	58,266
	04/30/2009	3,100	21,763
	05/21/2009	4,100	25,067
	01/08/2010	3,800	36,700
	03/02/2010	200	1,773
	03/03/2010	2,500	22,036
	03/04/2010	1,000	8,784
	03/05/2010	700	6,245
	03/08/2010	600	5,339

		32,100	1,217,901	304,629	9.49	0.1%

Ultragenyx Pharmaceutical, Inc. Series B Convertible Preferred Security	12/19/2012	75,017	207,752	207,752	2.77	0.0%
Zeneca, Inc. Common Stock	07/19/2013	23,110	—	13,866	0.60	0.0%

				$1,891,341		0.4%

(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

BSE - Brussels Stock Exchange

CVR	- Contingent Value Right
FSE	- Frankfurt Stock Exchange
OTC	- Over The Counter US
TSX	- Toronto Stock Exchange

Open call option contracts written at August 31, 2013 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at August 31, 2013	Unrealized Appreciation/ (Depreciation)

Alexion Pharmaceuticals, Inc.	Jan-14	$110.00	9	$9,333	$8,640	$693
Alexion Pharmaceuticals, Inc.	Jan-14	115.00	9	7,758	6,570	1,188
Alkermes PLC	Nov-13	37.00	48	11,860	3,360	8,500
Amgen, Inc.	Jan-14	97.50	48	10,704	69,600	(58,896)
Intuitive Surgical, Inc.	Jan-14	680.00	12	30,323	1,200	29,123
J.P. Morgan Clearing Corp.	Oct-13	55.00	205	57,671	46,125	11,546
Regeneron Pharmaceuticals, Inc.	Sep-13	200.00	47	55,593	206,330	(150,737)
Zimmer Holdings, Inc.	Jan-14	80.00	63	17,136	23,940	(6,804)

			441	$200,378	$365,765	$(165,387)

Open put option contracts written at August 31, 2013 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at August 31, 2013	Unrealized Appreciation/ (Depreciation)

Agilent Technologies, Inc.	Jan-14	$45.00	95	$76,660	$23,560	$53,100
Alexion Pharmaceuticals, Inc.	Jan-14	110.00	19	47,442	22,230	25,212
Alexion Pharmaceuticals, Inc.	Jan-14	115.00	19	47,252	27,360	19,892
AmerisourceBergen Corp.	Jan-14	45.00	16	7,518	720	6,798
Bristol Myers Squibb Co.	Jan-14	35.00	126	45,926	8,820	37,106
Centene Corp.	Jan-14	40.00	32	21,664	1,760	19,904
Edwards Lifesciences Corp.	Jan-14	100.00	16	24,351	49,920	(25,569)
Eli Lilly & Co.	Jan-14	55.00	63	40,761	32,445	8,316
Express Scripts Holding Co.	Jan-14	55.00	6	4,302	600	3,702
Forest Laboratories, Inc.	Jan-14	40.00	195	96,973	31,200	65,773
Gilead Sciences, Inc.	Jan-14	35.00	32	18,992	544	18,448
Gilead Sciences, Inc.	Jan-14	42.50	126	80,690	6,678	74,012
Humana, Inc.	Jan-14	80.00	12	18,384	2,580	15,804
Medivation, Inc.	Jan-14	55.00	108	125,102	88,560	36,542
Merck & Co., Inc.	Jan-14	45.00	79	41,947	13,272	28,675
Nuance Communications, Inc.	Jan-14	25.00	14	9,898	8,820	1,078
Onyx Pharmaceuticals, Inc.	Jan-14	75.00	27	37,558	135	37,423
Onyx Pharmaceuticals, Inc.	Jan-14	90.00	38	63,462	1,140	62,322
Pfizer, Inc.	Jan-14	27.00	220	55,120	20,460	34,660
Pharmacyclics, Inc.	Jan-14	50.00	10	11,972	600	11,372
Sarepta Therapeutics, Inc.	Jan-14	40.00	40	72,878	40,000	32,878
St. Jude Medical, Inc.	Jan-14	30.00	19	7,163	380	6,783
St. Jude Medical, Inc.	Jan-14	45.00	22	23,089	3,190	19,899
Stryker Corp.	Jan-14	60.00	32	24,303	4,800	19,503
Teva Pharmaceutical Industries, Ltd. ADR	Jan-14	45.00	31	24,706	22,475	2,231
UnitedHealth Group, Inc.	Jan-14	60.00	54	50,169	5,886	44,283
Vertex Pharmaceuticals, Inc.	Jan-14	60.00	63	106,121	16,380	89,741
ViroPharma, Inc.	Jan-14	30.00	10	8,175	3,100	5,075
WellPoint, Inc.	Jan-14	70.00	47	52,028	5,170	46,858

			1,571	$1,244,606	$442,785	$801,821

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Drug Delivery Systems	$535,806	$282,728	$—	$818,534
Medical Products	26,689,431	—	—	26,689,431
Medical-Biomedical/Gene	129,251,873	—	13,866	129,265,739
Medical-Drugs	87,496,865	—	—	87,496,865
Medical-HMO	44,370,159	—	—	44,370,159
Therapeutics	32,275,146	—	—	32,275,146
Other Industries*	119,131,755	—	—	119,131,755
Convertible Preferred Securities	—	—	488,213	488,213
Warrants
Medical Products	—	11,233	—	11,233
Medical-Drugs	—	1,193	1	1,194
Convertible Bonds & Notes	—	172,214	—	172,214
Short-Term Investment Securities:
Registered Investment Companies	12,126,770	—	—	12,126,770
Other Financial Instruments:+
Call Option Contracts Written - Appreciation	51,050	—	—	51,050
Put Option Contracts Written - Appreciation	827,390	—	—	827,390

Total	$452,756,245	$467,368	$502,080	$453,725,693

LIABILITIES:
Other Financial Instruments:+
Calll Option Contracts Written - Depreciation	216,437	—	—	216,437
Put Option Contracts Written - Depreciation	25,569	—	—	25,569

Total	$242,006	$—	$—	$242,006

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $21,154,857 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and/or end of the period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Principal Amount(3)/ Shares		Value (Note 1)
U.S. CORPORATE BONDS & NOTES - 16.7%
Aerospace/Defense-Equipment - 0.2%

Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021		$1,000,000	$996,797

Banks-Commercial - 1.0%

BNP Paribas LLC FRS Bank Guar. Notes 1.60% due 04/03/2017		674,000	663,674
Northgroup Preferred Capital Corp. FRS Junior Sub. Notes 6.38% due 10/15/2017*(1)		3,000,000	3,015,000
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(1)		500,000	440,000

			4,118,674

Banks-Super Regional - 2.0%

Bank of America NA FRS Sub. Notes 0.55% due 06/15/2016		2,000,000	1,949,426
Bank of America NA FRS Sub. Notes 0.57% due 06/15/2017		2,000,000	1,922,416
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 10/15/2013(1)		3,049,000	2,881,305
Wells Fargo & Co. FRS Senior Notes 2.90% due 03/31/2021		2,000,000	2,015,862

			8,769,009

Diversified Banking Institutions - 5.4%

BAC Capital Trust XIV FRS Limited Guar. Notes 4.00% due 09/30/2013(1)		1,000,000	800,000
Bank of America Corp. FRS Senior Notes 1.09% due 03/22/2016		2,000,000	2,002,532
Citigroup, Inc. FRS Company Guar. Notes 4.25% due 03/30/2020		3,000,000	3,243,330
Goldman Sachs Capital II FRS Ltd. Guar. Bonds 4.00% due 10/15/2013(1)		1,250,000	937,500
Goldman Sachs Group, Inc. FRS Notes 4.00% due 08/30/2023		4,000,000	3,944,820
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018		555,000	531,521
JPMorgan Chase & Co. FRS Senior Notes 2.25% due 06/23/2016		2,000,000	1,990,600
JPMorgan Chase & Co. FRS Senior Notes 3.65% due 02/25/2021		1,000,000	1,000,000
JPMorgan Chase & Co. FRS Senior Notes 3.83% due 04/28/2020		2,000,000	2,070,600
JPMorgan Chase & Co. FRS Jr. Sub. Notes 6.00% due 08/01/2023(1)		500,000	475,000
Morgan Stanley FRS Senior Notes 1.51% due 02/25/2016		1,400,000	1,406,898
Morgan Stanley Senior Notes 2.13% due 04/25/2018		530,000	511,667
Morgan Stanley FRS Senior Notes 3.36% due 04/25/2023		2,588,000	2,595,091
Morgan Stanley FRS Senior Notes 3.71% due 11/01/2013		1,279,000	1,276,890
Morgan Stanley Senior Notes 5.40% due 05/15/2015*	BRL	1,632,500	706,451

			23,492,900

Diversified Financial Services - 1.4%

General Electric Capital Corp. Senior Notes 1.00% due 01/08/2016		800,000	796,194
General Electric Capital Corp. FRS Jr. Sub. Notes 5.25% due 06/15/2023(1)		500,000	458,750
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020		500,000	561,721
Morgan Stanley & Co. LLC FRS Senior Notes 3.36% due 02/11/2020		2,000,000	1,947,020
ZFS Finance USA Trust V FRS Jr. Sub. Bonds 6.50% due 05/09/2067*		2,000,000	2,115,000

			5,878,685

Electric-Integrated - 0.3%

Dominion Resources, Inc. FRS Jr. Sub Notes 2.58% due 09/30/2066		1,200,000	1,117,700

Electronics-Military - 0.2%

L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021		800,000	840,655

Finance-Consumer Loans - 1.3%

SLM Corp. FRS Senior Notes 2.91% due 04/01/2014		1,000,000	993,670
SLM Corp. FRS Senior Notes 3.16% due 06/15/2015		424,000	418,204
SLM Corp. FRS Senior Notes 3.49% due 11/21/2013		4,000,000	3,991,400
SLM Corp. FRS Senior Notes 3.61% due 05/03/2019		400,000	362,360

			5,765,634

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 0.00% due 04/14/2011†	400,000	96,000
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	146,668
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	240,000

		482,668

Insurance-Life/Health - 1.4%

Pacific Life Global Funding FRS Bonds 3.54% due 02/06/2016*	3,300,000	3,349,104
Pacific Life Global Funding FRS Senior Notes 3.87% due 06/02/2018*	300,000	293,388
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	343,363
Prudential Financial, Inc. FRS Senior Notes 4.50% due 05/23/2018	2,000,000	1,962,140

		5,947,995

Insurance-Multi-line - 1.3%

Monumental Global Funding III FRS Senior Sec. Notes 3.54% due 05/22/2018*	5,000,000	5,466,461

Medical-Generic Drugs - 0.2%

Actavis, Inc. Senior Notes 3.25% due 10/01/2022	900,000	836,087

Oil Companies-Exploration & Production - 0.2%

Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	900,000	957,353

Real Estate Investment Trusts - 0.1%

American Tower Corp. Senior Notes 5.00% due 02/15/2024	440,000	437,197

Savings & Loans/Thrifts - 0.0%

Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	140,000	143,932

Special Purpose Entities - 0.6%

Goldman Sachs Capital III FRS Company Guar. Notes 4.00% due 10/15/2013(1)	2,000,000	1,480,000
Strats-Daimler Chrysler FRS Bonds 3.75% due 11/15/2013*(2)	1,000,000	1,005,960

		2,485,960

Steel-Producers - 0.5%

Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	2,360,000	2,144,947

Telecom Services - 0.5%

Qwest Corp. Senior Notes 7.20% due 11/10/2026	2,000,000	1,991,454

Total U.S. Corporate Bonds & Notes (cost $72,158,371)		71,874,108

FOREIGN CORPORATE BONDS & NOTES - 6.6%
Banks-Commercial - 1.1%

Banco Bradesco SA FRS Senior Notes 2.36% due 05/16/2014*	1,500,000	1,509,903
Barclays Bank PLC FRS Senior Notes 2.63% due 03/10/2017	2,165,000	2,159,588
Mizuho Capital Investment USD 2, Ltd. FRS Jr. Sub. Notes 14.95% due 06/30/2014*(1)	1,000,000	1,100,000

		4,769,491

Banks-Money Center - 0.1%

HBOS Capital Funding LP FRS Company Guar. Bonds 6.07% due 06/30/2014*(1)	500,000	481,875

Diversified Banking Institutions - 3.2%

BNP Paribas SA FRS Jr. Sub. Notes 5.19% due 06/29/2015*(1)	400,000	395,500
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	300,000	336,562
Royal Bank of Scotland PLC FRS Company Guar. Notes 3.11% due 03/31/2018	2,000,000	2,012,200
Societe Generale SA FRS Bank Guar. Notes 3.60% due 05/03/2023(2)	10,000,000	8,710,000
Societe Generale SA FRS Sub. Notes 5.92% due 04/05/2017*(1)	400,000	394,450
UBS AG FRS Notes 3.85% due 04/09/2020	2,000,000	2,000,380

		13,849,092

Diversified Minerals - 0.2%

Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/2017	800,000	809,739

Gold Mining - 0.5%

AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	1,359,000	1,350,846

Barrick Gold Corp. Notes 2.50% due 05/01/2018*		615,000	579,214

			1,930,060

Metal-Diversified - 0.3%

Noranda, Inc. Company Guar. Notes 5.50% due 06/15/2017		1,000,000	1,067,312

Oil & Gas Drilling - 0.1%

Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020		450,000	497,503

Oil Companies-Integrated - 0.2%

Petrobras Global Finance BV Company Guar. Notes 2.00% due 05/20/2016		374,000	367,618
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019		750,000	689,858

			1,057,476

Telephone-Integrated - 0.9%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		1,000,000	985,292
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018		1,500,000	1,463,487
Telefonica Emisiones SAU Company Guar. Notes 4.95% due 01/15/2015		1,500,000	1,559,616

			4,008,395

Total Foreign Corporate Bonds & Notes (cost $29,826,697)			28,470,943

FOREIGN GOVERNMENT AGENCIES(4) - 13.0%
Sovereign - 13.0%

Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2014	BRL	5,993,257	2,574,105
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015	BRL	9,462,432	4,149,158
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017	BRL	8,298,357	3,618,522
Government of Australia Bonds 2.70% due 09/20/2030	AUD	2,967,250	2,869,489
Government of Australia Bonds 3.32% due 09/20/2025	AUD	15,481,200	15,820,858
Government of Canada Bonds 4.25% due 12/01/2021	CAD	21,764,085	26,832,867

Total Foreign Government Agencies (cost $57,777,942)			55,864,999

FOREIGN GOVERNMENT TREASURIES - 1.0%
Sovereign - 1.0%

United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2029(4) (cost $4,115,124)	GBP	2,639,918	4,150,156

U.S. GOVERNMENT AGENCIES - 3.1%
Federal Home Loan Mtg. Corp. - 1.3%

Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF
0.63% due 12/15/2038		1,771,295	1,782,587
Series 3925, Class FL
0.63% due 01/15/2041		1,687,460	1,704,792
Series 4001, Class FM
0.68% due 02/15/2042		843,496	852,112
Series 3355, Class BF
0.88% due 08/15/2037		1,225,398	1,233,518

			5,573,009

Federal National Mtg. Assoc. - 1.6%

Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF
0.58% due 09/25/2042		2,542,612	2,558,531
Series 2011-103, Class FD
0.63% due 05/25/2040		4,349,278	4,382,997

			6,941,528

Government National Mtg. Assoc. - 0.2%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.73% due 02/16/2040		962,603	973,521

Total U.S. Government Agencies (cost $13,397,001)			13,488,058

U.S. GOVERNMENT TREASURIES - 53.8%
United States Treasury Bonds TIPS(4) - 23.1%

0.75% due 02/15/2042		867,972	730,521
1.75% due 01/15/2028		17,720,709	19,460,936
2.00% due 01/15/2026		9,422,884	10,670,681
2.13% due 02/15/2040		2,592,624	3,028,711
2.13% due 02/15/2041		6,045,297	7,073,469
2.38% due 01/15/2025		3,716,010	4,353,830
2.50% due 01/15/2029		9,243,750	11,152,436
3.63% due 04/15/2028		12,992,310	17,671,568
3.88% due 04/15/2029		18,108,698	25,513,453

			99,655,605

United States Treasury Notes TIPS(4) - 30.7%

0.13% due 04/15/2016		10,895,237	11,165,068
0.13% due 04/15/2017		10,778,370	11,046,148
0.13% due 04/15/2018		7,373,438	7,519,181
0.13% due 01/15/2023		8,598,090	8,195,054
0.38% due 07/15/2023		1,003,300	977,434
0.50% due 04/15/2015		3,232,200	3,308,713
0.63% due 07/15/2021		1,035,950	1,056,831
1.13% due 01/15/2021		4,803,075	5,076,999
1.25% due 04/15/2014		13,790,750	13,949,123
1.38% due 07/15/2018		9,095,184	9,880,353
1.38% due 01/15/2020		6,478,320	6,994,053
1.63% due 01/15/2015		6,370,736	6,604,166

1.88% due 07/15/2015	15,604,940	16,519,296
1.88% due 07/15/2019	1,640,280	1,832,885
2.00% due 07/15/2014	6,193,350	6,370,926
2.00% due 01/15/2016	5,881,950	6,290,469
2.38% due 01/15/2017	4,631,160	5,115,987
2.63% due 07/15/2017	9,012,480	10,174,946

		132,077,632

Total U.S. Government Treasuries (cost $216,588,328)		231,733,237

PREFERRED SECURITIES - 3.9%
Banks-Commercial - 0.3%

HSBC USA, Inc. 6.50%	20,000	492,400
Zions Bancorporation 9.50%	40,000	999,200

		1,491,600

Banks-Money Center - 0.5%

National Westminster Bank PLC 7.76%	78,084	1,973,183
UBS Preferred Funding Trust IV FRS 0.90%	20,000	289,800

		2,262,983

Banks-Super Regional - 0.2%

US Bancorp FRS 3.50%	1,000	795,600

Diversified Financial Services - 0.4%

Citigroup Capital XIII FRS 7.88%	60,000	1,650,000

Electric-Integrated - 0.8%

Entergy Arkansas, Inc. 4.75%	10,000	198,000
Entergy Louisiana LLC 4.70%	32,000	611,520
Integrys Energy Group, Inc. FRS 6.00%	30,000	735,000
Southern California Edison Co. FRS 4.32%	20,000	2,025,000

		3,569,520

Finance-Consumer Loans - 0.5%
SLM Corp. FRS 4.03%	33,871	780,726
SLM Corp. FRS 4.32%	53,000	1,222,180

		2,002,906

Insurance-Life/Health - 1.2%

Principal Financial Group, Inc. FRS 5.56%	15,500	1,538,375
Prudential Financial, Inc. FRS 3.46%	138,486	3,588,172

		5,126,547

Total Preferred Securities (cost $17,293,256)		16,899,156

Total Long-Term Investment Securities (cost $411,156,719)		422,480,657

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Time Deposits - 0.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013 (cost $3,583,000)	3,583,000	3,583,000

TOTAL INVESTMENTS (cost $414,739,719) (5)	98.9%	426,063,657
Other assets less liabilities	1.1	4,666,580

NET ASSETS	100.0%	$430,730,237

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $22,900,616 representing 5.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Denominated in United States dollars unless otherwise indicated.
(4)	Principal amount of security is adjusted for inflation.
(5)	See Note 5 for cost of investments on a tax basis.

AUD - Australian Dollar

BRL - Brazilian Dollar

CAD - Canadian Dollar

GBP - British Pound

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates as of August 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	$—	$23,492,900	$—	$23,492,900
Special Purpose Entity	—	1,480,000	1,005,960	2,485,960
Other Industries*	—	45,895,248	—	45,895,248
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	5,139,092	8,710,000	13,849,092
Other Industries*	—	14,621,851	—	14,621,851
Foreign Government Agencies:
Sovereign	—	55,864,999	—	55,864,999
Foreign Government Treasuries	—	4,150,156	—	4,150,156
U.S. Government Agencies	—	13,488,058	—	13,488,058
U.S. Government Treasuries:
United States Treasury Bonds	—	99,655,605	—	99,655,605
United States Treasury Notes	—	132,077,632	—	132,077,632
Preferred Securities	16,164,156	735,000	—	16,899,156
Short-Term Investment Securities:
Time Deposits	—	3,583,000	—	3,583,000

Total	$16,164,156	$400,183,541	$9,715,960	$426,063,657

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2013	$1,012,110	$9,605,000
Accrued discounts	1,816	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	—	—
Change in unrealized depreciation (1)	(7,966)	(895,000)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 05/31/2013	$1,005,960	$8,710,000

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2013 includes:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
	$(7,966)	$(895,000)

The Fund’s securities classified as Level 3, with a fair value of $9,715,960 at August 31, 2013, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.8%
Australia - 6.9%

AGL Energy, Ltd.#	40,777	$571,624
ALS, Ltd.#	27,503	225,207
Alumina, Ltd.†#	183,058	164,560
Amcor, Ltd.	87,378	811,150
AMP, Ltd.	214,042	903,009
APA Group(3)	62,133	331,256
Asciano, Ltd.	72,188	357,878
ASX, Ltd.	13,861	437,346
Aurizon Holdings, Ltd.	150,414	609,136
Australia & New Zealand Banking Group, Ltd.	199,831	5,280,653
Bendigo and Adelaide Bank, Ltd.#	29,077	261,647
BGP Holdings PLC†(1)(2)	835,027	0
BHP Billiton, Ltd.	233,984	7,445,207
Boral, Ltd.#	55,788	208,547
Brambles, Ltd.	114,058	893,353
Caltex Australia, Ltd.	10,210	171,843
CFS Retail Property Trust Group(3)	153,782	276,485
Coca-Cola Amatil, Ltd.#	41,365	452,112
Cochlear, Ltd.#	4,158	212,243
Commonwealth Bank of Australia	117,408	7,611,709
Computershare, Ltd.	34,605	297,222
Crown, Ltd.	29,072	378,042
CSL, Ltd.	35,771	2,164,665
Dexus Property Group(3)	352,112	322,799
Echo Entertainment Group, Ltd.	57,775	138,841
Federation Centres, Ltd.	104,390	211,840
Flight Centre, Ltd.#	4,185	175,068
Fortescue Metals Group, Ltd.#	113,877	438,873
Goodman Group(3)	125,489	517,132
GPT Group(3)	128,522	406,088
Harvey Norman Holdings, Ltd.#	40,571	108,692
Iluka Resources, Ltd.#	30,370	290,581
Incitec Pivot, Ltd.	118,213	272,508
Insurance Australia Group, Ltd.	150,504	779,625
Leighton Holdings, Ltd.#	12,323	190,845
Lend Lease Group(3)	39,451	336,386
Macquarie Group, Ltd.	22,285	869,953
Metcash, Ltd.#	64,355	186,157
Mirvac Group(3)	267,097	391,065
National Australia Bank, Ltd.	170,640	4,928,447
Newcrest Mining, Ltd.	55,512	655,156
Orica, Ltd.	26,503	442,294
Origin Energy, Ltd.	80,156	945,293
Qantas Airways, Ltd.†	83,996	102,422
QBE Insurance Group, Ltd.#	87,310	1,181,196
Ramsay Health Care, Ltd.	9,570	318,139
Rio Tinto, Ltd.#	31,633	1,641,434
Santos, Ltd.	70,707	938,957
Seek, Ltd.#	23,624	224,984
Sonic Healthcare, Ltd.	27,269	374,984
SP AusNet#(3)	127,779	131,358
Stockland(3)	166,561	552,964
Suncorp Group, Ltd.	94,114	1,032,837
Sydney Airport(3)	17,919	60,287
Tabcorp Holdings, Ltd.#	53,835	154,289
Tatts Group, Ltd.#	100,555	287,292
Telstra Corp., Ltd.	320,193	1,396,441
Toll Holdings, Ltd.#	50,505	245,438
Transurban Group(3)	104,361	626,984
Treasury Wine Estates, Ltd.	47,895	202,914
Wesfarmers, Ltd.	73,459	2,658,440
Westfield Group(3)	150,676	1,485,930
Westfield Retail Trust(3)	222,336	577,839
Westpac Banking Corp.	225,787	6,308,191
Whitehaven Coal, Ltd.†#	40,559	71,658
Woodside Petroleum, Ltd.	48,148	1,636,171
Woolworths, Ltd.	90,675	2,878,758
WorleyParsons, Ltd.	15,013	294,105

		68,056,549

Austria - 0.5%

Andritz AG	22,369	1,232,818
Erste Group Bank AG	10,169	325,984
Immoeast AG†(1)(2)	13,480	0
IMMOFINANZ AG	64,771	255,444
OMV AG	50,838	2,346,948
Raiffeisen Bank International AG#	1,602	54,965
Telekom Austria AG	6,962	50,055
Verbund AG#	3,001	57,808
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,737	88,339
Voestalpine AG	4,436	189,810

		4,602,171

Belgium - 1.2%

Ageas	8,791	346,003
Anheuser-Busch InBev NV	58,871	5,476,046
Belgacom SA	77,311	1,849,423
Colruyt SA	33,007	1,826,960
Delhaize Group SA	5,353	341,536
Groupe Bruxelles Lambert SA	3,124	248,969
KBC Groep NV	14,123	621,193
Solvay SA	2,237	311,618
Telenet Group Holding NV	1,768	85,254
UCB SA	4,291	249,533
Umicore SA#	4,540	210,070

		11,566,605

Bermuda - 0.3%

Cheung Kong Infrastructure Holdings, Ltd.#	47,000	317,901
Credicorp, Ltd.	1,600	193,984
First Pacific Co., Ltd.	176,000	182,708
Haier Electronics Group Co., Ltd.	150,000	262,301
Kerry Properties, Ltd.	47,500	192,341
Li & Fung, Ltd.#	424,000	624,426
Noble Group, Ltd.	312,000	198,119
NWS Holdings, Ltd.	112,000	167,254
Orient Overseas International, Ltd.	16,500	90,964
Seadrill, Ltd.#	14,059	648,751
Shangri-La Asia, Ltd.#	114,000	175,827
Yue Yuen Industrial Holdings, Ltd.	52,500	160,795

		3,215,371

Brazil - 0.6%

All America Latina Logistica SA	18,100	70,019
Anhanguera Educacional Participacoes SA	24,500	142,218
Arteris SA	6,200	55,921
Banco Bradesco SA	20,500	271,506
Banco do Brasil SA	23,300	225,095
Banco Santander Brasil SA(3)	40,500	231,530
BB Seguridade Participacoes SA	12,100	97,573
BM&FBovespa SA	70,100	343,456
BR Malls Participacoes SA	11,200	84,964
BRF SA	13,700	316,956
CCR SA	2,900	21,088
Centrais Eletricas Brasileiras SA	23,800	49,377
CETIP SA - Mercados Organizados	14,800	145,150
Cia de Bebidas das Americas	400	14,029
Cia de Saneamento Basico do Estado de Sao Paulo	2,800	22,990
Cia de Saneamento de Minas Gerais-COPASA	5,200	62,658
Cia Hering	5,000	66,871

Cia Siderurgica Nacional SA	5,500	19,409
Cielo SA	12,100	296,218
Cosan SA Industria e Comercio	900	15,684
CPFL Energia SA	14,600	119,324
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,600	162,079
EDP - Energias do Brasil SA	7,000	31,392
Embraer SA	19,300	158,383
Fibria Celulose SA†	5,300	61,264
Hypermarcas SA	17,300	117,753
JBS SA	24,600	75,884
Kroton Educacional SA	2,500	33,530
Localiza Rent a Car SA	6,300	82,250
Lojas Americanas SA	30,700	174,862
Lojas Renner SA	600	14,432
M. Dias Branco SA	1,300	49,664
Petroleo Brasileiro SA	112,000	749,655
Souza Cruz SA	20,000	209,560
Totvs SA	4,500	70,538
Ultrapar Participacoes SA	6,800	147,916
Vale SA	41,700	601,569
WEG SA	2,400	28,165

		5,440,932

Cayman Islands - 0.3%

AAC Technologies Holdings, Inc.#	54,500	246,691
Anta Sports Products, Ltd.	346,000	447,088
ASM Pacific Technology, Ltd.	17,700	182,377
MGM China Holdings, Ltd.	71,600	214,677
Sands China, Ltd.	176,000	1,011,135
Tencent Holdings, Ltd.	16,300	764,714
Wynn Macau, Ltd.#	113,600	344,267

		3,210,949

China - 1.3%

Agricultural Bank of China, Ltd., Class H	700,000	300,601
Bank of China, Ltd., Class H	1,919,000	809,229
Bank of Communications Co., Ltd., Class H	632,000	416,473
Beijing Capital International Airport Co., Ltd., Class H	1,018,000	666,900
China BlueChemical, Ltd., Class H	1,258,000	660,274
China Construction Bank Corp., Class H	2,658,302	1,950,588
China Merchants Bank Co., Ltd., Class H	240,500	415,594
China Oilfield Services, Ltd., Class H	316,000	814,201
China Petroleum & Chemical Corp., Class H	1,562,000	1,126,009
China Railway Construction Corp., Ltd., Class H	590,500	561,986
China Railway Group, Ltd., Class H	364,000	186,824
China Telecom Corp., Ltd., Class H	1,626,000	819,872
China Vanke Co., Ltd., Class B	363,700	732,611
Chongqing Rural Commercial Bank, Class H	899,000	404,608
Great Wall Motor Co., Ltd., Class H	81,500	415,149
Industrial & Commercial Bank of China, Ltd., Class H	3,023,000	1,984,289
Jiangsu Expressway Co., Ltd., Class H	216,000	245,124
PetroChina Co., Ltd., Class H	78,000	84,795

		12,595,127

Colombia - 0.1%

Almacenes Exito SA	1,060	17,537
Bancolombia SA	2,215	30,230
Cementos Argos SA	19,620	92,978
Ecopetrol SA	103,750	232,682
Grupo Argos SA	15,964	180,377

		553,804

Czech Republic - 0.0%

CEZ AS	12,120	280,420
Telefonica Czech Republic AS	2,384	35,659

		316,079

Denmark - 1.7%

AP Moeller - Maersk A/S, Series A	20	161,155
AP Moeller - Maersk A/S, Series B	305	2,593,790
Carlsberg A/S, Class B	22,378	2,170,697
Coloplast A/S, Class B	4,667	253,432
Danske Bank A/S†	138,235	2,767,517
DSV A/S	7,364	193,225
Novo Nordisk A/S, Class B	38,804	6,483,088
Novozymes A/S, Class B	8,389	305,730
TDC A/S	26,950	220,069
Tryg A/S	17,690	1,505,652
William Demant Holding A/S†	1,120	96,041

		16,750,396

Egypt - 0.0%

Commercial International Bank Egypt SAE	37,099	187,469
Orascom Telecom Holding SAE†	18,986	11,578

		199,047

Finland - 0.4%

Elisa Oyj	23,994	504,533
Fortum Oyj	16,789	334,169
Kesko Oyj, Class B	2,857	86,167
Kone Oyj, Class B#	6,073	496,833
Metso Oyj#	4,753	182,863
Neste Oil Oyj	4,033	74,090
Nokia Oyj†#	229,139	886,114
Nokian Renkaat Oyj#	3,931	183,658
Orion Oyj, Class B#	3,361	77,869
Pohjola Bank PLC, Class A	5,906	95,932
Sampo, Class A	15,882	661,409
Stora Enso OYJ, Class R	21,360	165,007
UPM-Kymmene Oyj#	20,540	247,985
Wartsila Oyj Abp#	6,980	325,923

		4,322,552

France - 7.9%

Accor SA	6,340	239,689
Aeroports de Paris	8,537	833,244
Air Liquide SA#	17,737	2,332,724
Alstom SA#	9,339	328,629
Arkema SA	2,409	243,469
AtoS	8,808	654,229
AXA SA	252,937	5,510,839
BNP Paribas SA	113,356	7,103,571
Bouygues SA#	7,115	222,535
Bureau Veritas SA	7,692	232,398
Cap Gemini SA	7,791	426,707
Carrefour SA	126,377	3,956,014
Casino Guichard Perrachon SA	2,224	210,487
CGG†	6,663	158,159
Christian Dior SA	9,036	1,548,336
Cie de St-Gobain	15,299	714,572
Cie Generale des Etablissements Michelin	11,160	1,067,725
CNP Assurances	25,825	456,681
Credit Agricole SA†	228,427	2,308,030
Danone SA	26,951	2,006,819
Dassault Systemes SA	20,961	2,677,505
Edenred	7,536	225,693
Electricite de France SA	9,138	256,037

Essilor International SA	7,697	831,011
Eurazeo SA	997	61,832
Eutelsat Communications SA	18,836	563,614
Fonciere Des Regions	1,114	86,145
GDF Suez	50,586	1,096,455
Gecina SA	4,889	581,604
Groupe Eurotunnel SA	21,350	158,637
ICADE	1,320	115,020
Iliad SA	877	210,374
Imerys SA	29,346	1,911,138
JCDecaux SA#	2,948	98,769
Kering	2,920	659,540
Klepierre	4,111	163,053
L’Oreal SA	9,208	1,536,431
Lafarge SA#	20,677	1,262,542
Lagardere SCA	3,743	113,953
Legrand SA	16,934	858,864
LVMH Moet Hennessy Louis Vuitton SA	9,727	1,704,022
Natixis	36,253	156,199
Orange SA	288,994	2,931,840
Pernod-Ricard SA	8,083	938,386
Publicis Groupe SA#	11,433	851,019
Remy Cointreau SA	903	94,999
Renault SA	7,460	533,202
Rexel SA	7,834	180,156
Safran SA	15,357	852,761
Sanofi	60,699	5,831,398
Schneider Electric SA	43,238	3,308,724
SCOR SE	5,668	177,352
Societe BIC SA	991	113,922
Societe Generale SA	91,471	4,003,360
Sodexo	3,555	313,717
Suez Environnement Co.	11,128	165,825
Technip SA	3,765	437,889
Thales SA	3,560	175,405
Total SA	104,719	5,801,114
Unibail-Rodamco SE	3,668	824,613
Vallourec SA	4,081	244,818
Veolia Environnement SA	12,191	187,788
Vinci SA	64,511	3,331,146
Vivendi SA	46,104	935,022
Wendel SA	1,209	147,212
Zodiac Aerospace#	1,339	193,869

		78,458,832

Germany - 7.3%

Adidas AG	38,239	4,043,086
Allianz SE	44,703	6,404,458
Axel Springer AG#	1,654	82,631
BASF SE	95,010	8,303,941
Bayer AG	80,707	8,964,244
Bayerische Motoren Werke AG	49,311	4,646,103
Beiersdorf AG	3,803	327,710
Brenntag AG	3,057	464,633
Celesio AG	3,841	80,056
Commerzbank AG†	105,261	1,223,684
Continental AG	5,939	896,388
Daimler AG	38,554	2,645,578
Deutsche Bank AG	108,315	4,689,742
Deutsche Boerse AG	7,580	531,460
Deutsche Lufthansa AG†	9,284	165,709
Deutsche Post AG	47,089	1,360,461
Deutsche Telekom AG	415,268	5,319,347
E.ON SE	68,426	1,083,414
Fraport AG Frankfurt Airport Services Worldwide#	1,520	98,115
Fresenius Medical Care AG & Co. KGaA	8,173	531,289
Fresenius SE & Co. KGaA	4,815	579,355
GEA Group AG	6,811	275,364
Hannover Rueck SE	2,347	163,750
HeidelbergCement AG	5,261	365,391
Henkel AG & Co. KGaA	15,585	1,266,978
Hochtief AG	1,321	93,720
Hugo Boss AG	2,367	288,340
Infineon Technologies AG	43,992	398,854
K+S AG#	6,546	158,885
Kabel Deutschland Holding AG	3,359	381,346
Lanxess AG	7,069	455,599
Linde AG	6,967	1,339,754
MAN SE	1,460	167,027
Merck KGaA	15,157	2,302,707
Metro AG#	6,562	240,927
Muenchener Rueckversicherungs AG	11,022	2,008,820
Osram Licht AG†	2,983	119,418
ProSiebenSat.1 Media AG	6,801	288,307
RWE AG	19,329	531,233
SAP AG	35,063	2,591,853
Siemens AG	32,936	3,486,307
Suedzucker AG	54,442	1,756,739
Telefonica Deutschland Holding AG	9,909	69,240
ThyssenKrupp AG†	14,544	305,727
United Internet AG	6,649	229,709
Volkswagen AG	1,151	255,869

		71,983,268

Greece - 0.0%

Hellenic Telecommunications Organization SA†	9,095	82,220
OPAP SA	16,888	167,400

		249,620

Guernsey - 0.0%

Resolution, Ltd.	55,126	272,262

Hong Kong - 2.9%

AIA Group, Ltd.	877,200	3,840,497
Bank of East Asia, Ltd.	109,600	421,188
BOC Hong Kong Holdings, Ltd.	270,500	852,894
Cathay Pacific Airways, Ltd.	89,000	153,337
Cheung Kong Holdings, Ltd.	101,000	1,444,448
China Mobile, Ltd.	222,012	2,386,333
China Overseas Land & Investment, Ltd.	316,000	935,231
China Resources Power Holdings Co., Ltd.	144,000	331,289
CLP Holdings, Ltd.	130,000	1,041,080
CNOOC, Ltd.	840,000	1,668,203
Galaxy Entertainment Group, Ltd.†#	154,000	939,357
Guangdong Investment, Ltd.	812,000	673,311
Hang Lung Properties, Ltd.	162,000	506,612
Hang Seng Bank, Ltd.	55,900	869,377
Henderson Land Development Co., Ltd.	77,000	451,805
HKT Trust/HKT, Ltd.(3)	12,086	11,409
Hong Kong & China Gas Co., Ltd.	422,400	980,495
Hong Kong Exchanges and Clearing, Ltd.#	80,000	1,226,651
Hopewell Holdings, Ltd.	42,500	135,100
Hutchison Whampoa, Ltd.	156,000	1,810,573
Hysan Development Co., Ltd.	46,000	199,911
Link REIT	165,500	760,863
MTR Corp., Ltd.	112,500	425,804
New World Development Co., Ltd.	276,000	387,246
PCCW, Ltd.	278,000	126,193
Power Assets Holdings, Ltd.	101,500	875,671
Shougang Fushan Resources Group, Ltd.	1,994,000	668,571
Sino Land Co., Ltd.	214,000	286,457

SJM Holdings, Ltd.	141,000	362,208
Sun Hung Kai Properties, Ltd.	117,000	1,517,864
Swire Pacific, Ltd., Class A	49,500	567,168
Swire Properties, Ltd.	85,800	240,102
Wharf Holdings, Ltd.	110,000	901,482
Wheelock & Co., Ltd.	67,000	343,016

		28,341,746

Hungary - 0.0%

Magyar Telekom Telecommunications PLC	71,235	98,461
MOL Hungarian Oil and Gas PLC	1,748	124,180
OTP Bank PLC	1,902	35,378

		258,019

India - 0.5%

Ambuja Cements, Ltd.	235,804	606,730
Bajaj Auto, Ltd.	23,499	651,584
Bharat Heavy Electricals, Ltd.	387,000	696,448
Cipla, Ltd.	104,066	657,993
Coal India, Ltd.	160,003	615,843
Divi’s Laboratories, Ltd.	39,534	591,185
GlaxoSmithKline Consumer Healthcare, Ltd.	1,243	76,401
HCL Technologies, Ltd.	48,365	764,895
HDFC Bank, Ltd.	5,178	46,396

		4,707,475

Indonesia - 0.2%

Bank Negara Indonesia Persero Tbk PT	1,038,000	365,962
Indocement Tunggal Prakarsa Tbk PT	354,500	639,528
Telekomunikasi Indonesia Persero Tbk PT	4,187,500	843,635

		1,849,125

Ireland - 0.2%

Bank of Ireland†	809,193	233,144
CRH PLC#	28,312	599,071
Elan Corp. PLC (ISE)†	17,505	264,786
Elan Corp. PLC (LSE)†	394	5,960
Irish Bank Resolution Corp., Ltd†(1)(2)	31,152	0
James Hardie Industries PLC CDI	32,135	280,583
Kerry Group PLC, Class A	10,770	675,198

		2,058,742

Isle of Man - 0.0%

Genting Singapore PLC#	445,000	458,745

Israel - 0.4%

Bank Hapoalim BM	77,459	358,925
Bank Leumi Le-Israel BM†	91,880	301,287
Bezeq The Israeli Telecommunication Corp., Ltd.	139,927	228,072
Delek Group, Ltd.	301	83,702
Israel Chemicals, Ltd.	32,675	226,707
Israel Corp., Ltd.†	197	83,474
Mizrahi Tefahot Bank, Ltd.	9,172	98,285
NICE Systems, Ltd.	4,275	161,016
Teva Pharmaceutical Industries, Ltd.	62,307	2,398,238

		3,939,706

Italy - 2.1%

Assicurazioni Generali SpA	49,486	948,346
Atlantia SpA#	13,019	235,042
Banca Monte dei Paschi di Siena SpA†#	797,193	230,319
Enel Green Power SpA	217,459	458,985
Enel SpA	1,034,850	3,422,009
Eni SpA	301,076	6,876,007
Exor SpA	3,867	132,064
Fiat Industrial SpA	31,826	381,299
Fiat SpA†	175,330	1,323,149
Finmeccanica SpA†#	17,156	87,749
Intesa Sanpaolo SpA	1,412,690	2,772,616
Luxottica Group SpA	6,293	328,111
Mediobanca SpA	22,176	137,928
Pirelli & C. SpA#	16,548	195,305
Prysmian SpA	8,044	178,607
Saipem SpA	10,163	226,194
Snam SpA	79,596	372,401
Telecom Italia SpA	515,543	360,784
Telecom Italia SpA RSP	317,884	176,623
Terna Rete Elettrica Nazionale SpA	60,233	257,290
UniCredit SpA	164,038	927,474
Unione di Banche Italiane SCPA#	179,298	864,937

		20,893,239

Japan - 20.2%

ABC-Mart, Inc.#	800	33,529
ACOM Co., Ltd.†	15,460	387,661
Advantest Corp.#	5,000	61,618
Aeon Co., Ltd.#	106,700	1,460,557
AEON Financial Service Co., Ltd.#	2,300	61,819
Aeon Mall Co., Ltd.	6,300	164,711
Air Water, Inc.	5,000	67,271
Aisin Seiki Co., Ltd.	11,800	454,886
Ajinomoto Co., Inc.	128,000	1,643,917
Alfresa Holdings Corp.	23,000	1,091,613
Amada Co., Ltd.	73,000	541,264
ANA Holdings, Inc.#	512,000	1,042,929
Aozora Bank, Ltd.#	142,000	409,289
Asahi Glass Co., Ltd.	161,000	944,503
Asahi Group Holdings, Ltd.	13,200	328,572
Asahi Kasei Corp.	263,000	1,939,319
Asics Corp.	5,500	96,685
Astellas Pharma, Inc.	14,900	763,324
Bank of Kyoto, Ltd.	136,000	1,119,193
Bank of Yokohama, Ltd.	287,000	1,511,219
Benesse Holdings, Inc.	2,400	87,019
Bridgestone Corp.	82,300	2,707,430
Brother Industries, Ltd.	8,100	82,745
Calbee, Inc.	4,900	478,597
Canon, Inc.	126,400	3,795,154
Casio Computer Co., Ltd.#	27,300	234,671
Central Japan Railway Co.	20,600	2,362,438
Chiba Bank, Ltd.	26,000	178,215
Chiyoda Corp.	19,000	217,314
Chubu Electric Power Co., Inc.	93,700	1,171,906
Chugai Pharmaceutical Co., Ltd.	76,700	1,576,418
Chugoku Bank, Ltd.	73,000	980,669
Chugoku Electric Power Co., Inc.#	99,500	1,377,201
Citizen Holdings Co., Ltd.	9,200	59,594
Coca-Cola West Co., Ltd.	30,600	608,354
Cosmo Oil Co., Ltd.†	17,971	37,156
Credit Saison Co., Ltd.	27,600	635,291
Dai Nippon Printing Co., Ltd.	74,000	719,010
Dai-ichi Life Insurance Co., Ltd.	685	919,519
Daicel Corp.	49,000	425,197
Daido Steel Co., Ltd.	10,000	53,471
Daihatsu Motor Co., Ltd.	71,000	1,332,719
Daiichi Sankyo Co., Ltd.	127,400	2,194,158
Daikin Industries, Ltd.	8,000	386,210
Dainippon Sumitomo Pharma Co., Ltd.	5,400	69,353
Daito Trust Construction Co., Ltd.	17,600	1,613,281
Daiwa House Industry Co., Ltd.	103,000	1,856,801
Daiwa Securities Group, Inc.	253,000	2,051,108
Dena Co., Ltd.#	25,800	506,882
Denso Corp.	64,100	2,937,821
Dentsu, Inc.	46,000	1,539,033
Don Quijote Co., Ltd.	1,800	93,680

East Japan Railway Co.	20,900	1,604,991
Eisai Co., Ltd.#	8,700	354,876
Electric Power Development Co., Ltd.	4,000	123,440
FamilyMart Co., Ltd.#	29,800	1,255,008
FANUC Corp.	19,600	2,996,344
Fast Retailing Co., Ltd.#	6,500	2,111,830
Fuji Electric Co., Ltd.	208,000	768,997
Fuji Heavy Industries, Ltd.	55,000	1,338,239
FUJIFILM Holdings Corp.	20,200	442,328
Fujitsu, Ltd.	85,000	314,254
Fukuoka Financial Group, Inc.	183,000	782,808
Furukawa Electric Co., Ltd.	45,000	90,747
Gree, Inc.#	35,700	283,244
GungHo Online Entertainment, Inc.†#	114	77,676
Gunma Bank, Ltd.	83,000	448,032
Hachijuni Bank, Ltd.	140,000	789,937
Hakuhodo DY Holdings, Inc.	4,810	328,227
Hamamatsu Photonics KK	2,400	77,731
Hankyu Hanshin Holdings, Inc.	264,000	1,427,754
Hino Motors, Ltd.	97,000	1,271,467
Hirose Electric Co., Ltd.	1,100	145,195
Hiroshima Bank, Ltd.	17,000	68,218
Hisamitsu Pharmaceutical Co., Inc.#	9,800	527,005
Hitachi Chemical Co., Ltd.#	3,500	57,891
Hitachi Construction Machinery Co., Ltd.#	3,600	70,874
Hitachi High-Technologies Corp.	18,900	382,293
Hitachi Metals, Ltd.	7,000	84,198
Hitachi, Ltd.	556,000	3,358,028
Hokkaido Electric Power Co., Inc.†#	6,300	74,046
Hokuhoku Financial Group, Inc.	41,000	76,417
Hokuriku Electric Power Co.#	5,800	76,853
Honda Motor Co., Ltd.	98,800	3,567,205
Hoya Corp.	49,100	1,047,660
Hulic Co., Ltd.	9,100	112,424
Ibiden Co., Ltd.	4,100	59,213
Idemitsu Kosan Co., Ltd.#	9,000	750,726
IHI Corp.	46,000	186,464
Inpex Corp.	301	1,365,743
Isetan Mitsukoshi Holdings, Ltd.	60,700	790,086
Isuzu Motors, Ltd.	236,000	1,444,579
ITOCHU Corp.#	206,600	2,344,069
ITOCHU Techno-Solutions Corp.	8,200	278,525
Iyo Bank, Ltd.	9,000	90,197
J. Front Retailing Co., Ltd.	17,000	136,090
Japan Airlines Co., Ltd.	4,800	254,703
Japan Exchange Group, Inc.#	1,700	134,532
Japan Petroleum Exploration Co.	3,300	147,548
Japan Prime Realty Investment Corp.	28	80,448
Japan Real Estate Investment Corp.	20	213,067
Japan Retail Fund Investment Corp.#	591	1,087,076
Japan Steel Works, Ltd.	176,000	903,437
Japan Tobacco, Inc.	59,000	2,004,023
JFE Holdings, Inc.	59,800	1,326,520
JGC Corp.	33,000	1,130,977
Joyo Bank, Ltd.	40,000	206,956
JSR Corp.	45,300	793,563
JTEKT Corp.	6,800	89,134
JX Holdings, Inc.	115,700	612,762
Kajima Corp.	155,000	554,107
Kamigumi Co., Ltd.	8,000	64,042
Kaneka Corp.	81,000	519,733
Kansai Electric Power Co., Inc.†	24,200	271,860
Kansai Paint Co., Ltd.	8,000	93,049
Kao Corp.	79,000	2,309,212
Kawasaki Heavy Industries, Ltd.	48,000	168,172
KDDI Corp.	29,800	1,424,973
Keikyu Corp.#	16,000	137,047
Keio Corp.	20,000	135,459
Keisei Electric Railway Co., Ltd.	10,000	95,127
Keyence Corp.	1,600	529,612
Kikkoman Corp.#	6,000	102,480
Kinden Corp.	4,000	39,558
Kintetsu Corp.#	55,000	204,461
Kirin Holdings Co., Ltd.	97,000	1,333,707
Kobe Steel, Ltd.†	923,000	1,475,898
Koito Manufacturing Co., Ltd.	4,000	70,846
Komatsu, Ltd.	106,100	2,328,721
Konami Corp.#	3,300	73,001
Konica Minolta, Inc.	16,500	135,953
Kubota Corp.	37,000	503,458
Kuraray Co., Ltd.#	11,800	131,118
Kurita Water Industries, Ltd.#	3,700	74,614
Kyocera Corp.	5,600	574,915
Kyowa Hakko Kirin Co., Ltd.	114,000	1,152,946
Kyushu Electric Power Co., Inc.†	14,700	191,189
Lawson, Inc.#	2,200	165,809
LIXIL Group Corp.	9,200	186,371
M3, Inc.	23	60,226
Mabuchi Motor Co., Ltd.#	800	39,680
Makita Corp.	3,800	201,640
Marubeni Corp.#	243,000	1,772,043
Marui Group Co., Ltd.	7,600	71,213
Maruichi Steel Tube, Ltd.	20,500	474,787
Mazda Motor Corp.†	93,000	374,141
McDonald’s Holdings Co. Japan, Ltd.#	2,200	57,742
Medipal Holdings Corp.	5,100	56,981
MEIJI Holdings Co., Ltd.#	2,200	114,050
Miraca Holdings, Inc.	1,900	84,952
Mitsubishi Chemical Holdings Corp.#	347,000	1,639,843
Mitsubishi Corp.	53,100	996,183
Mitsubishi Electric Corp.	66,000	659,429
Mitsubishi Estate Co., Ltd.	55,000	1,434,028
Mitsubishi Gas Chemical Co., Inc.	44,000	355,370
Mitsubishi Heavy Industries, Ltd.	324,000	1,778,642
Mitsubishi Logistics Corp.	4,000	51,576
Mitsubishi Materials Corp.	131,000	513,673
Mitsubishi Motors Corp.†#	99,100	1,044,645
Mitsubishi Tanabe Pharma Corp.	7,700	105,009
Mitsubishi UFJ Financial Group, Inc.	1,204,100	7,063,824
Mitsubishi UFJ Lease & Finance Co., Ltd.	171,800	780,392
Mitsui & Co., Ltd.#	125,900	1,755,432
Mitsui Chemicals, Inc.#	65,000	173,448
Mitsui Fudosan Co., Ltd.	29,000	917,095
Mitsui OSK Lines, Ltd.†	116,000	459,581
Mizuho Financial Group, Inc.	1,285,700	2,618,934
MS&AD Insurance Group Holdings	31,400	794,714
Murata Manufacturing Co., Ltd.	6,900	474,360
Nabtesco Corp.	3,800	81,662
Namco Bandai Holdings, Inc.	27,300	435,977
NEC Corp.	549,000	1,168,620
Nexon Co., Ltd.	37,700	412,383
NGK Insulators, Ltd.	9,000	125,396
NGK Spark Plug Co., Ltd.	11,000	213,200
NHK Spring Co., Ltd.	5,500	58,537
Nidec Corp.#	3,500	262,005
Nikon Corp.	11,900	201,192
Nintendo Co., Ltd.	3,600	407,720
Nippon Building Fund, Inc.	24	261,547
Nippon Electric Glass Co., Ltd.	105,000	543,260
Nippon Express Co., Ltd.	288,000	1,349,290
Nippon Meat Packers, Inc.	24,000	337,567
Nippon Prologis REIT, Inc.	9	79,197
Nippon Steel & Sumitomo Metal Corp.	261,000	744,309
Nippon Telegraph & Telephone Corp.	56,300	2,864,170
Nippon Yusen KK	54,000	153,995
Nishi-Nippon City Bank, Ltd.	23,000	58,797
Nissan Motor Co., Ltd.#	89,400	889,584

Nisshin Seifun Group, Inc.	6,500	73,285
Nissin Foods Holdings Co., Ltd.	2,000	79,034
Nitori Holdings Co., Ltd.	1,150	102,954
Nitto Denko Corp.#	5,600	298,864
NKSJ Holdings, Inc.#	11,400	279,354
NOK Corp.	3,500	51,296
Nomura Holdings, Inc.	138,000	964,180
Nomura Real Estate Holdings, Inc.	4,300	98,538
Nomura Real Estate Office Fund, Inc.	62	265,845
Nomura Research Institute, Ltd.	3,400	106,136
NSK, Ltd.	16,000	150,084
NTT Data Corp.	44	157,743
NTT DOCOMO, Inc.#	524	840,556
NTT Urban Development Corp.	477	565,492
Obayashi Corp.	22,000	125,477
Odakyu Electric Railway Co., Ltd.	21,000	191,852
OJI Holdings Corp.#	71,000	284,911
Olympus Corp.†	8,300	239,908
Omron Corp.	7,100	222,722
Ono Pharmaceutical Co., Ltd.#	2,800	169,109
Oracle Corp. Japan	1,300	53,160
Oriental Land Co., Ltd.	1,700	274,431
ORIX Corp.	66,300	914,297
Osaka Gas Co., Ltd.	65,000	262,820
Otsuka Corp.	600	72,414
Otsuka Holdings Co., Ltd.	12,400	384,560
Panasonic Corp.†	308,700	2,810,794
Park24 Co., Ltd.	3,300	57,271
Rakuten, Inc.	24,700	304,646
Resona Holdings, Inc.	64,600	308,575
Ricoh Co., Ltd.	23,000	249,947
Rinnai Corp.	1,200	83,964
Rohm Co., Ltd.	3,300	116,627
Sankyo Co., Ltd.	1,900	88,532
Sanrio Co., Ltd.	1,500	77,456
Santen Pharmaceutical Co., Ltd.	2,500	116,107
SBI Holdings, Inc.	6,900	72,243
Secom Co., Ltd.	7,200	412,853
Sega Sammy Holdings, Inc.	6,400	152,920
Sekisui Chemical Co., Ltd.	15,000	138,107
Sekisui House, Ltd.	53,000	642,899
Seven & I Holdings Co., Ltd.#	29,400	1,013,587
Seven Bank, Ltd.#	21,300	69,854
Sharp Corp.†#	36,000	140,795
Shikoku Electric Power Co., Inc.†#	6,300	98,429
Shimadzu Corp.	8,000	70,153
Shimamura Co., Ltd.	700	71,579
Shimano, Inc.	2,700	224,118
Shimizu Corp.	20,000	87,997
Shin-Etsu Chemical Co., Ltd.	15,500	936,141
Shinsei Bank, Ltd.	58,000	114,600
Shionogi & Co., Ltd.	10,200	199,460
Shiseido Co., Ltd.	12,300	195,427
Shizuoka Bank, Ltd.	20,000	212,252
Showa Denko KK#	53,000	66,935
Showa Shell Sekiyu KK	6,500	64,679
SMC Corp.	1,800	378,021
Softbank Corp.	85,500	5,390,284
Sojitz Corp.	42,600	76,362
Sony Corp.#	55,300	1,110,675
Sony Financial Holdings, Inc.	6,000	97,958
Stanley Electric Co., Ltd.	4,800	92,446
Sumco Corp.#	3,800	31,736
Sumitomo Chemical Co., Ltd.#	50,000	182,309
Sumitomo Corp.	38,500	488,578
Sumitomo Electric Industries, Ltd.	25,900	349,519
Sumitomo Heavy Industries, Ltd.	18,000	81,581
Sumitomo Metal Mining Co., Ltd.	18,000	243,092
Sumitomo Mitsui Financial Group, Inc.	76,300	3,380,404
Sumitomo Mitsui Trust Holdings, Inc.	114,000	496,939
Sumitomo Realty & Development Co., Ltd.	12,000	529,205
Sumitomo Rubber Industries, Ltd.	5,900	83,226
Suntory Beverage & Food, Ltd.†	4,300	153,939
Suruga Bank, Ltd.	6,000	94,536
Suzuken Co., Ltd.	2,300	70,978
Suzuki Motor Corp.	73,600	1,583,166
Sysmex Corp.	2,500	145,389
T&D Holdings, Inc.	36,500	444,610
Taiheiyo Cement Corp.	130,000	488,568
Taisei Corp.	33,000	135,448
Taisho Pharmaceutical Holdings Co., Ltd.	1,100	73,494
Taiyo Nippon Sanso Corp.	8,000	52,554
Takashimaya Co., Ltd.	38,000	334,776
Takeda Pharmaceutical Co., Ltd.#	38,000	1,730,000
TDK Corp.	27,900	1,011,601
Teijin, Ltd.#	31,000	68,198
Terumo Corp.	5,300	254,784
THK Co., Ltd.	4,000	77,935
Tobu Railway Co., Ltd.	34,000	171,411
Toho Co., Ltd.	3,800	75,470
Toho Gas Co., Ltd.#	14,000	69,868
Tohoku Electric Power Co., Inc.†	15,400	169,238
Tokio Marine Holdings, Inc.	91,600	2,831,451
Tokyo Electric Power Co., Inc.†#	49,700	253,094
Tokyo Electron, Ltd.	5,900	246,071
Tokyo Gas Co., Ltd.	96,000	498,651
Tokyo Tatemono Co., Ltd.	14,000	119,631
Tokyu Corp.	39,000	250,639
Tokyu Land Corp.	15,000	139,634
TonenGeneral Sekiyu KK	10,000	90,951
Toppan Printing Co., Ltd.#	19,000	139,909
Toray Industries, Inc.	50,000	307,583
Toshiba Corp.#	138,000	549,554
TOTO, Ltd.	10,000	124,153
Toyo Seikan Group Holdings, Ltd.	5,400	91,572
Toyo Suisan Kaisha, Ltd.	3,000	90,380
Toyoda Gosei Co., Ltd.	2,300	55,775
Toyota Boshoku Corp.#	2,000	26,318
Toyota Industries Corp.	5,700	231,634
Toyota Motor Corp.	201,400	12,184,305
Toyota Tsusho Corp.	7,300	168,253
Trend Micro, Inc.	3,600	126,129
Tsumura & Co.#	2,000	53,735
Ube Industries, Ltd.	38,000	67,342
Unicharm Corp.	3,800	197,383
United Urban Investment Corp.	78	100,732
USS Co., Ltd.	740	92,627
West Japan Railway Co.	5,800	239,833
Yahoo Japan Corp.	499	247,505
Yakult Honsha Co., Ltd.#	3,100	131,502
Yamada Denki Co., Ltd.#	3,200	101,360
Yamaguchi Financial Group, Inc.	7,000	65,305
Yamaha Corp.	5,400	68,308
Yamaha Motor Co., Ltd.	9,600	124,858
Yamato Holdings Co., Ltd.	12,800	275,594
Yamato Kogyo Co., Ltd.	1,432	46,890
Yamazaki Baking Co., Ltd.	4,000	42,939
Yaskawa Electric Corp.#	7,000	83,271
Yokogawa Electric Corp.	7,600	95,905
Yokohama Rubber Co., Ltd.	7,000	61,812

		200,267,303

Jersey - 0.6%

Experian PLC	38,135	667,806
Glencore Xstrata PLC	403,523	1,908,537
Petrofac, Ltd.#	10,098	216,737
Randgold Resources, Ltd.	3,336	262,884

Shire PLC	45,839	1,688,543
Wolseley PLC	10,631	537,081
WPP PLC	49,837	922,927

		6,204,515

Luxembourg - 0.3%

ArcelorMittal	38,786	497,903
Millicom International Cellular SA SDR	2,553	207,249
SES SA FDR	32,910	966,905
Subsea 7 SA#	9,551	195,863
Tenaris SA#	48,081	1,061,858

		2,929,778

Malaysia - 0.4%

AMMB Holdings Bhd	220,500	498,764
Astro Malaysia Holdings Bhd	411,600	370,907
Berjaya Sports Toto Bhd	513,400	623,629
British American Tobacco Malaysia Bhd	36,900	698,064
Digi.com Bhd	405,600	580,355
Genting Bhd	23,200	65,897
Malayan Banking Bhd	143,800	437,781
Parkson Holdings Bhd	111,000	113,205
Public Bank Bhd	89,400	467,038

		3,855,640

Mauritius - 0.0%

Golden Agri-Resources, Ltd.#	519,000	227,846

Mexico - 0.5%

Alfa SAB de CV, Class A	96,900	240,419
America Movil SAB de CV, Series L	1,235,000	1,195,161
Arca Continental SAB de CV	1,600	10,272
Cemex SAB de CV CPO†(3)	309,600	346,884
Coca-Cola Femsa SAB de CV, Series L	17,400	208,680
Compartamos SAB de CV	72,100	126,813
Controladora Comercial Mexicana SAB de CV	47,700	180,361
El Puerto de Liverpool SAB de CV, Class C1	11,100	117,804
Fibra Uno Administracion SA de CV	8,700	25,076
Fomento Economico Mexicano SAB de CV(3)	48,000	452,553
Genomma Lab Internacional SAB de CV†	30,400	65,869
Grupo Aeroportuario del Pacifico SAB de CV, Class B	27,300	136,735
Grupo Aeroportuario del Sureste SAB de CV	1,500	16,766
Grupo Carso SAB de CV, Class A1	39,600	195,703
Grupo Financiero Banorte SAB de CV, Class O	63,200	389,152
Grupo Financiero Inbursa SAB de CV, Class O	76,000	164,958
Grupo Financiero Santander Mexico SAB de CV, Class B	54,700	149,308
Grupo Mexico SAB de CV, Class B	109,000	311,638
Grupo Televisa SAB CPO	62,300	312,503
Industrias CH SAB de CV, Series B†	12,800	73,202
Industrias Penoles SAB de CV	2,955	89,572
Kimberly-Clark de Mexico SAB de CV, Class A	53,100	151,220
Mexichem SAB de CV	4,700	19,274
OHL Mexico SAB de CV†	12,200	30,772
Wal-Mart de Mexico SAB de CV, Series V	92,200	220,822

		5,231,517

Morocco - 0.0%

Attijariwafa Bank	2,212	82,132
Douja Promotion Groupe Addoha SA	3,928	19,164

		101,296

Netherlands - 2.6%

Aegon NV	287,674	2,051,583
Akzo Nobel NV	14,533	854,639
ASML Holding NV	13,676	1,198,546
Corio NV	2,699	105,979
DE Master Blenders 1753 NV†	129,295	2,112,111
Delta Lloyd NV	8,201	156,621
European Aeronautic Defence and Space Co. NV	68,197	3,930,230
Fugro NV CVA	2,796	171,814
Gemalto NV#	4,482	515,771
Heineken Holding NV	17,481	1,054,918
Heineken NV	8,644	593,495
ING Groep NV CVA†	169,379	1,839,008
Koninklijke Ahold NV	96,496	1,537,422
Koninklijke Boskalis Westminster NV	7,976	315,717
Koninklijke DSM NV	6,206	457,762
Koninklijke KPN NV†	140,136	409,316
Koninklijke Philips NV	107,616	3,326,776
Koninklijke Vopak NV	2,639	148,041
OCI†	3,458	164,530
QIAGEN NV†	9,010	181,003
Randstad Holding NV	4,616	214,410
Reed Elsevier NV	27,179	490,862
STMicroelectronics NV†	24,527	195,858
TNT Express NV	14,433	127,233
Unilever NV CVA	67,106	2,521,031
Wolters Kluwer NV	35,953	849,134
Ziggo NV#	5,644	223,819

		25,747,629

New Zealand - 0.1%

Auckland International Airport, Ltd.	81,582	194,184
Contact Energy, Ltd.	27,331	111,943
Fletcher Building, Ltd.	49,315	333,849
SKYCITY Entertainment Group, Ltd.	41,650	125,208
Telecom Corp. of New Zealand, Ltd.	131,936	231,959

		997,143

Norway - 0.3%

Aker Solutions ASA	6,799	103,154
DNB ASA	37,913	588,533
Gjensidige Forsikring ASA	6,798	96,585
Norsk Hydro ASA#	35,769	144,015
Orkla ASA	30,026	216,664
Statoil ASA	42,605	935,662
Telenor ASA	27,340	568,257
Yara International ASA#	7,004	276,962

		2,929,832

Peru - 0.0%

Cia de Minas Buenaventura SA ADR	8,500	107,355

Philippines - 0.2%

Aboitiz Power Corp.	891,700	649,781
Alliance Global Group, Inc.	1,056,900	616,130
Bank of the Philippine Islands	23,390	48,249
BDO Unibank, Inc.	279,439	463,643

		1,777,803

Poland - 0.2%

Alior Bank SA†	3,202	90,649
Bank Handlowy w Warszawie SA	5,109	161,709
Bank Millennium SA†	58,027	119,391
Bank Pekao SA	897	48,291
Bank Zachodni WBK SA	350	33,776

BRE Bank SA	549	75,079
Cyfrowy Polsat SA†	6,439	40,084
Enea SA	5,740	25,574
Eurocash SA	2,075	33,320
Grupa Lotos SA†	7,658	90,250
Jastrzebska Spolka Weglowa SA	1,454	30,560
KGHM Polska Miedz SA	4,145	157,230
PGE SA	23,166	121,777
Polski Koncern Naftowy Orlen SA	9,058	126,087
Polskie Gornictwo Naftowe I Gazownictwo SA	18,110	34,628
Powszechna Kasa Oszczednosci Bank Polski SA	19,937	236,316
Powszechny Zaklad Ubezpieczen SA	1,093	148,104
Synthos SA	18,831	25,811
Tauron Polska Energia SA	11,827	15,662
Telekomunikacja Polska SA	11,773	27,866

		1,642,164

Portugal - 0.1%

Banco Espirito Santo SA†	82,297	86,361
EDP - Energias de Portugal SA	107,963	381,551
Galp Energia SGPS SA	12,662	213,117
Jeronimo Martins SGPS SA	9,883	191,879
Portugal Telecom SGPS SA#	61,827	233,456

		1,106,364

Russia - 0.6%

Federal Grid Co. Unified Energy System JSC†	11,180,000	35,530
Gazprom OAO	385,500	1,518,870
LSR Group OJSC GDR	2,621	11,008
Lukoil OAO	15,259	880,604
Magnit OJSC GDR	7,817	433,844
MegaFon OAO GDR	2,764	93,423
MMC Norilsk Nickel OJSC	579	75,875
Mobile Telesystems OJSC ADR†	16,300	344,908
NovaTek OAO GDR	2,624	314,355
Rosneft OAO	31,430	232,166
Rostelecom OJSC	16,780	50,575
Sberbank of Russia	324,360	869,285
Severstal OAO	3,930	32,515
Sistema JSFC GDR	3,730	82,582
Surgutneftegas OAO	76,500	59,810
Tatneft OAO	40,340	252,510
Uralkali OJSC	43,950	208,893
VTB Bank OJSC	6,690,000	8,924

		5,505,677

Singapore - 1.2%

Ascendas Real Estate Investment Trust#	153,000	261,477
CapitaCommercial Trust#	154,000	163,586
CapitaLand, Ltd.#	188,000	449,514
CapitaMall Trust	183,000	266,839
CapitaMalls Asia, Ltd.#	106,000	149,161
City Developments, Ltd.	30,000	234,478
ComfortDelGro Corp., Ltd.	161,000	232,867
DBS Group Holdings, Ltd.	125,000	1,548,291
Global Logistic Properties, Ltd.#	229,000	484,713
Jardine Cycle & Carriage, Ltd.#	8,000	208,028
Keppel Corp., Ltd.	107,000	847,209
Keppel Land, Ltd.#	53,000	140,020
Keppel REIT	8,560	8,053
Olam International, Ltd.#	109,000	122,621
Oversea-Chinese Banking Corp., Ltd.	189,000	1,465,357
SembCorp Industries, Ltd.	75,000	287,512
SembCorp Marine, Ltd.#	62,000	203,167
Singapore Airlines, Ltd.#	40,000	296,958
Singapore Exchange, Ltd.#	64,000	364,754
Singapore Press Holdings, Ltd.#	122,000	375,870
Singapore Technologies Engineering, Ltd.	115,000	357,008
Singapore Telecommunications, Ltd.	588,000	1,617,968
StarHub, Ltd.#	50,000	164,628
United Overseas Bank, Ltd.	93,000	1,450,118
UOL Group, Ltd.	35,000	175,604
Wilmar International, Ltd.#	140,000	345,720
Yangzijiang Shipbuilding Holdings, Ltd.#	142,000	105,197

		12,326,718

South Africa - 0.7%

African Bank Investments, Ltd.	22,769	36,164
African Rainbow Minerals, Ltd.	3,764	68,943
AngloGold Ashanti, Ltd.	12,573	171,203
Aspen Pharmacare Holdings, Ltd.	7,627	175,062
Assore, Ltd.	3,279	125,017
Barclays Africa Group, Ltd.	22,222	296,106
Barloworld, Ltd.	15,371	131,202
Bidvest Group, Ltd.	9,306	228,796
Discovery, Ltd.	26,939	221,743
FirstRand, Ltd.	147,397	431,088
Foschini Group, Ltd.	4,203	39,338
Gold Fields, Ltd.	37,325	195,710
Growthpoint Properties, Ltd.	39,654	91,600
Harmony Gold Mining Co., Ltd.	14,214	53,433
Impala Platinum Holdings, Ltd.	10,824	119,489
Imperial Holdings, Ltd.	10,336	209,334
Investec, Ltd.	8,872	57,332
Kumba Iron Ore, Ltd.	2,628	115,022
Liberty Holdings, Ltd.	18,374	205,516
Life Healthcare Group Holdings, Ltd.	31,928	109,930
Massmart Holdings, Ltd.	1,303	19,962
MMI Holdings, Ltd.	32,734	65,490
Mr. Price Group, Ltd.	1,337	16,283
MTN Group, Ltd.	58,019	1,060,047
Naspers, Ltd., Class N	9,678	798,573
Netcare, Ltd.	31,929	72,109
PPC, Ltd.	15,720	45,303
Redefine Properties, Ltd.	41,976	37,397
Remgro, Ltd.	4,104	74,644
Reunert, Ltd.	8,021	53,361
Sanlam, Ltd.	76,541	342,672
Sappi, Ltd.†	5,585	13,292
Sasol, Ltd.	15,806	740,729
Shoprite Holdings, Ltd.	3,820	59,877
Spar Group, Ltd.	1,561	17,498
Standard Bank Group, Ltd.	27,645	307,869
Tiger Brands, Ltd.	3,305	90,897
Truworths International, Ltd.	10,355	82,606
Vodacom Group, Ltd.	7,537	85,079
Woolworths Holdings, Ltd.	19,383	128,592

		7,194,308

South Korea - 1.5%

AMOREPACIFIC Group	1,840	608,333
Cheil Worldwide, Inc.†	10,310	221,051
Daelim Industrial Co., Ltd.	1,933	152,369
DGB Financial Group, Inc.	34,680	485,811
Dongbu Insurance Co., Ltd.	10,610	450,188
Hanwha Corp.	14,120	414,677
Hanwha Life Insurance Co., Ltd.	104,690	613,022
Hyundai Engineering & Construction Co., Ltd.	11,829	611,670
Hyundai Heavy Industries Co., Ltd.	1,415	289,998
Hyundai Marine & Fire Insurance Co., Ltd.	25,170	671,170

Hyundai Mobis	1,159	291,303
Hyundai Motor Co.	7,367	1,652,523
KB Financial Group, Inc.	30,610	984,439
Korea Aerospace Industries, Ltd.	25,260	614,405
KT&G Corp.	12,528	819,362
NAVER Corp.	2,099	844,378
NHN Entertainment Corp.†	966	94,399
Samsung Electronics Co., Ltd.	3,686	4,542,541
Samsung Life Insurance Co., Ltd.	764	72,955

		14,434,594

Spain - 2.5%

Abertis Infraestructuras SA#	14,214	250,980
Acciona SA#	5,266	269,449
ACS Actividades de Construccion y Servicios SA	5,914	166,525
Amadeus IT Holding SA, Class A	86,033	2,778,963
Banco Bilbao Vizcaya Argentaria SA	215,687	2,058,153
Banco de Sabadell SA#	139,867	322,387
Banco Popular Espanol SA†	84,784	398,131
Banco Santander SA	662,298	4,674,241
Bankia SA†	209,040	194,776
CaixaBank	150,015	557,131
Cemex Latam Holdings SA	9,899	76,819
Distribuidora Internacional de Alimentacion SA	23,145	182,926
Enagas SA	11,321	257,054
Ferrovial SA	60,890	1,009,964
Gas Natural SDG SA	101,817	1,994,274
Grifols SA	5,925	237,977
Iberdrola SA	459,161	2,434,683
Inditex SA	8,294	1,097,821
International Consolidated Airlines Group SA†#	32,554	144,521
Mapfre SA#	30,307	102,101
Red Electrica Corp. SA	4,234	219,610
Repsol SA	131,685	3,055,298
Telefonica SA†	156,337	2,123,049
Zardoya Otis SA#	5,210	76,777

		24,683,610

Sweden - 2.4%

Alfa Laval AB	36,637	791,631
Assa Abloy AB, Class B	44,394	1,890,346
Atlas Copco AB, Class A	145,629	3,935,533
Atlas Copco AB, Class B	14,547	357,126
Boliden AB	10,628	155,154
Electrolux AB, Series B	9,386	248,269
Elekta AB, Series B	18,398	289,544
Getinge AB, Class B	7,509	258,558
Hennes & Mauritz AB, Class B	36,528	1,342,100
Hexagon AB, Class B	24,648	707,751
Husqvarna AB, Class B	17,409	109,644
Industrivarden AB, Class C	5,335	91,931
Investment AB Kinnevik, Class B	8,919	278,578
Investor AB, Class B	17,543	505,589
Lundin Petroleum AB†	9,059	194,238
Nordea Bank AB	107,379	1,250,015
Ratos AB, Class B Series B	6,308	55,015
Sandvik AB	87,142	1,165,645
Scania AB, Class B	30,684	613,462
Securitas AB, Class B	13,317	140,357
Skandinaviska Enskilda Banken AB, Class A	57,953	595,065
Skanska AB, Class B	14,082	252,218
SKF AB, Class B	14,670	388,479
Svenska Cellulosa AB SCA, Class B	22,602	552,146
Svenska Handelsbanken AB, Class A	19,111	820,112
Swedbank AB, Class A	126,507	2,863,294
Swedish Match AB	7,959	277,896
Tele2 AB, Series B	102,695	1,290,786
Telefonaktiebolaget LM Ericsson, Class B	115,190	1,353,980
TeliaSonera AB	89,984	644,396
Volvo AB, Class B	57,273	825,303

		24,244,161

Switzerland - 8.3%

ABB, Ltd.	82,767	1,770,179
Actelion, Ltd.	35,255	2,396,559
Adecco SA	5,054	318,302
Aryzta AG	43,668	2,787,769
Baloise Holding AG	28,989	3,068,855
Banque Cantonale Vaudoise	95	50,897
Barry Callebaut AG	83	78,098
Cie Financiere Richemont SA, Class A	50,619	4,809,199
Coca-Cola HBC AG	7,492	206,897
Credit Suisse Group AG	180,487	5,202,495
EMS-Chemie Holding AG	6,771	2,166,764
Geberit AG	1,452	353,305
Givaudan SA	311	418,811
Holcim, Ltd.	8,785	596,241
Julius Baer Group, Ltd.	8,273	364,547
Kuehne & Nagel International AG	2,102	261,832
Lindt & Spruengli AG	4	184,857
Lindt & Spruengli AG (Participation Certificate)	628	2,510,785
Lonza Group AG	2,132	151,001
Nestle SA	197,025	12,927,483
Novartis AG	152,123	11,093,069
Pargesa Holding SA (BR)	1,157	82,257
Partners Group Holding AG	5,942	1,523,099
Roche Holding AG	61,993	15,464,104
Schindler Holding AG	743	100,536
Schindler Holding AG (Participation Certificate)	17,234	2,376,401
SGS SA	212	482,807
Sika AG (BR)	86	235,508
Sonova Holding AG	6,247	691,537
Sulzer AG	947	138,114
Swatch Group AG	1,459	146,143
Swatch Group AG (BR)	1,202	692,431
Swiss Life Holding AG	4,201	786,968
Swiss Prime Site AG	1,871	137,341
Swiss Re AG	19,103	1,465,908
Swisscom AG	867	392,850
Syngenta AG	3,511	1,376,552
Transocean, Ltd.	13,730	623,749
UBS AG	139,411	2,699,969
Zurich Insurance Group AG	5,623	1,399,631

		82,533,850

Taiwan - 1.3%

Advantech Co., Ltd.	136,000	690,805
Asustek Computer, Inc.	97,000	773,095
AU Optronics Corp.†	1,464,000	577,293
Catcher Technology Co., Ltd.	149,000	709,536
Chang Hwa Commercial Bank	1,336,430	723,493
Cheng Shin Rubber Industry Co., Ltd.	216,200	556,313
China Life Insurance Co., Ltd.	509,000	502,630
CTBC Financial Holding Co., Ltd.	897,730	565,497
Delta Electronics, Inc.	115,000	520,727
Feng Hsin Iron & Steel Co.	342,000	603,439
First Financial Holding Co., Ltd.	1,312,000	758,495
Formosa Taffeta Co., Ltd.	712,000	651,934
Fubon Financial Holding Co., Ltd.	653,000	894,685
Hermes Microvision Inc	22,000	592,558
Hon Hai Precision Industry Co., Ltd.	54,000	146,529
Hua Nan Financial Holdings Co., Ltd.	1,229,550	669,741

Lite-On Technology Corp.	409,000	692,954
President Chain Store Corp.	74,000	516,834
Taiwan Semiconductor Manufacturing Co., Ltd.	504,000	1,692,660

		12,839,218

Thailand - 0.2%

Advanced Info Service PCL	95,400	711,277
Airports of Thailand PCL	51,200	260,056
Bank of Ayudhya PCL	308,100	363,709
Banpu PCL	23,200	198,919
Kasikornbank PCL	5,800	28,649

		1,562,610

Turkey - 0.2%

Akbank TAS	81,249	270,199
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,408	62,469
Arcelik AS	6,131	30,975
BIM Birlesik Magazalar AS	6,092	112,054
Coca-Cola Icecek AS	3,784	88,719
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,189	10,727
Enka Insaat ve Sanayi AS	32,180	77,185
Eregli Demir ve Celik Fabrikalari TAS	32,786	35,540
Ford Otomotiv Sanayi AS	1,815	22,701
Haci Omer Sabanci Holding AS	34,165	145,793
KOC Holding AS	13,205	53,371
Koza Altin Isletmeleri AS	1,082	17,036
TAV Havalimanlari Holding AS	3,205	17,371
Turk Hava Yollari	21,788	67,541
Turkcell Iletisim Hizmetleri AS†	20,970	110,057
Turkiye Garanti Bankasi AS	49,661	171,484
Turkiye Halk Bankasi AS	33,912	216,238
Turkiye Is Bankasi, Class C	37,201	87,221
Turkiye Vakiflar Bankasi Tao, Class D	14,885	29,204
Yapi Ve Kredi Bankasi AS	5,355	10,664

		1,636,549

United Kingdom - 17.6%

3i Group PLC	39,338	218,549
Aberdeen Asset Management PLC	366,222	1,998,856
Admiral Group PLC#	6,469	126,415
Aggreko PLC#	23,095	582,309
AMEC PLC	47,619	766,732
Anglo American PLC	57,314	1,313,197
Antofagasta PLC	118,047	1,564,116
ARM Holdings PLC	196,524	2,664,842
Associated British Foods PLC	119,288	3,410,679
AstraZeneca PLC	137,082	6,751,217
Aviva PLC	110,660	663,323
Babcock International Group PLC	180,236	3,178,568
BAE Systems PLC	450,977	3,040,824
Barclays PLC	621,369	2,728,479
BG Group PLC	192,773	3,665,545
BHP Billiton PLC	251,639	7,323,544
BP PLC	1,620,928	11,208,334
British American Tobacco PLC	105,399	5,316,615
British Land Co. PLC	35,487	306,868
British Sky Broadcasting Group PLC	279,856	3,640,852
BT Group PLC	898,450	4,529,244
Bunzl PLC	12,928	272,670
Burberry Group PLC	87,835	2,088,049
Capita PLC	24,753	365,760
Carnival PLC#	7,040	263,147
Centrica PLC	839,921	5,022,975
Cobham PLC	41,865	184,708
Compass Group PLC	69,058	916,084
Croda International PLC	60,990	2,456,477
Diageo PLC	100,389	3,071,009
Direct Line Insurance Group PLC	29,336	98,562
easyJet PLC#	6,091	116,386
Fresnillo PLC	6,206	125,315
G4S PLC	55,036	221,752
GKN PLC	63,088	320,677
GlaxoSmithKline PLC	255,114	6,505,489
Hammerson PLC	28,296	212,016
Hargreaves Lansdown PLC#	32,808	507,663
HSBC Holdings PLC	1,343,054	14,069,800
ICAP PLC	21,465	122,213
IMI PLC	12,592	280,023
Imperial Tobacco Group PLC	37,300	1,232,378
Inmarsat PLC	17,554	189,064
InterContinental Hotels Group PLC	10,340	288,911
Intertek Group PLC	6,099	302,641
Intu Properties PLC	43,021	203,942
Invensys PLC	25,485	193,087
Investec PLC	21,455	136,653
ITV PLC	577,506	1,473,106
J Sainsbury PLC	47,681	284,186
Johnson Matthey PLC	7,866	346,316
Kingfisher PLC	88,369	527,240
Land Securities Group PLC	29,169	399,144
Legal & General Group PLC	220,383	637,974
Lloyds Banking Group PLC†	2,012,818	2,263,027
London Stock Exchange Group PLC	6,975	168,623
Marks & Spencer Group PLC	402,244	2,940,378
Meggitt PLC	121,718	993,118
Melrose Industries PLC	46,848	213,735
National Grid PLC	140,102	1,612,087
Next PLC	38,512	2,920,840
Old Mutual PLC	262,532	736,391
Pearson PLC	31,344	617,373
Persimmon PLC	11,340	193,134
Prudential PLC	97,596	1,630,416
Reckitt Benckiser Group PLC	24,371	1,656,116
Reed Elsevier PLC	44,773	549,180
Rexam PLC	30,808	232,939
Rio Tinto PLC	48,141	2,173,218
Rolls-Royce Holdings PLC	200,315	3,451,962
Royal Bank of Scotland Group PLC†	507,847	2,626,255
Royal Dutch Shell PLC, Class A	292,043	9,447,590
Royal Dutch Shell PLC, Class B	106,980	3,602,550
RSA Insurance Group PLC	138,202	254,008
SABMiller PLC	36,865	1,756,167
Sage Group PLC	181,884	969,900
Schroders PLC	21,700	777,827
Segro PLC	25,683	116,219
Serco Group PLC	19,011	161,301
Severn Trent PLC	9,353	244,665
Smith & Nephew PLC	33,645	391,048
Smiths Group PLC	31,086	617,591
SSE PLC	36,482	883,660
Standard Chartered PLC	92,637	2,068,694
Standard Life PLC	583,998	2,997,433
Tate & Lyle PLC	130,254	1,624,930
Tesco PLC	308,859	1,754,451
Travis Perkins PLC	9,100	222,111
TUI Travel PLC#	19,064	101,748
Tullow Oil PLC	33,510	523,459
Unilever PLC	72,024	2,744,628
United Utilities Group PLC	26,016	273,551
Vedanta Resources PLC#	3,357	60,451
Vodafone Group PLC	2,692,398	8,605,596
Weir Group PLC	8,167	275,277
Whitbread PLC	6,893	329,008
William Hill PLC	31,701	203,976
WM Morrison Supermarkets PLC	86,159	387,477

		174,808,633

United States - 0.0%

Southern Copper Corp.	2,100	57,750

Total Common Stock
(cost $895,163,531)		959,254,224

EXCHANGE-TRADED FUNDS - 0.4%
United States - 0.4%

iShares MSCI Chile Investable Market Index Fund	34,660	1,640,804
iShares MSCI Emerging Markets Index Fund	70,849	2,695,096

Total Exchange-Traded Funds
(cost $4,881,221)		4,335,900

PREFERRED SECURITIES - 1.7%
Brazil - 0.5%

AES Tiete SA	13,200	111,201
Banco Bradesco SA	66,500	772,319
Banco do Estado do Rio Grande do Sul SA, Class B	6,500	38,903
Bradespar SA	9,900	102,363
Braskem SA, Class A†	7,900	58,109
Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,600	188,400
Cia de Bebidas das Americas	24,900	868,283
Cia Energetica de Minas Gerais	24,489	190,907
Cia Energetica de Sao Paulo, Class B	12,300	109,548
Cia Paranaense de Energia, Class B	8,800	105,300
Gerdau SA	24,700	177,541
Itau Unibanco Holding SA	72,200	877,554
Itausa - Investimentos Itau SA	30,400	106,517
Klabin SA	5,000	25,797
Metalurgica Gerdau SA	800	7,098
Oi SA	27,600	40,950
Petroleo Brasileiro SA	95,100	669,620
Suzano Papel e Celulose SA	2,900	11,425
Telefonica Brasil SA	4,700	91,559
Usinas Siderurgicas de Minas Gerais SA, Class A†	1,400	6,050
Vale SA	57,400	748,188

		5,307,632

Colombia - 0.1%

Bancolombia SA	21,135	293,912
Grupo Aval Acciones y Valores Senior Notes	78,057	55,728
Grupo de Inversiones Suramericana SA	12,877	259,683

		609,323

Germany - 0.9%

Bayerische Motoren Werke AG	38,128	2,795,741
Fuchs Petrolub SE#	4,847	392,178
Henkel AG & Co. KGaA	37,192	3,603,047
Porsche Automobil Holding SE	6,003	504,594
RWE AG#	22,618	614,452
Volkswagen AG	5,461	1,242,137

		9,152,149

Russia - 0.1%

AK Transneft OAO	70	160,584
Surgutneftegas OAO	377,000	254,367

		414,951

South Korea - 0.1%

Hyundai Motor Co.	7,301	684,027
Samsung Electronics Co., Ltd.	159	131,634

		815,661

Total Preferred Securities
(cost $16,208,598)		16,299,716

RIGHTS† - 0.0%
Hong Kong - 0.0%

China Merchants Bank
Expires 09/19/2013
(subscription price 11.68 HKD)	41,847	9,498
New World Hotels
Expires 12/31/2013(1)	3,450	0

		9,498

Italy - 0.0%
Fiat Industrial SpA
Expires 09/10/2013
(subscription price 8.90 EUR)	31,826	16

Total Rights
(cost $0)		9,514

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

National Grid Gas PLC
Senior Bonds
4.19% due 12/16/2024	GBP 5,000	15,282
National Grid Gas PLC
Senior Bonds
7.00% due 12/14/2022	GBP 5,000	9,908

Total Foreign Corporate Bonds & Notes
(cost $15,669)		25,190

Total Long-Term Investment Securities
(cost $916,269,019)		979,924,544

SHORT-TERM INVESTMENT SECURITIES - 5.9%
Registered Investment Companies - 4.9%

State Street Navigator Securities Lending Prime Portfolio(4)	49,132,097	49,132,097

Time Deposits - 0.9%

Euro Time Deposit with State Street
Bank & Trust Co.
0.01% due 09/03/2013	$8,534,000	8,534,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills Disc. Notes
0.00% due 09/26/2013@	420,000	419,999
0.02% due 11/14/2013@	450,000	449,984

		869,983

Total Short-Term Investment Securities
(cost $58,536,082)		58,536,080

REPURCHASE AGREEMENT - 0.1%

State Street Bank & Trust Co. bearing interest at 0.00% dated 08/31/2013 to be repurchased 09/03/2013 in the amount of $985,000 and collateralized by $1,125,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $1,007,164 (cost $985,000)	985,000	985,000

TOTAL INVESTMENTS -
(cost $975,790,101)(5)	104.9%	1,039,445,624
Liabilities in excess of other assets	(4.9)	(48,216,159)

NET ASSETS -	100.0%	$991,229,465

#	The security or a portion thereof is out on loan.
†	Non-income producing security

@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	Consists of more than one type of securities traded together as a unit.
(4)	At August 31, 2013, the Fund had loaned securities with a total value of $46,609,631. This was secured by collateral of $49,132,097, which was received in cash and subsequently invested in short-term investments currently valued at $49,132,097 as reported in the portfolio of investments. Additional collateral of $176,004 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
United States Treasury Bills	zero coupon	10/24/2013	$17
United States Treasury Notes/Bonds	0.25% to 5.13%	11/30/2013 to 02/15/2043	175,987

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

BR—Bearer Shares

CDI—Chess Depository Interest

CPO—Certification de Participacion Ordinario

CVA—Certification Van Aandelen (Dutch Cert.)

EUR—Euro Dollar

FDR—Federal Depository Receipt

GBP—Pound Sterling

GDR—Global Depository Receipt

HKD—Hong Kong Dollar

ISE—Irish Stock Exchange

LSE—London Stock Exchange

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2013	Unrealized Appreciation (Depreciation)

125	Long	E-Mini MSCI EAFE	September 2013	$10,805,389	$10,573,125	$(232,264)
5	Long	SPI 200 Index	September 2013	535,877	569,410	33,533

						$(198,731)

Industry Allocation*
Banks-Commercial	10.0%
Medical-Drugs	7.9
Diversified Banking Institutions	5.6
Oil Companies-Integrated	5.4
Registered Investment Companies	4.9
Auto-Cars/Light Trucks	4.2
Telephone-Integrated	3.2
Food-Misc./Diversified	3.0
Insurance-Multi-line	2.3
Chemicals-Diversified	2.1
Insurance-Life/Health	2.0
Electric-Integrated	1.9
Diversified Minerals	1.6
Cellular Telecom	1.6
Food-Retail	1.5
Real Estate Operations & Development	1.5
Brewery	1.4
Gas-Distribution	1.1
Oil Companies-Exploration & Production	1.1
Real Estate Investment Trusts	1.0
Tobacco	1.0
Electronic Components-Misc.	1.0
Insurance-Property/Casualty	0.9
Time Deposits	0.9
Aerospace/Defense	0.9
Electronic Components-Semiconductors	0.9
Retail-Apparel/Shoe	0.8
Telecom Services	0.8
Import/Export	0.8
Transport-Rail	0.7
Steel-Producers	0.7
Investment Management/Advisor Services	0.7
Diversified Operations	0.6
Machinery-Construction & Mining	0.6
Soap & Cleaning Preparation	0.6
Metal-Diversified	0.6
Building-Heavy Construction	0.6
Machinery-General Industrial	0.6
Building Products-Cement	0.6
Retail-Jewelry	0.6
Electric Products-Misc.	0.6
Rubber-Tires	0.5
Diversified Manufacturing Operations	0.5
Cosmetics & Toiletries	0.5
Cable/Satellite TV	0.5
Auto/Truck Parts & Equipment-Original	0.4
Diversified Financial Services	0.4
Power Converter/Supply Equipment	0.4
Aerospace/Defense-Equipment	0.4
Exchange-Traded Funds	0.4
Beverages-Wine/Spirits	0.4
Athletic Footwear	0.4
Machinery-Electrical	0.4
Retail-Major Department Stores	0.4
Finance-Investment Banker/Broker	0.4
Office Automation & Equipment	0.4
Audio/Video Products	0.4
Apparel Manufacturers	0.4
Building & Construction Products-Misc.	0.4
Insurance-Reinsurance	0.4
Transport-Marine	0.4
Finance-Other Services	0.4
Metal Processors & Fabrication	0.4
Auto-Heavy Duty Trucks	0.4
Engineering/R&D Services	0.3
Industrial Gases	0.3
Building-Maintenance & Services	0.3
Industrial Automated/Robotic	0.3
Retail-Misc./Diversified	0.3
Building-Residential/Commercial	0.3
Food-Baking	0.3
Oil-Field Services	0.3
Transactional Software	0.3
Food-Confectionery	0.3
Advertising Services	0.3
Enterprise Software/Service	0.3
Computer Aided Design	0.3
Medical-Generic Drugs	0.3
Beverages-Non-alcoholic	0.3
Metal-Iron	0.3
Chemicals-Specialty	0.3
Casino Hotels	0.2
Agricultural Chemicals	0.2
Building & Construction-Misc.	0.2
Medical Products	0.2
Real Estate Management/Services	0.2
Airport Development/Maintenance	0.2

Wireless Equipment	0.2
Chemicals-Plastics	0.2
Distribution/Wholesale	0.2
Medical-Biomedical/Gene	0.2
Coffee	0.2
Retail-Discount	0.2
Television	0.2
Steel Pipe & Tube	0.2
Sugar	0.2
Applications Software	0.2
Satellite Telecom	0.2
Textile-Apparel	0.2
Finance-Leasing Companies	0.2
Commercial Services	0.2
Metal-Copper	0.2
Coal	0.2
Multimedia	0.2
Computer Services	0.2
Publishing-Periodicals	0.2
Computers	0.2
Oil & Gas Drilling	0.2
Commercial Services-Finance	0.2
Toys	0.2
Transport-Services	0.1
Airlines	0.1
Retail-Convenience Store	0.1
Semiconductor Components-Integrated Circuits	0.1
Oil Refining & Marketing	0.1
Water	0.1
Semiconductor Equipment	0.1
Transport-Truck	0.1
Electric-Generation	0.1
Web Portals/ISP	0.1
Investment Companies	0.1
Diversified Operations/Commercial Services	0.1
Public Thoroughfares	0.1
Gold Mining	0.1
Paper & Related Products	0.1
Medical-Wholesale Drug Distribution	0.1
Machine Tools & Related Products	0.1
Optical Supplies	0.1
Advertising Agencies	0.1
Textile-Products	0.1
Computers-Memory Devices	0.1
Repurchase Agreements	0.1
Building Products-Doors & Windows	0.1
Retail-Regional Department Stores	0.1
Food-Catering	0.1
Non-Ferrous Metals	0.1
Lottery Services	0.1
U.S. Government Treasuries	0.1
Printing-Commercial	0.1
Electronics-Military	0.1
Containers-Paper/Plastic	0.1
Rubber & Vinyl	0.1
Filtration/Separation Products	0.1
Internet Content-Entertainment	0.1
Photo Equipment & Supplies	0.1
Security Services	0.1
Internet Application Software	0.1
Retail-Building Products	0.1
Electric-Distribution	0.1
Food-Meat Products	0.1
Finance-Credit Card	0.1
Computers-Periphery Equipment	0.1
Electronic Measurement Instruments	0.1
Broadcast Services/Program	0.1
Motorcycle/Motor Scooter	0.1
Dialysis Centers	0.1
Computer Data Security	0.1
E-Commerce/Services	0.1
Machinery-Farming	0.1
Publishing-Books	0.1
Building Products-Air & Heating	0.1
Energy-Alternate Sources	0.1
Mining Services	0.1
Gas-Transportation	0.1
Finance-Consumer Loans	0.1
Publishing-Newspapers	0.1

104.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$68,056,549	$—	$0	$68,056,549
Austria	4,602,171	—	0	4,602,171
France	78,458,832	—	—	78,458,832
Germany	71,983,268	—	—	71,983,268
Ireland	2,058,742	—	0	2,058,742
Japan	200,267,303	—	—	200,267,303
Switzerland	82,533,850	—	—	82,533,850
United Kingdom	174,808,633	—	—	174,808,633
Other Countries*	276,484,876	—	—	276,484,876
Exchange-Traded Funds	4,335,900	—	—	4,335,900
Preferred Securities	16,299,716	—	—	16,299,716
Rights:
Hong Kong	9,498	—	0	9,498
Italy	16	—	—	16
Foreign Corporate Bonds & Notes	—	25,190	—	25,190
Short-Term Investment Securities:
Registered Investment Companies	49,132,097	—	—	49,132,097
Time Deposits	—	8,534,000	—	8,534,000
U.S. Government Treasuries	—	869,983	—	869,983
Repurchase Agreement	—	985,000	—	985,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	33,533	—	—	33,533

Total	$1,029,064,984	$10,414,173	$—	$1,039,479,157

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$232,264	$—	$—	$232,264

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $941,103,515 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Principal Amount(3)		Value (Note 1)
CORPORATE BONDS & NOTES - 15.5%
Australia - 0.4%

Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/10/2014*		$400,000	$402,240
Westpac Banking Corp. Senior Notes 1.13% due 09/25/2015		270,000	271,987

			674,227

Austria - 0.1%

ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		200,000	179,000

Belgium - 0.3%

Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	531,673

Brazil - 1.0%

Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	1,600,000	606,886
Banco do Brasil SA Sub. Notes 5.88% due 01/26/2022*		375,000	352,500
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	170,700
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	500,000	170,792
Hypermarcas SA Senior Notes 6.50% due 04/20/2021*		270,000	268,988
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	500,000	182,317

			1,752,183

British Virgin Islands - 0.4%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		520,000	411,465
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		250,000	225,882

			637,347

Cayman Islands - 0.5%

Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017		300,000	321,000
Country Garden Holdings Co., Ltd. Company Guar. Notes
7.50% due 01/10/2023*		200,000	184,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018		300,000	332,100

			837,100

Chile - 0.1%

Automotores Gildemeister SA Company Guar. Notes 6.75% due 01/15/2023*		300,000	213,000

Colombia - 0.5%

Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	268,320
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*		330,000	334,950
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	80,000,000	42,775
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	200,000

			846,045

Germany - 0.1%

Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020		200,000	202,000

Indonesia - 0.7%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	276,660
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/2021*		480,000	434,400
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		600,000	459,000

			1,170,060

Ireland - 0.8%

Federal Grid Co. OJS via Federal Grid Finance, Ltd. Notes 8.45% due 03/13/2019	RUB	15,000,000	440,250
OJSC Novolipetsk Steel via Steel Funding, Ltd. Notes 4.95% due 09/26/2019*		200,000	193,000
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		200,000	179,000
Russian Railways via RZD Capital PLC Senior Notes 8.30% due 04/02/2019	RUB	6,000,000	180,458
Sibur Securities, Ltd. Company Guar. Notes 3.91% due 01/31/2018*		200,000	188,500
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		260,000	261,820

			1,443,028

Jersey - 0.3%

Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		300,000	323,250

Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		250,000	237,500

			560,750

Kazakhstan - 0.6%

Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		400,000	350,000
Development Bank of Kazakhstan JSC Senior Notes 5.50% due 12/20/2015		310,000	325,113
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		250,000	262,500

			937,613

Luxembourg - 1.0%

Andrade Gutierrez International SA Company Guar. Notes 4.00% due 04/30/2018*		200,000	185,000
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	825,000	305,146
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	177,500
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	243,600
MHP SA Company Guar. Notes 8.25% due 04/02/2020*		325,000	286,812
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023*		200,000	194,000
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		350,000	335,125

			1,727,183

Mexico - 0.3%

Alpek SA de CV Company Guar. Notes 5.38% due 08/08/2023*		310,000	299,925
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		200,000	189,500

			489,425

Netherlands - 2.4%

BMW Finance NV Company Guar. Notes 2.13% due 01/13/2015	EUR	400,000	539,667
Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/2019	GBP	200,000	324,824
Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	494,580
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*		400,000	314,000
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	464,571
Myriad International Holdings BV Company Guar. Notes 6.38% due 07/28/2017		150,000	161,250
Petrobras Global Finance BV Company Guar. Notes 3.25% due 04/01/2019	EUR	400,000	522,057
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023		120,000	104,999
Rabobank Nederland NV Senior Notes 4.20% due 05/13/2014*		700,000	718,332
VimpelCom Holdings BV Company Guar. Notes 9.00% due 02/13/2018*	RUB	12,000,000	359,667

			4,003,947

New Zealand - 0.5%

Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/2014*		800,000	821,867

Peru - 0.4%

Alicorp SAA Senior Notes 3.88% due 03/20/2023*		150,000	135,000
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	174,000
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		310,000	291,400

			600,400

South Africa - 0.2%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	266,400

Sri Lanka - 0.2%

Bank of Ceylon Senior Notes 6.88% due 05/03/2017*		400,000	394,000

SupraNational - 0.1%

Eurasian Development Bank Senior Notes 8.00% due 10/05/2017	RUB	6,000,000	178,934

Sweden - 0.4%

PKO Finance AB Senior Notes 4.63% due 09/26/2022*		305,000	286,730
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	404,055

			690,785

Thailand - 0.4%

Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*		500,000	489,112
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	179,746

			668,858

Turkey - 1.0%

Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	1,336,000	572,801
Arcelik AS Senior Notes 5.00% due 04/03/2023*		250,000	204,375
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		330,000	271,425
Turkiye Garanti Bankasi AS Senior Notes 5.25% due 09/13/2022*		227,000	191,815
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		200,000	170,000
Turkiye Vakiflar Bankasi Tao Senior Notes 5.75% due 04/24/2017*		359,000	359,933

			1,770,349

United Arab Emirates - 0.4%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	217,500
DP World, Ltd. Senior Notes 6.85% due 07/02/2037		410,000	388,475

			605,975

United Kingdom - 1.0%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	694,717
DTEK Finance PLC Company Guar. Notes 7.88% due 04/04/2018*		325,000	306,313
SABMiller PLC Senior Notes 4.50% due 01/20/2015	EUR	400,000	556,336
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		200,000	171,000

			1,728,366

United States - 0.9%

Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	195,248
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/2020		290,000	301,600
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/2020		500,000	473,681
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	500,398

			1,470,927

Venezuela - 0.5%

Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	171,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		700,000	625,450

			796,450

Total Corporate Bonds & Notes
(cost $27,982,637)			26,197,892

GOVERNMENT AGENCIES - 54.5%
Argentina - 0.6%

Republic of Argentina Senior Notes 2.50% due 12/31/2038(1)		1,052,134	344,574
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,210,193	701,912

			1,046,486

Australia - 0.6%

Government of Australia Senior Bonds 4.75% due 06/15/2016	AUD	350,000	328,558
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	625,000	632,770

			961,328

Austria - 1.5%

Republic of Austria Senior Notes 3.40% due 11/22/2022*	EUR	500,000	729,254
Republic of Austria Senior Notes 3.50% due 09/15/2021*	EUR	480,000	709,250
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	740,000	1,179,493

			2,617,997

Belgium - 2.5%

Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	2,550,000	3,228,052
Kingdom of Belgium Bonds 4.25% due 09/28/2014	EUR	750,000	1,033,563

			4,261,615

Brazil - 1.5%

Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		580,000	607,550
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		396,000	382,140
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	341,250
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025		554,000	743,745

Federative Republic of Brazil Senior Bonds 12.50% due 01/05/2022	BRL	1,100,000	516,356

			2,591,041

Canada - 1.1%

Government of Canada Bonds 1.50% due 09/01/2017	CAD	185,000	173,937
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	1,122,104
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	515,378

			1,811,419

Colombia - 1.4%

Republic of Colombia Senior Notes 2.63% due 03/15/2023		420,000	364,350
Republic of Colombia Senior Notes 6.13% due 01/18/2041		904,000	948,070
Republic of Colombia Senior Notes 7.38% due 03/18/2019		580,000	697,450
Republic of Colombia Senior Notes 7.38% due 09/18/2037		270,000	326,700

			2,336,570

Costa Rica - 0.2%

Republic of Costa Rica Senior Bonds 4.38% due 04/30/2025*		200,000	176,500
Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	168,000

			344,500

Denmark - 0.5%

Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	4,100,000	797,837

Dominican Republic - 0.2%

Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	417,300

Egypt - 0.4%

Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		400,000	338,000
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		400,000	300,000

			638,000

El Salvador - 1.0%

Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		225,000	207,000
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,080,800
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032		340,000	345,100

			1,632,900

Finland - 0.3%

Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	240,000	305,193
Government of Finland Senior Bonds 3.38% due 04/15/2020*	EUR	100,000	147,306

			452,499

France - 1.2%

Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	565,045
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	502,555
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	940,978
Government of France Bonds 5.50% due 04/25/2029	EUR	347	596

			2,009,174

Germany - 1.0%

Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	1,080,000	1,624,932

Indonesia - 1.3%

Republic of Indonesia Senior Notes 4.63% due 04/15/2043*		330,000	235,950
Republic of Indonesia Senior Bonds 8.50% due 10/12/2035		830,000	942,050
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		790,000	1,015,150

			2,193,150

Ireland - 0.7%

Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	270,000	370,191
Republic of Ireland Bonds 4.60% due 04/18/2016	EUR	620,000	875,969

			1,246,160

Ivory Coast - 0.3%

Republic of Ivory Coast Senior Notes 7.10% due 12/31/2032(1)		560,000	474,600

Japan - 13.9%

Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	115,000,000	1,196,861
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,951,743

Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,402,765
Government of Japan Senior Bonds 1.10% due 03/20/2021	JPY	180,000,000	1,909,021
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,733,685
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	2,053,643
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	240,000,000	2,567,485
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	1,194,030
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	560,400
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	225,000,000	2,303,030
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	182,700,000	2,090,936
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	170,000,000	1,825,992
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,444,842
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	368,371

			23,602,804

Latvia - 0.6%

Republic of Latvia Senior Notes 2.75% due 01/12/2020*		670,000	619,750
Republic of Latvia Senior Notes 5.25% due 06/16/2021		350,000	368,813

			988,563

Lebanon - 0.8%

Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,330,000	1,283,712

Lithuania - 1.0%

Republic of Lithuania Senior Notes 6.63% due 02/01/2022		600,000	684,750
Republic of Lithuania Senior Notes 6.75% due 01/15/2015		350,000	372,050
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		600,000	708,000

			1,764,800

Malaysia - 0.8%

Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	1,550,000	465,661
Government of Malaysia Senior Bonds 4.16% due 07/15/2021	MYR	2,940,000	901,476

			1,367,137

Mexico - 2.4%

United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	400,000	498,791
United Mexican States Senior Notes 3.63% due 03/15/2022		1,480,000	1,442,260
United Mexican States Series A Senior Notes 6.05% due 01/11/2040		610,000	645,990
United Mexican States Series A Senior Notes 6.75% due 09/27/2034		600,000	694,200
United Mexican States Senior Bonds 7.25% due 12/15/2016	MXN	3,500,000	280,540
United Mexican States Bonds 7.75% due 11/13/2042	MXN	2,900,000	223,143
United Mexican States Bonds 8.50% due 05/31/2029	MXN	2,900,000	248,448

			4,033,372

Morocco - 0.4%

Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		400,000	341,000
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042*		500,000	395,000

			736,000

Netherlands - 1.2%

Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,185,289
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	560,000	847,516

			2,032,805

New Zealand - 1.2%

Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	2,505,000	2,028,204

Nigeria - 0.4%

Federal Republic of Nigeria Senior Notes 6.75% due 01/28/2021		670,000	709,363

Norway - 0.7%

Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	1,300,000	226,120

Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	3,240,000	569,412
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	1,800,000	310,355

			1,105,887

Peru - 1.9%

Republic of Peru Senior Notes 5.63% due 11/18/2050		300,000	294,000
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	339,000
Republic of Peru Senior Notes 7.13% due 03/30/2019		600,000	714,000
Republic of Peru Senior Notes 7.35% due 07/21/2025		931,000	1,154,440
Republic of Peru Senior Notes 8.75% due 11/21/2033		490,000	678,650

			3,180,090

Philippines - 0.8%

Republic of the Philippines Senior Notes 9.88% due 01/15/2019		270,000	354,375
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,072,100

			1,426,475

Poland - 1.3%

Republic of Poland Senior Notes 3.00% due 03/17/2023		1,650,000	1,464,375
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	2,190,000	720,785

			2,185,160

Republic of Belarus - 0.2%

Republic of Belarus Senior Notes 8.75% due 08/03/2015		400,000	378,000

Russia - 0.9%

Russian Federation Senior Notes 5.63% due 04/04/2042*		800,000	796,000
Russian Federation Senior Notes 7.50% due 03/31/2030		607,175	700,261

			1,496,261

Singapore - 0.5%

Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	970,000	807,120

Slovenia - 1.0%

Republic of Slovenia Senior Bonds 4.75% due 05/10/2018*		420,000	405,300
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		260,000	239,850
Republic of Slovenia Senior Notes 5.50% due 10/26/2022		800,000	738,000
Republic of Slovenia Bonds 5.85% due 05/10/2023*		320,000	300,800

			1,683,950

South Africa - 1.4%

Republic of South Africa Senior Notes 4.67% due 01/17/2024		960,000	892,800
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	6,900,000	485,299
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	1,900,000	172,333
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	1,900,000	179,287
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	2,600,000	293,626
Republic of South Africa Bonds 13.50% due 09/15/2015	ZAR	2,700,000	296,946

			2,320,291

Spain - 2.7%

Kingdom of Spain Senior Bonds 4.10% due 07/30/2018	EUR	2,200,000	3,009,106
Kingdom of Spain Senior Bonds 4.60% due 07/30/2019	EUR	1,150,000	1,594,841

			4,603,947

Sri Lanka - 0.5%

Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		320,000	284,800
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		670,000	623,100

			907,900

Sweden - 0.6%

Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	4,340,000	714,800
Kingdom of Sweden Bonds 3.75% due 08/12/2017	SEK	1,900,000	309,264

			1,024,064

Turkey - 1.2%

Republic of Turkey Bonds 6.00% due 01/14/2041		630,000	563,062
Republic of Turkey Senior Notes 7.00% due 06/05/2020		650,000	710,287
Republic of Turkey Senior Notes 7.50% due 11/07/2019		310,000	348,053

Republic of Turkey Senior Notes 11.88% due 01/15/2030		228,000	346,617

			1,968,019

Ukraine - 0.4%

Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	678,375

Uruguay - 0.6%

Republic of Uruguay Senior Notes 4.50% due 08/14/2024		113,000	108,763
Republic of Uruguay Bonds 8.00% due 11/18/2022		771,809	949,325

			1,058,088

Venezuela - 0.8%

Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		870,000	696,000
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		330,000	298,650
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		410,000	405,900

			1,400,550

Total Government Agencies
(cost $98,519,087)			92,228,445

GOVERNMENT TREASURIES - 26.5%
Italy - 6.0%

Republic of Italy Bonds 3.50% due 11/01/2017	EUR	270,000	362,948
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	1,800,000	2,457,238
Republic of Italy Senior Notes 4.50% due 06/08/2015	JPY	110,000,000	1,166,924
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	450,000	628,292
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	1,840,000	2,586,014
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	100,000	139,183
Republic of Italy Senior Bonds 5.00% due 03/01/2025*	EUR	275,000	379,482
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	1,210,000	1,595,006
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	965,313

			10,280,400

United Kingdom - 3.9%

United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	1,100,000	1,680,137
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2020	GBP	1,165,000	1,999,718
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016	GBP	535,000	909,246
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	410,000	714,682
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	785,317
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	520,870

			6,609,970

United States - 16.6%

United States Treasury Bonds
3.00% due 05/15/2042		1,270,000	1,115,616
4.38% due 02/15/2038		110,000	124,627
5.38% due 02/15/2031		700,000	887,032
5.50% due 08/15/2028		380,000	482,184
United States Treasury Notes
0.25% due 12/15/2014		3,840,000	3,841,801
1.25% due 09/30/2015		4,300,000	4,373,908
1.75% due 05/15/2022		490,000	457,538
1.88% due 08/31/2017		1,780,000	1,824,500
2.00% due 02/15/2022		400,000	383,438
2.13% due 12/31/2015		1,450,000	1,504,375
2.38% due 03/31/2016		1,388,000	1,450,893
2.75% due 11/30/2016		2,370,000	2,509,422
2.75% due 12/31/2017		2,150,000	2,275,642
2.75% due 02/28/2018		2,720,000	2,878,100
3.13% due 05/15/2021		3,760,000	3,964,743

			28,073,819

Total Government Treasuries
(cost $45,105,430)			44,964,189

Total Long-Term Investment Securities
(cost $171,607,154)			163,390,526

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Time Deposits - 2.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013
(cost $3,917,000)		3,917,000	3,917,000

TOTAL INVESTMENTS -
(cost $175,524,154)(2)	98.8%	167,307,526
Other assets less liabilities	1.2	2,094,022

NET ASSETS -	100.0%	$169,401,548

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $25,906,012 representing 15.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2013.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombian Peso

DKK - Danish Krone

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

ZAR - South African Rand

Industry Allocation*

Sovereign	64.3%
United States Treasury Notes	15.0
Banks-Commercial	3.4
Time Deposits	2.3
United States Treasury Bonds	1.6
Oil Companies-Integrated	1.1
Brewery	0.6
Auto-Cars/Light Trucks	0.6
Banks-Special Purpose	0.6
Oil Companies-Exploration & Production	0.6
Sovereign Agency	0.5
Real Estate Operations & Development	0.5
Food-Meat Products	0.4
Municipal Bonds	0.4
Oil Refining & Marketing	0.4
Gold Mining	0.4
Steel-Producers	0.4
Electric-Integrated	0.3
Finance-Auto Loans	0.3
Industrial Gases	0.3
Special Purpose Entities	0.3
Warehousing & Harbor Transportation Services	0.3
Independent Power Producers	0.2
Import/Export	0.2
Building Products-Cement	0.2
Cellular Telecom	0.2
Electric-Transmission	0.2
Coal	0.2
Diversified Financial Services	0.2
Sugar	0.2
Petrochemicals	0.2
Diversified Minerals	0.2
Pastoral & Agricultural	0.2
Diversified Operations	0.2
Medical-Drugs	0.2
Transport-Services	0.2
Retail-Major Department Stores	0.1
Electric-Generation	0.1
Appliances	0.1
Pipelines	0.1
Banks-Super Regional	0.1
Metal-Iron	0.1
Building-Heavy Construction	0.1
Telephone-Integrated	0.1
Transport-Rail	0.1
SupraNational Banks	0.1
Gas-Transportation	0.1
Metal-Diversified	0.1
Television	0.1
Food-Misc./Diversified	0.1

98.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$26,197,892	$—	$26,197,892
Government Agencies:
Japan	—	23,602,804	—	23,602,804
Other Countries*	—	68,625,641	—	68,625,641
Government Treasuries:
Italy	—	10,280,400	—	10,280,400
United States	—	28,073,819	—	28,073,819
Other Countries*	—	6,609,970	—	6,609,970
Short-Term Investment Securities:
Time Deposits	—	3,917,000	—	3,917,000

Total Assets	$—	$167,307,526	$—	$167,307,526

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.3%
Australia - 3.0%

BHP Billiton, Ltd.#	139,594	$4,441,783
Brambles, Ltd.	229,781	1,799,747
Commonwealth Bank of Australia	35,133	2,277,717
CSL, Ltd.	88,074	5,329,756
Iluka Resources, Ltd.#	141,605	1,354,882
QBE Insurance Group, Ltd.#	67,271	910,094
WorleyParsons, Ltd.#	63,320	1,240,439

		17,354,418

Austria - 0.3%

Erste Group Bank AG	48,151	1,543,558

Belgium - 0.8%

Anheuser-Busch InBev NV	48,293	4,492,105

Bermuda - 0.5%

Haier Electronics Group Co., Ltd.#	393,000	687,229
Li & Fung, Ltd.#	1,662,800	2,448,810

		3,136,039

Brazil - 0.5%

BM&FBovespa SA	539,500	2,643,289
Tim Participacoes SA ADR#	17,500	345,100

		2,988,389

Canada - 3.4%

Agrium, Inc.	12,578	1,075,931
Canadian National Railway Co (NYSE)	34,190	3,204,629
Canadian National Railway Co (TSX)	12,775	1,198,058
Canadian Pacific Railway, Ltd.	16,189	1,903,856
Cenovus Energy, Inc.#	45,025	1,290,093
CGI Group, Inc. Class A†	80,599	2,674,390
Fairfax Financial Holdings, Ltd.	3,793	1,558,432
Potash Corp. of Saskatchewan, Inc.	38,864	1,149,353
Shoppers Drug Mart Corp.	17,360	971,422
Suncor Energy, Inc.#	94,978	3,201,100
Valeant Pharmaceuticals International, Inc.†	16,610	1,633,427

		19,860,691

Cayman Islands - 1.8%

Baidu, Inc. ADR†#	27,426	3,717,046
Belle International Holdings, Ltd.#	1,022,000	1,412,845
Ctrip.com International, Ltd. ADR†	44,050	2,027,181
Sands China, Ltd.	404,400	2,323,314
Tencent Holdings, Ltd.	24,200	1,135,343

		10,615,729

China - 0.3%

Industrial & Commercial Bank of China, Ltd.	2,288,000	1,501,837

Czech Republic - 0.1%

Komercni Banka AS	2,583	557,044

Denmark - 0.9%

GN Store Nord A/S	26,680	549,270
Novo Nordisk A/S, Class B	22,351	3,734,241
Pandora A/S	22,450	808,228

		5,091,739

Finland - 0.4%

Sampo, Class A	55,624	2,316,472

France - 11.5%

Air Liquide SA#	40,256	5,294,364
AXA SA	129,200	2,814,932
BNP Paribas SA	58,705	3,678,809
Carrefour SA	102,992	3,223,987
Danone SA	88,301	6,575,048
Dassault Systemes SA	25,218	3,221,283
Essilor International SA	19,582	2,114,182
GDF Suez	57,836	1,253,599
L’Oreal SA	23,764	3,965,221
Legrand SA	40,407	2,049,375
LVMH Moet Hennessy Louis Vuitton SA	18,218	3,191,515
Pernod-Ricard SA	37,866	4,396,005
Publicis Groupe SA#	63,231	4,706,620
Sanofi	48,134	4,624,269
Schneider Electric SA	101,760	7,787,035
Technip SA	23,679	2,753,991
Total SA	30,147	1,670,052
Valeo SA	26,150	1,968,948
Vallourec SA	32,620	1,956,864

		67,246,099

Germany - 7.9%

Adidas AG	40,021	4,231,500
Allianz SE	10,293	1,474,646
Bayer AG	91,296	10,140,380
Beiersdorf AG	26,511	2,284,495
Brenntag AG	6,980	1,060,888
Continental AG	22,315	3,368,057
Daimler AG	33,840	2,322,103
Deutsche Boerse AG	48,339	3,389,218
Deutsche Post AG	59,805	1,727,842
Deutsche Telekom AG	120,074	1,538,080
Linde AG	20,492	3,940,613
Merck KGaA	16,022	2,434,121
SAP AG	78,122	5,774,769
Sky Deutschland AG†	272,888	2,286,600

		45,973,312

Hong Kong - 2.4%

AIA Group, Ltd.	709,200	3,104,971
BOC Hong Kong Holdings, Ltd.	407,500	1,284,859
China Mobile, Ltd.	107,500	1,155,482
China Unicom Hong Kong, Ltd.#	810,000	1,228,404
CNOOC, Ltd.	1,286,000	2,553,940
Galaxy Entertainment Group, Ltd.†#	375,000	2,287,396
Hutchison Whampoa, Ltd.	193,000	2,240,004

		13,855,056

India - 1.2%

Housing Development Finance Corp.	79,205	869,133
ICICI Bank, Ltd. ADR	32,730	851,635
Idea Cellular, Ltd.	859,937	2,079,233
Reliance Industries, Ltd.	68,548	881,361
Tata Consultancy Services, Ltd.	36,980	1,136,210
Tata Motors, Ltd. ADR	50,170	1,119,794

		6,937,366

Ireland - 0.8%

Bank of Ireland†#	8,538,371	2,493,927
Ryanair Holdings PLC ADR	48,235	2,289,233

		4,783,160

Israel - 0.6%

Check Point Software Technologies, Ltd.†#	16,430	921,230
Teva Pharmaceutical Industries, Ltd. ADR	63,897	2,442,143

		3,363,373

Italy - 1.4%

Eni SpA	76,136	1,738,802
Luxottica Group SpA	34,375	1,792,281
Prada SpA#	191,300	1,878,598
Saipem SpA	38,944	866,761
UniCredit SpA	358,750	2,028,379

		8,304,821

Japan - 13.7%

Bridgestone Corp.	30,100	990,202
Canon, Inc.	30,700	921,766
Daikin Industries, Ltd.	65,000	3,137,954
Daito Trust Construction Co., Ltd.	11,500	1,054,132
Denso Corp.	99,600	4,564,852
FANUC Corp.	36,600	5,595,213
Fuji Heavy Industries, Ltd.	92,000	2,238,509
Honda Motor Co., Ltd.	99,500	3,592,478
Hoya Corp.	89,600	1,911,820
Inpex Corp.	414	1,878,464
Japan Tobacco, Inc.	87,600	2,975,465
Kakaku.com, Inc.(1)	15,200	279,277
KDDI Corp.#	74,180	3,547,131
Keyence Corp.	13,200	4,369,303
Komatsu, Ltd.	47,800	1,049,132
Kubota Corp.	198,000	2,694,179
Kyocera Corp.	12,500	1,283,292
Lawson, Inc.#	22,600	1,703,315
Mitsubishi Corp.	120,800	2,266,269
Mitsubishi Estate Co., Ltd.	125,000	3,259,154
Murata Manufacturing Co., Ltd.	29,700	2,041,809
Nidec Corp.	8,900	666,242
Oriental Land Co., Ltd.	4,500	726,435
ORIX Corp.	319,700	4,408,757
Rakuten, Inc.	263,543	3,250,502
Shin-Etsu Chemical Co., Ltd.	88,600	5,351,103
Toshiba Corp.#	183,000	728,757
Toyota Motor Corp.	144,175	8,722,305
Unicharm Corp.#	40,000	2,077,710
Yahoo Japan Corp.	5,583	2,769,182

		80,054,709

Jersey - 2.5%

Delphi Automotive PLC#	13,720	754,874
Experian PLC	119,842	2,098,627
Informa PLC	163,340	1,287,156
Shire PLC	46,223	1,702,688
Wolseley PLC	48,145	2,432,297
WPP PLC	338,780	6,273,840

		14,549,482

Mexico - 0.7%

America Movil SAB de CV, Series L ADR	42,674	823,608
Cemex SAB de CV ADR†#	58,540	657,990
Fomento Economico Mexicano SAB de CV ADR	8,303	783,637
Grupo Televisa SAB ADR#	72,111	1,813,592

		4,078,827

Netherlands - 5.1%

Akzo Nobel NV	60,723	3,570,926
ASML Holding NV	57,107	5,004,778
European Aeronautic Defence and Space Co. NV	68,879	3,969,534
Heineken NV	52,537	3,607,176
ING Groep NV CVA†	469,085	5,093,022
Koninklijke DSM NV(1)	32,439	2,392,742
Randstad Holding NV	75,485	3,506,232
Unilever NV CVA	44,807	1,683,305
Yandex NV, Class A†#	22,420	717,440
Ziggo NV	14,440	572,634

		30,117,789

Norway - 0.2%

DNB ASA	65,340	1,014,290
Schibsted ASA	5,770	282,473

		1,296,763

Russia - 0.5%

Magnit OJSC GDR	46,226	2,565,543
Sberbank of Russia ADR	61,597	649,232

		3,214,775

Singapore - 1.3%

Avago Technologies, Ltd.	55,031	2,119,244
DBS Group Holdings, Ltd.#	158,000	1,957,040
Keppel Corp., Ltd.	205,757	1,629,151
Keppel REIT	16,700	15,710
Singapore Telecommunications, Ltd.#	230,950	635,493
United Overseas Bank, Ltd.	96,077	1,498,096

		7,854,734

South Korea - 1.2%

Hyundai Mobis	9,420	2,367,623
NAVER Corp.	1,859	747,552
NHN Entertainment Corp.†	1,264	123,596
Samsung Electronics Co., Ltd.	1,764	2,173,913
Samsung Electronics Co., Ltd. GDR (LSE)	2,110	1,284,990
Samsung Electronics Co., Ltd. GDR (OTC US) †*	280	170,520

		6,868,194

Spain - 1.7%

Amadeus IT Holding SA, Class A#	156,970	5,070,307
Banco Popular Espanol SA†	315,810	1,482,988
Banco Santander SA	107,474	758,510
Inditex SA	18,364	2,430,718

		9,742,523

Sweden - 3.1%

Hennes & Mauritz AB, Class B	41,780	1,535,068
Investment AB Kinnevik, Class B	41,924	1,309,463
Investor AB, Class B	61,591	1,775,050
SKF AB, Class B	105,400	2,791,116
Svenska Cellulosa AB SCA, Class B	131,793	3,219,580
Swedbank AB, Class A	57,007	1,290,267
Telefonaktiebolaget LM Ericsson, Class B	237,360	2,790,006
Volvo AB, Class B	227,100	3,272,507

		17,983,057

Switzerland - 9.7%

ABB, Ltd.	84,015	1,796,871
Adecco SA	43,606	2,746,318
Cie Financiere Richemont SA, Class A†	29,389	2,792,184
Givaudan SA	1,240	1,669,859
Holcim, Ltd.	18,678	1,267,683
Julius Baer Group, Ltd.	91,640	4,038,089
Kuehne & Nagel International AG	7,410	923,015
Nestle SA	107,235	7,036,054
Novartis AG	84,585	6,168,082
Roche Holding AG	49,689	12,394,881
Sika AG	270	739,384
Sonova Holding AG	9,638	1,066,918
Swiss Re AG	17,828	1,368,068
Syngenta AG	13,530	5,304,685
UBS AG	397,590	7,700,115

		57,012,206

Taiwan - 1.1%

Hon Hai Precision Industry Co., Ltd.	442,210	1,199,935
Taiwan Semiconductor Manufacturing Co., Ltd.	448,269	1,505,490
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	232,421	3,848,892

		6,554,317

Turkey - 0.2%

Akbank TAS	422,278	1,404,314

United Kingdom - 17.5%

Aberdeen Asset Management PLC†	222,218	1,212,876
Ashtead Group PLC	247,481	2,473,713
Associated British Foods PLC	67,717	1,936,163
Barclays PLC	492,193	2,161,257
BG Group PLC	452,888	8,611,586
British American Tobacco PLC	101,172	5,103,394
British Sky Broadcasting Group PLC	180,165	2,343,899
BT Group PLC	371,300	1,871,788
Burberry Group PLC	85,163	2,024,529
Capita PLC	220,538	3,258,756
Centrica PLC	219,293	1,311,437
Compass Group PLC	646,727	8,579,115
Diageo PLC	179,468	5,490,121
Hays PLC	480,575	763,366
HSBC Holdings PLC	438,261	4,591,211
Imperial Tobacco Group PLC	59,399	1,962,520
Johnson Matthey PLC	44,999	1,981,171
Kingfisher PLC	803,636	4,794,771
Lloyds Banking Group PLC†	3,400,024	3,822,673
National Grid PLC(1)	149,153	1,716,233
Next PLC	18,439	1,398,457
Reckitt Benckiser Group PLC	38,019	2,583,557
Reed Elsevier PLC	321,374	3,941,935
Rio Tinto PLC	118,268	5,338,946
Rolls-Royce Holdings PLC	105,975	1,826,232
Royal Dutch Shell PLC, Class B	64,867	2,184,396
Schroders PLC	68,364	2,450,478
Smith & Nephew PLC	103,157	1,198,968
Smiths Group PLC	86,243	1,713,403
Standard Chartered PLC	268,406	5,993,824
Telecity Group PLC#	73,612	934,857
Unilever PLC	55,270	2,106,181
Whitbread PLC	93,450	4,460,441

		102,142,254

Total Common Stock
(cost $480,100,928)		562,795,152

PREFERRED SECURITIES - 1.2%
Brazil - 0.6%

Banco Bradesco SA ADR#	173,000	2,010,260
Itau Unibanco Holding SA ADR	107,636	1,309,930

		3,320,190

Germany - 0.6%

Henkel AG & Co. KGaA	22,449	2,174,791
Volkswagen AG	7,439	1,692,045

		3,866,836

Total Preferred Securities
(cost $7,254,116)		7,187,026

Total Long-Term Investment Securities
(cost $487,355,044)		569,982,178

SHORT-TERM INVESTMENT SECURITIES - 7.7%
Registered Investment Companies - 5.9%

State Street Navigator Securities Lending Prime Portfolio(2)	34,203,218	34,203,218
Time Deposits - 1.8%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/03/2013	$10,515,000	10,515,000
Total Short-Term Investment Securities
(cost $44,718,218)		44,718,218

TOTAL INVESTMENTS -
(cost $532,073,262)(3)	105.2%	614,700,396
Liabilities in excess of other assets	(5.2)	(30,298,747)

NET ASSETS -	100.0%	$584,401,649

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $170,520 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $4,388,252 representing 0.8% of net assets.
(2)	At August 31, 2013, the Fund had loaned securities with a total value of $32,280,883. This was secured by collateral of $34,203,218, which was received in cash and subsequently invested in short-term investments currently valued at $34,203,218 as reported in the portfolio of investments.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

GDR - Global Depository Receipt

LSE - London Stock Exchange

NYSE - New York Stock Exchange

OTC - Over The Counter US

TSX - Toronto Stock Exchange

Industry Allocation*

Medical-Drugs	7.3%
Registered Investment Companies	5.9
Banks-Commercial	5.0
Diversified Banking Institutions	4.1
Auto-Cars/Light Trucks	3.4
Food-Misc./Diversified	3.3
Oil Companies-Exploration & Production	2.3
Chemicals-Diversified	2.2
Time Deposits	1.8
Human Resources	1.8
Oil Companies-Integrated	1.7
Tobacco	1.7
Beverages-Wine/Spirits	1.7
Auto/Truck Parts & Equipment-Original	1.6
Industrial Gases	1.6
Food-Catering	1.5
Cosmetics & Toiletries	1.5
Insurance-Life/Health	1.4
Brewery	1.4
Web Portals/ISP	1.3
Power Converter/Supply Equipment	1.3
Agricultural Chemicals	1.3
Telephone-Integrated	1.2
Electronic Components-Misc.	1.1
Retail-Apparel/Shoe	1.1
Insurance-Multi-line	1.1
Advertising Agencies	1.1
Electronic Components-Semiconductors	1.1
Transport-Rail	1.0
Finance-Other Services	1.0
Diversified Minerals	1.0
Food-Retail	1.0
Enterprise Software/Service	1.0
Industrial Automated/Robotic	1.0
Semiconductor Components-Integrated Circuits	0.9
Metal-Diversified	0.9
Medical-Biomedical/Gene	0.9
Transactional Software	0.9
Semiconductor Equipment	0.8
Distribution/Wholesale	0.8
Retail-Building Products	0.8
Advertising Services	0.8
Casino Hotels	0.8
Hotels/Motels	0.8
Rubber-Tires	0.8
Telecom Services	0.8
Soap & Cleaning Preparation	0.7
Finance-Leasing Companies	0.7
Electronic Measurement Instruments	0.7
Athletic Footwear	0.7
Diversified Financial Services	0.7
Aerospace/Defense-Equipment	0.7
Publishing-Periodicals	0.7
Optical Supplies	0.7
Apparel Manufacturers	0.7
Diversified Operations	0.7
Oil-Field Services	0.7
Cellular Telecom	0.7
Investment Management/Advisor Services	0.6
Retail-Jewelry	0.6
Wireless Equipment	0.6
Auto-Heavy Duty Trucks	0.6
Real Estate Management/Services	0.6
E-Commerce/Products	0.6
Computer Aided Design	0.6
Paper & Related Products	0.5
Textile-Apparel	0.5
Building Products-Air & Heating	0.5
Investment Companies	0.5
Engineering/R&D Services	0.5
Gas-Distribution	0.5
Metal Processors & Fabrication	0.5
Chemicals-Specialty	0.5
Machinery-Farming	0.5
Computers-Integrated Systems	0.5
Transport-Services	0.5
Insurance-Property/Casualty	0.5
Electric Products-Misc.	0.4
Rental Auto/Equipment	0.4
Medical-Generic Drugs	0.4
Cable/Satellite TV	0.4
Airlines	0.4
Cable TV	0.4
Import/Export	0.4
Medical Products	0.4
Commercial Services-Finance	0.4
E-Commerce/Services	0.4
Steel Pipe & Tube	0.3
Building Products-Cement	0.3
Aerospace/Defense	0.3
Broadcast Services/Program	0.3
Diversified Operations/Commercial Services	0.3
Diversified Manufacturing Operations	0.3
Retail-Convenience Store	0.3
Insurance-Reinsurance	0.2
Multimedia	0.2
Electric-Integrated	0.2
Commercial Services	0.2
Internet Application Software	0.2
Real Estate Operations & Development	0.2
Machinery-Construction & Mining	0.2
Retail-Drug Store	0.2
Office Automation & Equipment	0.2
Applications Software	0.2
Oil Refining & Marketing	0.2
Finance-Mortgage Loan/Banker	0.1
Beverages-Non-alcoholic	0.1
Building & Construction Products-Misc.	0.1
Resorts/Theme Parks	0.1
Appliances	0.1

105.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
France	$67,246,099	$—	$—	$67,246,099
Germany	45,973,312	—	—	45,973,312
Japan	80,054,709	—	—	80,054,709
Netherlands	30,117,789	—	—	30,117,789
Switzerland	57,012,206	—	—	57,012,206
United Kingdom	102,142,254	—	—	102,142,254
Other Countries*	180,248,783	—	—	180,248,783
Preferred Securities	7,187,026	—	—	7,187,026
Short-Term Investment Securities:
Registered Investment Companies	34,203,218	—	—	34,203,218
Time Deposits	—	10,515,000	—	10,515,000

Total	$604,185,396	$10,515,000	$—	$614,700,396

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $483,847,220 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.4%
Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	25,817	$2,584,282

Applications Software - 2.6%

Citrix Systems, Inc.†	13,515	956,457
Intuit, Inc.#	36,825	2,339,492
Microsoft Corp.	26,010	868,734

		4,164,683

Athletic Footwear - 0.5%

NIKE, Inc., Class B	13,891	872,633

Auto-Cars/Light Trucks - 1.5%

General Motors Co.†	70,920	2,416,954

Auto/Truck Parts & Equipment-Original - 0.6%

Delphi Automotive PLC	18,484	1,016,990

Banks-Fiduciary - 1.2%

State Street Corp.	27,904	1,861,755

Banks-Super Regional - 1.6%

Wells Fargo & Co.	60,711	2,494,008

Beverages-Non-alcoholic - 2.1%

PepsiCo, Inc.	41,597	3,316,529

Beverages-Wine/Spirits - 1.4%

Diageo PLC ADR	17,816	2,185,667

Broadcast Services/Program - 1.0%

Discovery Communications, Inc., Class A†#	19,830	1,537,023

Building-Residential/Commercial - 0.6%

Lennar Corp., Class A#	29,385	934,737

Cable/Satellite TV - 2.9%

Comcast Corp., Class A	69,020	2,905,052
DIRECTV†	30,659	1,783,740

		4,688,792

Casino Hotels - 0.8%

Wynn Resorts, Ltd.#	8,900	1,255,256

Cellular Telecom - 0.9%

Vodafone Group PLC ADR	45,042	1,457,109

Chemicals-Diversified - 1.6%

Celanese Corp., Series A#	8,593	423,120
Dow Chemical Co.	57,993	2,168,938

		2,592,058

Commercial Services-Finance - 1.5%

Mastercard, Inc., Class A	3,980	2,412,198

Computer Services - 0.3%

International Business Machines Corp.	2,670	486,661

Computers - 4.1%

Apple, Inc.	11,862	5,777,387
Hewlett-Packard Co.	35,050	783,017

		6,560,404

Computers-Memory Devices - 1.3%

EMC Corp.	80,203	2,067,633

Cosmetics & Toiletries - 1.9%

Procter & Gamble Co.	39,680	3,090,675

Diversified Banking Institutions - 8.0%

Bank of America Corp.	245,105	3,460,883
Citigroup, Inc.	83,647	4,042,659
JPMorgan Chase & Co.	79,078	3,995,811
Morgan Stanley	49,754	1,281,663

		12,781,016

Diversified Manufacturing Operations - 2.6%

Eaton Corp. PLC	35,854	2,270,275
General Electric Co.	79,640	1,842,870

		4,113,145

E-Commerce/Products - 1.4%
eBay, Inc.†	45,322	2,265,647

Electronic Components-Semiconductors - 0.6%

Skyworks Solutions, Inc.†#	36,689	930,433

Electronic Security Devices - 1.0%

Tyco International, Ltd.	48,278	1,595,105

Entertainment Software - 2.4%

Activision Blizzard, Inc.	80,385	1,311,883
Electronic Arts, Inc.†#	97,278	2,591,486

		3,903,369

Instruments-Controls - 1.5%

Honeywell International, Inc.	29,208	2,324,081

Insurance Brokers - 1.7%

Aon PLC	41,504	2,755,036

Insurance-Reinsurance - 2.4%

Berkshire Hathaway, Inc., Class B†	33,896	3,769,913

Internet Content-Entertainment - 0.7%

Facebook, Inc., Class A†#	27,614	1,139,906

Investment Management/Advisor Services - 2.5%

BlackRock, Inc.	9,208	2,397,027
Invesco, Ltd.	52,603	1,597,027

		3,994,054

Medical Products - 3.1%

Baxter International, Inc.	36,811	2,560,573
Covidien PLC	39,343	2,336,974

		4,897,547

Medical-Biomedical/Gene - 1.2%

Ariad Pharmaceuticals, Inc.†#	36,130	672,018
Celgene Corp.†	8,431	1,180,171

		1,852,189

Medical-Drugs - 4.9%

Abbott Laboratories	51,099	1,703,130
Johnson & Johnson	42,769	3,695,669
Pfizer, Inc.	45,826	1,292,751
Salix Pharmaceuticals, Ltd.†#	16,470	1,102,502

		7,794,052

Medical-HMO - 1.3%

Cigna Corp.	26,674	2,098,977

Medical-Wholesale Drug Distribution - 1.9%

Cardinal Health, Inc.	59,804	3,006,945

Multimedia - 2.0%

Viacom, Inc., Class B	40,093	3,189,799

Oil Companies-Exploration & Production - 4.2%

Anadarko Petroleum Corp.	18,590	1,699,498
Canadian Natural Resources, Ltd.	48,860	1,496,093
ConocoPhillips	24,423	1,619,245
Newfield Exploration Co.†#	21,285	507,009
Noble Energy, Inc.	21,694	1,332,662

		6,654,507

Oil Companies-Integrated - 3.6%

Chevron Corp.	28,536	3,436,591
Exxon Mobil Corp.	25,765	2,245,677

		5,682,268

Oil-Field Services - 1.8%

Halliburton Co.#	60,706	2,913,888

Pharmacy Services - 1.3%

Express Scripts Holding Co.†	31,602	2,018,736

Publishing-Periodicals - 1.2%

Nielsen Holdings NV#	55,855	1,926,997

Retail-Building Products - 1.7%

Lowe’s Cos., Inc.	59,121	2,708,924

Retail-Drug Store - 2.4%

CVS Caremark Corp.	44,181	2,564,707
Walgreen Co.	27,610	1,327,213

		3,891,920

Retail-Jewelry - 0.7%

Tiffany & Co.	15,355	1,184,024

Retail-Perfume & Cosmetics - 0.7%

Ulta Salon Cosmetics & Fragrance, Inc.†	11,275	1,118,931

Retail-Sporting Goods - 0.7%

Dick’s Sporting Goods, Inc.#	22,925	1,063,949

Semiconductor Components-Integrated Circuits - 1.7%

QUALCOMM, Inc.	40,777	2,702,700

Telephone-Integrated - 1.9%

AT&T, Inc.	91,745	3,103,733

Tobacco - 2.8%

Philip Morris International, Inc.	52,976	4,420,317

Transport-Marine - 0.4%

Tidewater, Inc.#	11,980	646,441

Transport-Rail - 0.8%

Union Pacific Corp.	8,119	1,246,591

Transport-Services - 1.2%

FedEx Corp.	17,814	1,912,511

Web Portals/ISP - 3.1%

Baidu, Inc. ADR†	5,450	738,638
Google, Inc., Class A†	4,880	4,132,872

		4,871,510

Total Long-Term Investment Securities (cost $127,253,741)		158,475,208

SHORT-TERM INVESTMENT SECURITIES - 7.1%
Registered Investment Companies - 7.1%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $11,291,799)	11,291,799	11,291,799

REPURCHASE AGREEMENT - 0.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 08/31/2013, to be repurchased 09/03/2013 in the amount of $991,000 and collateralized by $1,130,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $1,011,640 (cost $991,000)	$991,000	991,000

TOTAL INVESTMENTS
(cost $139,536,540)(2)	107.1%	170,758,007
Liabilities in excess of other assets	(7.1)	(11,318,571)

NET ASSETS	100.0%	$159,439,436

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2013, the Fund had loaned securities with a total value of $12,615,773. This was secured by collateral of $11,291,799, which was received in cash and subsequently invested in short-term investments currently valued at $11,291,799 as reported in the portfolio of investments. Additional collateral of $1,815,440 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	01/25/2032 to 05/25/2042	$1,815,440

(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	12,781,016	—	—	12,781,016
Other Industries*	145,694,192	—	—	145,694,192
Short-Term Investment Securities:
Registered Investment Companies	11,291,799	—	—	11,291,799
Repurchase Agreement	—	991,000	—	991,000

Total	$169,767,007	$991,000	$—	$170,758,007

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.8%
Aerospace/Defense - 1.8%

Boeing Co.	65,082	$6,763,321

Aerospace/Defense-Equipment - 1.5%

United Technologies Corp.	55,043	5,509,804

Apparel Manufacturers - 2.2%

Michael Kors Holdings, Ltd.†#	98,040	7,263,784
Prada SpA	83,000	815,074

		8,078,858

Applications Software - 4.3%

Citrix Systems, Inc.†	22,516	1,593,457
Microsoft Corp.	126,428	4,222,695
Red Hat, Inc.†	61,924	3,128,401
Salesforce.com, Inc.†#	111,924	5,498,826
ServiceNow, Inc.†#	29,452	1,380,710

		15,824,089

Athletic Footwear - 1.2%

NIKE, Inc., Class B	69,715	4,379,496

Auto-Cars/Light Trucks - 0.9%

General Motors Co.†	93,200	3,176,256

Brewery - 0.6%

Anheuser-Busch InBev NV ADR	22,828	2,130,994

Cable/Satellite TV - 4.9%

Comcast Corp., Class A	160,752	6,766,051
DIRECTV†	34,626	2,014,541
DISH Network Corp., Class A#	176,153	7,919,839
Time Warner Cable, Inc.	13,405	1,439,027

		18,139,458

Casino Hotels - 1.2%

Las Vegas Sands Corp.	76,289	4,298,885

Cellular Telecom - 1.1%

Sprint Corp.†#	578,109	3,879,111

Chemicals-Diversified - 0.6%

LyondellBasell Industries NV, Class A	31,117	2,182,858

Commercial Services - 0.7%

CoStar Group, Inc.†#	17,697	2,628,181

Commercial Services-Finance - 2.2%

Alliance Data Systems Corp.†#	16,253	3,180,712
Mastercard, Inc., Class A	8,217	4,980,159

		8,160,871

Computers - 5.1%

Apple, Inc.	38,974	18,982,287

Computers-Memory Devices - 1.5%

EMC Corp.	221,821	5,718,545

Consulting Services - 0.6%

Verisk Analytics, Inc., Class A†	33,122	2,059,526

Cosmetics & Toiletries - 1.4%

Estee Lauder Cos., Inc., Class A#	38,176	2,495,183
Procter & Gamble Co.	33,582	2,615,702

		5,110,885

Data Processing/Management - 0.3%

CommVault Systems, Inc.†#	11,862	994,391

Diversified Banking Institutions - 2.1%

Citigroup, Inc.	82,518	3,988,095
Goldman Sachs Group, Inc.	24,898	3,787,733

		7,775,828

Diversified Manufacturing Operations - 2.4%

Danaher Corp.	29,577	1,937,885
General Electric Co.	112,346	2,599,686
Ingersoll-Rand PLC	28,148	1,664,673
Pentair, Ltd.	43,264	2,600,599

		8,802,843

E-Commerce/Products - 2.2%

Amazon.com, Inc.†	19,239	5,405,774
eBay, Inc.†	53,330	2,665,967

		8,071,741

E-Commerce/Services - 2.5%

priceline.com, Inc.†	9,763	9,162,868

Electronic Components-Semiconductors - 1.6%

Altera Corp.	132,101	4,645,992
Freescale Semiconductor, Ltd.†	84,701	1,212,918

		5,858,910

Electronic Forms - 0.7%

Adobe Systems, Inc.†	59,453	2,719,975

Engineering/R&D Services - 0.8%

Foster Wheeler AG†#	65,678	1,522,416
Jacobs Engineering Group, Inc.†	22,115	1,288,862

		2,811,278

Engines-Internal Combustion - 0.3%

Cummins, Inc.#	7,793	960,098

Enterprise Software/Service - 0.7%

QLIK Technologies, Inc.†#	35,874	1,176,308
Workday, Inc., Class A†#	18,830	1,365,740

		2,542,048

Finance-Credit Card - 1.4%

Visa, Inc., Class A#	28,875	5,036,378

Finance-Other Services - 0.3%

CME Group, Inc.	15,482	1,100,925

Food-Misc./Diversified - 1.2%

Mondelez International, Inc., Class A	138,501	4,247,826

Food-Retail - 0.3%

Whole Foods Market, Inc.#	23,594	1,244,584

Instruments-Controls - 1.3%

Honeywell International, Inc.	61,554	4,897,852

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.#	13,891	1,233,938

Insurance Brokers - 0.5%

Aon PLC	26,529	1,760,995

Internet Application Software - 0.6%

Splunk, Inc.†#	38,285	2,113,715

Internet Content-Entertainment - 4.1%

Facebook, Inc., Class A†	366,629	15,134,445

Internet Content-Information/News - 1.1%

LinkedIn Corp., Class A†	17,511	4,203,340

Internet Infrastructure Software - 0.4%

F5 Networks, Inc.†#	19,774	1,648,756

Internet Security - 0.2%

Symantec Corp.	23,556	603,269

Investment Management/Advisor Services - 0.5%

BlackRock, Inc.#	7,458	1,941,467

Machinery-General Industrial - 0.4%

Roper Industries, Inc.	11,377	1,407,335

Machinery-Pumps - 0.1%

Flowserve Corp.	6,757	376,973

Medical-Biomedical/Gene - 7.9%

Amgen, Inc.	24,909	2,713,586
Biogen Idec, Inc.†	6,095	1,298,357
Celgene Corp.†	54,992	7,697,780
Gilead Sciences, Inc.†#	225,492	13,590,403
Illumina, Inc.†#	50,358	3,919,867

		29,219,993

Medical-Drugs - 2.6%

Abbott Laboratories	28,001	933,273
Allergan, Inc.	35,117	3,103,640
Bristol-Myers Squibb Co.	45,692	1,904,900
Johnson & Johnson	10,203	881,641
Pfizer, Inc.	66,589	1,878,476
Zoetis, Inc.#	30,010	874,792

		9,576,722

Medical-Generic Drugs - 0.2%

Actavis, Inc.†	5,022	678,874

Medical-HMO - 1.3%

UnitedHealth Group, Inc.	65,246	4,680,748

Medical-Hospitals - 0.3%

HCA Holdings, Inc.	24,329	929,125

Multimedia - 1.4%

Viacom, Inc., Class B	50,974	4,055,492
Walt Disney Co.	16,499	1,003,634

		5,059,126

Networking Products - 1.0%

Cisco Systems, Inc.	160,053	3,730,835

Oil Companies-Exploration & Production - 2.7%

Anadarko Petroleum Corp.	66,959	6,121,392
Cobalt International Energy, Inc.†	91,165	2,224,426
EOG Resources, Inc.	10,322	1,621,070

		9,966,888

Oil-Field Services - 3.6%

Halliburton Co.#	81,421	3,908,208
Schlumberger, Ltd.	68,671	5,558,231
Weatherford International, Ltd.†#	257,060	3,832,764

		13,299,203

Pharmacy Services - 1.1%

Express Scripts Holding Co.†	63,067	4,028,720

Private Equity - 1.0%

Blackstone Group LP	90,196	1,969,881
KKR & Co. LP	80,626	1,540,763

		3,510,644

Radio - 0.3%

Sirius XM Radio, Inc.#	283,847	1,016,172

Real Estate Investment Trusts - 0.6%

American Tower Corp.	32,649	2,268,779

Rental Auto/Equipment - 0.5%

United Rentals, Inc.†#	36,809	2,016,029

Retail-Apparel/Shoe - 1.3%

Gap, Inc.	49,279	1,992,843
PVH Corp.	6,674	859,278
Urban Outfitters, Inc.†	47,195	1,978,886

		4,831,007

Retail-Building Products - 2.2%

Home Depot, Inc.	39,186	2,918,965
Lowe’s Cos., Inc.	116,308	5,329,233

		8,248,198

Retail-Discount - 0.4%

Dollar General Corp.†	30,605	1,651,752

Retail-Restaurants - 1.9%

McDonald’s Corp.	5,911	557,762
Starbucks Corp.	91,352	6,442,143

		6,999,905

Semiconductor Components-Integrated Circuits - 1.8%

Analog Devices, Inc.#	28,201	1,305,142
QUALCOMM, Inc.	80,984	5,367,620

		6,672,762

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	117,187	1,758,977

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†#	67,125	1,337,130

Television - 0.5%

CBS Corp., Class B	39,501	2,018,501

Therapeutics - 0.4%

Onyx Pharmaceuticals, Inc.†#	13,452	1,662,398

Tobacco - 0.4%

Philip Morris International, Inc.	19,900	1,660,456

Transport-Services - 0.9%

FedEx Corp.#	31,342	3,364,877

Transport-Truck - 0.4%

J.B. Hunt Transport Services, Inc.	19,054	1,371,888

Web Portals/ISP - 3.8%

Baidu, Inc. ADR†	5,194	703,943
Google, Inc., Class A†	15,667	13,268,382

		13,972,325

Wireless Equipment - 0.3%

Telefonaktiebolaget LM Ericsson ADR	96,990	1,142,542

Total Long-Term Investment Securities
(cost $315,680,884)		360,349,779

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Registered Investment Companies - 4.6%
State Street Navigator Securities Lending Prime Portfolio(3)	17,251,188	17,251,188

Time Deposits - 0.6%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/03/2013	$2,142,000	2,142,000

Total Short-Term Investment Securities
(cost $19,393,188)		19,393,188

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)
(cost $6,321,000)	6,321,000	6,321,000

TOTAL INVESTMENTS
(cost $341,395,072)(2)	104.7%	386,063,967
Liabilities in excess of other assets	(4.7)	(17,498,436)

NET ASSETS	100.0%	$368,565,531

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At August 31, 2013, the Fund had loaned securities with a total value of $16,859,613. This was secured by collateral of $17,251,188, which was received in cash and subsequently invested in short-term investments currently valued at $17,251,188 as reported in the portfolio of investments.
ADR-	American Depostory Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$18,982,287	$—	$—	$18,982,287
Medical-Biomedical/Gene	29,219,993	—	—	29,219,993
Other Industries*	312,147,499	—	—	312,147,499
Short-Term Investment Securities:
Registered Investment Companies	17,251,188	—	—	17,251,188
Time Deposits	—	2,142,000	—	2,142,000
Repurchase Agreement	—	6,321,000	—	6,321,000

Total	$377,600,967	$8,463,000	$—	$386,063,967

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.7%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A†	115,309	$4,851,050

Aerospace/Defense - 0.2%

Esterline Technologies Corp.†	64,840	4,946,644

Aerospace/Defense-Equipment - 1.2%

Alliant Techsystems, Inc.	66,712	6,455,053
B/E Aerospace, Inc.†	217,099	14,803,981
Exelis, Inc.	389,987	5,736,709
Triumph Group, Inc.	106,939	7,696,400

		34,692,143

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.#	111,499	1,387,048

Airlines - 0.4%

Alaska Air Group, Inc.	145,609	8,244,382
JetBlue Airways Corp.†#	467,862	2,877,351

		11,121,733

Apparel Manufacturers - 1.1%

Carter’s, Inc.	105,623	7,778,078
Hanesbrands, Inc.	204,272	12,150,098
Under Armour, Inc., Class A†#	161,169	11,707,316

		31,635,492

Applications Software - 0.4%

Compuware Corp.	442,419	4,720,611
PTC, Inc.†	247,821	6,460,693

		11,181,304

Auction House/Art Dealers - 0.2%

Sotheby’s#	141,540	6,526,409

Auto-Heavy Duty Trucks - 0.3%

Oshkosh Corp.†	182,390	8,192,959

Banks-Commercial - 4.3%

Associated Banc-Corp.	347,652	5,545,049
BancorpSouth, Inc.	173,626	3,364,872
Bank of Hawaii Corp.#	92,953	4,787,080
Cathay General Bancorp	152,036	3,347,833
City National Corp.#	98,776	6,466,865
Commerce Bancshares, Inc.	159,775	6,900,682
Cullen/Frost Bankers, Inc.#	124,393	8,812,000
East West Bancorp, Inc.	282,277	8,250,957
First Horizon National Corp.#	500,035	5,530,387
FirstMerit Corp.	343,558	7,269,687
Fulton Financial Corp.	404,522	4,890,671
Hancock Holding Co.	175,956	5,656,986
International Bancshares Corp.	112,815	2,472,905
Prosperity Bancshares, Inc.#	97,456	5,827,869
Signature Bank†	97,963	8,593,314
SVB Financial Group†	93,444	7,737,163
Synovus Financial Corp.	2,027,838	6,468,803
TCF Financial Corp.#	339,562	4,770,846
Trustmark Corp.#	139,222	3,461,059
Valley National Bancorp.#	413,011	4,167,281
Webster Financial Corp.	187,094	4,950,507
Westamerica Bancorporation#	55,929	2,632,578

		121,905,394

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.	129,017	12,750,750

Building & Construction Products-Misc. - 0.6%

Fortune Brands Home & Security, Inc.	342,062	12,601,564
Louisiana-Pacific Corp.†	288,881	4,321,660

		16,923,224

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	95,056	6,525,594

Building Products-Cement - 0.5%

Eagle Materials, Inc.	97,486	6,254,702
Martin Marietta Materials, Inc.#	95,200	9,143,960

		15,398,662

Building-Heavy Construction - 0.1%

Granite Construction, Inc.	73,863	2,091,800

Building-Maintenance & Services - 0.1%

Rollins, Inc.	136,450	3,377,137

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.#	91,264	4,675,455

Building-Residential/Commercial - 0.8%

KB Home#	169,816	2,722,150
MDC Holdings, Inc.	81,042	2,255,399
NVR, Inc.†	9,008	7,709,137
Toll Brothers, Inc.†	312,353	9,561,125

		22,247,811

Casino Services - 0.3%

Bally Technologies, Inc.†#	80,068	5,775,305
Scientific Games Corp., Class A†	109,248	1,561,154

		7,336,459

Chemicals-Diversified - 0.1%

Olin Corp.	166,444	3,844,856

Chemicals-Specialty - 1.7%

Albemarle Corp.	168,694	10,521,445
Ashland, Inc.	152,340	13,285,571
Cabot Corp.	124,351	4,972,797
Cytec Industries, Inc.	75,648	5,656,957
Minerals Technologies, Inc.	72,265	3,208,566
NewMarket Corp.#	22,100	6,059,378
Sensient Technologies Corp.	103,734	4,300,812

		48,005,526

Coal - 0.2%

Alpha Natural Resources, Inc.†	458,832	2,789,699
Arch Coal, Inc.#	439,967	1,966,652

		4,756,351

Coatings/Paint - 0.7%

RPM International, Inc.	274,674	9,333,422
Valspar Corp.	169,417	10,530,961

		19,864,383

Coffee - 0.8%

Green Mountain Coffee Roasters, Inc.†#	256,684	22,154,396

Commercial Services - 0.3%

Convergys Corp.	217,785	3,839,550
HMS Holdings Corp.†#	181,802	4,543,232

		8,382,782

Commercial Services-Finance - 1.7%

Alliance Data Systems Corp.†	101,958	19,953,180
Global Payments, Inc.	160,391	7,642,631
Lender Processing Services, Inc.	176,064	5,616,442
SEI Investments Co.	278,754	8,295,719
WEX, Inc.†	80,426	6,436,493

		47,944,465

Communications Software - 0.2%

SolarWinds, Inc.†	127,818	4,658,966

Computer Aided Design - 0.6%

ANSYS, Inc.†	193,209	16,225,692

Computer Services - 0.2%

DST Systems, Inc.	61,889	4,417,018

Computers-Integrated Systems - 1.7%

3D Systems Corp.†#	192,138	9,875,893
Diebold, Inc.	131,955	3,731,687
Jack Henry & Associates, Inc.	178,502	8,907,250
MICROS Systems, Inc.†#	163,052	7,973,243
NCR Corp.†	340,785	12,125,130
Riverbed Technology, Inc.†#	338,760	5,230,455

		47,843,658

Computers-Periphery Equipment - 0.2%

Lexmark International, Inc., Class A#	130,622	4,462,048

Consulting Services - 1.2%

CoreLogic, Inc.†	197,950	5,087,315
Corporate Executive Board Co.	69,674	4,517,662
FTI Consulting, Inc.†	83,552	2,793,979
Gartner, Inc.†	194,337	11,265,716
Towers Watson & Co., Class A	117,019	9,624,813

		33,289,485

Consumer Products-Misc. - 0.8%

Jarden Corp.†	209,492	8,997,681
Scotts Miracle-Gro Co., Class A	80,581	4,247,425
Tupperware Brands Corp.	109,636	8,855,300

		22,100,406

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	63,075	3,397,850
Silgan Holdings, Inc.	93,822	4,426,522

		7,824,372

Containers-Paper/Plastic - 1.2%

Packaging Corp. of America	203,337	10,784,995
Rock Tenn Co., Class A	149,110	16,567,612
Sonoco Products Co.	209,836	7,812,194

		35,164,801

Data Processing/Management - 0.8%

Acxiom Corp.†	153,214	3,811,964
Broadridge Financial Solutions, Inc.	251,287	7,478,301
CommVault Systems, Inc.†	89,606	7,511,671
Fair Isaac Corp.	74,359	3,723,899

		22,525,835

Decision Support Software - 0.3%

MSCI, Inc.†	250,243	9,386,615

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†#	112,150	10,521,913

Distribution/Wholesale - 1.6%

Arrow Electronics, Inc.†	216,971	10,071,794
Ingram Micro, Inc., Class A†	315,775	6,978,627
LKQ Corp.†	618,985	18,099,121
Owens & Minor, Inc.#	131,269	4,477,586
Watsco, Inc.	61,540	5,526,292

		45,153,420

Diversified Manufacturing Operations - 1.4%

Carlisle Cos., Inc.	131,897	8,784,340
Crane Co.	100,706	5,781,531
Harsco Corp.	167,211	3,934,475
ITT Corp.	186,354	6,121,729
SPX Corp.	96,997	7,181,658
Trinity Industries, Inc.#	164,182	6,931,764

		38,735,497

E-Marketing/Info - 0.1%

ValueClick, Inc.†	148,505	3,142,366

Electric Products-Misc. - 0.8%

AMETEK, Inc.	504,822	21,666,960

Electric-Integrated - 3.4%

Alliant Energy Corp.	229,930	11,406,827
Black Hills Corp.	92,126	4,423,890
Cleco Corp.	125,294	5,658,277
Great Plains Energy, Inc.	318,642	6,984,633
Hawaiian Electric Industries, Inc.#	204,266	5,108,693
IDACORP, Inc.	104,128	4,984,607
MDU Resources Group, Inc.	391,428	10,451,128
National Fuel Gas Co.	173,191	11,305,908
NV Energy, Inc.	488,058	11,444,960
OGE Energy Corp.	410,920	14,468,493
PNM Resources, Inc.	165,115	3,617,670
Westar Energy, Inc.#	263,024	8,182,677

		98,037,763

Electronic Components-Misc. - 0.3%

Gentex Corp.#	297,635	6,705,716
Vishay Intertechnology, Inc.†#	273,855	3,354,724

		10,060,440

Electronic Components-Semiconductors - 1.7%

Cree, Inc.†#	244,445	13,564,253
Fairchild Semiconductor International, Inc.†	263,706	3,219,850
International Rectifier Corp.†	143,959	3,437,741
Intersil Corp., Class A	263,640	2,733,947
Rovi Corp.†	214,284	3,842,112
Semtech Corp.†	139,912	4,158,185
Silicon Laboratories, Inc.†	80,949	3,131,917
Skyworks Solutions, Inc.†	396,324	10,050,776
SunEdison, Inc.†	480,527	3,536,679

		47,675,460

Electronic Design Automation - 0.8%

Cadence Design Systems, Inc.†	586,621	7,901,785
Mentor Graphics Corp.	196,521	4,354,905
Synopsys, Inc.†	318,737	11,557,404

		23,814,094

Electronic Measurement Instruments - 0.8%

Itron, Inc.†	81,948	3,069,772
National Instruments Corp.	197,204	5,472,411
Trimble Navigation, Ltd.†	530,244	13,388,661

		21,930,844

Electronic Parts Distribution - 0.5%

Avnet, Inc.†	284,093	10,954,626
Tech Data Corp.†	78,275	3,847,999

		14,802,625

Engineering/R&D Services - 0.8%

AECOM Technology Corp.†	213,681	6,224,527
KBR, Inc.	306,395	9,148,955
URS Corp.	157,329	7,790,932

		23,164,414

Enterprise Software/Service - 0.7%

Advent Software, Inc.	83,114	2,243,247
Concur Technologies, Inc.†#	94,900	9,273,628
Informatica Corp.†	224,035	8,013,732
ManTech International Corp., Class A#	49,240	1,400,878

		20,931,485

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.	64,673	3,112,711

Filtration/Separation Products - 0.5%

CLARCOR, Inc.	102,990	5,516,144
Donaldson Co., Inc.	280,244	9,875,799

		15,391,943

Finance-Investment Banker/Broker - 0.4%

Greenhill & Co., Inc.	54,339	2,575,125
Raymond James Financial, Inc.	234,473	9,808,006

		12,383,131

Finance-Other Services - 0.3%

CBOE Holdings, Inc.	180,906	8,301,776

Food-Baking - 0.3%

Flowers Foods, Inc.	356,736	7,416,541

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	43,371	1,300,696

Food-Dairy Products - 0.4%

Dean Foods Co.†	193,484	3,707,144
WhiteWave Foods Co., Class A†#	358,609	6,856,604

		10,563,748

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	67,724	2,891,815

Food-Meat Products - 0.6%

Hillshire Brands Co.	255,118	8,242,863
Smithfield Foods, Inc.†	259,232	8,692,049

		16,934,912

Food-Misc./Diversified - 0.5%

Ingredion, Inc.	160,590	10,107,535
Lancaster Colony Corp.	40,203	2,965,775

		13,073,310

Food-Retail - 0.3%

Harris Teeter Supermarkets, Inc.	102,534	5,039,546
SUPERVALU, Inc.†#	415,797	2,981,265

		8,020,811

Food-Wholesale/Distribution - 0.2%

United Natural Foods, Inc.†	102,225	6,197,902

Footwear & Related Apparel - 0.1%

Deckers Outdoor Corp.†#	71,416	4,194,262

Funeral Services & Related Items - 0.3%

Matthews International Corp., Class A#	57,231	2,111,824
Service Corp. International	438,777	7,933,088

		10,044,912

Gas-Distribution - 1.2%

Atmos Energy Corp.	187,699	7,573,655
Questar Corp.	362,870	7,954,110
UGI Corp.	235,979	9,250,377
Vectren Corp.	170,546	5,559,800
WGL Holdings, Inc.	107,175	4,473,484

		34,811,426

Gold Mining - 0.3%

Royal Gold, Inc.	134,826	7,823,953

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†#	111,676	6,346,547

Home Furnishings - 0.2%

Tempur-Pedic International, Inc.†	125,097	4,817,485

Human Resources - 0.4%

Manpowergroup, Inc.	159,885	10,368,542
Monster Worldwide, Inc.†#	241,570	1,087,065

		11,455,607

Industrial Automated/Robotic - 0.3%

Nordson Corp.	117,138	7,807,248

Instruments-Controls - 0.6%

Mettler-Toledo International, Inc.†	62,573	13,780,452
Woodward, Inc.	125,427	4,836,465

		18,616,917

Insurance Brokers - 0.6%

Arthur J. Gallagher & Co.	262,748	10,862,002
Brown & Brown, Inc.	244,822	7,623,757

		18,485,759

Insurance-Life/Health - 0.5%

Primerica, Inc.	95,684	3,552,747
Protective Life Corp.	162,617	6,795,764
StanCorp Financial Group, Inc.	91,767	4,801,250

		15,149,761

Insurance-Multi-line - 0.7%

American Financial Group, Inc.	156,560	8,067,537
Kemper Corp.	111,891	3,798,699
Old Republic International Corp.	500,408	7,105,794

		18,972,030

Insurance-Property/Casualty - 1.9%

Alleghany Corp.†	34,922	13,517,957
Fidelity National Financial, Inc., Class A	443,038	10,504,431
First American Financial Corp.	224,248	4,686,783
Hanover Insurance Group, Inc.	91,233	4,859,982
HCC Insurance Holdings, Inc.	208,119	8,782,622
Mercury General Corp.	75,146	3,297,406
WR Berkley Corp.	228,413	9,392,343

		55,041,524

Insurance-Reinsurance - 1.0%

Aspen Insurance Holdings, Ltd.	141,198	5,022,413
Everest Re Group, Ltd.	103,591	14,186,788
Reinsurance Group of America, Inc.	150,283	9,739,841

		28,949,042

Internet Infrastructure Software - 0.3%

TIBCO Software, Inc.†	323,141	7,283,598

Investment Companies - 0.1%

Apollo Investment Corp.	465,866	3,675,683

Investment Management/Advisor Services - 1.6%

Affiliated Managers Group, Inc.†	109,321	19,056,837
Eaton Vance Corp.#	251,669	9,701,840
Federated Investors, Inc., Class B#	195,503	5,309,861
Janus Capital Group, Inc.	393,563	3,290,187
Waddell & Reed Financial, Inc., Class A	178,131	8,482,598

		45,841,323

Leisure Products - 0.1%

WMS Industries, Inc.†	113,649	2,920,779

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.#	88,795	7,591,972

Machine Tools & Related Products - 0.6%

Kennametal, Inc.	163,214	6,939,859
Lincoln Electric Holdings, Inc.	171,937	10,751,221

		17,691,080

Machinery-Construction & Mining - 0.2%

Terex Corp.†	230,507	6,684,703

Machinery-Electrical - 0.2%

Regal-Beloit Corp.	93,254	5,940,280

Machinery-Farming - 0.4%

AGCO Corp.	201,722	11,409,396

Machinery-General Industrial - 0.9%

IDEX Corp.	170,459	10,120,151
Wabtec Corp.	199,409	11,669,414
Zebra Technologies Corp., Class A†	105,558	4,813,445

		26,603,010

Machinery-Pumps - 0.3%

Graco, Inc.	126,988	8,824,396

Medical Information Systems - 0.2%

Allscripts Healthcare Solutions, Inc.†	367,449	5,342,708

Medical Instruments - 0.3%

Techne Corp.	71,772	5,563,048
Thoratec Corp.†	118,839	4,246,117

		9,809,165

Medical Labs & Testing Services - 0.3%

Covance, Inc.†	115,834	9,387,187

Medical Products - 1.5%

Cooper Cos., Inc.	100,859	13,173,194
Henry Schein, Inc.†#	180,618	18,251,449
Hill-Rom Holdings, Inc.	123,881	4,229,297
Teleflex, Inc.	85,219	6,568,681

		42,222,621

Medical Sterilization Products - 0.2%

STERIS Corp.	122,187	4,996,226

Medical-Biomedical/Gene - 1.8%

Bio-Rad Laboratories, Inc., Class A†	41,986	4,786,824
Charles River Laboratories International, Inc.†	101,632	4,680,154
United Therapeutics Corp.†	95,754	6,789,916
Vertex Pharmaceuticals, Inc.†	482,642	36,270,546

		52,527,440

Medical-Drugs - 0.8%

Endo Health Solutions, Inc.†	232,664	9,560,164
Mallinckrodt PLC†	121,905	5,321,153
Salix Pharmaceuticals, Ltd.†	108,017	7,230,658

		22,111,975

Medical-HMO - 0.4%

Health Net, Inc.†	164,474	4,963,825
WellCare Health Plans, Inc.†	90,094	5,736,285

		10,700,110

Medical-Hospitals - 1.1%

Community Health Systems, Inc.	195,387	7,670,894
Health Management Associates, Inc., Class A†	537,565	6,913,086
LifePoint Hospitals, Inc.†	98,235	4,443,169
Universal Health Services, Inc., Class B	184,891	12,526,365

		31,553,514

Metal Processors & Fabrication - 0.5%

Timken Co.	165,434	9,274,230
Worthington Industries, Inc.	110,541	3,684,332

		12,958,562

Miscellaneous Manufacturing - 0.3%

Aptargroup, Inc.	138,254	8,130,718

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†#	147,434	4,172,382

Multimedia - 0.4%

FactSet Research Systems, Inc.#	83,877	8,584,811
Meredith Corp.#	74,691	3,212,460

		11,797,271

Networking Products - 0.1%

Polycom, Inc.†	357,621	3,551,177

Non-Hazardous Waste Disposal - 0.4%

Waste Connections, Inc.#	255,835	10,837,171

Office Furnishings-Original - 0.2%

Herman Miller, Inc.#	121,008	3,082,074
HNI Corp.	94,230	3,154,820

		6,236,894

Oil & Gas Drilling - 0.4%

Atwood Oceanics, Inc.†	118,678	6,607,991
Patterson-UTI Energy, Inc.	303,531	5,946,172

		12,554,163

Oil Companies-Exploration & Production - 1.6%

Bill Barrett Corp.†#	101,112	2,176,941
Cimarex Energy Co.	179,202	15,018,920
Energen Corp.	149,711	9,927,336
Rosetta Resources, Inc.†	126,631	5,892,140
SM Energy Co.	137,384	9,386,075
Unit Corp.†	90,554	4,170,012

		46,571,424

Oil Field Machinery & Equipment - 0.6%

Dresser-Rand Group, Inc.†	157,887	9,621,634
Dril-Quip, Inc.†	75,721	7,724,299

		17,345,933

Oil Refining & Marketing - 0.7%

HollyFrontier Corp.#	421,479	18,747,386

Oil-Field Services - 1.5%

CARBO Ceramics, Inc.#	40,767	3,326,179
Helix Energy Solutions Group, Inc.†	204,223	5,111,702
Oceaneering International, Inc.	224,282	17,399,798
Oil States International, Inc.†	113,933	10,165,102
Superior Energy Services, Inc.†	330,800	8,124,448

		44,127,229

Paper & Related Products - 0.2%

Domtar Corp.	69,668	4,598,088

Patient Monitoring Equipment - 0.1%

Masimo Corp.	106,395	2,632,212

Pharmacy Services - 0.4%

Omnicare, Inc.	217,499	11,825,421

Physicians Practice Management - 0.4%

MEDNAX, Inc.†#	103,684	10,095,711

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc., Class B	110,735	11,224,100

Printing-Commercial - 0.4%

Deluxe Corp.	105,434	4,148,828
R.R. Donnelley & Sons Co.#	376,014	6,271,913
Valassis Communications, Inc.#	80,482	2,217,279

		12,638,020

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	95,865	4,198,887
Scholastic Corp.	54,877	1,619,420

		5,818,307

Publishing-Newspapers - 0.1%

New York Times Co., Class A†#	253,060	2,821,619

Quarrying - 0.2%

Compass Minerals International, Inc.	69,040	5,090,319

Racetracks - 0.1%

International Speedway Corp., Class A	52,927	1,640,208

Real Estate Investment Trusts - 8.8%

Alexandria Real Estate Equities, Inc.	146,009	9,004,375
American Campus Communities, Inc.	217,192	7,234,666
BioMed Realty Trust, Inc.	386,206	7,110,052
BRE Properties, Inc.	159,756	7,666,690
Camden Property Trust	175,861	10,866,451
Corporate Office Properties Trust	177,793	4,050,125
Corrections Corp. of America	238,827	7,866,961
Duke Realty Corp.	666,788	9,728,437
Equity One, Inc.	128,364	2,729,019
Essex Property Trust, Inc.	78,766	11,287,956
Extra Space Storage, Inc.	214,797	8,856,080
Federal Realty Investment Trust	135,244	13,160,594
Highwoods Properties, Inc.	185,072	6,251,732
Home Properties, Inc.	116,286	6,709,702
Hospitality Properties Trust	289,661	7,826,640
Kilroy Realty Corp.	156,193	7,620,657
Liberty Property Trust	292,760	10,129,496
Mack-Cali Realty Corp.	173,147	3,739,975
National Retail Properties, Inc.	245,359	7,515,346
Omega Healthcare Investors, Inc.	240,776	6,838,038
Potlatch Corp.	83,932	3,236,418
Rayonier, Inc.	261,239	14,430,842
Realty Income Corp.	406,774	16,067,573
Regency Centers Corp.	189,888	9,029,174
Senior Housing Properties Trust	389,863	8,869,383
SL Green Realty Corp.	189,874	16,555,114
Taubman Centers, Inc.	132,185	8,910,591
UDR, Inc.	519,767	11,741,537
Weingarten Realty Investors	232,308	6,669,563

		251,703,187

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.	91,407	7,517,312

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.†	89,236	3,209,819

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	82,095	4,103,929

Recreational Vehicles - 0.5%

Polaris Industries, Inc.#	132,519	14,472,400

Rental Auto/Equipment - 0.7%

Aaron’s, Inc.	146,139	3,955,982
Rent-A-Center, Inc.	110,678	4,151,532
United Rentals, Inc.†#	195,340	10,698,772

		18,806,286

Respiratory Products - 0.5%

ResMed, Inc.#	295,318	13,950,822

Retail-Apparel/Shoe - 1.2%

Aeropostale, Inc.†#	162,656	1,322,393
American Eagle Outfitters, Inc.	363,445	5,259,049
ANN, Inc.†	97,712	3,390,606
Ascena Retail Group, Inc.†	263,971	4,308,007
Chico’s FAS, Inc.	336,291	5,246,140
Foot Locker, Inc.	311,202	10,020,704
Guess?, Inc.	126,635	3,862,368

		33,409,267

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	151,600	12,138,612

Retail-Automobile - 0.2%

Copart, Inc.†	221,028	7,022,060

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†	78,208	1,069,103

Retail-Catalog Shopping - 0.3%

MSC Industrial Direct Co., Class A	97,088	7,378,688

Retail-Discount - 0.3%

Big Lots, Inc.†	120,680	4,274,485
HSN, Inc.	74,131	3,992,696

		8,267,181

Retail-Gardening Products - 0.6%

Tractor Supply Co.	144,664	17,702,534

Retail-Hair Salons - 0.1%

Regis Corp.#	117,442	1,853,235

Retail-Jewelry - 0.4%

Signet Jewelers, Ltd.	167,652	11,132,093

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.	178,212	10,052,939

Retail-Major Department Stores - 0.1%

Saks, Inc.†	208,579	3,322,663

Retail-Misc./Diversified - 0.1%

CST Brands, Inc.†#	125,032	3,688,444

Retail-Office Supplies - 0.1%

Office Depot, Inc.†#	593,024	2,484,771

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.#	150,540	5,743,101

Retail-Restaurants - 1.2%

Bob Evans Farms, Inc.	57,790	2,833,444
Brinker International, Inc.	146,237	5,848,018
Cheesecake Factory, Inc.#	102,798	4,293,872
Domino’s Pizza, Inc.	116,603	7,164,088
Panera Bread Co., Class A†	58,069	9,524,477
Wendy’s Co.#	587,096	4,438,446

		34,102,345

Retail-Sporting Goods - 0.6%

Cabela’s, Inc.†	96,355	6,314,143
Dick’s Sporting Goods, Inc.	207,673	9,638,104

		15,952,247

Savings & Loans/Thrifts - 1.0%

Astoria Financial Corp.	170,131	2,092,611
First Niagara Financial Group, Inc.	733,701	7,410,380
New York Community Bancorp, Inc.#	913,855	13,387,976
Washington Federal, Inc.	215,978	4,511,781

		27,402,748

Schools - 0.3%

Apollo Group, Inc., Class A†#	207,748	3,857,880
DeVry, Inc.#	117,323	3,520,863
Strayer Education, Inc.#	22,410	895,504

		8,274,247

Security Services - 0.1%

Brink’s Co.	99,408	2,567,709

Semiconductor Components-Integrated Circuits - 0.4%

Atmel Corp.†	888,499	6,450,503
Cypress Semiconductor Corp.#	280,413	3,174,275
Integrated Device Technology, Inc.†	305,832	2,663,797

		12,288,575

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc.	103,948	6,581,987

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.	286,454	17,001,045

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	48,803	6,586,453

Steel-Producers - 0.9%

Carpenter Technology Corp.	91,795	4,935,817
Commercial Metals Co.	242,276	3,605,067
Reliance Steel & Aluminum Co.	158,973	10,601,909
Steel Dynamics, Inc.	456,867	6,971,791

		26,114,584

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	210,455	4,192,264

Telecom Services - 0.5%

NeuStar, Inc., Class A†	136,399	6,893,605
tw telecom, Inc.†	311,603	8,918,078

		15,811,683

Telecommunication Equipment - 0.2%

ADTRAN, Inc.#	122,869	2,963,600
Plantronics, Inc.	89,728	3,876,250

		6,839,850

Telephone-Integrated - 0.2%

Telephone & Data Systems, Inc.	208,351	5,769,239

Television - 0.3%

AMC Networks, Inc., Class A†	119,712	7,419,750

Textile-Home Furnishings - 0.5%

Mohawk Industries, Inc.†	126,219	14,829,470

Theaters - 0.2%

Cinemark Holdings, Inc.	210,896	6,215,105

Tobacco - 0.1%

Universal Corp.#	48,379	2,371,539

Transactional Software - 0.6%

ACI Worldwide, Inc.†	82,603	4,020,288
Solera Holdings, Inc.	142,810	7,371,852
VeriFone Systems, Inc.†	224,970	4,458,906

		15,851,046

Transport-Equipment & Leasing - 0.2%

GATX Corp.	97,012	4,390,763

Transport-Marine - 0.5%

Kirby Corp.†#	117,645	9,462,187
Tidewater, Inc.	102,580	5,535,217

		14,997,404

Transport-Rail - 0.3%

Genesee & Wyoming, Inc., Class A†	102,649	8,887,350

Transport-Services - 0.2%

Matson, Inc.	88,471	2,355,983
UTi Worldwide, Inc.	216,662	3,577,089

		5,933,072

Transport-Truck - 0.9%

Con-way, Inc.	116,787	4,858,339
J.B. Hunt Transport Services, Inc.	187,678	13,512,816
Landstar System, Inc.	96,516	5,274,600
Werner Enterprises, Inc.	92,650	2,134,656

		25,780,411

Veterinary Diagnostics - 0.2%

VCA Antech, Inc.†#	183,524	5,008,370

Water - 0.3%

Aqua America, Inc.#	291,744	8,860,265

Web Hosting/Design - 1.0%

Equinix, Inc.†#	102,306	17,774,644
Rackspace Hosting, Inc.†#	229,036	10,265,394

		28,040,038

Web Portals/ISP - 0.2%

AOL, Inc.	160,548	5,286,846

Wire & Cable Products - 0.1%

General Cable Corp.	103,145	3,149,017

Wireless Equipment - 0.2%

InterDigital, Inc.	85,302	3,031,633
RF Micro Devices, Inc.†	583,014	2,891,750

		5,923,383

X-Ray Equipment - 0.4%

Hologic, Inc.†	558,245	11,912,948

Total Long-Term Investment Securities
(cost $2,137,714,587)		2,820,263,453

SHORT-TERM INVESTMENT SECURITIES - 11.8%
Registered Investment Companies - 10.6%

State Street Navigator Securities Lending Prime Portfolio(1)	303,252,140	303,252,140

U.S. Government Treasuries - 1.2%

United States Treasury Bills Disc. Notes
0.01% due 09/05/2013	$14,000,000	13,999,918
0.01% due 09/19/2013	3,000,000	2,999,981
0.02% due 09/12/2013(2)	11,300,000	11,299,900
0.03% due 09/26/2013	7,000,000	6,999,854

		35,299,653

Total Short-Term Investment Securities
(cost $338,551,793)		338,551,793

REPURCHASE AGREEMENT - 0.1%

State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $2,350,000)	2,350,000	2,350,000

TOTAL INVESTMENTS
(cost $2,478,616,380)(4)	110.6%	3,161,165,246
Liabilities in excess of other assets	(10.6)	(302,621,779)

NET ASSETS	100.0%	$2,858,543,467

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2013, the Fund had loaned securities with a total value of $298,125,303. This was secured by collateral of $303,252,140 which was received in cash and subsequently invested in short-term investments currently valued at $303,252,140 as reported in the portfolio of investments. Additional collateral of $6,969,049 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
United States Treasury Notes/Bonds	0.13% to 5.25%	12/31/2013 to 11/15/2042	$1,104,924
Federal National Mtg. Assoc.	3.00% to 4.00%	06/25/2037 to 05/25/2042	5,864,125

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2013	Unrealized Appreciation (Depreciation)

339	Long	S&P Midcap 400 E-Mini Index	September 2013	$40,090,633	$40,100,310	$9,677

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$251,703,187	$—	$—	$251,703,187
Other Industries*	2,568,560,266	—	—	2,568,560,266
Short-Term Investment Securities:
Registered Investment Companies	303,252,140	—	—	303,252,140
U.S. Government Treasuries	—	35,299,653	—	35,299,653
Repurchase Agreement	—	2,350,000	—	2,350,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	9,677	—	—	9,677

Total	$3,123,525,270	$37,649,653	$—	$3,161,174,923

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.4%
Advertising Services - 0.6%

Aimia, Inc.	107,694	$1,637,955

Aerospace/Defense-Equipment - 0.6%

B/E Aerospace, Inc.†	22,695	1,547,572

Apparel Manufacturers - 3.0%

Carter’s, Inc.#	60,076	4,423,996
Michael Kors Holdings, Ltd.†	9,831	728,379
Under Armour, Inc., Class A†	11,509	836,014
VF Corp.#	10,295	1,927,327

		7,915,716

Appliances - 0.5%

Whirlpool Corp.#	10,830	1,393,279

Applications Software - 1.3%

NetSuite, Inc.†#	9,104	905,211
Salesforce.com, Inc.†	28,460	1,398,240
ServiceNow, Inc.†#	22,719	1,065,066

		3,368,517

Auto-Cars/Light Trucks - 1.7%

Tesla Motors, Inc.†#	26,977	4,559,113

Auto-Heavy Duty Trucks - 0.3%

Oshkosh Corp.†	15,895	714,003

Auto/Truck Parts & Equipment-Original - 1.0%

BorgWarner, Inc.#	15,000	1,448,700
Delphi Automotive PLC#	20,755	1,141,940

		2,590,640

Banks-Commercial - 0.6%

Zions Bancorporation#	56,900	1,591,493

Banks-Super Regional - 0.3%

Fifth Third Bancorp	50,375	921,359

Beverages-Non-alcoholic - 1.1%

Monster Beverage Corp.†	51,992	2,983,821

Broadcast Services/Program - 0.7%

Scripps Networks Interactive, Inc., Class A#	24,215	1,780,529

Building & Construction Products-Misc. - 0.6%

Fortune Brands Home & Security, Inc.#	40,250	1,482,810

Building Products-Cement - 1.3%

Martin Marietta Materials, Inc.#	36,353	3,491,706

Cable/Satellite TV - 1.1%

Charter Communications, Inc., Class A†#	23,828	2,893,196

Casino Hotels - 0.5%

Wynn Resorts, Ltd.#	8,935	1,260,192

Chemicals-Diversified - 1.6%

Celanese Corp., Series A	9,670	476,151
PPG Industries, Inc.	3,865	603,752
Rockwood Holdings, Inc.	49,289	3,147,595

		4,227,498

Chemicals-Specialty - 0.6%

International Flavors & Fragrances, Inc.	18,490	1,460,895

Coatings/Paint - 0.7%

Sherwin-Williams Co.#	10,715	1,847,266

Commercial Services - 3.1%

Edenred	169,031	5,062,240
Intertek Group PLC	61,933	3,073,202

		8,135,442

Commercial Services-Finance - 3.2%

FleetCor Technologies, Inc.†#	16,301	1,680,796
McGraw Hill Financial, Inc.#	57,894	3,379,273
Morningstar, Inc.#	31,794	2,387,412
SEI Investments Co.	38,945	1,159,003

		8,606,484

Computer Graphics - 0.1%

Tableau Software, Inc., Class A†#	4,885	353,234

Computer Services - 1.5%

IHS, Inc., Class A†#	37,948	4,066,128

Computer Software - 2.3%

Akamai Technologies, Inc.†#	133,903	6,156,860

Computers-Integrated Systems - 0.4%

3D Systems Corp.†#	22,656	1,164,518

Computers-Memory Devices - 1.0%

NetApp, Inc.#	40,880	1,698,155
Western Digital Corp.	15,180	941,160

		2,639,315

Consulting Services - 3.3%

Gartner, Inc.†#	75,645	4,385,141
Qualicorp SA†	156,578	1,223,906
Verisk Analytics, Inc., Class A†	50,575	3,144,754

		8,753,801

Data Processing/Management - 0.6%

Fidelity National Information Services, Inc.	32,975	1,466,068

Decision Support Software - 1.6%

MSCI, Inc.†	110,272	4,136,303

Distribution/Wholesale - 0.6%

Beacon Roofing Supply, Inc.†#	17,535	637,047
Fossil Group, Inc.†	4,695	545,277
HD Supply Holdings, Inc.†	15,810	359,519

		1,541,843

Diversified Manufacturing Operations - 1.6%

Colfax Corp.†#	56,482	2,942,147
Eaton Corp. PLC	21,190	1,341,751

		4,283,898

E-Commerce/Products - 0.6%

MercadoLibre, Inc.#	12,626	1,498,580

E-Commerce/Services - 1.9%

Groupon, Inc.†#	409,701	4,162,562
TripAdvisor, Inc.†#	11,651	861,825

		5,024,387

Electric Products-Misc. - 0.9%

AMETEK, Inc.	56,904	2,442,320

Electric-Transmission - 0.8%

Brookfield Infrastructure Partners LP	60,043	2,124,922

Electronic Components-Semiconductors - 1.3%

First Solar, Inc.†#	57,627	2,116,064
Microchip Technology, Inc.#	33,520	1,300,911

		3,416,975

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	23,715	1,106,068

Enterprise Software/Service - 0.6%

Workday, Inc., Class A†#	23,608	1,712,288

Finance-Other Services - 1.0%

IntercontinentalExchange, Inc.†#	14,750	2,651,312

Food-Confectionery - 0.9%

Hershey Co.#	25,290	2,325,415

Food-Misc./Diversified - 1.4%

McCormick & Co., Inc.#	56,310	3,809,371

Food-Retail - 0.7%

Whole Foods Market, Inc.	35,540	1,874,735

Hazardous Waste Disposal - 1.1%

Stericycle, Inc.†	26,275	2,957,514

Home Decoration Products - 0.3%

Newell Rubbermaid, Inc.#	35,125	888,663

Hotels/Motels - 1.0%

Starwood Hotels & Resorts Worldwide, Inc.#	19,790	1,265,373
Wyndham Worldwide Corp.	25,492	1,513,205

		2,778,578

Human Resources - 0.5%

Team Health Holdings, Inc.†	32,030	1,230,913

Industrial Gases - 0.3%

Airgas, Inc.#	7,935	806,593

Instruments-Scientific - 0.4%

PerkinElmer, Inc.#	29,280	1,053,202

Insurance Brokers - 0.4%

Brown & Brown, Inc.	36,325	1,131,160

Insurance-Life/Health - 0.4%

Lincoln National Corp.#	24,205	1,017,578

Insurance-Property/Casualty - 3.3%

Arch Capital Group, Ltd.†#	85,585	4,562,537
Progressive Corp.#	164,503	4,124,090

		8,686,627

Internet Application Software - 0.8%

Splunk, Inc.†#	22,963	1,267,787
Zynga, Inc., Class A†#	278,242	787,425

		2,055,212

Internet Content-Entertainment - 0.8%

Youku Todou, Inc. ADR†#	90,021	2,087,587

Internet Content-Information/News - 2.1%

LinkedIn Corp., Class A†#	19,493	4,679,100
Yelp, Inc.†	17,980	934,600

		5,613,700

Internet Infrastructure Software - 0.5%

TIBCO Software, Inc.†#	59,660	1,344,736

Internet Security - 1.4%

Qihoo 360 Technology Co., Ltd. ADR†	39,495	3,077,845
Symantec Corp.	24,455	626,293

		3,704,138

Machinery-General Industrial - 0.4%

Roper Industries, Inc.	8,325	1,029,802

Medical Information Systems - 2.3%

Allscripts Healthcare Solutions, Inc.†#	94,100	1,368,214
athenahealth, Inc.†#	44,783	4,724,159

		6,092,373

Medical Instruments - 2.1%

Edwards Lifesciences Corp.†#	9,800	689,724
Intuitive Surgical, Inc.†#	12,879	4,977,991

		5,667,715

Medical Products - 1.8%

CareFusion Corp.†	15,335	549,760
Cooper Cos., Inc.	16,215	2,117,841
Sirona Dental Systems, Inc.†	17,340	1,123,112
Zimmer Holdings, Inc.#	10,855	858,522

		4,649,235

Medical-Biomedical/Gene - 3.6%

Alexion Pharmaceuticals, Inc.†	9,790	1,054,971
Ariad Pharmaceuticals, Inc.†#	28,185	524,241
Illumina, Inc.†#	86,129	6,704,281
Seattle Genetics, Inc.†#	5,240	222,176
Vertex Pharmaceuticals, Inc.†	14,260	1,071,639

		9,577,308

Medical-Drugs - 1.4%

Endo Health Solutions, Inc.†#	34,253	1,407,456
Ironwood Pharmaceuticals, Inc.†#	90,250	1,051,412
Medivation, Inc.†	12,200	689,666
Quintiles Transnational Holdings, Inc.†	10,795	466,992

		3,615,526

Medical-Hospitals - 0.3%

Community Health Systems, Inc.	19,995	785,004

Motorcycle/Motor Scooter - 0.3%

Harley-Davidson, Inc.#	13,650	818,727

Non-Hazardous Waste Disposal - 1.2%

Covanta Holding Corp.#	112,903	2,385,641
Republic Services, Inc.	25,685	835,019

		3,220,660

Oil Companies-Exploration & Production - 2.6%

Cabot Oil & Gas Corp.	31,330	1,225,943
Cobalt International Energy, Inc.†	37,465	914,146
Pioneer Natural Resources Co.#	10,585	1,852,057
Range Resources Corp.#	29,257	2,193,690
Ultra Petroleum Corp.†#	39,547	818,623

		7,004,459

Oil Field Machinery & Equipment - 0.4%

Cameron International Corp.†	18,930	1,075,035

Patient Monitoring Equipment - 0.2%

Insulet Corp.†#	12,375	412,583

Private Equity - 0.4%

KKR & Co. LP	49,985	955,213

Publishing-Periodicals - 0.5%

Nielsen Holdings NV#	40,300	1,390,350

Real Estate Management/Services - 0.2%

CBRE Group, Inc., Class A†	22,885	500,495

Retail-Apparel/Shoe - 0.5%

Fifth & Pacific Cos., Inc.†	25,980	619,363
Urban Outfitters, Inc.†	18,440	773,189

		1,392,552

Retail-Discount - 2.3%

Dollar Tree, Inc.†	117,860	6,211,222

Retail-Gardening Products - 0.8%

Tractor Supply Co.#	17,010	2,081,514

Retail-Misc./Diversified - 0.3%

Sally Beauty Holdings, Inc.†	26,783	699,840

Retail-Perfume & Cosmetics - 0.6%

Ulta Salon Cosmetics & Fragrance, Inc.†#	16,231	1,610,764

Retail-Restaurants - 2.9%

Dunkin’ Brands Group, Inc.#	89,949	3,875,902
Panera Bread Co., Class A†	23,987	3,934,348

		7,810,250

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.#	11,855	548,649
NXP Semiconductor NV†#	31,650	1,176,431

		1,725,080

Semiconductor Equipment - 0.4%

Lam Research Corp.†#	23,260	1,085,544

Steel-Producers - 0.4%

Carpenter Technology Corp.#	18,860	1,014,102

Television - 0.5%

CBS Corp., Class B	26,700	1,364,370

Therapeutics - 0.5%

BioMarin Pharmaceutical, Inc.†	10,155	664,848
Pharmacyclics, Inc.†	5,950	663,425

		1,328,273

Toys - 0.3%

Mattel, Inc.	16,425	665,213

Transactional Software - 1.8%

Solera Holdings, Inc.	93,918	4,848,047

Transport-Rail - 0.5%

Genesee & Wyoming, Inc., Class A†	14,880	1,288,310

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	16,325	662,142

Transport-Truck - 0.3%

J.B. Hunt Transport Services, Inc.	12,015	865,080

Vitamins & Nutrition Products - 1.8%

Mead Johnson Nutrition Co.#	61,797	4,636,629

Web Portals/ISP - 2.7%

Dropbox, Inc.†(1)(2)(3)	89,561	952,779
Mail.ru Group, Ltd. GDR	26,606	868,686
SINA Corp.†	12,944	1,002,125
Yandex NV, Class A†#	131,516	4,208,512

		7,032,102

Wireless Equipment - 1.9%

Motorola Solutions, Inc.	91,838	5,143,846

Total Common Stock
(cost $207,148,739)		260,573,393

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Auto-Cars/Light Trucks - 0.0%

Better Place LLC Series B†(1)(2)(3)	314,973	0

Data Processing/Management - 0.1%

Palantir Technologies, Inc. Series G†(1)(2)(3)	89,856	251,597

E-Commerce/Products - 0.0%

Peixe Urbano, Inc. Series C†(1)(2)(3)	14,214	22,032

Web Portals/ISP - 0.0%

Dropbox, Inc. Series A†(1)(2)(3)	8,758	93,163

Total Convertible Preferred Securities
(cost $1,609,679)		366,792

Total Long-Term Investment Securities
(cost $208,758,418)		260,940,185

SHORT-TERM INVESTMENT SECURITIES - 16.5%
Registered Investment Companies - 14.9%

State Street Navigator Securities Lending Prime Portfolio(4)	39,340,071	39,340,071

Time Deposits - 1.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013	$4,242,000	4,242,000

Total Short-Term Investment Securities
(cost $43,582,071)		43,582,071

TOTAL INVESTMENTS
(cost $252,340,489)(5)	115.0%	304,522,256
Liabilities in excess of other assets	(15.0)	(39,681,365)

NET ASSETS	100.0%	$264,840,891

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2013, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC, Series B
Convertible Preferred Security	01/25/2010	262,477	$787,431
	11/30/2011	52,496	—

		314,973	787,431	$0	$0	0.0%

Dropbox, Inc.
Common Stock	05/01/2012	89,561	810,680	952,779	10.64	0.4
Dropbox, Inc., Series A
Convertible Preferred Security	05/25/2012	8,758	79,351	93,163	10.64	0.0
Palantir Technologies, Inc., Series G
Convertible Preferred Security	07/19/2012	89,856	274,959	251,597	2.80	0.1
Peixe Urbano, Inc., Series C
Convertible Preferred Security	12/02/2011	14,214	467,938	22,032	1.55	0.0

				$1,319,571		0.5%

(2)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $1,319,571 representing 0.5% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	At August 31, 2013, the Fund had loaned securities with a total value of $39,620,745. This was secured by collateral of $39,340,071, which was received in cash and subsequently invested in short-term investments currently valued at $39,340,071 as reported in the portfolio of investments. Additional collateral of $1,241,832 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
U.S. Treasury Notes/Bonds	0.13% to 3.63%	12/31/2013 to 11/15/2022	$1,241,832

(5)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Web Portals/ISP	$6,079,323	$—	$952,779	$7,032,102
Other Industries*	253,541,291	—	—	253,541,291
Convertible Preferred Securities	—	—	366,792	366,792
Short-Term Investment Securities:
Registered Investment Companies	39,340,071	—	—	39,340,071
Time Deposits	—	4,242,000	—	4,242,000

Total	$298,960,685	$4,242,000	$1,319,571	$304,522,256

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $9,004,128 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 97.6%
Certificates of Deposit - 30.2%

Citibank NA 0.26% due 11/18/2013	$8,850,000	$8,850,000
Credit Agricole Corporate and Investment Bank NY 0.14% due 09/03/2013	7,500,000	7,500,000
Credit Agricole Corporate and Investment Bank NY 0.14% due 09/06/2013	7,000,000	7,000,000
Deutsche Bank AG NY FRS 0.25% due 09/03/2013	7,400,000	7,400,000
Nordea Bank Finland PLC NY FRS 0.18% due 10/25/2013	7,600,000	7,600,000
Rabobank Nederland NV NY FRS 0.30% due 07/23/2014	8,000,000	8,000,000
Rabobank Nederland NV NY FRS 0.30% due 09/03/2014	2,750,000	2,750,000
Rabobank Nederland NV NY FRS 0.31% due 01/31/2014	7,250,000	7,250,000
Royal Bank of Canada NY FRS 0.28% due 06/17/2014	7,350,000	7,351,181
Royal Bank of Canada NY FRS 0.32% due 10/04/2013	7,700,000	7,700,000
Svenska Handelsbanken NY 0.19% due 11/25/2013	8,650,000	8,650,102
Svenska Handelsbanken NY 0.21% due 09/23/2013	7,000,000	7,000,022
UBS AG Stamford CT FRS 0.33% due 01/21/2014	7,550,000	7,550,000
UBS AG Stamford CT FRS 0.37% due 10/17/2013	7,350,000	7,350,000
Wells Fargo Bank NA FRS 0.18% due 09/11/2013	6,700,000	6,700,000
Wells Fargo Bank NA 0.19% due 01/15/2014	7,500,000	7,500,000

Total Certificates of Deposit
(amortized cost $116,151,305)		116,151,305

Commercial Paper - 13.3%

BNP Paribas Finance, Inc. 0.07% due 09/05/2013	13,000,000	12,999,899
JPMorgan Chase & Co. FRS 0.29% due 09/03/2013	7,400,000	7,400,000
Lloyds TSB Bank PLC 0.09% due 09/05/2013	8,500,000	8,499,920
Lloyds TSB Bank PLC 0.12% due 09/12/2013	8,500,000	8,499,701
Nordea Bank AB 0.10% due 09/05/2013	8,750,000	8,749,903
State Street Corp. 0.15% due 10/01/2013	5,100,000	5,099,362

Total Commercial Paper
(amortized cost $51,248,785)		51,248,785

Medium Term Notes - 2.3%

Barclays Bank PLC FRS 1.13% due 01/13/2014	1,500,000	1,504,382
General Electric Capital Corp. 1.88% due 09/16/2013	2,000,000	2,001,356
JPMorgan Chase & Co. FRS 1.02% due 05/02/2014	3,950,000	3,968,064
UBS AG Stamford CT 2.25% due 01/28/2014	1,423,000	1,434,106

Total Medium Term Notes
(amortized cost $8,907,908)		8,907,908

U.S. Corporate Bonds & Notes - 11.6%

Bank of America NA 0.20% due 09/09/2013	7,000,000	7,000,000
Bank of America NA 0.26% due 09/16/2013	7,470,000	7,470,000
Barclays Bank PLC 2.38% due 01/13/2014	4,610,000	4,642,560
Citigroup, Inc. FRS 0.40% due 03/07/2014	2,500,000	2,497,805
General Electric Capital Corp. FRS 1.12% due 01/07/2014	4,300,000	4,313,716
JPMorgan Chase Bank NA FRS 0.35% due 09/07/2014(3)	5,900,000	5,900,000
Procter & Gamble Co. FRS 0.19% due 02/06/2014	7,400,000	7,399,482
Royal Bank of Canada 1.13% due 01/15/2014	5,250,000	5,265,927

Total U.S. Corporate Bonds & Notes
(amortized cost $44,489,490)		44,489,490

U.S. Government Agencies - 28.3%

Federal Farm Credit Bank
0.09% due 11/01/2013	2,000,000	1,999,695
0.13% due 10/21/2013	1,500,000	1,499,729
0.14% due 02/10/2014	3,000,000	2,998,110
0.18% due 09/11/2013	7,900,000	7,899,605
Federal Farm Credit Bank FRS
0.10% due 02/19/2014	3,200,000	3,200,000
0.14% due 12/06/2013	5,500,000	5,500,000
0.15% due 09/16/2013	300,000	300,001
0.21% due 03/26/2014	8,100,000	8,101,601
0.26% due 07/14/2014	750,000	750,987
Federal Home Loan Bank
0.06% due 09/13/2013	7,750,000	7,749,855
0.12% due 04/29/2014	7,250,000	7,244,200
0.18% due 06/19/2014	3,300,000	3,295,198
0.18% due 06/26/2014	2,250,000	2,246,648
0.20% due 07/29/2014	2,300,000	2,300,000
Federal Home Loan Bank FRS
0.10% due 01/16/2014	500,000	500,000
0.12% due 09/02/2014	5,750,000	5,749,712
0.13% due 09/06/2013	3,000,000	3,000,029
0.13% due 06/06/2014	500,000	499,985
0.14% due 09/04/2013	5,000,000	5,000,032
0.14% due 04/01/2014	2,250,000	2,250,265
Federal Home Loan Mtg. Corp.
0.10% due 02/18/2014	3,000,000	2,998,583
0.16% due 11/05/2013	6,000,000	5,998,267

0.17% due 02/24/2014	3,000,000	2,997,507
0.18% due 02/24/2014	2,600,000	2,597,712
1.38% due 02/25/2014	700,000	704,096
Federal National Mtg. Assoc.
0.10% due 09/18/2013	1,500,000	1,499,929
0.16% due 02/03/2014	9,000,000	8,993,800
1.25% due 02/27/2014	5,100,000	5,127,356
2.50% due 05/15/2014	1,300,000	1,321,088
Federal National Mtg. Assoc. FRS
0.16% due 11/08/2013	4,400,000	4,400,628
0.36% due 06/23/2014	360,000	360,562

Total U.S. Government Agencies
(amortized cost $109,085,180)		109,085,180

U.S. Government Treasuries - 11.9%

United States Treasury Bills
0.01% due 09/12/2013	13,500,000	13,499,959
0.02% due 09/12/2013	10,000,000	9,999,939
0.05% due 09/05/2013	5,800,000	5,799,968
0.07% due 10/31/2013	2,000,000	1,999,783
0.07% due 11/07/2013	2,000,000	1,999,749
United States Treasury Notes
0.25% due 01/31/2014	1,000,000	1,000,305
0.50% due 11/15/2013	2,800,000	2,801,762
1.00% due 01/15/2014	3,650,000	3,661,163
1.00% due 05/15/2014	5,100,000	5,129,509

Total U.S. Government Treasuries
(amortized cost $45,892,137)		45,892,137

Total Short-Term Investment Securities - 97.6%
(amortized cost $375,774,805)		375,774,805

REPURCHASE AGREEMENT - 4.7%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (amortized cost $18,195,000)	18,195,000	18,195,000

TOTAL INVESTMENTS -
(amortized cost $393,969,805)(2)	102.3%	393,969,805
Liabilities in excess of other assets	(2.3)	(8,710,058)

NET ASSETS	100.0%	$385,259,747

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security’s effective maturity date is less than one year.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates as of August 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	28.3%
Foreign Bank	19.0
Money Center Banks	17.8
U.S. Government Treasuries	11.9
Commercial Banks-Canadian	5.3
Repurchase Agreement	4.7
Super-Regional Banks-US	3.8
Domestic Bank	3.7
Diversified Financial Services	3.0
Cosmetics-Toiletries	1.9
Finance	1.6
Commercial Banks	1.3

102.3%

*	Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$116,151,305	$—	$116,151,305
Commercial Paper	—	51,248,785	—	51,248,785
Medium Term Notes	—	8,907,908	—	8,907,908
U.S. Corporate Bonds & Notes	—	44,489,490	—	44,489,490
U.S. Government Agencies	—	109,085,180	—	109,085,180
U.S. Government Treasuries	—	45,892,137	—	45,892,137
Repurchase Agreement	—	18,195,000	—	18,195,000

Total	$—	$393,969,805	$—	$393,969,805

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.7%
Applications Software - 9.0%

Check Point Software Technologies, Ltd.†#	11,115	$623,218
Citrix Systems, Inc.†	10,589	749,384
Intuit, Inc.	16,802	1,067,431
Microsoft Corp.	472,553	15,783,270
Nuance Communications, Inc.†#	17,980	343,238

		18,566,541

Auto-Cars/Light Trucks - 0.5%

Tesla Motors, Inc.†#	6,539	1,105,091

Auto-Heavy Duty Trucks - 0.5%

PACCAR, Inc.#	20,015	1,073,004

Beverages-Non-alcoholic - 0.3%

Monster Beverage Corp.†	9,391	538,950

Broadcast Services/Program - 0.3%

Discovery Communications, Inc., Class A†#	8,261	640,310

Cable/Satellite TV - 4.1%

Charter Communications, Inc., Class A†	5,723	694,887
Comcast Corp., Class A	120,498	5,071,761
DIRECTV†	31,606	1,838,837
Liberty Global PLC, Class A†	11,974	930,140

		8,535,625

Casino Hotels - 0.4%

Wynn Resorts, Ltd.#	5,715	806,044

Cellular Telecom - 0.9%

Vodafone Group PLC ADR	56,535	1,828,907

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.#	6,809	561,538

Coffee - 0.4%

Green Mountain Coffee Roasters, Inc.†#	8,442	728,629

Commercial Services-Finance - 1.0%

Automatic Data Processing, Inc.	27,457	1,953,840

Computer Aided Design - 0.2%

Autodesk, Inc.†	12,698	466,652

Computer Services - 0.6%

Cognizant Technology Solutions Corp., Class A†	17,067	1,251,011

Computer Software - 0.2%

Akamai Technologies, Inc.†	10,055	462,329

Computers - 13.2%

Apple, Inc.	53,114	25,869,174
Dell, Inc.	98,868	1,361,412

		27,230,586

Computers-Memory Devices - 1.6%

NetApp, Inc.	20,394	847,167
SanDisk Corp.	13,769	759,773
Seagate Technology PLC#	20,289	777,475
Western Digital Corp.	13,376	829,312

		3,213,727

Consulting Services - 0.3%

Verisk Analytics, Inc., Class A†	9,529	592,513

Data Processing/Management - 0.7%

Fiserv, Inc.†	7,535	725,394
Paychex, Inc.#	20,591	796,460

		1,521,854

Dental Supplies & Equipment - 0.2%

DENTSPLY International, Inc.	8,108	340,455

Distribution/Wholesale - 0.5%

Fastenal Co.#	16,788	738,504
Fossil Group, Inc.†#	3,320	385,585

		1,124,089

E-Commerce/Products - 5.3%

Amazon.com, Inc.†	25,760	7,238,045
eBay, Inc.†	73,436	3,671,065

		10,909,110

E-Commerce/Services - 2.2%

Expedia, Inc.#	6,923	323,720
Liberty Interactive Corp., Class A†	28,337	639,849
Netflix, Inc.†#	3,177	901,982
priceline.com, Inc.†	2,833	2,658,856

		4,524,407

Electronic Components-Misc. - 0.2%

Garmin, Ltd.#	11,102	452,629

Electronic Components-Semiconductors - 6.2%

Altera Corp.	18,115	637,105
Avago Technologies, Ltd.	13,936	536,675
Broadcom Corp., Class A#	29,481	744,690
Intel Corp.#	281,287	6,182,688
Microchip Technology, Inc.#	11,155	432,926
Micron Technology, Inc.†#	58,289	790,982
NVIDIA Corp.#	32,702	482,354
Texas Instruments, Inc.#	62,762	2,397,508
Xilinx, Inc.	14,931	648,304

		12,853,232

Electronic Forms - 0.6%

Adobe Systems, Inc.†#	28,402	1,299,392

Enterprise Software/Service - 0.4%

CA, Inc.#	25,644	750,087

Entertainment Software - 0.5%

Activision Blizzard, Inc.	63,237	1,032,028

Food-Misc./Diversified - 2.3%

Kraft Foods Group, Inc.	33,639	1,741,491
Mondelez International, Inc., Class A	100,974	3,096,873

		4,838,364

Food-Retail - 0.5%

Whole Foods Market, Inc.	20,987	1,107,064

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†	4,882	549,518

Internet Content-Entertainment - 2.0%

Facebook, Inc., Class A†	99,003	4,086,844

Internet Infrastructure Software - 0.2%

F5 Networks, Inc.†	4,459	371,791

Internet Security - 0.5%

Symantec Corp.	39,420	1,009,546

Gold Mining - 0.1%

Randgold Resources, Ltd ADR	2,784	217,208

Medical Information Systems - 0.4%

Cerner Corp.†#	19,452	895,959

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	2,273	878,560

Medical Products - 0.2%

Henry Schein, Inc.†	4,930	498,177

Medical-Biomedical/Gene - 9.4%

Alexion Pharmaceuticals, Inc.†	11,042	1,189,886
Amgen, Inc.	42,438	4,623,196
Biogen Idec, Inc.†	13,432	2,861,285
Celgene Corp.†	23,603	3,303,948
Gilead Sciences, Inc.†#	86,313	5,202,084
Regeneron Pharmaceuticals, Inc.†#	5,427	1,315,016
Vertex Pharmaceuticals, Inc.†	12,528	941,479

		19,436,894

Medical-Generic Drugs - 0.4%

Mylan, Inc.†	21,564	762,072

Multimedia - 2.3%

Twenty-First Century Fox, Inc., Class A#	85,785	2,687,644
Viacom, Inc., Class B	24,545	1,952,800

		4,640,444

Networking Products - 3.4%

Cisco Systems, Inc.	302,413	7,049,247

Pharmacy Services - 1.7%

Catamaran Corp.†	11,651	639,756
Express Scripts Holding Co.†	46,260	2,955,089

		3,594,845

Radio - 0.6%

Sirius XM Radio, Inc.#	361,140	1,292,881

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	12,438	836,580

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†	6,251	767,060

Retail-Bedding - 0.4%

Bed Bath & Beyond, Inc.†	12,369	912,090

Retail-Discount - 1.7%

Costco Wholesale Corp.#	24,692	2,762,294
Dollar Tree, Inc.†	12,666	667,498

		3,429,792

Retail-Major Department Stores - 0.1%

Sears Holdings Corp.†#	6,021	266,369

Retail-Office Supplies - 0.3%

Staples, Inc.#	37,568	522,571

Retail-Restaurants - 1.5%

Starbucks Corp.	42,366	2,987,650

Semiconductor Components-Integrated Circuits - 4.0%

Analog Devices, Inc.#	17,438	807,030
Linear Technology Corp.#	13,199	505,918
Maxim Integrated Products, Inc.	16,471	458,635
QUALCOMM, Inc.	97,771	6,480,262

		8,251,845

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	67,993	1,020,575
KLA-Tencor Corp.#	9,387	517,693

		1,538,268

Television - 0.4%

Liberty Media Corp.†	6,259	854,228

Toys - 0.4%

Mattel, Inc.	19,545	791,573

Transport-Services - 0.5%

C.H. Robinson Worldwide, Inc.#	9,085	516,664
Expeditors International of Washington, Inc.#	11,691	474,187

		990,851

Web Hosting/Design - 0.2%

Equinix, Inc.†#	2,793	485,256

Web Portals/ISP - 8.1%

Baidu, Inc. ADR†	15,545	2,106,814
Google, Inc., Class A†	15,342	12,993,140
Yahoo!, Inc.†	61,262	1,661,425

		16,761,379

Wireless Equipment - 0.3%

SBA Communications Corp., Class A†#	7,220	541,500

Total Long-Term Investment Securities
(cost $124,353,088)		195,529,006

SHORT-TERM INVESTMENT SECURITIES - 4.4%
Registered Investment Companies - 4.0%

State Street Navigator Securities Lending Prime Portfolio(1)	8,310,495	8,310,495

U.S. Government Treasuries - 0.4%

United States Treasury Bills Disc. Notes 0.05% due 09/12/2013(2)	$700,000	699,990

Total Short-Term Investment Securities
(cost $9,010,485)		9,010,485

REPURCHASE AGREEMENT - 4.8%

State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $9,957,000)	9,957,000	9,957,000

TOTAL INVESTMENTS
(cost $143,320,573)(4)	103.9%	214,496,491
Liabilities in excess of other assets	(3.9)	(8,134,303)

NET ASSETS	100.0%	$206,362,188

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2013, the Fund had loaned securities with a total value of $8,319,902. This was secured by $8,310,495, which was received in cash and subsequently invested in short-term investments currently valued at $8,310,495 as reported in the portfolio of investments. Additional collateral of $210,980 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	01/25/2032 to 05/25/2042	$106,387
United States Treasury Notes/Bonds	0.25% to 2.13%	01/31/2015 to 12/31/2015	104,593

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on tax basis
ADR -	American Depository Receipt

Open Future Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2013	Unrealized Appreciation/ (Depreciation)

174	Long	Nasdaq 100 E-Mini Index	September 2013	$10,504,872	$10,695,780	$190,908

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$18,566,541	$—	$—	$18,566,541
Computers	27,230,586	—	—	27,230,586
E-Commerce/Products	10,909,110	—	—	10,909,110
Electronic Components-Semiconductors	12,853,232	—	—	12,853,232
Medical-Biomedical/Gene	19,436,894	—	—	19,436,894
Web Portals/ISP	16,761,379	—	—	16,761,379
Other Industries*	89,771,264	—	—	89,771,264
Short-Term Investment Securities:
Registered Investment Companies	8,310,495	—	—	8,310,495
U.S. Government Treasuries	—	699,990	—	699,990
Repurchase Agreement	—	9,957,000	—	9,957,000
Other Financial Instruments: †
Open Futures Contracts-Appreciation	190,908	—	—	190,908

Total	$204,030,409	$10,656,990	$—	$214,687,399

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.4%
Advanced Materials - 0.1%

STR Holdings, Inc.†#	274,600	$455,836

Agricultural Chemicals - 0.1%

Monsanto Co.	6,470	633,348

Appliances - 0.4%

iRobot Corp.†#	91,910	3,002,700

Applications Software - 7.6%

Check Point Software Technologies, Ltd.†#	98,400	5,517,288
Citrix Systems, Inc.†	99,857	7,066,880
Intuit, Inc.#	26,050	1,654,956
Microsoft Corp.	799,865	26,715,491
Red Hat, Inc.†	170,242	8,600,626
Salesforce.com, Inc.†#	154,785	7,604,587
ServiceNow, Inc.†#	66,100	3,098,768

		60,258,596

Auto-Cars/Light Trucks - 2.4%

Tesla Motors, Inc.†#	110,780	18,721,820
Toyota Motor Corp. ADR#	1,139	137,580

		18,859,400

Cellular Telecom - 0.5%

China Unicom Hong Kong, Ltd.	1,238,000	1,877,487
T-Mobile US, Inc.†#	105,835	2,471,247

		4,348,734

Chemicals-Diversified - 0.1%

Nitto Denko Corp.	20,400	1,088,720

Commercial Services - 0.5%

ExlService Holdings, Inc.†	16,336	442,869
Quanta Services, Inc.†#	100,737	2,633,265
RPX Corp.†	61,100	958,659

		4,034,793

Commercial Services-Finance - 2.1%

Alliance Data Systems Corp.†#	22,638	4,430,257
Automatic Data Processing, Inc.#	52,410	3,729,496
Heartland Payment Systems, Inc.#	37,210	1,374,909
Mastercard, Inc., Class A	6,685	4,051,645
Western Union Co.#	156,925	2,750,895

		16,337,202

Computer Aided Design - 2.1%

Aspen Technology, Inc.†	152,115	5,085,205
Autodesk, Inc.†#	322,855	11,864,921

		16,950,126

Computer Services - 2.4%

Accenture PLC, Class A#	81,793	5,909,544
Cognizant Technology Solutions Corp., Class A†	93,722	6,869,822
Computer Sciences Corp.#	30,265	1,517,790
International Business Machines Corp.	24,344	4,437,181

		18,734,337

Computer Software - 1.5%

Akamai Technologies, Inc.†#	251,235	11,551,785

Computers - 4.0%

Advantech Co., Ltd.	239,000	1,213,989
Apple, Inc.	40,761	19,852,645
Asustek Computer, Inc.	124,000	988,287
Dell, Inc.	647,000	8,909,190
Lenovo Group, Ltd.#	559,000	540,657

		31,504,768

Computers-Integrated Systems - 0.9%

Riverbed Technology, Inc.†#	93,740	1,447,346
Silver Spring Networks, Inc.†#	4,500	91,755
Silver Springs Networks, Inc.(1)(2)(3)	27,529	533,251
Teradata Corp.†#	84,542	4,950,779

		7,023,131

Computers-Memory Devices - 4.6%

EMC Corp.	293,910	7,577,000
Fusion-io, Inc.†#	60,935	651,395
NetApp, Inc.#	144,935	6,020,600
SanDisk Corp.	142,685	7,873,358
Seagate Technology PLC#	127,670	4,892,315
Western Digital Corp.	153,000	9,486,000

		36,500,668

Consulting Services - 0.9%

Genpact, Ltd.†	218,032	4,197,116
Huron Consulting Group, Inc.†	57,105	2,718,198

		6,915,314

Data Processing/Management - 0.2%

Fiserv, Inc.†#	18,040	1,736,711

Distribution/Wholesale - 0.1%

Arrow Electronics, Inc.†	10,320	479,054

E-Commerce/Products - 5.3%

Amazon.com, Inc.†	103,315	29,029,449
eBay, Inc.†	157,640	7,880,424
Rakuten, Inc.	250,100	3,084,698
Vipshop Holdings, Ltd. ADR†#	44,665	1,933,994

		41,928,565

E-Commerce/Services - 3.1%

Angie’s List, Inc.†#	122,157	2,560,411
Ctrip.com International, Ltd. ADR†	55,900	2,572,518
Groupon, Inc.†#	22,636	229,982
Netflix, Inc.†#	15,720	4,463,065
priceline.com, Inc.†#	15,450	14,500,288
QIWI PLC ADR†	6,100	181,780

		24,508,044

Electric Products-Misc. - 0.1%
Electronic Components-Misc. - 1.2%

AAC Technologies Holdings, Inc.#	293,000	1,326,245
Anritsu Corp.	94,700	1,157,407
Jabil Circuit, Inc.	114,400	2,610,608
Murata Manufacturing Co., Ltd.	14,800	1,017,467
NEC Corp.	253,000	538,545
Omron Corp.	45,500	1,427,306
TPK Holding Co., Ltd.	6,000	63,760
Wacom Co., Ltd.	164,000	1,411,417

		9,552,755

Electronic Components-Semiconductors - 9.5%

Altera Corp.	186,600	6,562,722
ARM Holdings PLC ADR#	84,700	3,432,891
Avago Technologies, Ltd.	107,900	4,155,229
Broadcom Corp., Class A#	48,100	1,215,006
First Solar, Inc.†#	41,000	1,505,520

Freescale Semiconductor, Ltd.†#	177,225	2,537,862
Infineon Technologies AG	196,749	1,783,828
Intel Corp.#	487,100	10,706,458
International Rectifier Corp.†	20,135	480,824
Intersil Corp., Class A#	119,600	1,240,252
MediaTek, Inc.	317,000	3,887,751
Mellanox Technologies, Ltd.†#	131,300	5,175,846
Micron Technology, Inc.†#	511,300	6,938,341
NVIDIA Corp.#	114,400	1,687,400
ON Semiconductor Corp.†#	652,100	4,721,204
Samsung Electronics Co., Ltd.	4,020	4,954,155
Samsung Electronics Co., Ltd. GDR	130	79,170
Semtech Corp.†	36,000	1,069,920
Silicon Laboratories, Inc.†#	27,100	1,048,499
SK Hynix, Inc.†	78,600	2,000,315
Texas Instruments, Inc.	86,165	3,291,503
Xilinx, Inc.#	146,580	6,364,504

		74,839,200

Electronic Connectors - 0.3%

Hirose Electric Co., Ltd.	17,700	2,336,324

Electronic Design Automation - 0.5%

Cadence Design Systems, Inc.†#	290,414	3,911,877

Electronic Forms - 0.3%

Adobe Systems, Inc.†	60,310	2,759,183

Electronic Measurement Instruments - 0.9%

Keyence Corp.	5,700	1,886,744
National Instruments Corp.#	61,700	1,712,175
Trimble Navigation, Ltd.†#	130,200	3,287,550

		6,886,469

Electronic Parts Distribution - 0.3%

Avnet, Inc.†	14,765	569,338
WPG Holdings, Ltd.	1,631,000	1,874,932

		2,444,270

Enterprise Software/Service - 1.3%

Oracle Corp.	127,900	4,074,894
Pactera Technology International, Ltd. ADR†#	97,079	654,312
QLIK Technologies, Inc.†	57,615	1,889,196
Workday, Inc., Class A†#	45,530	3,302,291

		9,920,693

Entertainment Software - 0.7%

Activision Blizzard, Inc.	307,181	5,013,194
Electronic Arts, Inc.†#	33,076	881,145

		5,894,339

Finance-Credit Card - 2.1%

Visa, Inc., Class A#	93,541	16,315,421

Food-Misc./Diversified - 0.0%

Grubhub Seamless, Inc.(1)(3)(4)	27,325	233,301

Internet Application Software - 0.3%

RealNetworks, Inc.†#	181,524	1,388,659
Tencent Holdings, Ltd.	26,100	1,224,481

		2,613,140

Internet Content-Entertainment - 4.7%

Facebook, Inc., Class A†	682,923	28,191,061
NetEase, Inc. ADR	81,645	5,775,567
Pandora Media, Inc.†#	174,490	3,214,106
Renren, Inc. ADR†#	1,156	3,769
Youku.com, Inc. Class A(1)(3)	16	21

		37,184,524

Internet Content-Information/News - 2.6%

Kakaku.com, Inc.#	233,000	4,281,020
LinkedIn Corp., Class A†	29,185	7,005,567
M3, Inc.#	1,111	2,909,183
Yelp, Inc.†	124,915	6,493,082

		20,688,852

Internet Infrastructure Software - 0.3%

F5 Networks, Inc.†#	24,300	2,026,134

Internet Security - 1.7%

Qihoo 360 Technology Co., Ltd. ADR†	82,015	6,391,429
Symantec Corp.	114,254	2,926,045
VeriSign, Inc.†#	82,500	3,959,175

		13,276,649

Medical Products - 0.6%

Hospira, Inc.†#	75,900	2,962,377
Stryker Corp.	28,200	1,886,298

		4,848,675

Networking Products - 4.5%

Cisco Systems, Inc.	1,355,220	31,590,178
Gigamon, Inc.†#	36,755	1,242,319
Palo Alto Networks, Inc.†#	50,280	2,414,446

		35,246,943

Power Converter/Supply Equipment - 0.3%

Delta Electronics, Inc.	277,000	1,254,273
SunPower Corp.†#	49,800	1,070,202

		2,324,475

Security Services - 0.4%

ADT Corp.#	71,105	2,832,112

Semiconductor Components-Integrated Circuits - 5.6%

Analog Devices, Inc.#	37,565	1,738,508
Atmel Corp.†#	508,900	3,694,614
Marvell Technology Group, Ltd.#	487,050	5,898,176
NXP Semiconductor NV†#	343,573	12,770,608
QUALCOMM, Inc.#	139,145	9,222,531
Taiwan Semiconductor Manufacturing Co., Ltd.	3,038,000	10,202,977
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	66,400	1,099,584

		44,626,998

Semiconductor Equipment - 2.5%

Applied Materials, Inc.	469,820	7,051,998
ASM Pacific Technology, Ltd.#	98,200	1,011,829
ASML Holding NV	61,364	5,342,350
Lam Research Corp.†#	137,310	6,408,258

		19,814,435

Telecom Equipment-Fiber Optics - 1.2%

Ciena Corp.†#	61,235	1,219,801
Finisar Corp.†#	54,700	1,119,709

IPG Photonics Corp.#	92,600	4,978,176
JDS Uniphase Corp.†#	194,510	2,495,564

		9,813,250

Telecommunication Equipment - 1.9%

Alcatel-Lucent ADR†	2,568,352	6,626,348
Juniper Networks, Inc.†	454,305	8,586,365

		15,212,713

Television - 0.0%

Phoenix New Media, Ltd. ADR†	41,433	365,439

Toys - 0.1%

Nintendo Co., Ltd.	6,700	758,812

Virtual Reality Products - 0.2%

RealD, Inc.†#	240,600	1,970,514

Web Portals/ISP - 10.6%

Baidu, Inc. ADR†	77,500	10,503,575
Dropbox, Inc.†(1)(3)(4)	151,803	1,614,930
Google, Inc., Class A†	50,686	42,925,973
SINA Corp.†	100,530	7,783,033
Trulia, Inc.†#	95,575	3,968,274
Yahoo Japan Corp.	4,380	2,172,491
Yahoo!, Inc.†	403,405	10,940,344
Yandex NV, Class A†	120,165	3,845,280

		83,753,900

Wireless Equipment - 0.9%

Aruba Networks, Inc.†#	358,985	5,969,921
RF Micro Devices, Inc.†#	261,120	1,295,155

		7,265,076

Total Common Stock
(cost $631,044,912)		746,568,305

CONVERTIBLE PREFERRED SECURITIES - 1.0%
E-Commerce/Services - 0.0%

Coupons.com, Inc. Series B(1)(3)(4)	108,436	388,201

Internet Content-Information/News - 0.4%

Twitter, Inc. Series E(1)(3)(4)	184,162	3,348,065

Internet Security - 0.4%

Fireeye, Inc.(1)(3)(4)	249,937	3,081,723

Web Portals/ISP - 0.2%

Dropbox, Inc.† Class A-1(1)(3)(4)	119,521	1,168,318
Dropbox, Inc.,† Series A(1)(3)(4)	12,378	131,671

		1,299,989

Total Convertible Preferred Securities
(cost 4,788,851)		8,117,978

EXCHANGE-TRADED FUNDS - 0.1%

WisdomTree Japan Hedged Equity Fund (cost $1,042,150)	21,825	957,899

Total Long-Term Investment Securities
(cost $636,875,913)		755,644,182

SHORT-TERM INVESTMENT SECURITIES - 11.7%
Registered Investment Companies - 11.2%

State Street Navigator Securities Lending Prime Portfolio(5)	63,802,984	63,802,984
T. Rowe Price Reserve Investment Fund	24,650,131	24,650,131

		88,453,115

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013	$3,759,000	3,759,000

Total Short-Term Investment Securities
(cost $92,212,115)		92,212,115

REPURCHASE AGREEMENT - 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 08/31/2013, to be repurchased 09/03/2013 in the amount of $3,274,000 and collateralized by $3,735,000 of Federal Home Loan Mortgage Corp., bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $3,343,785 (cost $3,274,000)	3,274,000	3,274,000

TOTAL INVESTMENTS
(cost $732,362,028)(6)	107.6%	851,130,297
Liabilities in excess of other assets	(7.6)	(59,928,654)

NET ASSETS	100.0%	$791,201,643

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2013, the Science & Technology Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Coupons.com, Inc.
Series B
Convertible Preferred Security	06/01/2011	54,218	$595,677
	08/18/2011	54,218	—

		108,436	595,677	$388,201	$3.58	0.05%

Dropbox, Inc.
Common Stock	04/30/2012	9,968	90,201
	05/01/2012	141,835	1,283,870

		151,803	1,374,071	1,614,930	10.64	0.20%

Dropbox, Inc.
Class A-1
Convertible Preferred Security	05/01/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	1,168,318	9.78	0.15%

Dropbox, Inc.
Series A
Convertible Preferred Security	05/01/2012	12,378	112,010	131,671	10.64	0.02%
Fireeye, Inc.
Convertible Preferred Security	12/27/2012	249,937	2,631,687	3,081,723	12.33	0.39%
Grubhub Seamless, Inc.	08/13/2013	27,325	233,301	233,301	8.54	0.00%
Silver Spring Networks, Inc.
Common Stock	12/11/2009	27,529	468,000	533,251	19.37	0.07%
Twitter, Inc.
Series E
Convertible
Preferred Security	09/24/2009	23,021	367,920
	01/11/2011	46,040	—
	08/22/2011	115,101	—

		184,162	367,920	3,348,065	18.18	0.42%

Youku.Com, Inc.
Class A
Common Stock	07/11/2011	16	—	21	1.31	0.00%

				$10,499,481		1.33%

(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $10,499,481 representing 1.3% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	At August 31, 2013, the Fund had loaned securities with a total value of $63,438,041 This was secured by collateral of $63,802,984 , which was received in cash and subsequently invested in short-term investments currently valued at $63,802,984 as reported in the portfolio of investments. Additionally collateral of $1,319,458 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
United States Treasury Notes/Bonds	0.13% to 4.50%	11/30/2014 to 11/15/2042	$845,707
Federal National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 05/25/2042	473,751

(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Applications Software	$60,258,596	$—	$—	$60,258,596
Computers-Integrated Systems	6,489,880	533,251	—	7,023,131
E-Commerce/Products	41,928,565	—	—	41,928,565
Electronic Components-Semiconductors	74,839,200	—	—	74,839,200
Food-Misc./Diversified	—	—	233,301	233,301
Internet Content-Entertainment	—	21	—	21
Semiconductor Components-Integrated Circuits	44,626,998	—	—	44,626,998
Web Portals/ISP	82,138,970	—	1,614,930	83,753,900
Other Industries*	433,904,593	—	—	433,904,593
Convertible Preferred Securities	—	—	8,117,978	8,117,978
Exchange-Traded Funds	957,899	—	—	957,899
Short-Term Investment Securities:
Registered Investment Companies	88,453,115	—	—	88,453,115
Time Deposits	—	3,759,000	—	3,759,000
Repurchase Agreement	—	3,274,000	—	3,274,000

Total	$833,597,816	$7,566,272	$9,966,209	$851,130,297

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $57,129,792 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Securities
Balance as of 5/31/2013	$1,378,279	$7,508,094
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	14,800	—
Realized Loss	—	—
Change in unrealized appreciation(1)	295,380	697,362
Change in unrealized depreciation(1)	—	(87,478)
Net Purchases	233,301	—
Net Sales	(73,529)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 8/31/2013	$1,848,231	$8,117,978

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2013 includes:

Common Stock	Convertible Preferred Securities
$295,380	$609,884

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 8/31/13(1)	Valuation Technique(s)	Unobservable Input(2)	Range(weighted average)
Common Stock	$1,614,930	Market Comparable	Enterprise Value/Revenue Multiple*	8.66x
			Transaction Price*	$11.50
			Discount for Lack of Marketability	10% -15% (11.7%)

Convertible Preferred Securities	$388,201	Market Comparable	Average Price/Sales Multiple*	3.5x
			Discount for Lack of Marketability	20%

	$3,348,065	Market Comparable	Implied Enterprise Value from a Market Transaction*	$10.75 Billion

	$3,081,723	Market Comparable	Enterprise Value/Revenue Multiple*	3.80x
			Discount for Lack of Marketability	10.0%

	$131,671	Market Comparable	Transaction Price*	$11.50
			Discount for Lack of Marketability	15%

	$1,168,318	Market Comparable	Transaction Price*	$11.50
			Discount for Lack of Marketability	15.0%

(1)	The Fund’s other securities classified as Level 3 with a fair value of $233,301 at August 31, 2013 are attributable to securities valued at its respective transaction price (cost).
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.3%
Advanced Materials - 2.2%

Hexcel Corp.†	59,163	$2,104,428

Aerospace/Defense - 1.5%

Teledyne Technologies, Inc.†	18,000	1,389,060

Aerospace/Defense-Equipment - 2.0%

HEICO Corp., Class A	41,338	1,913,123

Applications Software - 3.0%

Infoblox, Inc.†	39,710	1,385,879
InterXion Holding NV†	58,080	1,389,854

		2,775,733

Auto/Truck Parts & Equipment-Replacement - 2.2%

Dorman Products, Inc.#	40,600	2,039,744

B2B/E-Commerce - 1.6%

SPS Commerce, Inc.†#	23,930	1,491,796

Banks-Commercial - 1.1%

Signature Bank†	11,369	997,289

Building & Construction Products-Misc. - 1.1%

Drew Industries, Inc.	24,300	1,019,628

Casino Services - 1.4%

Multimedia Games Holding Co., Inc.†	32,400	1,271,376

Chemicals-Specialty - 1.4%

Quaker Chemical Corp.	19,700	1,307,292

Commercial Services-Finance - 1.1%

Heartland Payment Systems, Inc.#	26,850	992,108

Computer Aided Design - 0.7%

Aspen Technology, Inc.†	20,972	701,094

Consulting Services - 1.4%

Huron Consulting Group, Inc.†	27,600	1,313,760

Consumer Products-Misc. - 1.1%

Tumi Holdings, Inc.†#	48,560	998,394

Containers-Paper/Plastic - 1.1%

Berry Plastics Group, Inc.†	45,900	1,056,159

Distribution/Wholesale - 1.1%

Beacon Roofing Supply, Inc.†#	27,620	1,003,435

E-Commerce/Products - 1.3%

Shutterfly, Inc.†#	23,359	1,213,734

Electronic Components-Misc. - 2.0%

InvenSense, Inc.†#	107,000	1,912,090

Electronic Components-Semiconductors - 2.0%

Microsemi Corp.†#	73,795	1,899,483

Enterprise Software/Service - 5.5%

Proofpoint, Inc.†	74,890	2,157,581
QLIK Technologies, Inc.†	46,900	1,537,851
Ultimate Software Group, Inc.†#	10,618	1,488,750

		5,184,182

Finance-Consumer Loans - 1.9%

Portfolio Recovery Associates, Inc.†#	34,068	1,806,967

Finance-Investment Banker/Broker - 0.6%

FXCM, Inc., Class A	28,600	543,114

Finance-Other Services - 1.5%

MarketAxess Holdings, Inc.	14,604	741,299
WageWorks, Inc.†	15,400	642,796

		1,384,095

Food-Dairy Products - 0.9%

WhiteWave Foods Co., Class A†#	45,800	875,696

Food-Misc./Diversified - 1.9%

Hain Celestial Group, Inc.†#	22,153	1,811,672

Hazardous Waste Disposal - 1.0%

Clean Harbors, Inc.†#	17,200	977,476

Health Care Cost Containment - 0.9%

ExamWorks Group, Inc.†#	34,700	815,450

Home Furnishings - 0.7%

American Woodmark Corp.†#	17,700	617,199

Human Resources - 2.3%

AMN Healthcare Services, Inc.†	89,037	1,210,903
Team Health Holdings, Inc.†	24,223	930,890

		2,141,793

Industrial Audio & Video Products - 1.7%

Imax Corp.†#	57,600	1,580,544

Instruments-Scientific - 1.1%

FEI Co.#	12,790	1,001,201

Insurance-Property/Casualty - 1.8%

Amtrust Financial Services, Inc.#	47,761	1,706,009

Internet Telephone - 1.3%

BroadSoft, Inc.†#	36,864	1,186,652

Investment Management/Advisor Services - 1.9%

Financial Engines, Inc.#	14,765	789,189
WisdomTree Investments, Inc.†#	86,500	968,800

		1,757,989

Machinery-General Industrial - 1.6%

DXP Enterprises, Inc.†	9,100	618,618
Middleby Corp.†	4,665	867,410

		1,486,028

Medical Instruments - 1.3%

DexCom, Inc.†	44,075	1,192,229

Medical Labs & Testing Services - 1.3%

ICON PLC†	33,200	1,213,128

Medical Products - 3.3%

Cyberonics, Inc.†#	17,832	907,114
Globus Medical, Inc., Class A†	77,000	1,356,740
West Pharmaceutical Services, Inc.	10,689	790,451

		3,054,305

Medical-Biomedical/Gene - 4.8%

Aegerion Pharmaceuticals, Inc.†#	13,675	1,185,349
Bluebird Bio, Inc.†#	14,900	371,010
Intrexon Corp.†	14,200	308,566
Ligand Pharmaceuticals, Inc., Class B†	15,200	730,968
NPS Pharmaceuticals, Inc.†#	74,318	1,865,382

		4,461,275

Medical-Drugs - 5.6%

Amicus Therapeutics, Inc.†#	194,920	465,859
Chimerix, Inc.†	23,300	367,208
Endocyte, Inc.†#	28,400	407,824
Jazz Pharmaceuticals PLC†	16,260	1,425,839
Orexigen Therapeutics, Inc.†	107,400	736,764
Pacira Pharmaceuticals, Inc.†#	39,000	1,412,580
Receptos, Inc.†#	27,900	441,936

		5,258,010

Medical-Hospitals - 1.4%

Acadia Healthcare Co., Inc.†#	34,900	1,337,717

Networking Products - 0.1%

LogMeIn, Inc.†	3,600	107,244

Office Furnishings-Original - 1.7%

Steelcase, Inc., Class A	110,200	1,600,104

Oil & Gas Drilling - 0.9%

Atwood Oceanics, Inc.†#	15,500	863,040

Oil Companies-Exploration & Production - 2.8%

Bonanza Creek Energy, Inc.†#	19,800	786,060
Diamondback Energy, Inc.†#	13,500	543,240
Rosetta Resources, Inc.†#	27,350	1,272,595

		2,601,895

Oil Field Machinery & Equipment - 1.0%

Dril-Quip, Inc.†	9,080	926,251

Retail-Apparel/Shoe - 1.6%

DSW, Inc., Class A	17,880	1,539,289

Retail-Building Products - 1.1%

Tile Shop Holdings, Inc.†#	39,000	1,036,230

Retail-Restaurants - 2.0%

Bloomin’ Brands, Inc.†#	49,000	1,102,500
Noodles & Co.†#	16,700	762,522

		1,865,022

Retail-Sporting Goods - 1.5%

Cabela’s, Inc.†#	21,780	1,427,243

Retail-Vitamins & Nutrition Supplements - 1.2%

Vitamin Shoppe, Inc.†#	25,785	1,086,064

Schools - 1.8%

Grand Canyon Education, Inc.†#	48,310	1,667,178

Seismic Data Collection - 0.8%

Geospace Technologies Corp.†#	11,420	796,659

Telecom Services - 0.7%

RigNet, Inc.†#	18,328	665,490

Transport-Truck - 2.9%

Old Dominion Freight Line, Inc.†	27,031	1,173,686
Roadrunner Transportation Systems, Inc.†	58,189	1,578,086

		2,751,772

Vitamins & Nutrition Products - 0.9%

Natural Grocers by Vitamin Cottage, Inc.†#	21,280	820,344

Wireless Equipment - 2.7%

Aruba Networks, Inc.†#	75,589	1,257,045
Ubiquiti Networks, Inc.	36,000	1,262,160

		2,519,205

Total Long-Term Investment Securities
(cost $70,622,573)		91,065,487

SHORT-TERM INVESTMENT SECURITIES - 8.2%
Registered Investment Companies - 8.2%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $7,673,118)	7,673,118	7,673,118

REPURCHASE AGREEMENT - 3.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 08/31/2013, to be repurchased 09/01/2013 in the amount of $3,134,000 and collateralized by $3,195,000 of United State Treasury Bills, bearing interest at 0.25% due 03/31/2014 and having approximate value of $3,201,313 (cost $3,134,000)	$3,134,000	3,134,000

TOTAL INVESTMENTS
(cost $81,429,691)(2)	108.9%	101,872,605
Liabilities in excess of other assets	(8.9)	(8,305,477)

NET ASSETS	100.0%	$93,567,128

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2013, the Fund had loaned securities with a total value of $7,503,053. This was secured by $7,673,118, which was received in cash and subsequently invested in short-term investments currently valued at $7,673,118 as reported in the portfolio of investments. Additional collateral of $30,800 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
United States Treasury Notes/Bonds	0.13% to 3.13%	12/31/2014 to 11/15/2022	$30,800

(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Enterprise Software/Service	$5,184,182	$—	$—	$5,184,182
Medical-Drugs	5,258,010	—	—	5,258,010
Other Industries*	80,623,295	—	—	80,623,295
Short-Term Investment Securities:
Registered Investment Companies	7,673,118	—	—	7,673,118
Repurchase Agreement	—	3,134,000	—	3,134,000

Total	$98,738,605	$3,134,000	$—	$101,872,605

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.9%
Advanced Materials - 0.2%

Core Molding Technologies, Inc.†	25,700	$240,552
Hexcel Corp.†	12,900	458,853
STR Holdings, Inc.†#	24,600	40,836

		740,241

Advertising Agencies - 0.7%

Interpublic Group of Cos., Inc.	145,359	2,285,043

Advertising Services - 0.1%

Marchex, Inc., Class B	26,400	180,840

Aerospace/Defense - 0.2%

Teledyne Technologies, Inc.†	9,600	740,832

Aerospace/Defense-Equipment - 0.7%

Ducommun, Inc.†	6,400	167,360
LMI Aerospace, Inc.†	6,100	73,749
Moog, Inc., Class A†	6,200	314,960
Triumph Group, Inc.#	25,256	1,817,674

		2,373,743

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.#	3,900	48,516

Agricultural Operations - 0.0%

Cadiz, Inc.†	14,400	65,664
MGP Ingredients, Inc.	13,100	66,024

		131,688

Airlines - 0.2%

Allegiant Travel Co.	6,100	576,511

Apparel Manufacturers - 0.1%

Quiksilver, Inc.†#	77,300	382,635

Applications Software - 0.6%

Actuate Corp.†	124,107	862,544
Bsquare Corp.†	13,900	38,920
Callidus Software, Inc.†	19,500	149,955
Cvent, Inc.†	1,600	56,976
EPIQ Systems, Inc.	1,500	18,375
Model N, Inc.†#	2,400	34,584
PDF Solutions, Inc.†	9,800	194,530
Progress Software Corp.†	12,950	316,757
Tangoe, Inc.†#	20,500	426,195

		2,098,836

Audio/Video Products - 0.0%

VOXX International Corp.†	10,500	127,680

Auto Repair Centers - 0.2%

Monro Muffler Brake, Inc.#	10,225	452,661
TravelCenters of America LLC†	9,000	68,490

		521,151

Auto/Truck Parts & Equipment-Original - 1.8%

Accuride Corp.†	40,000	209,600
Dana Holding Corp.	100,350	2,103,336
Miller Industries, Inc.	10,000	160,200
SORL Auto Parts, Inc.†	15,300	50,796
Spartan Motors, Inc.	21,600	123,336
Strattec Security Corp.	7,600	268,432
Titan International, Inc.#	79,722	1,294,685
TRW Automotive Holdings Corp.†	32,354	2,234,691

		6,445,076

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	6,700	46,967

Banks-Commercial - 8.3%

1st United Bancorp, Inc.	14,300	102,388
American National Bankshares, Inc.	5,900	128,974
American River Bankshares†	19,500	165,360
BancorpSouth, Inc.#	3,000	58,140
BankUnited, Inc.	15,100	446,205
Berkshire Bancorp, Inc.	6,500	50,245
Bridge Capital Holdings†	7,200	115,488
Capital Bank Financial Corp., Class A†#	18,100	357,475
Capital City Bank Group, Inc.†	9,600	114,432
Citizens Holding Co.	4,500	81,270
CNB Financial Corp.	8,500	142,205
CVB Financial Corp.#	158,662	2,021,354
East West Bancorp, Inc.	91,895	2,686,091
Enterprise Bancorp, Inc.	6,821	126,734
Enterprise Financial Services Corp.	10,000	165,300
Farmers Capital Bank Corp.†	7,900	157,605
First Bancorp, Inc.	7,165	116,646
First Horizon National Corp.#	45,900	507,654
FNB Corp.#	136,577	1,648,484
Glacier Bancorp, Inc.#	123,793	2,921,515
Heritage Commerce Corp.	13,500	92,880
Heritage Financial Corp.	8,300	125,496
LNB Bancorp, Inc.	16,300	155,828
Merchants Bancshares, Inc.	4,600	134,642
Metro Bancorp, Inc.†	10,500	199,710
MetroCorp Bancshares, Inc.	8,000	80,960
MidWestOne Financial Group, Inc.	5,400	126,900
Northrim BanCorp, Inc.	7,100	160,318
Ohio Valley Banc Corp.	6,400	131,776
Pacific Continental Corp.	13,000	163,410
Park Sterling Corp.	25,200	150,444
Peoples Bancorp of North Carolina, Inc.	5,500	72,765
Peoples Bancorp, Inc.	6,300	132,048
Pinnacle Financial Partners, Inc.†#	5,500	153,725
Preferred Bank†	3,320	53,386
Prosperity Bancshares, Inc.#	9,600	574,080
Seacoast Banking Corp. of Florida†	65,500	134,930
Sierra Bancorp	9,400	135,548
Signature Bank†#	10,100	885,972
Southcoast Financial Corp.†	5,000	27,700
Southern National Bancorp of Virginia, Inc.	15,000	149,100
Southwest Bancorp, Inc.†	13,500	194,940
Suffolk Bancorp†	9,100	154,791
Susquehanna Bancshares, Inc.#	185,611	2,340,555
Synovus Financial Corp.	112,836	359,947
TCF Financial Corp.#	17,200	241,660
Texas Capital Bancshares, Inc.†	50,841	2,241,071
United Security Bancshares†	20,123	86,126
Valley National Bancorp.#	23,572	237,842
Washington Banking Co.	8,500	116,620
Washington Trust Bancorp, Inc.	6,500	195,065
Webster Financial Corp.#	75,683	2,002,572
West Bancorporation, Inc.	14,344	180,734
Westamerica Bancorporation#	7,400	348,318
Western Alliance Bancorp†	25,900	423,983
Wintrust Financial Corp.#	55,388	2,195,580
Zions Bancorporation#	71,802	2,008,302

		29,283,289

Banks-Fiduciary - 0.6%

Boston Private Financial Holdings, Inc.	207,709	2,122,786

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†#	5,100	74,103

Batteries/Battery Systems - 0.7%

EnerSys, Inc.#	49,188	2,522,361

Beverages-Non-alcoholic - 0.0%

Primo Water Corp.†	21,600	62,424

Brewery - 0.1%

Craft Brew Alliance, Inc.†	18,800	225,600

Broadcast Services/Program - 0.7%

Nexstar Broadcasting Group, Inc., Class A#	67,785	2,275,542

Building & Construction Products-Misc. - 0.9%

Gibraltar Industries, Inc.†#	5,550	71,484
Louisiana-Pacific Corp.†	32,900	492,184
Quanex Building Products Corp.#	18,700	311,168
Simpson Manufacturing Co., Inc.#	4,400	137,588
Trex Co., Inc.† #	47,082	2,084,320

		3,096,744

Building Products-Air & Heating - 0.3%

AAON, Inc.	9,750	227,370
American DG Energy, Inc.†	20,300	32,683
Lennox International, Inc.#	13,000	892,450

		1,152,503

Building Products-Cement - 0.7%

Eagle Materials, Inc.	34,421	2,208,451
Martin Marietta Materials, Inc.#	2,100	201,705

		2,410,156

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.#	3,900	108,810

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	18,400	124,016

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	16,100	158,102

Building-Mobile Home/Manufactured Housing - 0.8%

Thor Industries, Inc.#	51,725	2,649,872

Building-Residential/Commercial - 0.2%

Meritage Homes Corp.†	11,700	467,064
Standard Pacific Corp.†#	18,100	129,234

		596,298

Casino Hotels - 0.1%

Monarch Casino & Resort, Inc.†	15,000	282,000

Casino Services - 0.8%

Bally Technologies, Inc.†#	39,680	2,862,118

Chemicals-Diversified - 0.9%

FMC Corp.#	33,007	2,198,596
Rockwood Holdings, Inc.	16,000	1,021,760

		3,220,356

Chemicals-Plastics - 1.0%

Landec Corp.†	14,800	195,360
PolyOne Corp.	117,960	3,187,279

		3,382,639

Chemicals-Specialty - 0.1%

KMG Chemicals, Inc.	7,800	183,768
Oil-Dri Corp. of America	4,900	151,949

		335,717

Circuit Boards - 0.0%

UQM Technologies, Inc.†	57,300	73,344

Coal - 0.2%

Cloud Peak Energy, Inc.†#	21,600	339,984
James River Coal Co.†	43,200	91,584
Walter Energy, Inc.#	400	5,176
Westmoreland Coal Co.†	18,500	238,095

		674,839

Commercial Services - 1.1%

Collectors Universe	7,200	112,536
HMS Holdings Corp.†#	19,300	482,307
Intersections, Inc.	12,500	114,375
Mac-Gray Corp.	10,700	153,545
Providence Service Corp.†	7,700	206,668
Quanta Services, Inc.†	7,617	199,108
RPX Corp.†	1,200	18,828
Team, Inc.†	64,257	2,506,023

		3,793,390

Commercial Services-Finance - 0.0%

Global Payments, Inc.#	1,200	57,180
Xoom Corp.†	3,100	83,359

		140,539

Communications Software - 0.0%

Digi International, Inc.†	13,300	123,557

Computer Data Security - 0.1%

Fortinet, Inc.†#	6,000	118,800
Qualys, Inc.†#	9,300	185,907

		304,707

Computer Services - 0.2%

Dynamics Research Corp.†	10,000	70,800
FleetMatics Group PLC†#	9,400	464,830
LivePerson, Inc.†#	10,900	101,588

		637,218

Computer Software - 1.0%

SS&C Technologies Holdings, Inc.†#	102,678	3,633,774

Computers-Integrated Systems - 2.1%

3D Systems Corp.†#	10,200	524,280
Agilysys, Inc.†	13,000	146,770
Cray, Inc.†#	144,060	3,523,707
Jack Henry & Associates, Inc.#	61,634	3,075,537
Radisys Corp.†	15,700	53,223
Silver Springs Networks, Inc.(1)(2)(3)	6,647	128,756

		7,452,273

Computers-Memory Devices - 0.1%

Datalink Corp.†	11,100	145,521
Dot Hill Systems Corp.†	87,300	196,425
Netlist, Inc.†	37,900	29,941

		371,887

Computers-Periphery Equipment - 0.0%

Synaptics, Inc.†#	4,100	158,506

Consulting Services - 0.8%

CRA International, Inc.†	7,700	137,830
Forrester Research, Inc.#	2,500	82,450
Hackett Group, Inc.	27,900	178,839
Information Services Group, Inc.†	42,400	145,432
MAXIMUS, Inc.	54,999	2,063,012
PDI, Inc.†	9,800	50,176

		2,657,739

Consumer Products-Misc. - 0.2%

AT Cross Co., Class A†	13,000	277,160
Kid Brands, Inc.†	18,000	26,640
Tumi Holdings, Inc.†#	21,900	450,264

		754,064

Containers-Paper/Plastic - 0.9%

Berry Plastics Group, Inc.†	15,900	365,859
Graphic Packaging Holding Co.†	344,354	2,861,582

		3,227,441

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.	3,421	11,802

Data Processing/Management - 0.2%

CommVault Systems, Inc.†	4,400	368,852
Innodata, Inc.†	25,000	68,250
Official Payments Holdings, Inc.†	23,100	191,730

		628,832

Decision Support Software - 0.2%

Interactive Intelligence Group, Inc.†	10,400	612,560

Diagnostic Equipment - 0.1%

BioTelemetry, Inc.†	44,400	373,848

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.#	21,800	490,282

Diamonds/Precious Stones - 0.0%

Petra Diamonds, Ltd.†	35,600	66,258

Direct Marketing - 0.0%

ValueVision Media, Inc., Class A†	18,400	89,976

Disposable Medical Products - 0.0%

Rochester Medical Corp.†	10,900	142,681

Distribution/Wholesale - 0.8%

Beacon Roofing Supply, Inc.†#	54,556	1,982,019
Core-Mark Holding Co., Inc.	3,400	214,540
Pool Corp.#	9,711	505,846

		2,702,405

Diversified Manufacturing Operations - 0.7%

AZZ, Inc.	10,800	405,432
Chase Corp.	7,100	211,012
EnPro Industries, Inc.†#	10,500	598,290
Fabrinet†	12,000	167,520
Harsco Corp.	15,400	362,362
Koppers Holdings, Inc.#	11,200	434,224
Lydall, Inc.†	7,000	108,710
Standex International Corp.	2,200	117,458

		2,405,008

Diversified Minerals - 0.1%

AMCOL International Corp.#	7,800	257,166

Diversified Operations - 0.1%

Horizon Pharma, Inc.†	27,700	70,081
Resource America, Inc., Class A	17,400	129,978

		200,059

E-Commerce/Products - 0.0%

1-800-FLOWERS.COM, Inc., Class A†	20,600	112,064

E-Commerce/Services - 0.2%

Angie’s List, Inc.†#	11,900	249,424
OpenTable, Inc.†	4,800	357,792
Zillow, Inc., Class A†#	500	48,225

		655,441

E-Marketing/Info - 0.8%

Active Network, Inc.†#	12,000	117,600
Marketo, Inc.†#	4,900	171,892
ValueClick, Inc.†#	111,823	2,366,175

		2,655,667

E-Services/Consulting - 0.1%

Sapient Corp.†	18,000	269,100

Electric Products-Misc. - 0.1%

Graham Corp.	5,800	200,158

Electric-Integrated - 0.7%

Cleco Corp.	2,900	130,964
El Paso Electric Co.	10,800	371,520
Empire District Electric Co.	5,300	112,201
NorthWestern Corp.	4,600	184,782
OGE Energy Corp.	17,800	626,738
PNM Resources, Inc.	25,900	567,469
UNS Energy Corp.	10,400	475,592

		2,469,266

Electronic Components-Misc. - 0.9%

CTS Corp.	11,600	161,472
Gentex Corp.#	6,000	135,180
Pulse Electronics Corp.†	3,040	12,190
Sanmina Corp.†	158,815	2,583,920
Vishay Precision Group, Inc.†	8,800	124,344

		3,017,106

Electronic Components-Semiconductors - 2.3%

AXT, Inc.†	29,500	68,440
Cavium, Inc.†#	10,100	383,497
Diodes, Inc.†	11,550	287,595
Fairchild Semiconductor International, Inc.†#	146,114	1,784,052
GSI Technology, Inc.†	19,800	131,076
GT Advanced Technologies, Inc.†#	23,500	151,810
Intersil Corp., Class A	5,900	61,183
Kopin Corp.†#	56,300	185,790
Lattice Semiconductor Corp.†#	274,490	1,306,572
Mellanox Technologies, Ltd.†#	5,100	201,042
Mindspeed Technologies, Inc.†	2,902	9,025
PLX Technology, Inc.†	18,300	99,735
PMC - Sierra, Inc.†#	71,300	444,199
Rubicon Technology, Inc.†	11,000	134,310

Semtech Corp.†#	78,501	2,333,050
Silicon Laboratories, Inc.†#	8,200	317,258
Supertex, Inc.	2,900	66,874

		7,965,508

Electronic Design Automation - 0.7%

Cadence Design Systems, Inc.†#	172,721	2,326,552

Electronic Measurement Instruments - 0.4%

Analogic Corp.	3,800	283,632
CyberOptics Corp.†	18,900	108,675
ESCO Technologies, Inc.#	11,900	364,735
FARO Technologies, Inc.†	1,800	66,834
Measurement Specialties, Inc.†	2,300	108,882
National Instruments Corp.#	14,200	394,050
Orbotech, Ltd.†	6,000	72,480

		1,399,288

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	4,200	236,796

Electronics-Military - 0.0%

M/A-COM Technology Solutions Holdings, Inc.†	9,700	158,692

Energy-Alternate Sources - 0.2%

Amyris, Inc.†	50,800	130,048
Ascent Solar Technologies, Inc.†	33,000	27,720
Green Plains Renewable Energy, Inc.	7,500	120,675
Ocean Power Technologies, Inc.†	17,900	28,819
REX American Resources Corp.†	4,600	135,884
Saratoga Resources, Inc.†	17,300	42,039
Solazyme, Inc.†#	9,600	108,000

		593,185

Engineering/R&D Services - 0.5%

Foster Wheeler AG†	75,272	1,744,805
VSE Corp.	3,700	166,648

		1,911,453

Enterprise Software/Service - 1.4%

American Software, Inc., Class A	11,600	93,032
Concur Technologies, Inc.†#	5,500	537,460
Guidewire Software, Inc.†	8,600	395,256
Informatica Corp.†#	56,976	2,038,031
MicroStrategy, Inc., Class A†#	13,075	1,200,416
Proofpoint, Inc.†#	4,700	135,407
PROS Holdings, Inc.†	10,500	344,400

		4,744,002

Environmental Monitoring & Detection - 0.2%

Mine Safety Appliances Co.	12,100	582,373

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	2,900	155,324

Finance-Consumer Loans - 0.0%

Asta Funding, Inc.	13,200	112,860

Finance-Investment Banker/Broker - 1.8%

Diamond Hill Investment Group, Inc.	1,700	186,507
E*TRADE Financial Corp.†	244,316	3,430,197
Evercore Partners, Inc., Class A#	48,151	2,147,053
FBR & Co.†	9,750	261,495
JMP Group, Inc.	16,300	104,809
Piper Jaffray Cos.†#	4,200	136,542
SWS Group, Inc.†	21,300	111,825

		6,378,428

Finance-Leasing Companies - 0.1%

California First National Bancorp	6,000	92,160
Marlin Business Services Corp.	7,500	182,700

		274,860

Finance-Mortgage Loan/Banker - 0.0%

Arlington Asset Investment Corp., Class A	3,000	69,660
PennyMac Financial Services, Inc., Class A†#	2,200	37,554

		107,214

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	27,677	550,496
MGIC Investment Corp.†#	12,400	89,528
Radian Group, Inc.#	28,400	384,820

		1,024,844

Food-Baking - 0.1%

Flowers Foods, Inc.#	14,400	299,376

Food-Canned - 0.7%

Seneca Foods Corp., Class B†#	200	5,912
TreeHouse Foods, Inc.†	38,991	2,535,585

		2,541,497

Food-Misc./Diversified - 0.3%

Annie’s, Inc.†#	4,200	192,906
Grubhub Seamless, Inc.(2)(3)(4)	10,533	89,931
Inventure Foods, Inc.†	17,900	161,458
John B. Sanfilippo & Son, Inc.	12,100	261,965
Pinnacle Foods, Inc.#	10,300	279,130
Senomyx, Inc.†#	47,700	153,117

		1,138,507

Food-Retail - 0.2%

Fresh Market, Inc.†#	12,500	610,125

Food-Wholesale/Distribution - 0.6%

Nash Finch Co.	6,300	153,909
United Natural Foods, Inc.†#	30,510	1,849,821

		2,003,730

Footwear & Related Apparel - 0.0%

R.G. Barry Corp.	9,700	154,521

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.	43,334	74,101
Isle of Capri Casinos, Inc.†	23,400	174,564
Lakes Entertainment, Inc.†	30,400	126,464

		375,129

Garden Products - 0.2%

Toro Co.	11,300	596,753

Gas-Distribution - 0.8%

Chesapeake Utilities Corp.#	2,400	125,304
Delta Natural Gas Co., Inc.	3,800	76,836
Southwest Gas Corp.	11,200	523,936
UGI Corp.#	54,875	2,151,100

		2,877,176

Gold Mining - 0.1%

Franco-Nevada Corp.	8,900	405,160
Vista Gold Corp.†	24,300	18,954

		424,114

Healthcare Safety Devices - 0.0%

Alpha PRO Tech, Ltd.†	30,000	46,200

Heart Monitors - 0.1%

HeartWare International, Inc.†#	2,500	196,500

Home Furnishings - 0.7%

Ethan Allen Interiors, Inc.#	2,700	70,389
Hooker Furniture Corp.	9,100	130,949
La-Z-Boy, Inc.#	111,139	2,362,815

		2,564,153

Hotel/Motels - 0.0%

Morgans Hotel Group Co.†	19,000	130,530

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	110,640

Human Resources - 0.2%

Cross Country Healthcare, Inc.†	20,000	113,000
CTPartners Executive Search, Inc.†	3,400	17,442
Hudson Global, Inc.†	23,600	64,664
Kforce, Inc.	18,900	307,503
Korn/Ferry International†	2,300	40,733

		543,342

Independent Power Producers - 0.2%

Dynegy, Inc.†#	11,000	213,730
NRG Energy, Inc.	16,228	425,985
NRG Yield, Inc.†	3,700	103,082
Synthesis Energy Systems, Inc.†#	4,300	3,440

		746,237

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†	14,000	58,800
Iteris, Inc.†	76,210	137,940

		196,740

Industrial Automated/Robotic - 0.1%

Adept Technology, Inc.†	23,000	95,220
Hurco Cos., Inc.	5,000	137,550

		232,770

Instruments-Controls - 0.9%

Control4 Corp.†#	4,100	83,148
Watts Water Technologies, Inc., Class A#	55,296	2,864,886
Woodward, Inc.	4,500	173,520

		3,121,554

Instruments-Scientific - 0.5%

FEI Co.	21,717	1,700,007

Insurance Brokers - 0.6%

Arthur J. Gallagher & Co.	48,503	2,005,114
Brown & Brown, Inc.	4,900	152,586

		2,157,700

Insurance-Life/Health - 0.0%

Independence Holding Co.	10,460	146,440

Insurance-Multi-line - 0.8%

American Financial Group, Inc.	44,069	2,270,876
Fortegra Financial Corp.†	23,300	177,546
Kemper Corp.	6,600	224,070

		2,672,492

Insurance-Property/Casualty - 0.8%

Enstar Group, Ltd.†#	1,300	175,201
Hallmark Financial Services, Inc.†	13,000	109,590
HCC Insurance Holdings, Inc.	11,800	497,960
Infinity Property & Casualty Corp.	12,200	738,222
Markel Corp.†	400	204,280
RLI Corp.#	4,400	343,596
Selective Insurance Group, Inc.#	23,600	541,148
State Auto Financial Corp.#	6,250	116,688
Universal Insurance Holdings, Inc.	28,300	208,854

		2,935,539

Internet Application Software - 0.1%

Bazaarvoice, Inc.†#	8,000	85,600
Lionbridge Technologies, Inc.†	36,800	129,168
Splunk, Inc.†#	3,800	209,798

		424,566

Internet Connectivity Services - 0.1%

PC-Tel, Inc.	21,200	172,144

Internet Content-Entertainment - 0.1%

Pandora Media, Inc.†#	15,000	276,300

Internet Content-Information/News - 0.1%

Bankrate, Inc.†#	20,000	344,000
Reis, Inc.†	8,000	137,040

		481,040

Internet Financial Services - 0.0%

TheStreet, Inc.†	48,200	106,040

Internet Infrastructure Software - 0.1%

support.com, Inc.†	31,500	161,910
TeleCommunication Systems, Inc., Class A†	28,000	72,240
Unwired Planet, Inc.†	75,400	139,490

		373,640

Internet Security - 0.2%

iPass, Inc.†	49,900	89,820
Sourcefire, Inc.†	4,000	301,840
Zix Corp.†	41,500	178,865

		570,525

Investment Companies - 0.1%

Gladstone Capital Corp.	12,000	98,160
KCAP Financial, Inc.	16,700	139,445
NGP Capital Resources Co.	13,000	82,030

		319,635

Investment Management/Advisor Services - 1.3%

Affiliated Managers Group, Inc.†#	13,003	2,266,683
Artisan Partners Asset Management, Inc.#	12,332	591,813
Cohen & Steers, Inc.#	10,000	312,000
Financial Engines, Inc.#	16,500	881,925
Manning & Napier, Inc.	8,400	125,832
Pzena Investment Management, Inc., Class A#	3,700	24,087
Waddell & Reed Financial, Inc., Class A	9,500	452,390

		4,654,730

Lasers-System/Components - 0.1%

Electro Scientific Industries, Inc.	819	9,001
Newport Corp.†#	8,000	122,720
Rofin-Sinar Technologies, Inc.†	8,800	197,912

		329,633

Leisure Products - 0.5%

Brunswick Corp.	40,100	1,458,036
Johnson Outdoors, Inc., Class A†	3,400	85,646
Marine Products Corp.	23,100	201,201

		1,744,883

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.#	13,800	1,179,900

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	2,000	102,880

Machine Tools & Related Products - 0.0%

Hardinge, Inc.	11,000	159,390

Machinery-Construction & Mining - 0.0%

Terex Corp.†	1,100	31,900

Machinery-General Industrial - 0.3%

Albany International Corp., Class A	11,700	377,559
Flow International Corp.†	35,000	117,950
IDEX Corp.#	1,100	65,307
Manitowoc Co., Inc.#	16,900	337,662

		898,478

Machinery-Pumps - 0.2%

Graco, Inc.	9,300	646,257

Medical Instruments - 0.2%

Baxano Surgical, Inc.†	40,300	70,122
Bruker Corp.†#	17,400	348,696
CryoLife, Inc.	17,000	103,190
Edwards Lifesciences Corp.†#	1,200	84,456
Vascular Solutions, Inc.†	7,500	118,275
Volcano Corp.†#	4,700	100,674

		825,413

Medical Laser Systems - 0.0%

LCA-Vision, Inc.†	18,900	70,308

Medical Products - 2.6%

Accuray, Inc.†#	1,037	6,865
Cardica, Inc.†	33,400	40,414
Chindex International, Inc.†	7,100	120,061
Cooper Cos., Inc.	4,900	639,989
Haemonetics Corp.†#	46,115	1,837,683
Span-America Medical Systems, Inc.	3,100	65,348
Teleflex, Inc.#	22,891	1,764,438
Tornier NV†	7,000	132,860
West Pharmaceutical Services, Inc.	27,138	2,006,855
Wright Medical Group, Inc.†#	102,026	2,455,766

		9,070,279

Medical Sterilization Products - 0.1%

STERIS Corp.	7,900	323,031

Medical-Biomedical/Gene - 3.5%

AMAG Pharmaceuticals, Inc.†#	4,700	111,202
Arqule, Inc.†	55,000	153,450
Bio-Rad Laboratories, Inc., Class A†	14,700	1,675,947
Biota Pharmaceuticals, Inc.	4,250	18,275
Charles River Laboratories International, Inc.†	41,137	1,894,359
Cubist Pharmaceuticals, Inc.†#	47,286	2,996,041
Enzo Biochem, Inc.†	33,500	81,740
Exelixis, Inc.†#	24,400	122,244
Geron Corp.†	77,000	110,110
GTx, Inc.†	20,200	31,310
Harvard Bioscience, Inc.†	30,000	148,200
Immunomedics, Inc.†	38,800	230,860
Incyte Corp., Ltd.†#	31,300	1,060,757
Medicines Co.†#	74,697	2,361,172
Nanosphere, Inc.†	35,000	73,500
Pacific Biosciences of California, Inc.†	55,100	230,318
PharmAthene, Inc.†	68,300	146,162
Regeneron Pharmaceuticals, Inc.†#	500	121,155
Repligen Corp.†	17,000	165,920
Rigel Pharmaceuticals, Inc.†#	12,300	38,745
Seattle Genetics, Inc.†#	5,900	250,160
XOMA Corp.†	46,000	214,820

		12,236,447

Medical-Drugs - 1.6%

AcelRx Pharmaceuticals, Inc.†	14,800	146,668
Achillion Pharmaceuticals, Inc.†#	3,200	20,640
Alimera Sciences, Inc.†	25,025	89,339
Alkermes PLC†	15,300	485,775
Anacor Pharmaceuticals, Inc.†	17,800	179,958
Auxilium Pharmaceuticals, Inc.†#	62,565	1,091,759
BioSpecifics Technologies Corp.†	5,200	95,056
Cumberland Pharmaceuticals, Inc.†	12,800	56,832
Cytori Therapeutics, Inc.†	17,000	35,700
Durect Corp.†	40,619	44,275
Endo Health Solutions, Inc.†#	45,989	1,889,688
Idenix Pharmaceuticals, Inc.†#	18,800	89,864
Optimer Pharmaceuticals, Inc.†#	5,100	63,801
Pacira Pharmaceuticals, Inc.†#	15,800	572,276
Pain Therapeutics, Inc.	40,000	105,200
Pozen, Inc.†	15,600	80,652
SIGA Technologies, Inc.†	19,900	70,247
Sucampo Pharmaceuticals, Inc., Class A†	23,000	136,160
Vanda Pharmaceuticals, Inc.†	16,600	189,738
XenoPort, Inc.†#	23,550	115,160
Zalicus, Inc.†	101,600	72,136
Zogenix, Inc.†	72,200	122,740

		5,753,664

Medical-HMO - 0.3%

Centene Corp.†#	6,100	348,615
WellCare Health Plans, Inc.†	8,600	547,562

		896,177

Medical-Hospitals - 1.6%

Acadia Healthcare Co., Inc.†#	11,600	444,628
LifePoint Hospitals, Inc.†	53,579	2,423,378
Universal Health Services, Inc., Class B	33,776	2,288,324
Vanguard Health Systems, Inc.†#	21,100	442,045

		5,598,375

Medical-Outpatient/Home Medical - 0.7%

Amsurg Corp.†	62,660	2,336,591

Metal Processors & Fabrication - 0.9%

Ampco-Pittsburgh Corp.	6,500	105,820
Dynamic Materials Corp.	8,100	178,524
Haynes International, Inc.	36,104	1,596,880
NN, Inc.	14,900	205,769
RBC Bearings, Inc.†	9,800	585,354
Rexnord Corp.†#	11,600	222,604
Sun Hydraulics Corp.#	6,800	208,352

		3,103,303

Metal-Diversified - 0.1%

Luxfer Holdings PLC ADR	13,500	228,825

Miscellaneous Manufacturing - 0.8%

John Bean Technologies Corp.	11,000	241,010
Trimas Corp.†	76,419	2,685,364

		2,926,374

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	36,000	92,880

Multimedia - 0.1%

Media General, Inc., Class A†	13,200	138,468
Meredith Corp.#	800	34,408

		172,876

Networking Products - 0.1%

Ixia†	5,900	85,668
NeoPhotonics Corp.†	22,000	140,800

		226,468

Non-Hazardous Waste Disposal - 0.9%

Casella Waste Systems, Inc., Class A†	32,900	173,383
Waste Connections, Inc.#	74,402	3,151,669

		3,325,052

Office Furnishings-Original - 0.8%

Interface, Inc.	138,571	2,447,164
Knoll, Inc.#	20,000	304,600

		2,751,764

Oil Companies-Exploration & Production - 2.9%

Approach Resources, Inc.†#	5,000	116,500
Athlon Energy, Inc.†#	5,400	150,120
Bill Barrett Corp.†#	20,700	445,671
Bonanza Creek Energy, Inc.†	1,000	39,700
Callon Petroleum Co.†	13,100	58,819
Clayton Williams Energy, Inc.†	5,200	256,152
Contango Oil & Gas Co.	7,700	276,122
Diamondback Energy, Inc.†#	6,800	273,632
Double Eagle Petroleum Co.†	11,000	35,970
Emerald Oil, Inc.†	21,500	140,180
Energen Corp.	30,474	2,020,731
Energy XXI Bermuda, Ltd.#	10,900	289,613
EPL Oil & Gas, Inc.†#	2,900	98,136
Evolution Petroleum Corp.†	10,600	119,250
FieldPoint Petroleum Corp.†	31,900	146,740
Forest Oil Corp.†#	7,100	39,476
GeoMet, Inc.†#	13,600	1,836
Goodrich Petroleum Corp.†	4,100	87,945
Matador Resources Co.†	17,500	296,450
Miller Energy Resources, Inc.†	23,400	146,484
Oasis Petroleum, Inc.†	22,800	893,760
PostRock Energy Corp.†	24,600	34,932
Rosetta Resources, Inc.†#	38,790	1,804,898
Swift Energy Co.†#	15,100	170,328
Ultra Petroleum Corp.†#	106,304	2,200,493
Warren Resources, Inc.†	34,500	98,670

		10,242,608

Oil Field Machinery & Equipment - 0.9%

Bolt Technology Corp.	12,800	226,304
Dresser-Rand Group, Inc.†#	31,673	1,930,153
Flotek Industries, Inc.†	2,400	47,496
Forum Energy Technologies, Inc.†#	7,900	206,743
Gulf Island Fabrication, Inc.	9,000	211,410
Mitcham Industries, Inc.†	6,900	121,164
Natural Gas Services Group, Inc.†	7,400	202,908
Thermon Group Holdings, Inc.†	2,900	60,030

		3,006,208

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	214	13,013

Oil-Field Services - 3.5%

C&J Energy Services, Inc.†#	12,200	250,466
Cal Dive International, Inc.†	66,800	134,936
Forbes Energy Services, Ltd.†	17,200	80,324
Helix Energy Solutions Group, Inc.†	94,453	2,364,159
Key Energy Services, Inc.†#	21,800	145,406
MRC Global, Inc.†	68,923	1,809,229
Oceaneering International, Inc.#	28,916	2,243,303
Oil States International, Inc.†	22,534	2,010,484
SEACOR Holdings, Inc.#	9,400	780,952
Superior Energy Services, Inc.†	4,677	114,867
Targa Resources Corp.	33,093	2,253,302

		12,187,428

Optical Recognition Equipment - 0.0%

Digimarc Corp.	3,100	58,931

Paper & Related Products - 0.9%

Schweitzer-Mauduit International, Inc.#	49,719	2,847,407
Xerium Technologies, Inc.†	15,000	162,000

		3,009,407

Patient Monitoring Equipment - 0.0%

Masimo Corp.	500	12,370

Pharmacy Services - 0.1%

Catamaran Corp.†#	5,068	278,284

Physicians Practice Management - 0.6%

Healthways, Inc.†#	5,700	108,756
IPC The Hospitalist Co., Inc.†#	35,477	1,824,937

		1,933,693

Pollution Control - 0.0%

CECO Environmental Corp.	12,700	169,164

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	11,700	213,291
PowerSecure International, Inc.†	12,700	194,945

		408,236

Printing-Commercial - 0.1%

ARC Document Solutions, Inc.†	17,300	73,871
Consolidated Graphics, Inc.†	1,900	101,650
Multi-Color Corp.#	10,450	327,399

		502,920

Professional Sports - 0.1%

Madison Square Garden, Co., Class A†	6,000	349,200

Publishing-Books - 0.1%

Courier Corp.	7,700	120,120
Scholastic Corp.#	7,249	213,918

		334,038

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A	18,221	131,920
Dolan Co.†	21,200	47,700
Lee Enterprises, Inc.†	86,500	256,040

		435,660

Quarrying - 0.1%

Compass Minerals International, Inc.#	4,900	361,277

Radio - 0.1%

Emmis Communications Corp., Class A†	40,500	128,790
Salem Communications Corp., Class A	10,000	77,400

		206,190

Real Estate Investment Trusts - 3.6%

Acadia Realty Trust	7,200	167,976
CBL & Associates Properties, Inc.#	25,800	495,360
Chesapeake Lodging Trust#	17,100	376,371
Colony Financial, Inc.	6,400	126,528
Cousins Properties, Inc.	19,635	194,976
DCT Industrial Trust, Inc.#	267,200	1,787,568
DiamondRock Hospitality Co.	58,608	567,911
Douglas Emmett, Inc.	74,500	1,720,950
EastGroup Properties, Inc.#	10,100	567,620
Equity One, Inc.	14,300	304,018
First Potomac Realty Trust#	10,900	135,596
Kilroy Realty Corp.#	7,400	361,046
LaSalle Hotel Properties#	83,540	2,216,316
Lexington Realty Trust	177,900	2,084,988
Mid-America Apartment Communities, Inc.#	13,800	850,908
Pebblebrook Hotel Trust#	5,100	130,560
PS Business Parks, Inc.	6,600	479,622
Starwood Property Trust, Inc.	5,000	124,650

		12,692,964

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.	22,406	1,842,669

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.†	4,800	172,656
AV Homes, Inc.†	11,400	183,312
Consolidated-Tomoka Land Co.	3,100	111,910

		467,878

Recycling - 0.0%

Metalico, Inc.†	31,700	40,893

Rental Auto/Equipment - 0.2%

Electro Rent Corp.#	6,300	107,100
H&E Equipment Services, Inc.	18,500	445,480

		552,580

Research & Development - 0.0%

Albany Molecular Research, Inc.†	12,900	142,029

Retail-Apparel/Shoe - 1.7%

American Eagle Outfitters, Inc.	9,900	143,253
ANN, Inc.†#	20,650	716,555
bebe stores, Inc.#	183,200	1,058,896
Chico’s FAS, Inc.	33,500	522,600
Christopher & Banks Corp.†	29,300	162,322
dELiA*s, Inc.†	39,400	43,340
Express, Inc.†	22,200	465,978
Francesca’s Holdings Corp.†#	13,100	315,972
Pacific Sunwear of California, Inc.†	37,200	121,272
PVH Corp.	16,093	2,071,974
rue21, Inc.†#	4,800	196,080

		5,818,242

Retail-Appliances - 0.0%

hhgregg, Inc.†#	4,300	77,873

Retail-Automobile - 0.7%

Penske Automotive Group, Inc.	61,829	2,413,186

Retail-Building Products - 0.0%

Tile Shop Holdings, Inc.†	2,500	66,425

Retail-Convenience Store - 0.0%

Pantry, Inc.†	9,300	106,113

Retail-Discount - 0.2%

Citi Trends, Inc.†	7,300	118,479
HSN, Inc.	10,500	565,530

		684,009

Retail-Home Furnishings - 0.7%

Kirkland’s, Inc.†	9,700	189,247
Pier 1 Imports, Inc.	104,266	2,285,511

		2,474,758

Retail-Jewelry - 0.1%

Zale Corp.†	17,900	223,929

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	19,100	233,784
West Marine, Inc.†	7,632	86,700

		320,484

Retail-Misc./Diversified - 0.1%

Five Below, Inc.†#	7,000	257,250
Gaiam, Inc.† Class A	17,400	89,088
		346,338

Retail-Regional Department Stores - 0.1%

Stage Stores, Inc.#	16,200	301,806

Retail-Restaurants - 3.7%

BJ’s Restaurants, Inc.†#	11,700	365,508
Bloomin’ Brands, Inc.†#	21,100	474,750
Brinker International, Inc.#	11,400	455,886
Carrols Restaurant Group, Inc.†	15,000	90,300
Cheesecake Factory, Inc.#	10,200	426,054
Cracker Barrel Old Country Store, Inc.#	22,200	2,184,924
DineEquity, Inc.#	26,113	1,730,508
Famous Dave’s Of America, Inc.†	10,500	167,580
Jack in the Box, Inc.†	21,700	856,933
Jamba, Inc.†	520	6,682
Krispy Kreme Doughnuts, Inc.†	20,200	398,344
Noodles & Co.†#	1,100	50,226
Papa John’s International, Inc.	32,024	2,181,795
Red Robin Gourmet Burgers, Inc.†#	46,622	3,023,903
Sonic Corp.†#	29,162	465,426

		12,878,819

Retail-Sporting Goods - 0.3%

Hibbett Sports, Inc.†#	8,600	445,480
Zumiez, Inc.†#	16,300	435,210

		880,690

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	16,500	118,965

Retail-Vitamins & Nutrition Supplements - 0.7%

GNC Holdings, Inc., Class A	45,256	2,302,173

Retirement/Aged Care - 0.0%

Five Star Quality Care, Inc.†	24,000	124,560

Savings & Loans/Thrifts - 0.7%

Banc of California, Inc.	10,000	133,000
Bank Mutual Corp.	26,600	158,004
BankFinancial Corp.	12,568	105,571
Capitol Federal Financial, Inc.	40,040	490,090
ESSA Bancorp, Inc.	9,000	95,940
First Defiance Financial Corp.	5,800	142,158
Fox Chase Bancorp, Inc.	5,000	84,400
Hampden Bancorp, Inc.	7,500	116,400
Home Bancorp, Inc.†	6,600	112,596
Louisiana Bancorp, Inc.†	5,700	96,900
Meta Financial Group, Inc.	5,200	164,008
Naugatuck Valley Financial Corp.	9,500	70,775
Pacific Premier Bancorp, Inc.†	12,600	167,202
Territorial Bancorp, Inc.	4,000	87,640
United Community Financial Corp.†	26,500	106,795
United Financial Bancorp, Inc.	8,687	136,038
Waterstone Financial, Inc.†	15,100	147,527
Westfield Financial, Inc.	16,000	105,280

		2,520,324

Schools - 0.0%

Learning Tree International, Inc.†	14,700	52,773
Lincoln Educational Services Corp.	20,000	102,000

		154,773

Seismic Data Collection - 0.2%

Dawson Geophysical Co.†	5,100	183,090
Global Geophysical Services, Inc.†	30,000	75,600
ION Geophysical Corp.†#	25,700	123,103
TGC Industries, Inc.	20,065	159,316

		541,109

Semiconductor Components-Integrated Circuits - 1.0%

Hittite Microwave Corp.†#	32,267	1,973,450
Pericom Semiconductor Corp.†	14,100	99,123
Power Integrations, Inc.#	22,290	1,161,755
Sigma Designs, Inc.†	23,500	111,155
TriQuint Semiconductor, Inc.†#	11,700	88,218

		3,433,701

Semiconductor Equipment - 0.6%

Amtech Systems, Inc.†	6,100	37,576
Mattson Technology, Inc.†	34,500	74,175
Ultra Clean Holdings, Inc.†	14,700	97,755
Veeco Instruments, Inc.†#	49,991	1,755,684

		1,965,190

Steel Pipe & Tube - 0.8%

Furmanite Corp.†	23,700	212,589
Mueller Water Products, Inc., Class A	10,100	76,255
Valmont Industries, Inc.#	18,567	2,505,802

		2,794,646

Steel-Producers - 0.1%

AK Steel Holding Corp.†#	8,800	29,568
Schnitzer Steel Industries, Inc., Class A#	11,100	280,275

		309,843

Telecom Equipment-Fiber Optics - 0.7%

Finisar Corp.†#	21,674	443,667
JDS Uniphase Corp.†#	130,650	1,676,240
KVH Industries, Inc.†	14,357	183,195

		2,303,102

Telecom Services - 0.3%

Allot Communications, Ltd.†#	13,000	158,600
Aviat Networks, Inc.†	46,800	118,872
Hawaiian Telcom Holdco, Inc.†	5,000	124,050
Premiere Global Services, Inc.†	19,400	187,792
Straight Path Communications, Inc., Class B	5,950	30,583
tw telecom, Inc.†#	16,800	480,816
UniTek Global Services, Inc.†	700	1,099

		1,101,812

Telecommunication Equipment - 0.8%

ADTRAN, Inc.#	23,500	566,820
ARRIS Group, Inc.†	122,835	1,924,824
Aware, Inc.	14,500	72,355
ShoreTel, Inc.†	38,000	186,580
Westell Technologies, Inc.† Class A	41,700	123,849

		2,874,428

Telephone-Integrated - 0.2%

Alaska Communications Systems Group, Inc.	77,000	236,390
Alteva, Inc.	8,100	59,049
HickoryTech Corp.	9,800	98,196
IDT Corp., Class B	11,900	197,778

		591,413

Textile-Apparel - 0.0%

Cherokee, Inc.	6,400	76,160

Textile-Products - 0.1%

Culp, Inc.	12,300	235,668

Therapeutics - 0.4%

Anika Therapeutics, Inc.†	8,000	185,120
AVANIR Pharmaceuticals, Inc., Class A†#	42,600	217,260
BioMarin Pharmaceutical, Inc.†	6,900	451,743
Isis Pharmaceuticals, Inc.† #	8,800	227,304
Onyx Pharmaceuticals, Inc.†	1,900	234,802
Theravance, Inc.†#	2,500	89,625

		1,405,854

Transactional Software - 0.1%

Bottomline Technologies de, Inc.†#	15,600	424,632

Transport-Equipment & Leasing - 0.0%

Willis Lease Finance Corp.†	6,775	95,121

Transport-Services - 0.5%

Horizon North Logistics, Inc.	18,800	121,906
Matson, Inc.#	1,400	37,282
Pacer International, Inc.†	30,000	183,900
UTi Worldwide, Inc.#	93,764	1,548,044

		1,891,132

Transport-Truck - 2.1%

Celadon Group, Inc.#	127,383	2,310,728
Covenant Transportation Group, Inc., Class A†	14,200	75,970
Heartland Express, Inc.#	665	9,257
Knight Transportation, Inc.#	28,075	457,061
Landstar System, Inc.#	36,047	1,969,968
Old Dominion Freight Line, Inc.†	59,468	2,582,101

		7,405,085

Virtual Reality Products - 0.0%

RealD, Inc.†#	9,400	76,986

Vitamins & Nutrition Products - 0.1%

Nutraceutical International Corp.	8,200	184,910
Omega Protein Corp.†	9,000	80,550

		265,460

Water - 0.0%

York Water Co.	7,000	136,640

Wire & Cable Products - 0.9%

Belden, Inc.	41,736	2,367,266
Coleman Cable, Inc.	10,200	194,208
Encore Wire Corp.#	3,900	147,147
General Cable Corp.#	15,000	457,950

		3,166,571

Wireless Equipment - 0.2%

Aruba Networks, Inc.†#	23,400	389,142
ID Systems, Inc.†	22,000	137,940
RF Micro Devices, Inc.†#	29,200	144,832
Tessco Technologies, Inc.	5,900	186,204

		858,118

Total Common Stock
(cost $254,651,001)		346,924,849

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Computers-Integrated Systems - 0.1%

Apptio, Inc. Series D(2)(3)(4)	5,641	128,020

E-Commerce/Services - 0.0%

Coupons.com, Inc. Series D(2)(3)(4)	16,166	57,874

Oil Companies-Exploration & Production - 0.0%

GeoMet, Inc. Series A 8.00%(5)	3,822	27,710

Total Convertible Preferred Securities
(cost $216,965)		213,604

RIGHTS† - 0.0%
Internet Infrastructure Software - 0.0%

Unwired Planet, Inc. Expires 09/09/2013 (subscription price $1.66)
(cost $0)	75,400	1,079

WARRANTS† - 0.0%
Oil Companies-Exploration & Production - 0.0%

FieldPoint Petroleum Corp. Expires 03/23/2013 (strike price $4.00)
(cost $19,492)	31,900	27,434

CONVERTIBLE BONDS & NOTES - 0.0%
Machinery-Construction & Mining - 0.0%

Terex Corp. 4.00% due 06/01/2015
(cost $36,000)	36,000	67,658

Total Long-Term Investment Securities
(cost $254,923,458)		347,234,624

SHORT-TERM INVESTMENT SECURITIES - 16.0%
Registered Investment Companies - 15.3%

T. Rowe Price Reserve Investment Fund	1,415,259	1,415,259
State Street Navigator Securities Lending Prime Portfolio(7)	52,495,032	52,495,032

		53,910,291

Time Deposits - 0.7%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013	$2,339,000	2,339,000

Total Short-Term Investment Securities
(cost $56,249,291)		56,249,291

TOTAL INVESTMENTS
(cost $311,172,749)(6)	115.0%	403,483,915
Liabilities in excess of other assets	(15.0)	(52,639,764)

NET ASSETS	100.0%	$350,844,151

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $404,581 representing 0.1% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2013, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	Value as a % of Net Assets
Apptio, Inc., Series D
Convertible Preferred Security	03/09/2012	5,641	$101,069	$128,020	$23	0.04%
Coupons.com, Inc., Series D
Convertible Preferred Security	06/01/2011	8,083	88,806
	08/18/2011	8,083	—

		16,166	$88,806	57,874	3.58	0.02

Grubhub Seamless, Inc.
Common Stock	08/13/2013	10,533	89,931	89,931	8.54	0.03
Silver Spring Networks, Inc.
Common Stock	12/11/2009	6,647	113,000	128,756	19.37	0.04

				$404,581		0.13%

(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2013.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	At August 31, 2013, the Fund had loaned securities with a total value of $51,484,416. This was secured by collateral of $52,495,032, which was received in cash and subsequently invested in short-term investments currently valued at $52,495,032 as reported in the portfolio of investments. Additional collateral of $938,019 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	01/25/2032 to 05/25/2042	$362,254
United States Treasury Notes/Bonds	0.13% to 4.13%	11/15/2014 to 05/25/2042	575,765

ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$29,283,289	$—	$—	$29,283,289
Computers-Integrated Systems	7,323,517	128,756	—	7,452,273
Food-Misc./Diversified	1,048,576	—	89,931	1,138,507
Other Industries*	309,050,780	—	—	309,050,780
Convertible Preferred Securities
Oil Companies-Exploration & Production	27,710	—	—	27,710
Other Industries*	—	—	185,894	185,894
Rights	1,079	—	—	1,079
Warrants	27,434	—	—	27,434
Convertible Bonds & Notes	—	67,658	—	67,658
Short-Term Investment Securities:
Registered Investment Companies	53,910,291	—	—	53,910,291
Time Deposits	—	2,339,000	—	2,339,000

Total	$400,672,676	$2,535,414	$275,825	$403,483,915

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.6%
Advertising Agencies - 0.0%

MDC Partners, Inc., Class A	16,915	$378,558

Advertising Services - 0.0%

Marchex, Inc., Class B	15,205	104,154
Marin Software, Inc.†	6,152	81,206
Millennial Media, Inc.†#	23,654	154,934

		340,294

Aerospace/Defense - 0.5%

Aerovironment, Inc.†#	12,415	272,013
Cubic Corp.	13,302	667,893
Esterline Technologies Corp.†	20,968	1,599,649
Kratos Defense & Security Solutions, Inc.†#	29,456	248,609
National Presto Industries, Inc.	3,232	222,943
Teledyne Technologies, Inc.†	25,048	1,932,954

		4,944,061

Aerospace/Defense-Equipment - 0.9%

AAR Corp.	26,634	668,247
Astronics Corp.†	8,419	391,736
Curtiss-Wright Corp.	31,386	1,310,680
Ducommun, Inc.†	7,108	185,874
Erickson Air-Crane, Inc.†#	2,526	38,698
GenCorp, Inc.†#	40,554	611,149
HEICO Corp.	35,576	2,223,500
Innovative Solutions & Support, Inc.	8,435	63,178
Kaman Corp.#	18,121	637,859
LMI Aerospace, Inc.†	6,951	84,038
Moog, Inc., Class A†	30,376	1,543,101
Orbital Sciences Corp.†	40,212	698,080

		8,456,140

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.#	36,678	456,274
Rentech, Inc.	151,419	292,239

		748,513

Agricultural Operations - 0.1%

Alico, Inc.#	1,935	77,903
Andersons, Inc.	12,535	823,048
Griffin Land & Nurseries, Inc.	1,760	54,103
Limoneira Co.#	6,710	145,607
Tejon Ranch Co.†	9,238	274,461

		1,375,122

Airlines - 0.6%

Allegiant Travel Co.	10,047	949,542
Hawaiian Holdings, Inc.†#	34,804	243,628
JetBlue Airways Corp.†	155,842	958,428
Republic Airways Holdings, Inc.†	32,936	367,895
SkyWest, Inc.	34,774	448,237
Spirit Airlines, Inc.†	40,417	1,259,798
US Airways Group, Inc.†	109,774	1,773,948

		6,001,476

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.†	36,260	623,672
Darling International, Inc.†	79,230	1,602,823

		2,226,495

Apparel Manufacturers - 0.3%

American Apparel, Inc.†#	38,849	55,554
Columbia Sportswear Co.#	8,660	490,069
G-III Apparel Group, Ltd.†#	11,250	515,362
Jones Group, Inc.	53,687	790,810
Maidenform Brands, Inc.†	15,608	365,852
Oxford Industries, Inc.#	9,018	559,477
Quiksilver, Inc.†#	88,857	439,842

		3,216,966

Appliances - 0.1%
iRobot Corp.†	18,945	618,933

Applications Software - 0.9%

Actuate Corp.†	31,723	220,475
Callidus Software, Inc.†#	25,176	193,604
Demandware, Inc.†	10,779	453,580
Ebix, Inc.#	20,840	236,951
EPIQ Systems, Inc.	21,082	258,255
Imperva, Inc.†	13,535	638,852
inContact, Inc.†	35,770	290,810
Infoblox, Inc.†	33,567	1,171,488
Model N, Inc.†	5,440	78,390
PDF Solutions, Inc.†	16,845	334,373
Progress Software Corp.†	36,959	904,017
PTC, Inc.†	80,184	2,090,397
RealPage, Inc.†#	31,199	646,131
Tangoe, Inc.†#	20,764	431,684
Verint Systems, Inc.†	35,318	1,170,792

		9,119,799

Athletic Equipment - 0.0%

Black Diamond, Inc.†#	15,195	158,028
Nautilus, Inc.†	20,797	131,229

		289,257

Auction House/Art Dealers - 0.2%

Sotheby’s	45,770	2,110,455

Audio/Video Products - 0.2%

Daktronics, Inc.	24,489	261,787
DTS, Inc.†	12,242	245,575
Skullcandy, Inc.†	12,085	64,292
TiVo, Inc.†	84,856	990,270
Universal Electronics, Inc.†	10,051	303,138
VOXX International Corp.†	12,518	152,219

		2,017,281

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.#	20,959	927,855

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	45,901	478,288

Auto/Truck Parts & Equipment-Original - 0.8%

Accuride Corp.†	26,865	140,773
American Axle & Manufacturing Holdings, Inc.†#	45,061	866,523
Dana Holding Corp.	98,427	2,063,030
Federal-Mogul Corp.†	12,373	188,812
Fuel Systems Solutions, Inc.†	9,415	178,885
Gentherm, Inc.†	22,406	374,852
Meritor, Inc.†	65,320	486,634
Miller Industries, Inc.	7,530	120,631
Modine Manufacturing Co.†	31,650	412,400

Spartan Motors, Inc.	22,865	130,559
Superior Industries International, Inc.	15,576	271,645
Tenneco, Inc.†	40,777	1,881,043
Titan International, Inc.	35,877	582,642
Tower International, Inc.†	4,088	83,722

		7,782,151

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	16,066	112,623
Dorman Products, Inc.	16,909	849,508
Douglas Dynamics, Inc.	14,898	209,466
Remy International, Inc.	9,390	183,481
Standard Motor Products, Inc.	13,284	407,287

		1,762,365

B2B/E-Commerce - 0.1%

ePlus, Inc.	2,523	131,070
Global Sources, Ltd.†	12,681	77,861
SPS Commerce, Inc.†	10,064	627,390
TechTarget, Inc.†	9,482	42,290

		878,611

Banks-Commercial - 6.7%

1st Source Corp.	10,113	260,511
1st United Bancorp, Inc.	20,032	143,429
Access National Corp.	4,898	66,613
American National Bankshares, Inc.	5,271	115,224
Ameris Bancorp†	16,005	306,656
Ames National Corp.	6,241	126,006
Arrow Financial Corp.#	6,997	177,654
Bancfirst Corp.#	4,751	242,681
Bancorp, Inc.†	22,019	348,120
BancorpSouth, Inc.	63,802	1,236,483
Bank of Kentucky Financial Corp.	4,115	111,146
Bank of Marin Bancorp	3,648	143,768
Bank of the Ozarks, Inc.	20,846	945,991
Banner Corp.	13,046	446,956
Bar Harbor Bankshares	2,633	94,788
BBCN Bancorp, Inc.	52,942	707,305
BNC Bancorp#	12,279	159,873
Bridge Bancorp, Inc.	6,015	127,277
Bridge Capital Holdings†	6,451	103,474
Bryn Mawr Bank Corp.	9,057	228,327
C&F Financial Corp.	2,191	109,922
Camden National Corp.	5,119	195,341
Capital Bank Financial Corp., Class A†	16,621	328,265
Capital City Bank Group, Inc.†	8,364	99,699
Cardinal Financial Corp.	20,287	333,518
Cascade Bancorp†	4,094	24,523
Cass Information Systems, Inc.#	6,904	362,322
Cathay General Bancorp	52,865	1,164,087
Center Bancorp, Inc.	7,896	110,228
Centerstate Banks, Inc.	20,174	184,592
Central Pacific Financial Corp.	14,631	248,581
Century Bancorp, Inc., Class A	2,278	72,076
Chemical Financial Corp.	18,457	502,769
Chemung Financial Corp.#	2,415	74,479
Citizens & Northern Corp.	8,267	158,726
City Holding Co.#	10,497	428,802
CNB Financial Corp.#	8,386	140,298
CoBiz Financial, Inc.	23,761	212,899
Columbia Banking System, Inc.	34,204	793,533
Community Bank System, Inc.#	26,815	891,331
Community Trust Bancorp, Inc.	9,396	354,417
CommunityOne Bancorp†	7,051	59,863
ConnectOne Bancorp, Inc.†#	1,172	38,699
CSF Holdings, Inc.†(1)(2)	2,375	0
CU Bancorp†#	6,299	105,067
Customers Bancorp, Inc.†	13,386	219,263
CVB Financial Corp.	61,559	784,262
Eagle Bancorp, Inc.†	14,953	381,002
Enterprise Bancorp, Inc.	4,853	90,169
Enterprise Financial Services Corp.	12,137	200,625
Farmers Capital Bank Corp.†	5,009	99,930
Fidelity Southern Corp.	6,948	99,843
Financial Institutions, Inc.	9,247	171,439
First Bancorp	13,184	185,367
First BanCorp Puerto Rico†#	48,327	308,810
First Bancorp, Inc.	6,404	104,257
First Busey Corp.	48,568	231,184
First Commonwealth Financial Corp.	65,623	481,017
First Community Bancshares, Inc.	12,007	180,705
First Connecticut Bancorp, Inc.	11,385	159,390
First Financial Bancorp	38,779	581,685
First Financial Bankshares, Inc.#	21,137	1,215,377
First Financial Corp.	7,524	228,880
First Financial Holdings, Inc.	16,109	867,147
First Interstate Bancsystem, Inc.	11,757	267,237
First M&F Corp.	5,563	90,065
First Merchants Corp.	19,293	329,524
First Midwest Bancorp, Inc.	50,321	756,325
First NBC Bank Holding Co.†	2,793	65,663
First of Long Island Corp.#	5,294	194,978
First Security Group, Inc.†#	41,843	94,565
FirstMerit Corp.	111,097	2,350,812
FNB Corp.#	97,209	1,173,313
Franklin Financial Corp.	7,209	129,185
German American Bancorp, Inc.	8,490	202,656
Glacier Bancorp, Inc.#	48,280	1,139,408
Great Southern Bancorp, Inc.	6,904	183,508
Guaranty Bancorp	9,861	116,557
Hampton Roads Bankshares, Inc.†#	22,610	34,593
Hancock Holding Co.	56,899	1,829,303
Hanmi Financial Corp.	21,175	345,788
Heartland Financial USA, Inc.	9,939	270,043
Heritage Commerce Corp.	13,959	96,038
Heritage Financial Corp.	10,155	153,544
Heritage Oaks Bancorp†	13,525	84,531
Home BancShares, Inc.	30,320	770,734
Horizon Bancorp	5,828	126,351
Hudson Valley Holding Corp.	11,014	202,217
Iberiabank Corp.	19,902	1,041,671
Independent Bank Corp.	15,338	544,652
International Bancshares Corp.	35,784	784,385
Intervest Bancshares Corp.†	12,001	83,527
Lakeland Bancorp, Inc.	20,018	218,396
Lakeland Financial Corp.	11,009	342,380
LCNB Corp.#	4,061	78,540
Macatawa Bank Corp.†	15,909	71,113

MainSource Financial Group, Inc.	13,659	194,641
MB Financial, Inc.	36,733	991,424
Mercantile Bank Corp.	5,835	116,700
Merchants Bancshares, Inc.	3,758	109,997
Metro Bancorp, Inc.†	9,476	180,234
MetroCorp Bancshares, Inc.	10,686	108,142
Middleburg Financial Corp.	3,565	66,202
MidSouth Bancorp, Inc.	5,515	82,946
MidWestOne Financial Group, Inc.	4,538	106,643
National Bankshares, Inc.	4,657	170,120
National Penn Bancshares, Inc.	78,445	787,588
NBT Bancorp, Inc.#	29,357	628,827
NewBridge Bancorp†	16,930	121,896
Northrim BanCorp, Inc.	4,366	98,584
OFG Bancorp	30,585	525,450
Old National Bancorp	67,948	892,837
OmniAmerican Bancorp, Inc.†	7,671	174,515
Pacific Continental Corp.	11,991	150,727
PacWest Bancorp	25,414	845,015
Palmetto Bancshares, Inc.†	2,986	35,742
Park National Corp.#	7,718	587,263
Park Sterling Corp.	29,975	178,951
Peapack Gladstone Financial Corp.	6,029	100,202
Penns Woods Bancorp, Inc.	2,573	121,420
Peoples Bancorp, Inc.	7,239	151,729
Pinnacle Financial Partners, Inc.†	23,481	656,294
Preferred Bank†	7,817	125,697
PrivateBancorp, Inc.	43,506	949,301
Prosperity Bancshares, Inc.	40,403	2,416,099
Renasant Corp.	16,906	425,524
Republic Bancorp, Inc., Class A#	6,499	171,639
S&T Bancorp, Inc.	19,922	447,847
S.Y. Bancorp, Inc.	9,357	248,428
Sandy Spring Bancorp, Inc.	16,732	373,960
Seacoast Banking Corp. of Florida†	49,164	101,278
Sierra Bancorp	8,164	117,725
Simmons First National Corp., Class A#	11,067	267,932
Southside Bancshares, Inc.#	11,960	297,565
Southwest Bancorp, Inc.†	13,200	190,608
State Bank Financial Corp.	21,396	324,363
StellarOne Corp.	15,225	311,808
Sterling Bancorp	20,750	263,317
Sterling Financial Corp.	22,776	551,179
Suffolk Bancorp†	7,753	131,879
Sun Bancorp, Inc.†	27,109	98,677
Susquehanna Bancshares, Inc.	124,989	1,576,111
Taylor Capital Group, Inc.†	11,580	245,033
Texas Capital Bancshares, Inc.†	27,336	1,204,971
Tompkins Financial Corp.	9,689	420,503
TowneBank#	17,644	247,898
TriCo Bancshares	10,736	220,088
Tristate Capital Holdings, Inc.†	4,395	57,355
TrustCo Bank Corp.	63,147	368,778
Trustmark Corp.	45,021	1,119,222
UMB Financial Corp.#	21,752	1,299,247
Umpqua Holdings Corp.	75,049	1,218,796
Union First Market Bankshares Corp.	13,550	289,834
United Bankshares, Inc.#	33,745	937,099
United Community Banks, Inc.†	28,870	420,925
Univest Corp. of Pennsylvania	11,190	213,281
VantageSouth Bancshares, Inc.†	8,076	44,580
ViewPoint Financial Group, Inc.	26,778	532,614
Virginia Commerce Bancorp, Inc.†	18,077	266,274
Washington Banking Co.	10,397	142,647
Washington Trust Bancorp, Inc.	9,701	291,127
Webster Financial Corp.	60,501	1,600,856
WesBanco, Inc.	17,369	498,317
West Bancorporation, Inc.#	10,466	131,872
Westamerica Bancorporation#	18,086	851,308
Western Alliance Bancorp†	49,648	812,738
Wilshire Bancorp, Inc.	41,511	337,484
Wintrust Financial Corp.	24,828	984,182
Yadkin Financial Corp.†	9,642	142,991

		66,323,319

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	53,426	546,014

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	11,035	160,339

Banks-Super Regional - 0.1%

Banco Latinoamericano de Comercio Exterior SA, Class E	19,620	472,450
Independent Bank Group, Inc.	2,542	87,089

		559,539

Batteries/Battery Systems - 0.2%

EnerSys, Inc.	32,257	1,654,139

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co. Consolidated	3,121	196,124
National Beverage Corp.	7,601	121,692

		317,816

Brewery - 0.1%

Boston Beer Co., Inc., Class A†	5,526	1,170,628
Craft Brew Alliance, Inc.†	7,081	84,972

		1,255,600

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†	23,229	71,313
Digital Generation, Inc.†#	16,222	199,044
Hemisphere Media Group, Inc.#	5,767	68,397
Nexstar Broadcasting Group, Inc., Class A	19,680	660,657
World Wrestling Entertainment, Inc., Class A	19,279	188,356

		1,187,767

Building & Construction Products-Misc. - 0.6%

Builders FirstSource, Inc.†	29,940	170,059
Drew Industries, Inc.	15,357	644,380
Gibraltar Industries, Inc.†	20,566	264,890
Louisiana-Pacific Corp.†	93,416	1,397,503
NCI Building Systems, Inc.†	13,875	166,222
Nortek, Inc.†	6,036	404,110
Patrick Industries, Inc.†	4,469	121,021
Ply Gem Holdings, Inc.†	10,584	162,359
Quanex Building Products Corp.#	24,842	413,371
Simpson Manufacturing Co., Inc.#	27,171	849,637
Trex Co., Inc.†	11,519	509,946
USG Corp.†#	51,390	1,199,443

		6,302,941

Building & Construction-Misc. - 0.3%

Aegion Corp.†#	26,225	561,215
Dycom Industries, Inc.†	22,163	563,162
Layne Christensen Co.†#	13,288	252,605
MasTec, Inc.†#	39,823	1,266,371
MYR Group, Inc.†	14,064	308,283

		2,951,636

Building Products-Air & Heating - 0.1%

AAON, Inc.	18,814	438,743
Comfort Systems USA, Inc.	24,934	376,503

		815,246

Building Products-Cement - 0.1%

Headwaters, Inc.†	48,990	419,354
Texas Industries, Inc.†#	14,585	856,140
US Concrete, Inc.†	9,018	176,572

		1,452,066

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	19,264	537,465
Griffon Corp.	29,907	329,874
PGT, Inc.†	22,237	226,373

		1,093,712

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	14,483	97,615

Building Products-Wood - 0.1%

Boise Cascade Co.†#	9,069	209,494
Universal Forest Products, Inc.	13,319	498,663

		708,157

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	26,018	736,830
Orion Marine Group, Inc.†	18,263	179,343
Sterling Construction Co., Inc.†	11,135	107,898
Tutor Perini Corp.†	24,853	476,680

		1,500,751

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	36,632	884,663
Swisher Hygiene, Inc.†#	76,284	63,316

		947,979

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	4,671	245,415
Winnebago Industries, Inc.†	18,812	418,943

		664,358

Building-Residential/Commercial - 0.6%

Beazer Homes USA, Inc.†#	16,818	284,897
Hovnanian Enterprises, Inc., Class A†#	75,852	390,638
KB Home#	56,003	897,728
M/I Homes, Inc.†	16,204	303,501
MDC Holdings, Inc.	26,186	728,756
Meritage Homes Corp.†	24,231	967,302
Ryland Group, Inc.	30,916	1,076,495
Standard Pacific Corp.†	99,346	709,331
TRI Pointe Homes, Inc.†#	9,909	139,023
William Lyon Homes, Class A†	9,222	190,065

		5,687,736

Capacitors - 0.0%

Kemet Corp.†	30,112	123,459

Casino Hotels - 0.1%

Boyd Gaming Corp.†	37,921	459,602
Caesars Entertainment Corp.†#	24,774	531,898
Monarch Casino & Resort, Inc.†	5,755	108,194

		1,099,694

Casino Services - 0.2%

Multimedia Games Holding Co., Inc.†	19,351	759,333
Scientific Games Corp., Class A†	32,004	457,337
SHFL Entertainment, Inc.†	37,730	859,112

		2,075,782

Cellular Telecom - 0.2%

Comverse, Inc.†	14,874	449,938
Leap Wireless International, Inc.†#	36,186	549,303
NII Holdings, Inc.†#	115,308	689,542
NTELOS Holdings Corp.	10,245	170,272
Vringo, Inc.†#	44,943	140,672

		1,999,727

Chemicals-Diversified - 0.6%

Aceto Corp.	18,362	269,921
Axiall Corp.	46,790	1,873,004
Chemtura Corp.†	65,897	1,444,462
Innophos Holdings, Inc.	14,718	720,741
Innospec, Inc.	15,752	644,572
Olin Corp.	53,823	1,243,311

		6,196,011

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†	18,439	255,196

Chemicals-Other - 0.1%

American Vanguard Corp.	19,187	481,210
Taminco Corp.†	10,584	209,034

		690,244

Chemicals-Plastics - 0.3%

A. Schulman, Inc.	19,723	531,732
Landec Corp.†	17,381	229,429
PolyOne Corp.	66,607	1,799,721

		2,560,882

Chemicals-Specialty - 0.9%

American Pacific Corp.†	3,961	194,049
Balchem Corp.	19,892	952,031
Ferro Corp.†	48,557	356,894
H.B. Fuller Co.	33,724	1,257,568
Hawkins, Inc.	6,314	234,123
KMG Chemicals, Inc.	5,487	129,274
Kraton Performance Polymers, Inc.†	21,804	404,464

Minerals Technologies, Inc.	23,369	1,037,584
Oil-Dri Corp. of America	3,235	100,317
OM Group, Inc.†	21,431	609,069
OMNOVA Solutions, Inc.†	31,544	243,520
Penford Corp.†	6,442	87,289
Quaker Chemical Corp.	8,808	584,499
Sensient Technologies Corp.	33,545	1,390,776
Stepan Co.	12,636	713,176
Zep, Inc.	15,177	213,692

		8,508,325

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†	5,883	88,598
Park Electrochemical Corp.	13,967	372,081
TTM Technologies, Inc.†	35,483	338,508

		799,187

Coal - 0.4%

Alpha Natural Resources, Inc.†	148,008	899,889
Arch Coal, Inc.#	142,273	635,960
Cloud Peak Energy, Inc.†	40,773	641,767
Hallador Energy Co.	5,823	42,741
L&L Energy, Inc.†#	20,146	47,746
SunCoke Energy, Inc.†	46,908	737,863
Walter Energy, Inc.#	41,943	542,742
Westmoreland Coal Co.†	7,887	101,506

		3,650,214

Coffee - 0.0%

Farmer Bros. Co.†#	3,964	54,386

Commercial Services - 1.5%

Acacia Research Corp.	32,976	724,483
Arbitron, Inc.	18,001	847,127
Convergys Corp.	70,426	1,241,610
CoStar Group, Inc.†	19,132	2,841,293
ExlService Holdings, Inc.†	21,872	592,950
Healthcare Services Group, Inc.#	45,866	1,110,416
HMS Holdings Corp.†	58,790	1,469,162
Intersections, Inc.	6,340	58,011
Live Nation Entertainment, Inc.†	94,338	1,590,539
Mac-Gray Corp.	8,114	116,436
Medifast, Inc.†	9,256	230,104
National Research Corp., Class A†	6,579	107,830
Performant Financial Corp.†	14,975	162,179
PHH Corp.†	38,274	798,778
Providence Service Corp.†	7,109	190,806
RPX Corp.†	21,716	340,724
ServiceSource International, Inc.†	40,937	495,747
Standard Parking Corp.†	10,330	229,843
Steiner Leisure, Ltd.†	9,834	547,950
Team, Inc.†	13,801	538,239
TeleTech Holdings, Inc.†	13,350	326,675
TMS International Corp., Class A	9,632	167,693

		14,728,595

Commercial Services-Finance - 0.7%

Cardtronics, Inc.†	30,069	1,043,094
CBIZ, Inc.†#	25,501	174,682
Euronet Worldwide, Inc.†	33,413	1,147,736
EVERTEC, Inc.	19,778	472,101
Global Cash Access Holdings, Inc.†	44,387	341,780
Green Dot Corp., Class A†	17,293	397,047
Heartland Payment Systems, Inc.	24,353	899,843
JTH Holding, Inc.†#	3,073	51,442
MoneyGram International, Inc.†	14,354	290,812
PRGX Global, Inc.†	19,337	117,376
Tree.com, Inc.	4,305	107,797
WEX, Inc.†	26,008	2,081,420
Xoom Corp.†	4,902	131,815

		7,256,945

Communications Software - 0.1%

Audience, Inc.†#	6,450	67,467
Digi International, Inc.†	17,327	160,968
Jive Software, Inc.†#	26,537	328,793
Seachange International, Inc.†	21,948	219,480

		776,708

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	62,815	2,099,905

Computer Data Security - 0.0%

Qualys, Inc.†	9,984	199,580

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.	25,623	659,792

Computer Services - 0.9%

Acorn Energy, Inc.#	12,127	72,762
CACI International, Inc., Class A†	15,463	1,042,206
Carbonite, Inc.†	8,114	124,956
CIBER, Inc.†	50,007	182,026
Computer Task Group, Inc.	10,377	185,541
FleetMatics Group PLC†	10,956	541,774
iGATE Corp.†	23,347	545,152
Insight Enterprises, Inc.†	29,172	557,477
j2 Global, Inc.#	30,788	1,516,001
KEYW Holding Corp.†#	21,368	246,587
LivePerson, Inc.†#	36,920	344,094
Manhattan Associates, Inc.†	13,046	1,141,525
Sykes Enterprises, Inc.†	26,324	448,298
Syntel, Inc.	10,347	743,639
Unisys Corp.†	29,584	744,333
Virtusa Corp.†	13,706	360,742

		8,797,113

Computer Software - 0.5%

Accelrys, Inc.†	37,435	338,412
AVG Technologies NV†#	16,045	347,695
Avid Technology, Inc.†	20,835	112,301
Blackbaud, Inc.	30,598	1,102,140
Cornerstone OnDemand, Inc.†	27,058	1,393,758
Envestnet, Inc.†	15,137	418,235
Guidance Software, Inc.†#	11,248	94,708
Planet Payment, Inc.†#	28,492	69,521
SS&C Technologies Holdings, Inc.†	39,049	1,381,944

		5,258,714

Computers - 0.0%

Silicon Graphics International Corp.†	22,671	334,171

Computers-Integrated Systems - 0.3%

Agilysys, Inc.†#	9,531	107,605
Cray, Inc.†	26,561	649,682
Maxwell Technologies, Inc.†	19,562	172,928
Mercury Systems, Inc.†	21,669	189,170
MTS Systems Corp.#	10,597	637,622
Netscout Systems, Inc.†	24,266	602,768
Radisys Corp.†	15,596	52,871
Silver Spring Networks, Inc.†#	3,970	80,948
Super Micro Computer, Inc.†	21,354	274,185

		2,767,779

Computers-Memory Devices - 0.2%

Datalink Corp.†	10,564	138,494
Fusion-io, Inc.†#	50,975	544,923
Hutchinson Technology, Inc.†	15,691	53,663
Imation Corp.†	22,736	94,809
Quantum Corp.†#	142,311	204,928
Spansion, Inc., Class A†	31,695	328,677
STEC, Inc.†	22,578	153,756

		1,519,250

Computers-Periphery Equipment - 0.2%

Electronics for Imaging, Inc.†	31,118	911,135
Immersion Corp.†	18,701	238,625
Mitek Systems, Inc.†#	14,898	77,023
Synaptics, Inc.†#	21,775	841,821
Uni-Pixel, Inc.†#	6,775	131,503

		2,200,107

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	14,132	229,080

Consulting Services - 0.8%

Accretive Health, Inc.†#	39,414	369,703
Advisory Board Co.†	23,796	1,303,307
Corporate Executive Board Co.	22,531	1,460,910
CRA International, Inc.†	6,821	122,096
Forrester Research, Inc.	8,417	277,593
Franklin Covey Co.†	6,099	95,815
FTI Consulting, Inc.†	27,019	903,515
Hackett Group, Inc.	17,409	111,592
Huron Consulting Group, Inc.†	15,604	742,751
ICF International, Inc.†	13,217	434,707
MAXIMUS, Inc.	45,790	1,717,583
Navigant Consulting, Inc.†	33,809	461,493
Pendrell Corp.†	108,559	208,433

		8,209,498

Consumer Products-Misc. - 0.5%

AT Cross Co., Class A†	6,383	136,085
Blyth, Inc.#	6,236	57,558
Central Garden and Pet Co., Class A†	28,060	175,656
CSS Industries, Inc.	5,678	123,894
Helen of Troy, Ltd.†	21,384	859,209
Prestige Brands Holdings, Inc.†	34,285	1,113,234
Spectrum Brands Holdings, Inc.	14,413	872,563
Tumi Holdings, Inc.†	32,094	659,853
WD-40 Co.	10,368	603,210

		4,601,262

Containers-Paper/Plastic - 0.2%

AEP Industries, Inc.†	2,924	228,774
Berry Plastics Group, Inc.†	37,113	853,970
Graphic Packaging Holding Co.†	140,720	1,169,383
UFP Technologies, Inc.†	3,737	77,094

		2,329,221

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†	17,180	596,662
Inter Parfums, Inc.	10,995	292,137
Revlon, Inc., Class A†	7,601	170,110

		1,058,909

Data Processing/Management - 0.6%

Acxiom Corp.†	49,545	1,232,680
CommVault Systems, Inc.†	31,157	2,611,891
CSG Systems International, Inc.	22,714	534,688
Fair Isaac Corp.	24,046	1,204,224
Pegasystems, Inc.#	11,658	429,597
Schawk, Inc.	9,033	112,912

		6,125,992

Decision Support Software - 0.1%

Interactive Intelligence Group, Inc.†	10,383	611,559
QAD, Inc.	3,946	48,851

		660,410

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	49,025	2,135,039

Diagnostic Equipment - 0.2%

Accelerate Diagnostics, Inc.†#	6,965	66,237
Affymetrix, Inc.†	47,658	265,455
Cepheid, Inc.†#	44,982	1,609,456
GenMark Diagnostics, Inc.†#	19,516	224,434
TearLab Corp.†#	17,136	225,167

		2,390,749

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.#	27,796	625,132
OraSure Technologies, Inc.†	37,223	177,926
Quidel Corp.†	18,824	499,212

		1,302,270

Direct Marketing - 0.0%

Harte-Hanks, Inc.	28,813	239,148
ValueVision Media, Inc., Class A†	26,331	128,758

		367,906

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	8,680	620,446
Medical Action Industries, Inc.†	9,752	49,833
Merit Medical Systems, Inc.†	28,523	365,094
Rochester Medical Corp.†	7,270	95,164
Utah Medical Products, Inc.	2,219	112,060

		1,242,597

Distribution/Wholesale - 1.0%

Beacon Roofing Supply, Inc.†#	32,632	1,185,521
BlueLinx Holdings, Inc.†	22,645	37,138
Core-Mark Holding Co., Inc.	7,692	485,365
Houston Wire & Cable Co.	12,006	150,315
MWI Veterinary Supply, Inc.†	8,581	1,304,999
Owens & Minor, Inc.#	42,449	1,447,935
Pool Corp.	31,227	1,626,614
Rentrak Corp.†	7,003	174,025
ScanSource, Inc.†	18,690	579,016
Speed Commerce, Inc.†	26,845	91,810
Titan Machinery, Inc.†#	11,536	202,572
United Stationers, Inc.	27,187	1,080,411
Watsco, Inc.	17,215	1,545,907

		9,911,628

Diversified Financial Services - 0.0%

DFC Global Corp.†	27,142	306,705

Diversified Manufacturing Operations - 0.9%

Actuant Corp., Class A	49,058	1,752,352
AZZ, Inc.	17,075	640,995
Barnes Group, Inc.	36,027	1,126,564
Blount International, Inc.†	32,993	383,049
Chase Corp.	4,318	128,331
EnPro Industries, Inc.†#	13,997	797,549
Fabrinet†	19,005	265,310
Federal Signal Corp.†	41,851	488,401
GP Strategies Corp.†	9,840	248,362
Handy & Harman, Ltd.†	3,658	76,233
Koppers Holdings, Inc.	13,887	538,399
LSB Industries, Inc.†	12,816	384,736
Lydall, Inc.†	11,420	177,353
NL Industries, Inc.	4,527	49,480
Park-Ohio Holdings Corp.†	5,808	200,783
Raven Industries, Inc.	24,374	711,964
Standex International Corp.	8,514	454,562
Tredegar Corp.	16,501	368,797

		8,793,220

Diversified Minerals - 0.1%

AMCOL International Corp.	18,663	615,319
General Moly, Inc.†#	38,496	63,518
United States Lime & Minerals, Inc.†	1,303	76,642
US Silica Holdings, Inc.#	14,375	337,813

		1,093,292

Diversified Operations - 0.1%

Harbinger Group, Inc.†	22,134	203,411
Horizon Pharma, Inc.†#	34,539	87,384
Primoris Services Corp.	23,649	531,630
Resource America, Inc., Class A	8,149	60,873

		883,298

Diversified Operations/Commercial Services - 0.1%

Chemed Corp.#	12,648	880,807
Viad Corp.	13,624	307,493

		1,188,300

Drug Delivery Systems - 0.2%

Antares Pharma, Inc.†#	75,564	332,482
BioDelivery Sciences International, Inc.†#	20,055	105,088
Depomed, Inc.†	37,876	271,571
Nektar Therapeutics†	77,419	942,963

		1,652,104

E-Commerce/Products - 0.3%

1-800-FLOWERS.COM, Inc., Class A†	17,279	93,998
Blue Nile, Inc.†#	8,307	300,547
Net Element International, Inc.†#	1,502	6,399
Nutrisystem, Inc.	19,191	242,958
Overstock.com, Inc.†	7,496	210,862
Shutterfly, Inc.†	25,453	1,322,538
Stamps.com, Inc.†	8,752	366,534
Vitacost.com, Inc.†#	14,734	121,408

		2,665,244

E-Commerce/Services - 0.4%

Angie’s List, Inc.†#	28,317	593,524
ChannelAdvisor Corp.†	4,017	123,001
Move, Inc.†	26,726	387,527
OpenTable, Inc.†	15,272	1,138,375
Orbitz Worldwide, Inc.†	16,081	152,930
Spark Networks, Inc.†	11,783	82,010
United Online, Inc.	62,010	486,779
Zillow, Inc., Class A†#	13,961	1,346,538

		4,310,684

E-Marketing/Info - 0.3%

Active Network, Inc.†	36,187	354,633
comScore, Inc.†	23,929	681,737
Constant Contact, Inc.†	20,585	393,791
Liquidity Services, Inc.†#	16,659	493,773
Marketo, Inc.†#	4,671	163,859
QuinStreet, Inc.†	21,012	183,014
ReachLocal, Inc.†	6,967	76,498
ValueClick, Inc.†	51,088	1,081,022

		3,428,327

E-Services/Consulting - 0.2%

Perficient, Inc.†	22,453	362,167
Sapient Corp.†	73,973	1,105,896

		1,468,063

Educational Software - 0.0%

Rosetta Stone, Inc.†	7,766	119,907

Electric Products-Misc. - 0.2%

GrafTech International, Ltd.†#	78,329	612,533
Graham Corp.	6,705	231,389
Littelfuse, Inc.	14,818	1,093,124

		1,937,046

Electric-Distribution - 0.0%

EnerNOC, Inc.†	17,603	255,419
Genie Energy, Ltd.	8,653	73,724

		329,143

Electric-Generation - 0.0%

Atlantic Power Corp.#	80,315	318,851

Electric-Integrated - 1.7%

ALLETE, Inc.	26,760	1,263,072
Ameresco, Inc., Class A†	13,107	112,196
Avista Corp.	40,165	1,055,135
Black Hills Corp.	29,791	1,430,564
Cleco Corp.	40,517	1,829,748
El Paso Electric Co.	26,955	927,252
Empire District Electric Co.	28,601	605,483
IDACORP, Inc.	33,672	1,611,879
MGE Energy, Inc.	15,494	807,392
NorthWestern Corp.	25,395	1,020,117
Otter Tail Corp.	24,311	638,893
Pike Electric Corp.	17,388	193,007
PNM Resources, Inc.	53,394	1,169,862
Portland General Electric Co.	50,728	1,461,474
UIL Holdings Corp.	33,984	1,283,236
Unitil Corp.	9,259	260,548
UNS Energy Corp.	27,791	1,270,882

		16,940,740

Electronic Components-Misc. - 0.7%

Bel Fuse, Inc., Class B	6,611	118,998
Benchmark Electronics, Inc.†	36,443	800,653
CTS Corp.	22,470	312,782
GSI Group, Inc.†	20,345	171,508
InvenSense, Inc.†#	38,049	679,936
Methode Electronics, Inc.	24,842	593,475
NVE Corp.†	3,259	160,734
OSI Systems, Inc.†	13,364	971,563
Plexus Corp.†	22,860	748,436
Rogers Corp.†	11,443	634,743
Sanmina Corp.†	55,492	902,855
Sparton Corp†	6,853	128,631
Stoneridge, Inc.†	19,097	237,567
Viasystems Group, Inc.†	2,444	34,509
Vishay Precision Group, Inc.†	8,286	117,081
Zagg, Inc.†	20,608	91,706

		6,705,177

Electronic Components-Semiconductors - 1.6%

Alpha & Omega Semiconductor, Ltd.†	11,632	82,354
Ambarella, Inc.†#	12,401	177,830
Amkor Technology, Inc.†	42,994	172,406
Applied Micro Circuits Corp.†	45,362	488,095
Cavium, Inc.†	34,413	1,306,662
Ceva, Inc.†	14,838	269,013
Diodes, Inc.†	24,055	598,969
DSP Group, Inc.†	13,255	84,169
Entropic Communications, Inc.†	60,041	250,971
GSI Technology, Inc.†	13,761	91,098
GT Advanced Technologies, Inc.†#	80,040	517,058
Inphi Corp.†	17,472	222,244
Integrated Silicon Solution, Inc.†	18,848	196,208
International Rectifier Corp.†	46,552	1,111,662
Intersil Corp., Class A	85,254	884,084
IXYS Corp.#	16,210	150,267
Kopin Corp.†	44,453	146,695
Lattice Semiconductor Corp.†	77,514	368,967
Microsemi Corp.†	62,282	1,603,139
Mindspeed Technologies, Inc.†#	28,991	90,162
Monolithic Power Systems, Inc.	24,652	754,844
MoSys, Inc.†	31,520	114,733
OmniVision Technologies, Inc.†	36,180	558,981
Peregrine Semiconductor Corp.†#	17,719	195,086
PLX Technology, Inc.†	30,545	166,470
PMC - Sierra, Inc.†	136,765	852,046
QLogic Corp.†	59,686	632,075
Rambus, Inc.†	74,835	610,654
Richardson Electronics, Ltd.	8,150	89,650
Rubicon Technology, Inc.†#	11,859	144,798
Semtech Corp.†	45,154	1,341,977
Silicon Image, Inc.†	51,740	280,431
SunEdison, Inc.†	155,389	1,143,663
Supertex, Inc.	6,604	152,288
Volterra Semiconductor Corp.†	16,766	384,277

		16,234,026

Electronic Design Automation - 0.1%

Mentor Graphics Corp.	63,926	1,416,600

Electronic Measurement Instruments - 0.4%

Analogic Corp.	8,205	612,421
Badger Meter, Inc.#	9,628	434,030
ESCO Technologies, Inc.	17,721	543,149
FARO Technologies, Inc.†	11,456	425,361
Itron, Inc.†	26,500	992,690
Measurement Specialties, Inc.†	10,348	489,874
Mesa Laboratories, Inc.	1,775	115,482
Zygo Corp.†	11,153	154,023

		3,767,030

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	5,467	308,230
Taser International, Inc.†	34,327	399,566

		707,796

Electronics-Military - 0.0%

API Technologies Corp.†	21,635	59,280
M/A-COM Technology Solutions Holdings, Inc.†	7,087	115,943

		175,223

Energy-Alternate Sources - 0.2%

Amyris, Inc.†#	17,569	44,977
Clean Energy Fuels Corp.†#	45,659	574,390
Enphase Energy, Inc.†#	10,698	67,291
FuelCell Energy, Inc.†#	106,375	131,905
FutureFuel Corp.	14,569	235,144
Green Plains Renewable Energy, Inc.	16,949	272,709
KiOR, Inc., Class A†#	29,416	65,009
Renewable Energy Group, Inc.†	14,178	219,050
REX American Resources Corp.†	3,667	108,323
Solazyme, Inc.†#	32,053	360,596

		2,079,394

Engineering/R&D Services - 0.4%

Argan, Inc.	9,367	166,264
EMCOR Group, Inc.	44,988	1,691,099
Engility Holdings, Inc.†	11,507	387,326
Exponent, Inc.	8,838	575,619

Michael Baker Corp.#	5,797	234,431
Mistras Group, Inc.†	10,655	194,241
National Technical Systems, Inc.†#	4,590	104,835
VSE Corp.#	2,765	124,535

		3,478,350

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	32,288	616,378
Power Solutions International, Inc.†	1,292	68,011

		684,389

Enterprise Software/Service - 1.3%

Advent Software, Inc.	21,883	590,622
American Software, Inc., Class A	16,084	128,994
Digital River, Inc.†	23,641	408,516
E2open, Inc.†#	9,893	200,135
Guidewire Software, Inc.†	28,110	1,291,936
ManTech International Corp., Class A#	15,978	454,574
MedAssets, Inc.†	40,837	915,566
MicroStrategy, Inc., Class A†	6,069	557,195
Omnicell, Inc.†	23,013	500,303
Proofpoint, Inc.†	14,624	421,317
PROS Holdings, Inc.†	15,069	494,263
QLIK Technologies, Inc.†	58,331	1,912,673
Rally Software Development Corp.†	4,625	119,464
Sapiens International Corp. NV	11,365	62,280
SciQuest, Inc.†#	15,266	317,533
SYNNEX Corp.†	17,694	840,642
Tyler Technologies, Inc.†	21,118	1,560,409
Ultimate Software Group, Inc.†#	18,532	2,598,372

		13,374,794

Entertainment Software - 0.1%

Glu Mobile, Inc.†#	37,968	91,882
Take-Two Interactive Software, Inc.†	54,283	996,636

		1,088,518

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.†	43,522	991,431
TRC Cos., Inc.†	10,846	79,393

		1,070,824

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.	18,975	913,267

Female Health Care Products - 0.0%

Female Health Co.	14,571	125,311

Filtration/Separation Products - 0.3%

CLARCOR, Inc.	33,304	1,783,762
PMFG, Inc.†	14,023	97,039
Polypore International, Inc.†#	31,269	1,336,750

		3,217,551

Finance-Auto Loans - 0.1%

Consumer Portfolio Services, Inc.†	11,381	66,465
Credit Acceptance Corp.†	4,763	512,260
Nicholas Financial, Inc.#	6,891	111,290

		690,015

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,878	115,968
Horizon Technology Finance Corp.#	5,515	73,625
NewStar Financial, Inc.†	17,593	231,700
WhiteHorse Finance, Inc.#	4,628	69,883

		491,176

Finance-Consumer Loans - 0.4%

Encore Capital Group, Inc.†	15,643	670,615
First Marblehead Corp.†	61,221	49,026
Nelnet, Inc., Class A	15,335	580,890
Portfolio Recovery Associates, Inc.†	33,993	1,802,989
Regional Management Corp.†	3,596	98,818
World Acceptance Corp.†#	6,231	533,810

		3,736,148

Finance-Credit Card - 0.0%

Blackhawk Network Holdings, Inc.†#	7,707	188,899

Finance-Investment Banker/Broker - 0.7%

Cowen Group, Inc., Class A†	65,461	212,094
Diamond Hill Investment Group, Inc.#	1,894	207,791
Evercore Partners, Inc., Class A	21,194	945,040
FBR & Co.†	5,861	157,192
FXCM, Inc., Class A	24,520	465,635
Gain Capital Holdings, Inc.#	7,378	55,040
GFI Group, Inc.	46,668	187,139
Greenhill & Co., Inc.	18,894	895,387
INTL. FCStone, Inc.†	9,441	181,456
Investment Technology Group, Inc.†	24,945	424,065
JMP Group, Inc.#	10,525	67,676
KCG Holdings, Inc.†	38,112	330,812
Ladenburg Thalmann Financial Services, Inc.†	69,027	115,275
Oppenheimer Holdings, Inc., Class A	6,644	116,270
Piper Jaffray Cos.†	11,569	376,108
Stifel Financial Corp.†	42,613	1,705,372
SWS Group, Inc.†	19,401	101,855

		6,544,207

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	45,890	748,007
California First National Bancorp	1,554	23,870
Marlin Business Services Corp.	5,528	134,662

		906,539

Finance-Mortgage Loan/Banker - 0.3%

Arlington Asset Investment Corp., Class A	10,730	249,151
Doral Financial Corp.†#	4,377	103,604
Ellie Mae, Inc.†#	17,637	512,178
Federal Agricultural Mtg. Corp., Class C	6,908	232,454
Home Loan Servicing Solutions, Ltd.	38,111	868,931
PennyMac Financial Services, Inc., Class A†	8,565	146,204
Walter Investment Management Corp.†	24,726	907,197

		3,019,719

Finance-Other Services - 0.4%

BGC Partners, Inc., Class A#	85,166	476,078
Higher One Holdings, Inc.†	21,022	155,983
Imperial Holdings, Inc.†#	11,565	78,411
MarketAxess Holdings, Inc.	25,141	1,276,157
Outerwall Inc†#	18,851	1,171,967
WageWorks, Inc.†	16,729	698,268

		3,856,864

Financial Guarantee Insurance - 0.3%

MGIC Investment Corp.†	217,336	1,569,166
Radian Group, Inc.#	115,876	1,570,120

		3,139,286

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.†#	43,008	470,507
Sturm Ruger & Co., Inc.#	12,951	678,244

		1,148,751

Food-Canned - 0.2%

Seneca Foods Corp., Class A†	5,460	160,906
TreeHouse Foods, Inc.†	24,294	1,579,839

		1,740,745

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	13,123	393,559

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.#	3,088	43,757

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	21,900	935,130

Food-Misc./Diversified - 0.9%

Annie’s, Inc.†	9,177	421,500
B&G Foods, Inc.	35,432	1,200,082
Boulder Brands, Inc.†	39,887	620,642
Cal-Maine Foods, Inc.	9,951	454,064
Chiquita Brands International, Inc.†	31,144	384,005
Diamond Foods, Inc.†	14,920	308,844
Dole Food Co., Inc.†	34,417	472,201
Hain Celestial Group, Inc.†	25,742	2,105,181
Inventure Foods, Inc.†	9,423	84,995
J&J Snack Foods Corp.	10,015	770,354
John B. Sanfilippo & Son, Inc.	5,484	118,729
Lancaster Colony Corp.	12,408	915,338
Seaboard Corp.	197	527,960
Snyders-Lance, Inc.	31,868	857,249

		9,241,144

Food-Retail - 0.4%

Arden Group, Inc., Class A	788	104,568
Fairway Group Holdings Corp.†	10,523	243,923
Harris Teeter Supermarkets, Inc.	33,157	1,629,667
Ingles Markets, Inc., Class A	8,450	211,165
SUPERVALU, Inc.†#	136,073	975,643
Village Super Market, Inc., Class A	4,244	148,498
Weis Markets, Inc.	7,380	346,712

		3,660,176

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.	8,196	202,933
Chefs’ Warehouse, Inc.†#	9,379	216,561
Fresh Del Monte Produce, Inc.	25,380	732,467
Nash Finch Co.	8,228	201,010
Spartan Stores, Inc.	14,677	301,759
United Natural Foods, Inc.†	33,056	2,004,185

		3,658,915

Footwear & Related Apparel - 0.6%

Crocs, Inc.†	59,066	795,028
Iconix Brand Group, Inc.†	38,223	1,254,479
R.G. Barry Corp.	6,685	106,492
Skechers U.S.A., Inc., Class A†	25,923	796,614
Steven Madden, Ltd.†	26,882	1,451,628
Weyco Group, Inc.	4,366	108,932
Wolverine World Wide, Inc.	33,634	1,891,912

		6,405,085

Forestry - 0.0%

Deltic Timber Corp.	7,465	449,020

Funeral Services & Related Items - 0.2%

Carriage Services, Inc.	10,531	185,556
Matthews International Corp., Class A	18,507	682,908
Stewart Enterprises, Inc., Class A#	48,567	635,257

		1,503,721

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	14,190	105,857
Pinnacle Entertainment, Inc.†#	39,135	926,717

		1,032,574

Gas-Distribution - 0.9%

Chesapeake Utilities Corp.#	6,445	336,493
Delta Natural Gas Co., Inc.	4,596	92,931
Laclede Group, Inc.#	21,885	974,539
New Jersey Resources Corp.	28,004	1,206,412
Northwest Natural Gas Co.#	18,064	741,347
Piedmont Natural Gas Co., Inc.	50,622	1,633,066
South Jersey Industries, Inc.	21,423	1,237,392
Southwest Gas Corp.	31,055	1,452,753
WGL Holdings, Inc.	34,659	1,446,667

		9,121,600

Gold Mining - 0.1%

Allied Nevada Gold Corp.†#	69,638	323,120
Gold Resource Corp.#	22,230	186,510
Midway Gold Corp.†#	75,218	76,722

		586,352

Golf - 0.0%

Callaway Golf Co.#	47,652	329,752

Hazardous Waste Disposal - 0.0%

Heritage-Crystal Clean, Inc.†	5,922	89,955
US Ecology, Inc.	12,341	346,659

		436,614

Health Care Cost Containment - 0.1%

Corvel Corp.†	7,647	251,892
ExamWorks Group, Inc.†	20,284	476,674

		728,566

Healthcare Safety Devices - 0.0%

Unilife Corp.†#	61,152	210,974

Heart Monitors - 0.1%

HeartWare International, Inc.†	10,957	861,220

Home Furnishings - 0.3%

American Woodmark Corp.†	6,658	232,165
Bassett Furniture Industries, Inc.	7,272	100,499
Ethan Allen Interiors, Inc.	16,638	433,753
Flexsteel Industries, Inc.	3,286	73,902
Hooker Furniture Corp.	7,203	103,651
Kimball International, Inc., Class B	21,740	213,922
La-Z-Boy, Inc.	35,094	746,098
Select Comfort Corp.†	37,303	921,384

		2,825,374

Hotels/Motels - 0.1%

Marcus Corp.	12,410	152,643
Morgans Hotel Group Co.†#	17,853	122,650
Orient-Express Hotels, Ltd., Class A†	64,216	777,014

		1,052,307

Housewares - 0.1%

EveryWare Global, Inc.†	6,554	84,874
Libbey, Inc.†	14,075	333,859
Lifetime Brands, Inc.	6,846	94,680

		513,413

Human Resources - 0.7%

AMN Healthcare Services, Inc.†	30,860	419,696
Barrett Business Services, Inc.#	4,722	303,483
CDI Corp.	9,456	128,223
Cross Country Healthcare, Inc.†	18,184	102,740
Heidrick & Struggles International, Inc.	12,105	182,180
Insperity, Inc.	15,054	480,223
Kelly Services, Inc., Class A	18,052	328,546
Kforce, Inc.	18,148	295,268
Korn/Ferry International†	32,632	577,913
Monster Worldwide, Inc.†#	78,117	351,527
On Assignment, Inc.†	30,654	924,831
Resources Connection, Inc.	27,346	334,715
Team Health Holdings, Inc.†	46,043	1,769,432
TrueBlue, Inc.†	27,274	663,304

		6,862,081

Identification Systems - 0.1%

Brady Corp., Class A	30,969	1,021,977
Checkpoint Systems, Inc.†	27,498	403,396

		1,425,373

Independent Power Producers - 0.2%

Dynegy, Inc.†	67,031	1,302,412
Ormat Technologies, Inc.	11,841	296,854

		1,599,266

Industrial Automated/Robotic - 0.2%

Cognex Corp.	29,127	1,659,656
Hurco Cos., Inc.	4,322	118,898
Intermec, Inc.†	40,541	400,140

		2,178,694

Instruments-Controls - 0.3%

Watts Water Technologies, Inc., Class A	19,125	990,866
Woodward, Inc.	46,090	1,777,231

		2,768,097

Instruments-Scientific - 0.2%

FEI Co.	25,854	2,023,851
Fluidigm Corp.†	17,040	348,638

		2,372,489

Insurance Brokers - 0.1%

Crawford & Co., Class B	17,598	133,393
eHealth, Inc.†	13,050	361,093

		494,486

Insurance-Life/Health - 0.6%

American Equity Investment Life Holding Co.#	42,913	850,107
CNO Financial Group, Inc.	148,924	2,023,877
FBL Financial Group, Inc., Class A	5,952	262,364
Health Insurance Innovations, Inc.†	3,089	32,898
Independence Holding Co.	5,283	73,962
Kansas City Life Insurance Co.#	2,644	115,437
National Western Life Insurance Co., Class A	1,468	290,723
Phoenix Cos., Inc.†	3,888	147,355
Primerica, Inc.	38,199	1,418,329
Symetra Financial Corp.	54,620	943,287

		6,158,339

Insurance-Multi-line - 0.1%

Citizens, Inc.†	29,117	219,251
Eastern Insurance Holdings, Inc.	4,313	86,303
Fortegra Financial Corp.†	4,305	32,804
Horace Mann Educators Corp.	26,604	701,281
United Fire Group, Inc.	13,791	395,664

		1,435,303

Insurance-Property/Casualty - 1.2%

Ambac Financial Group, Inc.†	30,164	668,434
American Safety Insurance Holdings, Ltd.†	6,434	193,856
AMERISAFE, Inc.	12,326	401,704
Amtrust Financial Services, Inc.#	20,788	742,540
Baldwin & Lyons, Inc., Class B	6,188	145,975
Donegal Group, Inc., Class A	4,967	66,955
EMC Insurance Group, Inc.#	3,018	84,202
Employers Holdings, Inc.	20,746	549,977
Enstar Group, Ltd.†	6,385	860,507
First American Financial Corp.	72,516	1,515,584
Global Indemnity PLC†	6,296	154,441
Hallmark Financial Services, Inc.†	9,519	80,245

HCI Group, Inc.#	6,224	217,031
Hilltop Holdings, Inc.†	41,595	651,378
Infinity Property & Casualty Corp.	7,724	467,379
Investors Title Co.	885	63,065
Meadowbrook Insurance Group, Inc.	33,440	199,971
National Interstate Corp.	4,450	111,918
Navigators Group, Inc.†	6,943	379,990
OneBeacon Insurance Group, Ltd., Class A	15,165	216,556
RLI Corp.	14,267	1,114,110
Safety Insurance Group, Inc.	8,634	432,909
Selective Insurance Group, Inc.	37,223	853,523
State Auto Financial Corp.	10,022	187,111
Stewart Information Services Corp.	14,281	436,856
Tower Group International Ltd	38,498	543,977
Universal Insurance Holdings, Inc.	19,670	145,165

		11,485,359

Insurance-Reinsurance - 0.4%

Argo Group International Holdings, Ltd.	18,220	744,105
Greenlight Capital Re, Ltd., Class A†	18,907	507,653
Maiden Holdings, Ltd.	33,404	436,924
Montpelier Re Holdings, Ltd.	31,018	770,797
Platinum Underwriters Holdings, Ltd.	21,287	1,229,963

		3,689,442

Internet Application Software - 0.3%

Bazaarvoice, Inc.†#	32,216	344,711
Brightcove, Inc.†	18,851	176,257
Dealertrack Technologies, Inc.†	29,151	1,154,088
eGain Corp.†	8,762	118,287
IntraLinks Holdings, Inc.†	25,737	201,263
Lionbridge Technologies, Inc.†	39,029	136,992
RealNetworks, Inc.†	15,055	115,171
VirnetX Holding Corp.†#	28,291	547,431
Vocus, Inc.†	12,596	116,387

		2,910,587

Internet Connectivity Services - 0.1%

Boingo Wireless, Inc.†	12,440	88,946
Cogent Communications Group, Inc.#	31,645	981,944
Internap Network Services Corp.†	35,922	261,872
PC-Tel, Inc.	12,375	100,485

		1,433,247

Internet Content-Entertainment - 0.0%

Global Eagle Entertainment, Inc.†	14,391	127,073
Limelight Networks, Inc.†	35,808	72,332
Shutterstock, Inc.†	4,969	246,661

		446,066

Internet Content-Information/News - 0.3%

Bankrate, Inc.†#	30,998	533,166
Dice Holdings, Inc.†	27,214	226,693
HealthStream, Inc.†	13,496	447,392
Reis, Inc.†	5,586	95,688
Travelzoo, Inc.†	5,316	143,585
WebMD Health Corp.†	23,525	739,155
XO Group, Inc.†	17,949	214,670
Yelp, Inc.†	19,952	1,037,105

		3,437,454

Internet Incubators - 0.1%

ICG Group, Inc.†	25,474	318,935
ModusLink Global Solutions, Inc.†	24,798	69,682
Safeguard Scientifics, Inc.†	14,061	204,447

		593,064

Internet Infrastructure Software - 0.1%

Responsys, Inc.†	24,671	354,029
support.com, Inc.†#	33,690	173,166
TeleCommunication Systems, Inc., Class A†#	31,888	82,271
Unwired Planet, Inc.†#	61,614	113,986

		723,452

Internet Security - 0.2%

Sourcefire, Inc.†	20,880	1,575,605
VASCO Data Security International, Inc.†	19,385	153,141
Zix Corp.†	41,476	178,762

		1,907,508

Internet Telephone - 0.1%

BroadSoft, Inc.†	18,795	605,011
magicJack VocalTec, Ltd.†#	12,436	174,601

		779,612

Investment Companies - 1.0%

Apollo Investment Corp.	150,648	1,188,613
BlackRock Kelso Capital Corp.	49,669	486,756
Capital Southwest Corp.	9,020	297,389
Fifth Street Finance Corp.	80,945	838,590
Garrison Capital, Inc.#	4,026	60,470
Gladstone Capital Corp.	14,077	115,150
Golub Capital BDC, Inc.#	23,231	401,432
KCAP Financial, Inc.#	18,951	158,241
Main Street Capital Corp.	23,309	678,758
MCG Capital Corp.	47,735	233,424
Medallion Financial Corp.	12,483	176,510
MVC Capital, Inc.	16,032	200,881
New Mountain Finance Corp.#	20,998	308,251
NGP Capital Resources Co.#	14,090	88,908
PennantPark Floating Rate Capital, Ltd.	6,906	91,504
PennantPark Investment Corp.#	44,543	493,982
Prospect Capital Corp.#	163,050	1,804,963
Solar Capital, Ltd.	30,168	662,188
Solar Senior Capital, Ltd.#	7,719	137,244
Stellus Capital Investment Corp.#	8,077	121,640
TCP Capital Corp.	17,414	271,310
THL Credit, Inc.	17,639	276,932
TICC Capital Corp.#	35,220	339,521
Triangle Capital Corp.#	18,476	538,945

		9,971,602

Investment Management/Advisor Services - 0.6%

Calamos Asset Management, Inc., Class A	13,307	132,005
CIFC Corp.#	4,587	34,402
Cohen & Steers, Inc.	12,614	393,557
Financial Engines, Inc.	32,783	1,752,251
GAMCO Investors, Inc., Class A	4,039	232,162
Janus Capital Group, Inc.	100,020	836,167
Manning & Napier, Inc.	9,106	136,408
Medley Capital Corp.#	19,240	253,006
Pzena Investment Management, Inc., Class A	7,609	49,535
Virtus Investment Partners, Inc.†	3,883	676,807
Westwood Holdings Group, Inc.	4,674	222,062
WisdomTree Investments, Inc.†	67,338	754,186

		5,472,548

Lasers-System/Components - 0.3%

Coherent, Inc.	16,316	915,817
Electro Scientific Industries, Inc.	15,973	175,543
II-VI, Inc.†	34,226	659,877
Newport Corp.†	26,196	401,847
Rofin-Sinar Technologies, Inc.†	18,953	426,253

		2,579,337

Leisure Products - 0.3%

Brunswick Corp.	60,634	2,204,652
Johnson Outdoors, Inc., Class A†	3,321	83,656
Marine Products Corp.	7,048	61,388
WMS Industries, Inc.†	36,715	943,576

		3,293,272

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.#	28,714	2,455,047
Revolution Lighting Technologies, Inc.†#	19,883	51,696
Universal Display Corp.†#	26,962	933,155

		3,439,898

Linen Supply & Related Items - 0.2%

G&K Services, Inc., Class A	13,107	674,224
UniFirst Corp.	9,813	940,871

		1,615,095

Machine Tools & Related Products - 0.0%

Hardinge, Inc.	7,882	114,210

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	13,656	471,951
Hyster-Yale Materials Handling, Inc.	7,058	533,656

		1,005,607

Machinery-Electrical - 0.1%

Franklin Electric Co., Inc.	31,784	1,141,681

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,745	215,233
Lindsay Corp.#	8,617	655,065

		870,298

Machinery-General Industrial - 0.9%

Albany International Corp., Class A	18,739	604,708
Altra Holdings, Inc.	18,099	449,760
Applied Industrial Technologies, Inc.	28,247	1,345,122
Chart Industries, Inc.†	20,323	2,320,480
DXP Enterprises, Inc.†	6,351	431,741
Flow International Corp.†	32,459	109,387
Kadant, Inc.	7,512	233,398
Manitex International, Inc.†#	8,242	82,914
Middleby Corp.†	12,598	2,342,472
Tennant Co.	12,335	633,649
Twin Disc, Inc.	5,576	147,151

		8,700,782

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.†	13,077	279,848
NACCO Industries, Inc., Class A	3,320	184,525

		464,373

Machinery-Print Trade - 0.0%

ExOne Co.†#	4,086	279,932

Machinery-Pumps - 0.0%

Gorman-Rupp Co.	10,107	353,442
Tecumseh Products Co., Class A†#	12,387	119,782

		473,224

Machinery-Thermal Process - 0.0%

Global Power Equipment Group, Inc.	11,405	211,905

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.	39,810	267,921
Odyssey Marine Exploration, Inc.†#	52,869	152,792

		420,713

Medical Imaging Systems - 0.0%

Merge Healthcare, Inc.†	43,769	115,988

Medical Information Systems - 0.5%

athenahealth, Inc.†	24,628	2,598,008
Computer Programs & Systems, Inc.	7,427	408,188
Greenway Medical Technologies†	9,683	131,882
Medidata Solutions, Inc.†	17,823	1,594,089
Quality Systems, Inc.	26,749	553,437

		5,285,604

Medical Instruments - 1.0%

Abaxis, Inc.	14,815	580,452
AngioDynamics, Inc.†	16,510	179,959
ArthroCare Corp.†	18,902	598,626
AtriCure, Inc.†	14,031	123,332
Cardiovascular Systems, Inc.†	14,022	287,731
CONMED Corp.	18,589	577,932
CryoLife, Inc.	18,414	111,773
DexCom, Inc.†	47,391	1,281,927
Endologix, Inc.†	42,095	665,943
Genomic Health, Inc.†#	11,214	353,465
Integra LifeSciences Holdings Corp.†#	13,406	544,820
MAKO Surgical Corp.†#	28,190	421,441
Natus Medical, Inc.†	20,369	267,852
Navidea Biopharmaceuticals, Inc.†#	80,163	234,878
NuVasive, Inc.†	29,648	697,321
Solta Medical, Inc.†	47,554	98,912
Spectranetics Corp.†	27,047	427,072
SurModics, Inc.†	9,720	192,456
Symmetry Medical, Inc.†	24,987	196,148

Thoratec Corp.†	38,429	1,373,068
Vascular Solutions, Inc.†	11,066	174,511
Volcano Corp.†	36,559	783,094

		10,172,713

Medical Labs & Testing Services - 0.1%

Bio-Reference Labs, Inc.†#	16,392	474,221

Medical Laser Systems - 0.1%

Biolase, Inc.†#	21,379	36,559
Cutera, Inc.†	9,837	91,976
Cynosure, Inc., Class A†	12,839	294,655
PhotoMedex, Inc.†#	9,403	153,645

		576,835

Medical Products - 1.2%

ABIOMED, Inc.†	25,965	611,476
Accuray, Inc.†#	49,681	328,888
Alphatec Holdings, Inc.†	41,556	82,281
Atrion Corp.	1,048	250,472
Cantel Medical Corp.	21,972	569,075
Cerus Corp.†#	46,732	244,408
Chindex International, Inc.†	7,973	134,823
Cyberonics, Inc.†	18,525	942,367
Exactech, Inc.†	6,264	119,267
Globus Medical, Inc., Class A†	36,616	645,174
Greatbatch, Inc.†	16,021	544,233
Haemonetics Corp.†	34,238	1,364,384
Hanger, Inc.†	23,239	713,670
Invacare Corp.	21,454	322,025
Luminex Corp.†	25,037	508,251
MiMedx Group, Inc.†#	56,447	348,278
NxStage Medical, Inc.†	40,043	494,531
Orthofix International NV†	13,040	287,793
Rockwell Medical, Inc.†#	26,314	145,516
Tornier NV†	17,432	330,859
West Pharmaceutical Services, Inc.	23,182	1,714,309
Wright Medical Group, Inc.†	27,073	651,647
Zeltiq Aesthetics, Inc.†#	11,849	94,674

		11,448,401

Medical Sterilization Products - 0.2%

STERIS Corp.	39,512	1,615,646

Medical-Biomedical/Gene - 2.4%

Acorda Therapeutics, Inc.†	27,192	918,818
Aegerion Pharmaceuticals, Inc.†#	19,318	1,674,484
Alnylam Pharmaceuticals, Inc.†	38,957	2,017,973
AMAG Pharmaceuticals, Inc.†	14,462	342,171
Arena Pharmaceuticals, Inc.†#	145,980	935,732
Arqule, Inc.†	39,775	110,972
Astex Pharmaceuticals†	63,415	415,368
BioTime, Inc.†#	24,754	93,570
Cambrex Corp.†	20,131	274,386
Cell Therapeutics, Inc.†#	75,501	83,051
Celldex Therapeutics, Inc.†#	54,209	1,177,419
Chelsea Therapeutics International, Ltd.†	44,968	133,555
Coronado Biosciences, Inc.†#	14,785	120,498
Curis, Inc.†#	53,986	236,459
Cytokinetics, Inc.†	16,603	173,833
Dendreon Corp.†#	105,642	300,023
Dynavax Technologies Corp.†#	122,595	155,696
Emergent Biosolutions, Inc.†	18,394	323,367
Enzon Pharmaceuticals, Inc.	25,183	43,315
Epizyme, Inc.†#	3,964	110,001
Exact Sciences Corp.†#	42,964	497,093
Exelixis, Inc.†#	123,206	617,262
Fibrocell Science, Inc.†#	11,301	61,590
Galena Biopharma, Inc.†#	55,951	124,211
Geron Corp.†	87,430	125,025
GTx, Inc.†#	17,581	27,251
Halozyme Therapeutics, Inc.†#	59,549	494,852
Harvard Bioscience, Inc.†	17,098	84,464
ImmunoGen, Inc.†#	56,665	906,640
Immunomedics, Inc.†#	49,140	292,383
Insmed, Inc.†#	18,936	288,017
Intercept Pharmaceuticals, Inc.†	4,209	192,520
InterMune, Inc.†#	54,711	781,820
KYTHERA Biopharmaceuticals, Inc.†#	6,835	180,444
Lexicon Pharmaceuticals, Inc.†#	152,377	379,419
Ligand Pharmaceuticals, Inc., Class B†#	11,942	574,291
Medicines Co.†	37,534	1,186,450
MEI Pharma, Inc.†	6,440	48,042
Merrimack Pharmaceuticals, Inc.†#	60,910	205,876
Momenta Pharmaceuticals, Inc.†	31,650	445,948
Nanosphere, Inc.†#	28,149	59,113
NeoGenomics, Inc.†#	22,043	47,613
NewLink Genetics Corp.†#	11,318	195,915
Novavax, Inc.†	90,499	285,072
NPS Pharmaceuticals, Inc.†	67,255	1,688,100
Omeros Corp.†#	19,984	100,520
OncoGenex Pharmaceutical, Inc.†	9,834	88,014
OvaScience, Inc.†#	6,011	69,247
Pacific Biosciences of California, Inc.†	29,885	124,919
PDL BioPharma, Inc.#	93,842	745,105
Peregrine Pharmaceuticals, Inc.†#	91,908	125,914
Prothena Corp. PLC†#	7,961	159,538
Puma Biotechnology, Inc.†	14,846	751,801
Repligen Corp.†	21,077	205,712
Rigel Pharmaceuticals, Inc.†	58,412	183,998
RTI Surgical, Inc.†	37,719	125,604
Sangamo Biosciences, Inc.†#	36,028	355,596
Sequenom, Inc.†#	77,188	225,389
Spectrum Pharmaceuticals, Inc.#	40,237	308,215
Stemline Therapeutics, Inc.†#	6,132	212,474
Sunesis Pharmaceuticals, Inc.†#	21,687	104,314
Trius Therapeutics, Inc.†#	24,953	341,108
Verastem, Inc.†	9,673	133,004
Vical, Inc.†#	50,918	65,684
XOMA Corp.†#	41,973	196,014
Zeneca, Inc. CVR(1)(2)	3,950	2,370
ZIOPHARM Oncology, Inc.†#	44,999	134,547

		24,189,189

Medical-Drugs - 1.7%

ACADIA Pharmaceuticals, Inc.†#	46,973	937,581
AcelRx Pharmaceuticals, Inc.†#	14,000	138,740
Achillion Pharmaceuticals, Inc.†#	64,724	417,470
Akorn, Inc.†#	39,015	701,100
Alimera Sciences, Inc.†	11,362	40,562
Amicus Therapeutics, Inc.†#	20,378	48,703
Ampio Pharmaceuticals, Inc.†#	18,532	132,319
Anacor Pharmaceuticals, Inc.†#	16,985	171,718
Array BioPharma, Inc.†	78,277	439,134
Auxilium Pharmaceuticals, Inc.†	33,051	576,740
Cadence Pharmaceuticals, Inc.†	41,349	225,352
Cempra, Inc.†	9,939	89,451
ChemoCentryx, Inc.†#	16,478	133,472
Chimerix, Inc.†	5,690	89,674
Clovis Oncology, Inc.†	9,317	600,947
Corcept Therapeutics, Inc.†#	35,678	59,226
Cytori Therapeutics, Inc.†#	42,343	88,920
Durata Therapeutics, Inc.†#	8,766	73,897
Enanta Pharmaceuticals, Inc.†#	2,440	45,335
Endocyte, Inc.†#	20,423	293,274
Furiex Pharmaceuticals, Inc.†	4,456	171,378
Hi-Tech Pharmacal Co., Inc.	7,455	321,385
Idenix Pharmaceuticals, Inc.†#	66,880	319,686
Infinity Pharmaceuticals, Inc.†	32,093	594,041
Insys Therapeutics, Inc.†	3,394	95,066
Ironwood Pharmaceuticals, Inc.†#	62,374	726,657
Keryx Biopharmaceuticals, Inc.†#	54,777	467,248
Lannett Co., Inc.†	10,946	145,144
Opko Health, Inc.†#	95,302	880,591
Optimer Pharmaceuticals, Inc.†#	32,659	408,564
Orexigen Therapeutics, Inc.†	63,440	435,198
Pacira Pharmaceuticals, Inc.†	18,473	669,092
Pernix Therapeutics Holdings†#	11,743	32,176
PharMerica Corp.†	19,906	244,844
Pozen, Inc.†	18,085	93,500
Progenics Pharmaceuticals, Inc.†	34,212	190,219
Raptor Pharmaceutical Corp.†	37,157	503,106
Receptos, Inc.†#	3,874	61,364
Regulus Therapeutics, Inc.†#	5,991	56,615
Repros Therapeutics, Inc.†	12,497	264,187
Sagent Pharmaceuticals, Inc.†#	11,185	246,741
Santarus, Inc.†	37,148	836,573
Sciclone Pharmaceuticals, Inc.†	36,249	190,307
SIGA Technologies, Inc.†#	24,644	86,993
Sucampo Pharmaceuticals, Inc., Class A†	9,181	54,352
Supernus Pharmaceuticals, Inc.†#	9,980	66,068
Synergy Pharmaceuticals, Inc.†#	53,999	239,756
Synta Pharmaceuticals Corp.†#	27,186	160,397
Targacept, Inc.†#	18,710	95,795
TESARO, Inc.†	8,968	310,113
Tetraphase Pharmaceuticals, Inc.†#	7,721	65,937
TG Therapeutics, Inc.†#	8,563	51,549
TherapeuticsMD, Inc.†#	52,323	108,832
Vanda Pharmaceuticals, Inc.†#	19,002	217,193
ViroPharma, Inc.†	43,779	1,319,937
Vivus, Inc.†#	67,478	845,499
XenoPort, Inc.†#	29,072	142,162
Zogenix, Inc.†#	48,063	81,707

		17,103,587

Medical-Generic Drugs - 0.1%

Impax Laboratories, Inc.†	45,901	935,462
KaloBios Pharmaceuticals, Inc.†	5,877	32,735

		968,197

Medical-HMO - 0.6%

Centene Corp.†	36,479	2,084,775
Magellan Health Services, Inc.†	18,147	1,020,043
Molina Healthcare, Inc.†	18,995	634,243
Triple-S Management Corp., Class B†	15,874	296,050
Universal American Corp.#	25,750	187,975
WellCare Health Plans, Inc.†	29,134	1,854,962

		6,078,048

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc.†#	23,741	909,992
Select Medical Holdings Corp.	32,614	276,241
USMD Holdings, Inc.†#	725	17,646
Vanguard Health Systems, Inc.†	22,727	476,131

		1,680,010

Medical-Nursing Homes - 0.1%

Ensign Group, Inc.	13,032	503,687
Kindred Healthcare, Inc.	36,223	532,478
National Healthcare Corp.#	7,210	332,669
Skilled Healthcare Group, Inc., Class A†	13,290	64,324

		1,433,158

Medical-Outpatient/Home Medical - 0.3%

Addus HomeCare Corp.†	3,663	77,582
Air Methods Corp.#	26,063	1,066,498
Almost Family, Inc.	5,541	104,559
Amedisys, Inc.†#	21,092	343,589
Amsurg Corp.†	21,445	799,684
Gentiva Health Services, Inc.†	20,988	240,732
LHC Group, Inc.†	8,083	182,918

		2,815,562

Metal Processors & Fabrication - 0.7%

Ampco-Pittsburgh Corp.	5,666	92,243
CIRCOR International, Inc.	11,771	676,715
Dynamic Materials Corp.	9,172	202,151
Global Brass & Copper Holdings, Inc.†	5,396	106,571
Haynes International, Inc.	8,267	365,649
Kaydon Corp.	21,581	613,980
LB Foster Co., Class A#	6,815	289,092
Mueller Industries, Inc.	18,847	1,009,068
NN, Inc.	11,468	158,373
RBC Bearings, Inc.†	15,412	920,559
Rexnord Corp.†	20,305	389,653
RTI International Metals, Inc.†	21,002	650,432
Sun Hydraulics Corp.	14,386	440,787
Worthington Industries, Inc.	35,440	1,181,215

		7,096,488

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†#	11,733	185,499
Olympic Steel, Inc.	6,076	157,854

		343,353

Metal-Aluminum - 0.1%

Century Aluminum Co.†	34,468	269,195
Kaiser Aluminum Corp.	12,671	875,820
Noranda Aluminum Holding Corp.	22,602	61,703

		1,206,718

Metal-Diversified - 0.1%

Molycorp, Inc.†#	83,125	507,062

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.#	6,335	224,069
FreightCar America, Inc.	8,061	144,937
Hillenbrand, Inc.	36,839	912,134
John Bean Technologies Corp.	19,391	424,857
Movado Group, Inc.	11,845	504,715
Trimas Corp.†	26,608	935,005

		3,145,717

MRI/Medical Diagnostic Imaging - 0.0%

Alliance HealthCare Services, Inc.†	3,339	81,138

Multimedia - 0.2%

Demand Media, Inc.†	24,261	157,211
Entravision Communications Corp., Class A	36,961	193,306
EW Scripps Co., Class A†	20,959	318,786
Journal Communications, Inc., Class A†	29,563	212,558
Martha Stewart Living Omnimedia, Class A†	19,473	47,319
Media General, Inc., Class A†#	13,138	137,818
Meredith Corp.	23,942	1,029,746

		2,096,744

Networking Products - 0.5%

Anixter International, Inc.†	18,166	1,517,951
Black Box Corp.	10,814	287,328
Calix, Inc.†	26,836	344,842
Cyan, Inc.†	5,363	49,876
Extreme Networks, Inc.†	62,333	232,502
Infinera Corp.†#	77,676	720,056
Ixia†	37,856	549,669
LogMeIn, Inc.†	16,297	485,488
NeoPhotonics Corp.†	13,529	86,586
NETGEAR, Inc.†	25,823	747,318
Parkervision, Inc.†#	59,341	196,419
Procera Networks, Inc.†#	13,774	178,373

		5,396,408

Non-Ferrous Metals - 0.2%

Globe Specialty Metals, Inc.	43,217	555,338
Horsehead Holding Corp.†	29,564	350,925
Materion Corp.	13,766	404,720
Ur-Energy, Inc.†#	81,356	83,797
Uranium Energy Corp.†#	57,309	134,676

		1,529,456

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc., Class A†	25,899	136,488

Office Furnishings-Original - 0.4%

CompX International, Inc.#	774	10,736
Herman Miller, Inc.	39,293	1,000,793
HNI Corp.	30,471	1,020,169
Interface, Inc.	39,767	702,285
Knoll, Inc.	32,297	491,883
Steelcase, Inc., Class A	56,519	820,656

		4,046,522

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	76,103	501,519

Oil & Gas Drilling - 0.1%

Hercules Offshore, Inc.†	106,902	769,694
Parker Drilling Co.†	79,848	458,328
Vantage Drilling Co.†	134,727	231,730

		1,459,752

Oil Companies-Exploration & Production - 2.3%

Abraxas Petroleum Corp.†#	55,058	138,746
Apco Oil and Gas International, Inc.†	6,125	88,874
Approach Resources, Inc.†#	23,377	544,684
Berry Petroleum Co., Class A	35,304	1,452,760
Bill Barrett Corp.†#	32,681	703,622
Bonanza Creek Energy, Inc.†	19,728	783,202
BPZ Resources, Inc.†#	78,972	180,056
Callon Petroleum Co.†	26,724	119,991
Carrizo Oil & Gas, Inc.†	27,071	927,452
Clayton Williams Energy, Inc.†	3,947	194,429
Comstock Resources, Inc.	32,372	472,631
Contango Oil & Gas Co.	8,718	312,627
Crimson Exploration, Inc.†	14,706	43,383
Diamondback Energy, Inc.†	11,954	481,029
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Emerald Oil, Inc.†	24,505	159,773
Endeavour International Corp.†#	31,572	157,860
Energy XXI Bermuda, Ltd.	53,206	1,413,683
EPL Oil & Gas, Inc.†	20,032	677,883
Equal Energy, Ltd.	23,865	113,359
Evolution Petroleum Corp.†	11,365	127,856
EXCO Resources, Inc.#	90,974	662,291
Forest Oil Corp.†#	79,964	444,600
FX Energy, Inc.†#	35,806	122,098
Gastar Exploration, Ltd.†	41,287	130,054
Goodrich Petroleum Corp.†	17,690	379,450
Halcon Resources Corp.†#	138,723	658,934
Isramco, Inc.†	619	65,243
Kodiak Oil & Gas Corp.†	177,924	1,777,461
Magnum Hunter Resources Corp.†#	115,226	535,801
Matador Resources Co.†	33,200	562,408
Midstates Petroleum Co., Inc.†#	22,250	100,570
Miller Energy Resources, Inc.†#	20,456	128,054
Northern Oil and Gas, Inc.†#	42,756	550,697
Panhandle Oil and Gas, Inc., Class A#	4,673	132,993
PDC Energy, Inc.†	20,338	1,166,994
Penn Virginia Corp.†	37,014	178,037
PetroQuest Energy, Inc.†	38,239	160,604
Quicksilver Resources, Inc.†#	83,513	139,467
Resolute Energy Corp.†	45,383	355,803
Rex Energy Corp.†	30,304	630,323
Rosetta Resources, Inc.†	40,949	1,905,357
Sanchez Energy Corp.†#	19,058	460,441
Stone Energy Corp.†	33,494	917,736
Swift Energy Co.†#	29,064	327,842
Synergy Resources Corp.†	27,252	255,079

Triangle Petroleum Corp.†	30,901	205,492
Vaalco Energy, Inc.†	38,818	215,828
W&T Offshore, Inc.#	23,306	360,078
Warren Resources, Inc.†	48,843	139,691
ZaZa Energy Corp.†#	24,846	23,855

		22,787,181

Oil Field Machinery & Equipment - 0.2%

Bolt Technology Corp.	5,782	102,226
Flotek Industries, Inc.†	31,988	633,042
Forum Energy Technologies, Inc.†	26,370	690,103
Gulf Island Fabrication, Inc.	9,691	227,642
Mitcham Industries, Inc.†	8,606	151,121
Natural Gas Services Group, Inc.†	8,290	227,312
Thermon Group Holdings, Inc.†	18,172	376,160

		2,407,606

Oil Refining & Marketing - 0.2%

Adams Resources & Energy, Inc.	1,409	85,682
Alon USA Energy, Inc.	15,600	193,752
Arabian American Development Co.†	13,325	103,935
Delek US Holdings, Inc.	24,891	618,790
Western Refining, Inc.#	36,294	1,064,503

		2,066,662

Oil-Field Services - 1.2%

Basic Energy Services, Inc.†	20,049	233,370
C&J Energy Services, Inc.†#	30,197	619,944
Cal Dive International, Inc.†#	65,642	132,597
CARBO Ceramics, Inc.#	13,268	1,082,536
Edgen Group, Inc.†	11,442	84,328
Exterran Holdings, Inc.†	38,592	1,058,579
Helix Energy Solutions Group, Inc.†	71,011	1,777,405
Hornbeck Offshore Services, Inc.†	23,991	1,307,030
Key Energy Services, Inc.†	102,096	680,980
Matrix Service Co.†	17,476	272,451
Newpark Resources, Inc.†	57,752	642,780
Pioneer Energy Services Corp.†	41,677	281,737
SEACOR Holdings, Inc.	13,480	1,119,918
Targa Resources Corp.	22,054	1,501,657
Tesco Corp.†	20,251	312,878
TETRA Technologies, Inc.†	52,466	616,475
Willbros Group, Inc.†	26,799	244,139

		11,968,804

Optical Recognition Equipment - 0.0%

Digimarc Corp.	4,202	79,880

Optical Supplies - 0.0%

Staar Surgical Co.†	24,632	312,580

Paper & Related Products - 0.6%

Boise, Inc.	67,625	578,194
Clearwater Paper Corp.†	14,884	709,371
KapStone Paper and Packaging Corp.	27,370	1,149,540
Neenah Paper, Inc.	10,712	392,059
Orchids Paper Products Co.	4,007	110,152
P.H. Glatfelter Co.	28,769	737,062
Resolute Forest Products, Inc.†	46,796	590,098
Schweitzer-Mauduit International, Inc.	21,031	1,204,445
Wausau Paper Corp.	33,116	363,283
Xerium Technologies, Inc.†	7,313	78,980

		5,913,184

Patient Monitoring Equipment - 0.2%

Insulet Corp.†	35,818	1,194,172
Masimo Corp.	32,652	807,811

		2,001,983

Pharmacy Services - 0.1%

BioScrip, Inc.†	39,080	476,776

Physical Therapy/Rehabilitation Centers - 0.2%

HealthSouth Corp.†	58,466	1,839,340
U.S. Physical Therapy, Inc.	8,090	222,718

		2,062,058

Physicians Practice Management - 0.1%

Healthways, Inc.†	22,924	437,390
IPC The Hospitalist Co., Inc.†#	11,238	578,083

		1,015,473

Pipelines - 0.2%

Crosstex Energy, Inc.	31,907	622,505
SemGroup Corp., Class A	28,186	1,492,167

		2,114,672

Platinum - 0.1%

Stillwater Mining Co.†#	79,162	901,655

Pollution Control - 0.1%

Advanced Emissions Solutions, Inc.†	6,746	263,431
CECO Environmental Corp.#	17,485	232,894
GSE Holding, Inc.†	5,352	12,417

		508,742

Poultry - 0.2%

Pilgrim’s Pride Corp.†	40,623	622,751
Sanderson Farms, Inc.	15,427	1,010,160

		1,632,911

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	26,315	479,722
Capstone Turbine Corp.†#	204,156	226,613
Generac Holdings, Inc.	34,552	1,367,914
Powell Industries, Inc.†	6,172	325,450
PowerSecure International, Inc.†	12,710	195,098
SunPower Corp.†#	27,634	593,855
Vicor Corp.†	11,851	92,556

		3,281,208

Precious Metals - 0.1%

Coeur Mining, Inc.†	68,022	982,238
Paramount Gold and Silver Corp.†#	92,423	140,483

		1,122,721

Printing-Commercial - 0.5%

ARC Document Solutions, Inc.†	25,256	107,843
Cenveo, Inc.†#	36,116	101,125

Consolidated Graphics, Inc.†	4,851	259,528
Deluxe Corp.	34,094	1,341,599
Ennis, Inc.	17,536	312,316
Multi-Color Corp.	8,213	257,313
Quad/Graphics, Inc.	16,749	524,914
Valassis Communications, Inc.	26,026	717,016
VistaPrint NV†	21,882	1,164,998

		4,786,652

Private Equity - 0.0%

Fidus Investment Corp.	9,183	172,089
Gladstone Investment Corp.	17,747	121,390

		293,479

Protection/Safety - 0.0%

Landauer, Inc.	6,385	303,160

Publishing-Books - 0.1%

Courier Corp.	7,674	119,715
Scholastic Corp.	17,722	522,976

		642,691

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A	12,661	91,665
Daily Journal Corp.†#	613	76,251
McClatchy Co., Class A†#	40,739	126,291
New York Times Co., Class A†#	86,478	964,230

		1,258,437

Publishing-Periodicals - 0.0%

Dex Media, Inc.†	11,484	106,457

Racetracks - 0.1%

Churchill Downs, Inc.	9,216	746,496
International Speedway Corp., Class A	18,661	578,304
Speedway Motorsports, Inc.	7,801	137,922

		1,462,722

Radio - 0.1%

Beasley Broadcasting Group, Inc., Class A	2,936	21,932
Cumulus Media, Inc., Class A†#	50,475	242,280
Entercom Communications Corp., Class A†#	16,029	127,110
Saga Communications, Inc., Class A	3,241	159,328
Salem Communications Corp., Class A	6,961	53,878

		604,528

Real Estate Investment Trusts - 7.2%

Acadia Realty Trust	36,918	861,297
AG Mortgage Investment Trust, Inc.	18,725	328,811
Agree Realty Corp.	8,876	240,540
Alexander’s, Inc.	1,408	385,693
Altisource Residential Corp.†	16,799	318,341
American Assets Trust, Inc.	22,521	666,847
American Capital Mortgage Investment Corp.	39,530	792,181
American Realty Capital Properties, Inc.#	103,248	1,384,556
American Residential Properties, Inc.†	9,184	156,679
AmREIT, Inc., Class B	10,839	182,854
Anworth Mtg. Asset Corp.	97,105	430,175
Apollo Commercial Real Estate Finance, Inc.	24,721	371,309
Apollo Residential Mortgage, Inc.	21,474	326,620
Ares Commercial Real Estate Corp.#	4,769	60,900
Armada Hoffler Properties, Inc.	12,739	119,619
ARMOUR Residential REIT, Inc.#	250,779	1,048,256
Ashford Hospitality Trust, Inc.	34,919	402,616
Associated Estates Realty Corp.#	33,763	464,917
Aviv REIT, Inc.#	7,709	175,148
Campus Crest Communities, Inc.	43,271	457,807
CapLease, Inc.	59,555	506,813
Capstead Mortgage Corp.	64,056	752,017
Cedar Realty Trust, Inc.	48,467	236,519
Chambers Street Properties#	166,875	1,226,531
Chatham Lodging Trust	11,786	213,327
Chesapeake Lodging Trust	32,557	716,580
Colonial Properties Trust	59,410	1,312,367
Colony Financial, Inc.	43,301	856,061
CoreSite Realty Corp.	13,906	423,160
Cousins Properties, Inc.	71,669	711,673
CubeSmart	89,297	1,486,795
CyrusOne, Inc.	12,855	245,016
CYS Investments, Inc.#	117,044	898,898
DCT Industrial Trust, Inc.	194,869	1,303,674
DiamondRock Hospitality Co.	131,014	1,269,526
DuPont Fabros Technology, Inc.#	41,837	953,465
Dynex Capital, Inc.	36,827	295,721
EastGroup Properties, Inc.	20,281	1,139,792
Education Realty Trust, Inc.	76,430	656,534
Ellington Residential Mortgage REIT	4,324	65,465
EPR Properties	31,532	1,544,437
Equity One, Inc.	40,358	858,011
Excel Trust, Inc.	32,064	373,866
FelCor Lodging Trust, Inc.†	83,201	458,438
First Industrial Realty Trust, Inc.	72,050	1,090,117
First Potomac Realty Trust	39,376	489,837
Franklin Street Properties Corp.	60,338	734,917
Geo Group, Inc.	47,992	1,497,830
Getty Realty Corp.	17,166	313,451
Gladstone Commercial Corp.#	8,401	149,034
Glimcher Realty Trust	96,860	958,914
Government Properties Income Trust	36,642	856,690
Gramercy Property Trust, Inc.†	39,801	162,786
Healthcare Realty Trust, Inc.	60,598	1,362,849
Hersha Hospitality Trust	135,776	711,466
Highwoods Properties, Inc.	55,061	1,859,961
Hudson Pacific Properties, Inc.	29,048	579,508
Inland Real Estate Corp.	57,183	560,965
Invesco Mortgage Capital, Inc.	90,634	1,387,607
Investors Real Estate Trust	67,615	551,062
iStar Financial, Inc.†#	57,013	631,704
JAVELIN Mortgage Investment Corp.#	9,049	112,841
Kite Realty Group Trust	61,315	353,788
LaSalle Hotel Properties	64,040	1,698,981
Lexington Realty Trust	113,123	1,325,802
LTC Properties, Inc.	23,286	825,023

Medical Properties Trust, Inc.	100,592	1,161,838
Monmouth Real Estate Investment Corp., Class A	28,449	255,472
MPG Office Trust, Inc.†	38,433	119,527
National Health Investors, Inc.#	16,491	905,356
New Residential Investment Corp.	169,608	1,077,011
New York Mortgage Trust, Inc.#	42,720	258,029
NorthStar Realty Finance Corp.#	132,899	1,164,195
One Liberty Properties, Inc.	7,874	168,267
Parkway Properties, Inc.	29,199	477,404
Pebblebrook Hotel Trust	41,166	1,053,850
Pennsylvania Real Estate Investment Trust	45,586	845,620
PennyMac Mortgage Investment Trust	39,543	832,380
Potlatch Corp.	27,141	1,046,557
PS Business Parks, Inc.	12,235	889,117
RAIT Financial Trust#	46,895	289,811
Ramco-Gershenson Properties Trust	40,007	579,301
Redwood Trust, Inc.#	55,050	979,340
Resource Capital Corp.	85,114	495,363
Retail Opportunity Investments Corp.	44,529	576,205
RLJ Lodging Trust	82,902	1,905,088
Rouse Properties, Inc.#	15,032	278,693
Ryman Hospitality Properties, Inc.#	29,570	976,993
Sabra Health Care REIT, Inc.	25,026	553,325
Saul Centers, Inc.	5,263	228,467
Select Income REIT	11,574	281,595
Silver Bay Realty Trust Corp.#	10,212	161,043
Sovran Self Storage, Inc.	21,052	1,395,116
STAG Industrial, Inc.	28,041	560,820
Strategic Hotels & Resorts, Inc.†	121,527	985,584
Summit Hotel Properties, Inc.	44,195	421,620
Sun Communities, Inc.	24,035	1,032,784
Sunstone Hotel Investors, Inc.†	109,143	1,312,990
Terreno Realty Corp.	12,888	226,313
UMH Properties, Inc.	10,135	97,296
Universal Health Realty Income Trust	7,978	319,998
Urstadt Biddle Properties, Inc., Class A	16,708	326,307
Washington Real Estate Investment Trust#	44,576	1,085,871
Western Asset Mortgage Capital Corp.#	16,292	254,318
Whitestone REIT, Class B#	11,427	162,035
Winthrop Realty Trust	19,511	231,791
ZAIS Financial Corp.#	3,787	59,569

		71,927,244

Real Estate Management/Services - 0.1%

HFF, Inc., Class A	22,182	510,186
Kennedy-Wilson Holdings, Inc.	35,126	647,723

		1,157,909

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.†	28,857	1,037,986
AV Homes, Inc.†	6,328	101,754
Consolidated-Tomoka Land Co.	3,921	141,548
Forestar Group, Inc.†	23,227	463,611
Thomas Properties Group, Inc.	20,269	111,480

		1,856,379

Recreational Centers - 0.2%

Life Time Fitness, Inc.†#	28,856	1,442,511
Town Sports International Holdings, Inc.	16,100	186,921

		1,629,432

Recreational Vehicles - 0.1%

Arctic Cat, Inc.	8,835	474,263

Rental Auto/Equipment - 0.3%

Electro Rent Corp.	12,585	213,945
H&E Equipment Services, Inc.	19,910	479,433
McGrath RentCorp	16,886	558,589
Rent-A-Center, Inc.	38,765	1,454,075

		2,706,042

Research & Development - 0.2%

Albany Molecular Research, Inc.†	15,594	171,690
AVEO Pharmaceuticals, Inc.†	34,780	73,734
PAREXEL International Corp.†	38,107	1,769,308

		2,014,732

Resorts/Theme Parks - 0.3%

Marriott Vacations Worldwide Corp.†	19,540	851,944
Vail Resorts, Inc.	24,070	1,636,760

		2,488,704

Retail-Apparel/Shoe - 1.5%

Aeropostale, Inc.†#	52,599	427,630
ANN, Inc.†	31,624	1,097,353
bebe stores, Inc.#	23,322	134,801
Body Central Corp.†	11,079	66,917
Brown Shoe Co., Inc.	28,989	649,933
Buckle, Inc.#	18,727	969,684
Cato Corp., Class A	18,463	464,529
Children’s Place Retail Stores, Inc.†	15,490	823,758
Christopher & Banks Corp.†	24,345	134,871
Destination Maternity Corp.	9,073	251,957
Destination XL Group, Inc.†	28,222	170,743
Express, Inc.†	57,216	1,200,964
Fifth & Pacific Cos., Inc.†	80,407	1,916,903
Finish Line, Inc., Class A	33,008	691,848
Francesca’s Holdings Corp.†#	29,509	711,757
Genesco, Inc.†	16,098	992,925
Jos. A. Bank Clothiers, Inc.†#	18,743	745,597
Men’s Wearhouse, Inc.	33,699	1,268,767
New York & Co., Inc.†	19,292	94,531
Pacific Sunwear of California, Inc.†	30,947	100,887
rue21, Inc.†#	9,828	401,474
Shoe Carnival, Inc.	10,058	255,373
Stein Mart, Inc.	18,550	225,382
Tilly’s, Inc.†	6,633	91,602
Vera Bradley, Inc.†	14,506	284,898
Wet Seal, Inc., Class A†	59,642	217,693
Winmark Corp.	1,504	108,965

		14,501,742

Retail-Appliances - 0.1%

Conn’s, Inc.†	15,045	1,002,147
hhgregg, Inc.†	8,605	155,837

		1,157,984

Retail-Auto Parts - 0.0%

Pep Boys-Manny Moe & Jack†	35,645	400,293

Retail-Automobile - 0.6%

America’s Car-Mart, Inc.†	5,396	221,236
Asbury Automotive Group, Inc.†	20,892	1,026,424
Group 1 Automotive, Inc.	14,581	1,118,800
Lithia Motors, Inc., Class A	14,881	976,491
Penske Automotive Group, Inc.	28,316	1,105,174
Rush Enterprises, Inc., Class A†	23,254	582,048
Sonic Automotive, Inc., Class A	26,104	568,806

		5,598,979

Retail-Bedding - 0.0%

Mattress Firm Holding Corp.†#	9,005	370,105

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†	27,083	370,225

Retail-Building Products - 0.2%

Lumber Liquidators Holdings, Inc.†#	18,413	1,830,620
Tile Shop Holdings, Inc.†	12,372	328,724

		2,159,344

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,255	92,887
Systemax, Inc.	7,304	66,393

		159,280

Retail-Consumer Electronics - 0.0%

RadioShack Corp.†#	66,820	218,501

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	25,693	1,694,196
Pantry, Inc.†	15,784	180,095
Susser Holdings Corp.†#	12,095	577,053

		2,451,344

Retail-Discount - 0.2%

Citi Trends, Inc.†	10,360	168,143
Fred’s, Inc., Class A	24,616	384,748
Gordmans Stores, Inc.†	5,949	82,215
HSN, Inc.	22,671	1,221,060
Tuesday Morning Corp.†	28,711	353,433

		2,209,599

Retail-Drug Store - 0.2%

Rite Aid Corp.†	489,453	1,693,507

Retail-Hair Salons - 0.1%

Regis Corp.#	31,851	502,609

Retail-Home Furnishings - 0.3%

Haverty Furniture Cos., Inc.	13,238	320,492
Kirkland’s, Inc.†	9,344	182,301
Pier 1 Imports, Inc.	63,536	1,392,709
Restoration Hardware Holdings, Inc.†	11,854	824,209

		2,719,711

Retail-Hypermarkets - 0.0%

Roundy’s, Inc.	16,881	142,476

Retail-Jewelry - 0.0%

Zale Corp.†	21,768	272,318

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	15,651	191,568
Steinway Musical Instruments, Inc.†#	4,685	188,618
West Marine, Inc.†#	11,382	129,300

		509,486

Retail-Major Department Stores - 0.1%

Saks, Inc.†	69,978	1,114,750
Sears Hometown and Outlet Stores, Inc.†	5,801	186,096

		1,300,846

Retail-Misc./Diversified - 0.2%

Five Below, Inc.†#	21,981	807,802
Pricesmart, Inc.#	12,650	1,087,520

		1,895,322

Retail-Music Store - 0.0%

Trans World Entertainment Corp.	7,097	32,149

Retail-Office Supplies - 0.1%

Office Depot, Inc.†#	164,943	691,111
OfficeMax, Inc.	58,321	633,949

		1,325,060

Retail-Pawn Shops - 0.3%

Cash America International, Inc.#	19,126	818,210
Ezcorp, Inc., Class A†	34,216	580,988
First Cash Financial Services, Inc.†	19,562	1,081,192

		2,480,390

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	13,479	205,824

Retail-Regional Department Stores - 0.1%

Bon-Ton Stores, Inc.#	9,057	99,717
Stage Stores, Inc.#	21,928	408,519

		508,236

Retail-Restaurants - 1.6%

AFC Enterprises, Inc.†	16,006	655,446
Biglari Holdings, Inc.†#	811	338,552
BJ’s Restaurants, Inc.†#	16,533	516,491
Bloomin’ Brands, Inc.†#	37,075	834,187
Bob Evans Farms, Inc.	18,688	916,273
Bravo Brio Restaurant Group, Inc.†	13,125	196,612
Buffalo Wild Wings, Inc.†#	12,573	1,306,460
Carrols Restaurant Group, Inc.†	15,866	95,513
CEC Entertainment, Inc.	11,918	482,321
Cheesecake Factory, Inc.	35,744	1,493,027
Chuy’s Holdings, Inc.†	10,879	391,100
Cracker Barrel Old Country Store, Inc.	13,169	1,296,093
Del Frisco’s Restaurant Group, Inc.†	7,168	137,841

Denny’s Corp.†	61,518	345,731
DineEquity, Inc.	11,084	734,537
Diversified Restaurant Holdings, Inc.†	7,187	45,350
Einstein Noah Restaurant Group, Inc.	4,334	69,387
Fiesta Restaurant Group, Inc.†	13,288	434,119
Ignite Restaurant Group, Inc.†	4,830	72,257
Jack in the Box, Inc.†	29,816	1,177,434
Jamba, Inc.†#	11,195	143,856
Krispy Kreme Doughnuts, Inc.†	43,892	865,550
Luby’s, Inc.†	13,372	93,738
Nathan’s Famous, Inc.†	1,824	93,535
Papa John’s International, Inc.	10,738	731,580
Red Robin Gourmet Burgers, Inc.†	9,490	615,521
Ruby Tuesday, Inc.†	40,849	296,564
Ruth’s Hospitality Group, Inc.	24,016	283,869
Sonic Corp.†	37,642	600,766
Texas Roadhouse, Inc.	41,843	1,039,799

		16,303,509

Retail-Sporting Goods - 0.2%

Big 5 Sporting Goods Corp.	11,267	188,497
Hibbett Sports, Inc.†#	17,422	902,459
Zumiez, Inc.†	14,150	377,805

		1,468,761

Retail-Vitamins & Nutrition Supplements - 0.1%

Vitamin Shoppe, Inc.†#	20,343	856,847

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.†	19,203	399,806
Emeritus Corp.†	27,016	589,219
Five Star Quality Care, Inc.†	28,724	149,078

		1,138,103

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	42,459	1,355,716

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	18,900	350,784
Proto Labs, Inc.†#	11,440	812,698

		1,163,482

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†	49,929	1,507,856
Iridium Communications, Inc.†#	43,030	287,871
Loral Space & Communications, Inc.	8,730	577,140

		2,372,867

Savings & Loans/Thrifts - 1.3%

Astoria Financial Corp.	59,196	728,111
Banc of California, Inc.	7,295	97,023
Bank Mutual Corp.	31,116	184,829
BankFinancial Corp.	14,126	118,658
BBX Capital Corp.†	4,836	61,224
Beneficial Mutual Bancorp, Inc.†	21,431	198,451
Berkshire Hills Bancorp, Inc.	16,810	417,728
BofI Holding, Inc.†#	8,108	525,155
Brookline Bancorp, Inc.	46,986	425,223
Capitol Federal Financial, Inc.	99,849	1,222,152
Charter Financial Corp.	15,251	157,238
Clifton Savings Bancorp, Inc.	5,757	69,372
Dime Community Bancshares, Inc.	21,346	339,828
ESB Financial Corp.	8,603	101,773
ESSA Bancorp, Inc.	6,022	64,195
EverBank Financial Corp.#	53,953	758,579
First Defiance Financial Corp.	6,551	160,565
First Federal Bancshares of Arkansas, Inc.†	1,947	18,516
First Financial Northwest, Inc.	11,099	118,204
Flagstar Bancorp, Inc.†#	13,305	192,922
Flushing Financial Corp.	20,669	369,975
Fox Chase Bancorp, Inc.	8,165	137,825
Hingham Institution for Savings	859	56,866
Home Bancorp, Inc.†	4,343	74,092
Home Federal Bancorp, Inc.	9,714	124,048
HomeStreet, Inc.#	8,686	170,506
HomeTrust Bancshares, Inc.†	13,959	228,230
Investors Bancorp, Inc.	31,221	650,021
Kearny Financial Corp.†#	9,612	94,005
Meridian Interstate Bancorp, Inc.†	5,586	109,597
Meta Financial Group, Inc.	3,685	116,225
NASB Financial, Inc.†	2,811	75,279
Northfield Bancorp, Inc.	39,016	468,192
Northwest Bancshares, Inc.	62,832	838,179
OceanFirst Financial Corp.	9,229	150,525
Oritani Financial Corp.	30,413	471,706
Pacific Premier Bancorp, Inc.†	10,348	137,318
Provident Financial Holdings, Inc.	6,149	109,268
Provident Financial Services, Inc.	40,004	647,265
Provident New York Bancorp	29,731	302,662
Rockville Financial, Inc.	18,383	239,898
Roma Financial Corp.†#	4,895	87,914
Territorial Bancorp, Inc.	7,121	156,021
United Community Financial Corp.†	26,553	107,009
United Financial Bancorp, Inc.	13,189	206,540
Waterstone Financial, Inc.†	4,932	48,186
Westfield Financial, Inc.	12,814	84,316
WSFS Financial Corp.	5,261	313,556

		12,534,970

Schools - 0.4%

American Public Education, Inc.†#	11,801	472,276
Bridgepoint Education, Inc.†#	12,285	202,948
Bright Horizons Family Solutions, Inc.†	7,945	289,277
Capella Education Co.†	7,408	402,625
Career Education Corp.†	36,987	96,906
Corinthian Colleges, Inc.†#	53,131	117,420
Education Management Corp.†#	16,189	131,455
Grand Canyon Education, Inc.†	30,435	1,050,312
ITT Educational Services, Inc.†#	15,660	451,165
K12, Inc.†#	18,208	661,132
Lincoln Educational Services Corp.	16,089	82,054
Strayer Education, Inc.#	7,247	289,590
Universal Technical Institute, Inc.	14,221	151,169

		4,398,329

Security Services - 0.2%

Ascent Capital Group, Inc., Class A†	9,474	699,560

Brink’s Co.	32,146	830,331
LifeLock, Inc.†#	40,675	512,912

		2,042,803

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	5,398	193,788
Geospace Technologies Corp.†	8,654	603,703
Global Geophysical Services, Inc.†	15,302	38,561
ION Geophysical Corp.†#	89,260	427,555
TGC Industries, Inc.	10,124	80,385

		1,343,992

Semiconductor Components-Integrated Circuits - 0.8%

Aeroflex Holding Corp.†	13,138	92,229
ANADIGICS, Inc.†	55,160	101,494
Cirrus Logic, Inc.†	42,483	955,868
Cypress Semiconductor Corp.#	98,563	1,115,733
Emulex Corp.†	60,904	438,509
Exar Corp.†	25,650	313,443
Hittite Microwave Corp.†	21,132	1,292,433
Integrated Device Technology, Inc.†	88,353	769,555
MaxLinear, Inc., Class A†	15,501	130,518
Micrel, Inc.	31,211	287,141
Pericom Semiconductor Corp.†	15,378	108,107
Power Integrations, Inc.#	19,427	1,012,535
Sigma Designs, Inc.†	20,531	97,112
TriQuint Semiconductor, Inc.†	109,441	825,185

		7,539,862

Semiconductor Equipment - 0.7%

ATMI, Inc.†	21,403	525,444
Axcelis Technologies, Inc.†	72,603	143,754
Brooks Automation, Inc.	44,570	392,216
Cabot Microelectronics Corp.†	15,600	563,472
Cohu, Inc.	16,566	164,500
Entegris, Inc.†	93,390	877,866
FormFactor, Inc.†	36,158	219,479
Intermolecular, Inc.†#	11,560	69,244
LTX-Credence Corp.†	31,874	129,409
MKS Instruments, Inc.	35,532	890,077
Nanometrics, Inc.†	15,492	221,381
Photronics, Inc.†	40,740	296,587
Rudolph Technologies, Inc.†	21,892	226,582
Tessera Technologies, Inc.	35,367	648,631
Ultra Clean Holdings, Inc.†	16,008	106,453
Ultratech, Inc.†	18,587	525,640
Veeco Instruments, Inc.†#	26,248	921,830

		6,922,565

Silver Mining - 0.1%

Hecla Mining Co.#	223,099	762,999

Software Tools - 0.0%

EPAM Systems, Inc.†	14,652	468,571

Specified Purpose Acquisitions - 0.1%

National Bank Holdings Corp., Class A	35,035	684,934

Steel Pipe & Tube - 0.1%

Furmanite Corp.†	25,064	224,824
Mueller Water Products, Inc., Class A	105,826	798,986
Northwest Pipe Co.†	6,326	180,544
Omega Flex, Inc.	1,846	34,151

		1,238,505

Steel-Producers - 0.2%

AK Steel Holding Corp.†#	91,371	307,007
Commercial Metals Co.	78,345	1,165,774
Schnitzer Steel Industries, Inc., Class A	17,253	435,638
Shiloh Industries, Inc.	4,086	50,094

		1,958,513

Steel-Specialty - 0.0%

Universal Stainless & Alloy Products, Inc.†	4,642	127,841

Storage/Warehousing - 0.1%

Mobile Mini, Inc.†#	25,707	780,979
Wesco Aircraft Holdings, Inc.†	27,601	528,007

		1,308,986

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†#	29,864	70,778

Telecom Equipment-Fiber Optics - 0.4%

Alliance Fiber Optic Products, Inc.	3,857	142,825
Ciena Corp.†	68,055	1,355,656
Finisar Corp.†	62,628	1,281,995
Harmonic, Inc.†	75,922	536,768
KVH Industries, Inc.†	10,397	132,666
Oplink Communications, Inc.†	12,763	237,264

		3,687,174

Telecom Services - 0.3%

Aviat Networks, Inc.†	41,052	104,272
Cbeyond, Inc.†	17,977	117,929
Consolidated Communications Holdings, Inc.	26,888	448,492
EarthLink, Inc.	69,084	339,893
Fairpoint Communications, Inc.†#	13,908	129,901
Hawaiian Telcom Holdco, Inc.†#	6,928	171,884
Inteliquent, Inc.	21,807	174,456
Lumos Networks Corp.	10,352	163,044
ORBCOMM, Inc.†	24,288	115,611
Premiere Global Services, Inc.†	32,249	312,170
Primus Telecommunications Group, Inc.	8,229	33,081
RigNet, Inc.†	7,937	288,192
Straight Path Communications, Inc., Class B†#	5,154	26,492
USA Mobility, Inc.	14,509	204,867
Vonage Holdings Corp.†	104,128	324,879
West Corp.	14,280	312,304

		3,267,467

Telecommunication Equipment - 0.6%

8x8, Inc.†	48,356	447,293
ADTRAN, Inc.#	39,732	958,336
Anaren, Inc.†	7,779	191,208
ARRIS Group, Inc.†	78,096	1,223,764
Comtech Telecommunications Corp.	11,275	270,262

Neonode, Inc.†#	16,842	111,999
Numerex Corp., Class A†	9,374	96,459
Plantronics, Inc.	29,015	1,253,448
Preformed Line Products Co.	1,729	119,180
ShoreTel, Inc.†	39,454	193,719
Sonus Networks, Inc.†	144,629	498,970
Symmetricom, Inc.†	27,471	133,509
Tellabs, Inc.	238,352	529,141
Westell Technologies, Inc.† Class A	29,802	88,512

		6,115,800

Telephone-Integrated - 0.1%

Atlantic Tele-Network, Inc.	6,154	290,715
Cincinnati Bell, Inc.†	139,379	416,743
General Communication, Inc., Class A†	21,090	188,755
HickoryTech Corp.	9,112	91,302
IDT Corp., Class B#	10,309	171,336
Shenandoah Telecommunications Co.#	16,080	275,772

		1,434,623

Television - 0.3%

Belo Corp., Class A	69,560	983,578
Central European Media Enterprises, Ltd., Class A†#	51,324	223,259
Gray Television, Inc.†	33,711	222,493
Sinclair Broadcast Group, Inc., Class A	45,862	1,097,019

		2,526,349

Textile-Apparel - 0.0%

Perry Ellis International, Inc.	8,263	151,378
Unifi, Inc.†	10,007	226,659

		378,037

Textile-Products - 0.0%

Culp, Inc.	5,468	104,767

Theaters - 0.1%

Carmike Cinemas, Inc.†	11,960	209,659
National CineMedia, Inc.	38,132	685,613
Reading International, Inc.†#	11,687	72,927

		968,199

Therapeutics - 0.9%

Anika Therapeutics, Inc.†	8,053	186,346
AVANIR Pharmaceuticals, Inc., Class A†#	97,269	496,072
Cornerstone Therapeutics, Inc.†	5,944	54,982
Dyax Corp.†	73,185	327,137
Hyperion Therapeutics, Inc.†	5,629	137,235
Isis Pharmaceuticals, Inc.†#	75,285	1,944,611
MannKind Corp.†#	99,706	577,298
Neurocrine Biosciences, Inc.†	44,732	651,745
Osiris Therapeutics, Inc.†#	11,113	193,922
Portola Pharmaceuticals, Inc.†#	6,493	146,742
Questcor Pharmaceuticals, Inc.#	34,779	2,319,064
Sarepta Therapeutics, Inc.†#	21,390	730,041
Synageva BioPharma Corp.†#	11,452	537,213
Threshold Pharmaceuticals, Inc.†	31,565	137,308

		8,439,716

Tobacco - 0.2%

Alliance One International, Inc.†	58,747	166,254
Universal Corp.#	15,645	766,918
Vector Group, Ltd.#	40,350	658,915

		1,592,087

Toys - 0.1%

JAKKS Pacific, Inc.#	12,879	66,842
LeapFrog Enterprises, Inc.†#	42,717	410,938

		477,780

Transactional Software - 0.3%

ACI Worldwide, Inc.†	26,712	1,300,073
Bottomline Technologies de, Inc.†#	25,355	690,163
InnerWorkings, Inc.†	29,717	305,194
Synchronoss Technologies, Inc.†	19,525	671,269

		2,966,699

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	34,760	222,811
Atlas Air Worldwide Holdings, Inc.†	17,314	799,907

		1,022,718

Transport-Equipment & Leasing - 0.2%

Greenbrier Cos., Inc.†	16,382	369,742
TAL International Group, Inc.#	22,686	970,961
Textainer Group Holdings, Ltd.#	14,278	497,731

		1,838,434

Transport-Marine - 0.4%

CAI International, Inc.†	11,510	252,299
Frontline, Ltd.†#	34,536	83,577
GasLog, Ltd.	17,103	234,824
Gulfmark Offshore, Inc., Class A#	17,897	822,904
International Shipholding Corp.	3,745	89,318
Knightsbridge Tankers, Ltd.#	16,404	139,106
Nordic American Tankers, Ltd.#	44,266	340,406
Scorpio Tankers, Inc.	108,878	1,026,720
Ship Finance International, Ltd.	34,283	530,015
Teekay Tankers, Ltd., Class A#	41,711	104,695
Ultrapetrol Bahamas, Ltd.†	14,323	47,982

		3,671,846

Transport-Services - 0.6%

Bristow Group, Inc.	24,233	1,592,108
Echo Global Logistics, Inc.†#	11,938	258,458
Era Group, Inc.†	13,490	334,957
Hub Group, Inc., Class A†	24,792	921,023
Matson, Inc.	28,609	761,858
Pacer International, Inc.†#	23,673	145,115
PHI, Inc.†	8,432	295,794
Universal Truckload Services, Inc.	3,616	91,123
UTi Worldwide, Inc.	60,823	1,004,188
XPO Logistics, Inc.†#	12,197	280,043

		5,684,667

Transport-Truck - 0.6%

Arkansas Best Corp.	17,234	428,782
Celadon Group, Inc.	13,468	244,309
Forward Air Corp.	20,231	745,108

Heartland Express, Inc.#	30,812	428,903
Knight Transportation, Inc.	39,366	640,878
Marten Transport, Ltd.	15,694	277,627
Patriot Transportation Holding, Inc.†#	4,391	136,209
Quality Distribution, Inc.†	14,106	129,352
Roadrunner Transportation Systems, Inc.†	11,825	320,694
Saia, Inc.†	16,275	488,413
Swift Transportation Co.†	56,197	1,009,298
Werner Enterprises, Inc.	30,653	706,245
YRC Worldwide, Inc.†#	6,299	107,209

		5,663,027

Travel Services - 0.1%

Interval Leisure Group, Inc.	26,392	570,067

Venture Capital - 0.1%

GSV Capital Corp.†	12,951	160,592
Hercules Technology Growth Capital, Inc.#	41,261	597,872

		758,464

Veterinary Diagnostics - 0.1%

Neogen Corp.†	16,035	867,493

Virtual Reality Products - 0.0%

RealD, Inc.†	27,124	222,146

Vitamins & Nutrition Products - 0.1%

Lifevantage Corp.†#	76,097	183,394
Natural Grocers by Vitamin Cottage, Inc.†#	5,940	228,987
Nature’s Sunshine Products, Inc.	7,310	127,633
Nutraceutical International Corp.	5,737	129,369
Omega Protein Corp.†	13,350	119,482
Star Scientific, Inc.†#	111,603	219,858
Synutra International, Inc.†	11,594	55,651
USANA Health Sciences, Inc.†	4,023	305,547

		1,369,921

Water - 0.3%

American States Water Co.	12,927	679,960
Artesian Resources Corp., Class A	5,082	110,788
California Water Service Group	31,994	638,280
Connecticut Water Service, Inc.#	7,248	220,774
Consolidated Water Co., Ltd.	9,809	125,261
Middlesex Water Co.#	10,604	212,292
PICO Holdings, Inc.†	15,239	321,390
SJW Corp.#	10,372	271,228
York Water Co.#	8,669	169,219

		2,749,192

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†#	29,615	151,333
Nuverra Environmental Solutions, Inc.†#	95,613	219,910
Pure Cycle Corp.†	11,542	60,018

		431,261

Web Hosting/Design - 0.2%

NIC, Inc.	43,475	967,753
Web.com Group, Inc.†	28,100	792,982

		1,760,735

Web Portals/ISP - 0.1%

Blucora, Inc.†	27,476	550,069
Towerstream Corp.†#	44,504	98,354
Trulia, Inc.†#	18,559	770,570

		1,418,993

Wire & Cable Products - 0.4%

Belden, Inc.	29,514	1,674,034
Coleman Cable, Inc.	5,753	109,537
Encore Wire Corp.	13,853	522,674
General Cable Corp.	33,354	1,018,298
Insteel Industries, Inc.	12,079	193,143

		3,517,686

Wireless Equipment - 0.6%

Aruba Networks, Inc.†	76,380	1,270,199
CalAmp Corp.†	23,496	385,100
Globecomm Systems, Inc.†	15,856	220,398
InterDigital, Inc.	27,584	980,335
RF Micro Devices, Inc.†	188,530	935,109
Ruckus Wireless, Inc.†#	29,182	396,583
Telenav, Inc.†	11,891	64,449
Tessco Technologies, Inc.	3,669	115,794
Ubiquiti Networks, Inc.	8,442	295,977
ViaSat, Inc.†#	26,520	1,690,120

		6,354,064

Wound, Burn & Skin Care - 0.0%

Derma Sciences, Inc.†#	9,188	129,000

Total Common Stock
(cost $783,166,863)		970,862,975

REGISTERED INVESTMENT COMPANIES - 0.0%

Firsthand Technology Value Fund, Inc.# (cost $109,025)	5,735	129,841

RIGHTS† - 0.0%
Internet Infrastructure Software - 0.0%

Unwired Planet, Inc. Expires 09/09/2013 (subscription price $1.66)	61,614	881

Retail-Restaurants - 0.0%

Biglari Holdings, Inc. Expires 09/06/2013 (subscription price $265.00)	811	24,006

Total Rights
(cost $0)		24,887

WARRANTS† - 0.0%
Agricultural Operations - 0.0%

Tejon Ranch Co. Expires 08/31/2016 (strike price $40.00)	1,365	5,185

Oil Companies-Exploration & Production - 0.0%

Magnum Hunter Resources Corp. Expires 10/14/2013 (strike price $10.50)	8,134	285

Total Warrants
(cost $9,896)		5,470

Total Long-Term Investment Securities
(cost $783,285,784)		971,023,173

SHORT-TERM INVESTMENT SECURITIES - 14.1%
Registered Investment Companies - 12.7%

State Street Navigator Securities Lending Prime Portfolio(3)	126,473,395	126,473,395

U.S. Government Treasuries - 1.4%

United States Treasury Bills Disc. Notes 0.01% due 09/19/2013 0.02% due 09/12/2013(4) 0.03% due 09/26/2013 0.05% due 09/12/2013(4)	$5,000,000 2,500,000 2,500,000 3,500,000	4,999,969 2,499,984 2,499,948 3,499,952

		13,499,853

Total Short-Term Investment Securities
(cost $139,973,248)		139,973,248

REPURCHASE AGREEMENT - 1.0%

State Street Bank and Trust Co. Joint Repurchase Agreement(5) (cost $10,544,000)	10,544,000	10,544,000

TOTAL INVESTMENTS
(cost $933,803,032)(6)	112.7%	1,121,540,421
Liabilities in excess of other assets	(12.7)	(126,700,849)

NET ASSETS	100.0%	$994,839,572

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $2,370 representing 0.0% of net assets.
(3)	At August 31, 2013, the Fund had loaned securities with a total value of $121,807,132. This was secured by collateral of $126,473,395, which was received in cash and subsequently invested in short-term investments currently value at $126,473,395 as reported in the portfolio of investments. The remaining collateral of $625,692 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
United States Treasury Notes/Bonds	zero coupon to 5.25%	11/15/2013 to 11/15/2042	$625,692

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.
CVR	- Contingent Value Rights

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2013	Unrealized Appreciation (Depreciation)

240	Long	Russell 2000 Mini Index	September 2013	$23,830,300	$24,242,400	$412,100

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$66,323,319	$—	$0	$66,323,319
Medical-Biomedical/Gene	24,186,819	—	2,370	24,189,189
Oil Companies - Exploration & Production	22,787,181	—	0	22,787,181
Real Estate Investment Trusts	71,927,244	—	—	71,927,244
Other Industries*	785,636,042	—	—	785,636,042
Registered Investment Companies	129,841	—	—	129,841
Rights	24,887	—	—	24,887
Warrants	5,185	285	—	5,470
Short-Term Investment Securities:
Registered Investment Companies	126,473,395	—	—	126,473,395
U.S. Government Treasuries	—	13,499,853	—	13,499,853
Repurchase Agreement	—	10,544,000	—	10,544,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	412,100	—	—	412,100

Total	$1,097,906,013	$24,044,138	$2,370	$1,121,952,521

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 94.1%
Aerospace/Defense - 0.4%

Esterline Technologies Corp.†	11,656	$889,236

Aerospace/Defense-Equipment - 1.3%

AAR Corp.	17,831	447,380
Alliant Techsystems, Inc.#	13,515	1,307,711
Curtiss-Wright Corp.	27,321	1,140,925

		2,896,016

Apparel Manufacturers - 0.8%

Delta Apparel, Inc.†#	53,414	881,331
Jones Group, Inc.#	62,872	926,105

		1,807,436

Applications Software - 0.7%

EPIQ Systems, Inc.#	13,367	163,746
Progress Software Corp.†	57,336	1,402,438

		1,566,184

Auto/Truck Parts & Equipment-Original - 1.0%

American Axle & Manufacturing Holdings, Inc.†#	68,523	1,317,697
Modine Manufacturing Co.†#	80,465	1,048,459

		2,366,156

Auto/Truck Parts & Equipment-Replacement - 0.8%

Commercial Vehicle Group, Inc.†#	53,628	375,932
Douglas Dynamics, Inc.#	96,530	1,357,212

		1,733,144

Banks-Commercial - 9.8%

Associated Banc-Corp.#	83,270	1,328,156
BancorpSouth, Inc.#	55,639	1,078,284
BBCN Bancorp, Inc.	37,568	501,908
Chemical Financial Corp.	10,519	286,538
City National Corp.#	7,365	482,186
East West Bancorp, Inc.	31,310	915,191
First Citizens BancShares, Inc., Class A	26,838	5,427,717
First Horizon National Corp.#	82,770	915,436
First Midwest Bancorp, Inc.#	24,460	367,634
FirstMerit Corp.	56,240	1,190,038
Fulton Financial Corp.#	101,920	1,232,213
Glacier Bancorp, Inc.#	8,722	205,839
Hancock Holding Co.#	31,155	1,001,633
Independent Bank Corp.#	6,260	222,293
International Bancshares Corp.#	11,442	250,809
Lakeland Financial Corp.#	6,830	212,413
NBT Bancorp, Inc.#	10,352	221,740
Prosperity Bancshares, Inc.#	14,227	850,775
TCF Financial Corp.#	101,425	1,425,021
UMB Financial Corp.#	32,200	1,923,306
Umpqua Holdings Corp.	23,415	380,260
Webster Financial Corp.	21,050	556,983
WesBanco, Inc.#	10,516	301,704
Wintrust Financial Corp.#	21,879	867,284

		22,145,361

Batteries/Battery Systems - 0.5%

EnerSys, Inc.#	22,940	1,176,363

Building & Construction Products-Misc. - 1.3%

Quanex Building Products Corp.#	57,683	959,845
Simpson Manufacturing Co., Inc.#	65,368	2,044,058

		3,003,903

Building Products-Cement - 0.2%

Eagle Materials, Inc.	8,024	514,820

Building-Heavy Construction - 0.3%

Tutor Perini Corp.†	37,553	720,267

Building-Maintenance & Services - 0.2%

ABM Industries, Inc.	22,540	544,341

Building-Mobile Home/Manufactured Housing - 0.4%

Cavco Industries, Inc.†#	19,163	1,006,824

Chemicals-Diversified - 1.1%

Huntsman Corp.	41,835	732,113
Innospec, Inc.	16,988	695,149
Olin Corp.#	40,915	945,136

		2,372,398

Chemicals-Plastics - 0.7%

A. Schulman, Inc.#	60,266	1,624,771

Chemicals-Specialty - 1.3%

American Pacific Corp.†#	20,330	995,967
Cabot Corp.#	22,734	909,133
Sensient Technologies Corp.	22,971	952,377

		2,857,477

Circuit Boards - 0.1%

TTM Technologies, Inc.†	19,571	186,707

Commercial Services - 0.6%

Macquarie Infrastructure Co. LLC	26,822	1,441,414

Commercial Services-Finance - 0.5%

CBIZ, Inc.†#	14,530	99,530
Global Payments, Inc.#	20,706	986,641

		1,086,171

Computer Services - 1.0%

DST Systems, Inc.	13,365	953,860
Sykes Enterprises, Inc.†	80,016	1,362,673

		2,316,533

Computers-Integrated Systems - 1.4%

Brocade Communications Systems, Inc.†	159,378	1,179,397
MICROS Systems, Inc.†#	11,224	548,854
Netscout Systems, Inc.†	55,081	1,368,212

		3,096,463

Computers-Memory Devices - 0.9%

Imation Corp.†	473,742	1,975,504

Consulting Services - 0.9%

FTI Consulting, Inc.†#	36,204	1,210,662
Navigant Consulting, Inc.†	6,676	91,127
Towers Watson & Co., Class A	10,073	828,504

		2,130,293

Consumer Products-Misc. - 1.8%

Blyth, Inc.#	37,937	350,158
Central Garden & Pet Co.†#	43,336	279,951
Central Garden and Pet Co., Class A†	39,612	247,971
Helen of Troy, Ltd.†	25,659	1,030,979
WD-40 Co.	36,175	2,104,661

		4,013,720

Data Processing/Management - 0.1%

CSG Systems International, Inc.#	9,110	214,449

Disposable Medical Products - 0.3%

ICU Medical, Inc.†#	8,719	623,234

Distribution/Wholesale - 1.5%

Ingram Micro, Inc., Class A†	49,179	1,086,856
Owens & Minor, Inc.#	50,500	1,722,555
ScanSource, Inc.†	18,188	563,464

		3,372,875

Diversified Manufacturing Operations - 2.4%

Barnes Group, Inc.#	15,541	485,967
Carlisle Cos., Inc.	13,392	891,907
Crane Co.	15,198	872,517
ITT Corp.	30,705	1,008,659
Koppers Holdings, Inc.#	5,847	226,688
SPX Corp.	7,509	555,967
Trinity Industries, Inc.#	31,510	1,330,352

		5,372,057

Diversified Minerals - 0.2%

AMCOL International Corp.#	10,430	343,877

Diversified Operations/Commercial Services - 0.9%

Viad Corp.	92,914	2,097,069

Electric-Integrated - 1.8%

ALLETE, Inc.	30,372	1,433,558
IDACORP, Inc.	19,965	955,725
Portland General Electric Co.#	32,895	947,705
TECO Energy, Inc.#	41,840	691,615

		4,028,603

Electronic Components-Misc. - 1.6%

AVX Corp.	106,693	1,373,139
Celestica, Inc.†	27,180	288,380
GSI Group, Inc.†	46,301	390,317
Sanmina Corp.†	38,007	618,374
Vishay Intertechnology, Inc.†#	80,172	982,107

		3,652,317

Electronic Components-Semiconductors - 2.0%

DSP Group, Inc.†	130,942	831,482
Lattice Semiconductor Corp.†#	277,410	1,320,472
Microsemi Corp.†	47,660	1,226,768
PMC - Sierra, Inc.†#	141,865	883,819
SunEdison, Inc.†#	47,937	352,816

		4,615,357

Electronic Design Automation - 0.4%

Mentor Graphics Corp.	37,580	832,773

Electronic Measurement Instruments - 0.7%

Itron, Inc.†#	13,775	516,011
Orbotech, Ltd.†	89,947	1,086,560

		1,602,571

Engineering/R&D Services - 0.5%

EMCOR Group, Inc.	12,100	454,839
URS Corp.	14,580	722,002

		1,176,841

Enterprise Software/Service - 0.6%

ManTech International Corp., Class A#	13,220	376,109
Omnicell, Inc.†	46,151	1,003,323

		1,379,432

Finance-Consumer Loans - 0.1%

Nelnet, Inc., Class A	7,597	287,774

Finance-Investment Banker/Broker - 0.8%

Interactive Brokers Group, Inc., Class A	26,717	448,311
Investment Technology Group, Inc.†	76,560	1,301,520

		1,749,831

Finance-Leasing Companies - 0.5%

Aircastle, Ltd.	66,968	1,091,578

Finance-Mortgage Loan/Banker - 0.1%

PennyMac Financial Services, Inc., Class A†#	18,230	311,186

Food-Canned - 1.2%

Seneca Foods Corp., Class A†#	12,289	362,157
TreeHouse Foods, Inc.†	35,221	2,290,422

		2,652,579

Footwear & Related Apparel - 0.1%

Crocs, Inc.†#	21,169	284,935

Funeral Services & Related Items - 1.2%

Matthews International Corp., Class A#	74,139	2,735,729

Gold Mining - 0.5%

Royal Gold, Inc.#	20,807	1,207,430

Human Resources - 1.1%

Insperity, Inc.	31,271	997,545
Korn/Ferry International†	85,419	1,512,770

		2,510,315

Identification Systems - 0.2%

Brady Corp., Class A	14,763	487,179

Insurance Brokers - 0.8%

Brown & Brown, Inc.#	57,533	1,791,578

Insurance-Life/Health - 0.7%

Protective Life Corp.	25,135	1,050,391
Symetra Financial Corp.#	28,325	489,173

		1,539,564

Insurance-Multi-line - 0.2%

Fortegra Financial Corp.†	50,677	386,159

Insurance-Property/Casualty - 0.5%

Hanover Insurance Group, Inc.#	22,485	1,197,776

Insurance-Reinsurance - 1.7%

Aspen Insurance Holdings, Ltd.	22,005	782,718
Endurance Specialty Holdings, Ltd.#	16,367	820,314
Montpelier Re Holdings, Ltd.#	16,360	406,546
Platinum Underwriters Holdings, Ltd.#	10,098	583,463
Validus Holdings, Ltd.	37,499	1,297,840

		3,890,881

Internet Infrastructure Software - 0.5%

TIBCO Software, Inc.†#	52,281	1,178,414

Investment Companies - 0.7%

Apollo Investment Corp.#	95,663	754,781
KKR Financial Holdings LLC	39,207	398,735
Prospect Capital Corp.#	32,060	354,904

		1,508,420

Investment Management/Advisor Services - 1.8%

CIFC Corp.#	44,433	333,247

Federated Investors, Inc., Class B#	15,654	425,163
Janus Capital Group, Inc.#	74,150	619,894
Waddell & Reed Financial, Inc., Class A	20,084	956,400
Westwood Holdings Group, Inc.#	35,364	1,680,144

		4,014,848

Machinery-Construction & Mining - 0.1%

Hyster-Yale Materials Handling, Inc.	3,609	272,877

Machinery-Electrical - 1.2%

Franklin Electric Co., Inc.#	77,365	2,778,951

Machinery-General Industrial - 1.9%

Kadant, Inc.	139,762	4,342,405

Medical Instruments - 0.6%

Integra LifeSciences Holdings Corp.†#	12,520	508,813
Thoratec Corp.†	24,613	879,422

		1,388,235

Medical Products - 1.6%

Haemonetics Corp.†#	34,496	1,374,666
Hill-Rom Holdings, Inc.#	21,064	719,125
Orthofix International NV†	7,004	154,578
West Pharmaceutical Services, Inc.	19,772	1,462,139

		3,710,508

Medical Sterilization Products - 0.4%

STERIS Corp.	24,002	981,442

Medical-Biomedical/Gene - 1.3%

Bio-Rad Laboratories, Inc., Class A†	7,729	881,183
Cambrex Corp.†	72,504	988,230
Charles River Laboratories International, Inc.†	23,360	1,075,728

		2,945,141

Medical-Hospitals - 0.6%

LifePoint Hospitals, Inc.†#	22,005	995,286
Select Medical Holdings Corp.#	33,020	279,680

		1,274,966

Medical-Nursing Homes - 0.2%

Kindred Healthcare, Inc.	28,680	421,596

Medical-Outpatient/Home Medical - 0.1%

Gentiva Health Services, Inc.†	14,597	167,428

Metal Processors & Fabrication - 1.6%

LB Foster Co., Class A#	3,880	164,589
Mueller Industries, Inc.	50,907	2,725,561
Worthington Industries, Inc.#	20,302	676,666

		3,566,816

Miscellaneous Manufacturing - 1.1%

Hillenbrand, Inc.	75,596	1,871,757
John Bean Technologies Corp.	22,570	494,509

		2,366,266

Multimedia - 0.4%

Meredith Corp.#	20,253	871,082

Networking Products - 0.5%

Ixia†	36,650	532,158
NETGEAR, Inc.†#	23,782	688,251

		1,220,409

Office Supplies & Forms - 0.5%

ACCO Brands Corp.†#	163,994	1,080,720

Oil & Gas Drilling - 0.8%

Atwood Oceanics, Inc.†#	34,040	1,895,347

Oil Companies-Exploration & Production - 4.2%

Berry Petroleum Co., Class A#	15,115	621,982
Bill Barrett Corp.†#	33,488	720,997
Comstock Resources, Inc.#	132,460	1,933,916
Energen Corp.#	18,469	1,224,679
Energy XXI Bermuda, Ltd.#	26,414	701,820
Penn Virginia Corp.†#	128,058	615,959
Stone Energy Corp.†#	78,140	2,141,036
Swift Energy Co.†#	53,813	607,011
Unit Corp.†	22,623	1,041,789

		9,609,189

Oil-Field Services - 1.6%

Cal Dive International, Inc.†#	72,889	147,236
CARBO Ceramics, Inc.#	15,969	1,302,911
Steel Excel, Inc.†#	49,175	1,413,781
Superior Energy Services, Inc.†	34,312	842,703

		3,706,631

Paper & Related Products - 1.6%

Clearwater Paper Corp.†	10,322	491,946
Neenah Paper, Inc.	61,853	2,263,820
Schweitzer-Mauduit International, Inc.#	16,066	920,100

		3,675,866

Precious Metals - 0.2%

Coeur Mining, Inc.†	34,393	496,635

Publishing-Books - 0.5%

Courier Corp.#	40,195	627,042
John Wiley & Sons, Inc., Class A#	10,202	446,848

		1,073,890

Publishing-Newspapers - 0.6%

AH Belo Corp., Class A#	194,129	1,405,494

Real Estate Investment Trusts - 3.9%

Ashford Hospitality Trust, Inc.	34,790	401,129
Associated Estates Realty Corp.#	28,191	388,190
Brandywine Realty Trust	79,445	1,018,485
CapLease, Inc.#	53,691	456,910
CBL & Associates Properties, Inc.#	37,570	721,344
Hatteras Financial Corp.	48,769	892,473
Hospitality Properties Trust	37,349	1,009,170
Mack-Cali Realty Corp.	38,067	822,247
Omega Healthcare Investors, Inc.#	31,985	908,374
Pennsylvania Real Estate Investment Trust	39,000	723,450
Post Properties, Inc.#	31,270	1,414,342

		8,756,114

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	25,640	694,075

Retail-Apparel/Shoe - 2.0%

Abercrombie & Fitch Co., Class A#	19,971	705,176

Christopher & Banks Corp.†	139,143	770,852
Guess?, Inc.#	46,483	1,417,732
Men’s Wearhouse, Inc.	44,931	1,691,652

		4,585,412

Retail-Discount - 0.3%

Big Lots, Inc.†	18,970	671,917

Retail-Restaurants - 2.4%

Brinker International, Inc.#	25,435	1,017,146
CEC Entertainment, Inc.#	7,406	299,721
Denny’s Corp.†#	336,744	1,892,501
DineEquity, Inc.	20,936	1,387,429
Krispy Kreme Doughnuts, Inc.†	11,187	220,607
Wendy’s Co.#	65,228	493,124

		5,310,528

Savings & Loans/Thrifts - 1.8%

First Niagara Financial Group, Inc.#	182,284	1,841,068
Provident New York Bancorp#	88,920	905,206
Washington Federal, Inc.	63,845	1,333,722

		4,079,996

Security Services - 0.4%

Brink’s Co.	34,460	890,102

Semiconductor Components-Integrated Circuits - 0.5%

Exar Corp.†	85,884	1,049,503

Semiconductor Equipment - 1.5%

ATMI, Inc.†	115,601	2,838,005
Kulicke & Soffa Industries, Inc.†	39,872	440,984

		3,278,989

Silver Mining - 0.2%

Pan American Silver Corp.	42,814	523,187

Steel-Producers - 0.4%

Steel Dynamics, Inc.	55,297	843,832

Telecom Services - 0.6%

Aviat Networks, Inc.†#	194,378	493,720
EarthLink, Inc.#	160,518	789,749

		1,283,469

Telecommunication Equipment - 0.8%

ARRIS Group, Inc.†	54,221	849,643
Plantronics, Inc.	23,175	1,001,160

		1,850,803

Textile-Products - 0.5%

Dixie Group, Inc.†	97,135	1,039,345

Transactional Software - 0.9%

ACI Worldwide, Inc.†#	43,162	2,100,695

Transport-Services - 0.5%

Ryder System, Inc.	19,715	1,096,351

Transport-Truck - 1.2%

Arkansas Best Corp.#	29,140	725,003
Forward Air Corp.#	56,507	2,081,153

		2,806,156

Veterinary Diagnostics - 0.1%

VCA Antech, Inc.†#	12,005	327,616

Wire & Cable Products - 0.4%

General Cable Corp.#	28,597	873,066

Wireless Equipment - 0.1%

Tessco Technologies, Inc.#	3,860	121,822

Total Common Stock
(cost $180,437,787)		213,044,005

EXCHANGE-TRADED FUNDS - 0.9%

iShares Russell 2000 Index Fund#
(cost $1,864,159)	20,414	2,049,157

WARRANTS† - 0.0%

Rubber/Plastic Products - 0.0%
Plastec Technologies, Ltd. Expires 11/18/2014 (strike price $11.50)(1) (cost $0)	19,280	964

Total Long-Term Investment Securities
(cost $182,301,946)		215,094,126

SHORT-TERM INVESTMENT SECURITIES - 19.4%
Registered Investment Companies - 14.5%

State Street Navigator Securities Lending Prime Portfolio(2)	32,840,144	32,840,144

Time Deposits - 4.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/03/2013	11,054,000	11,054,000

Total Short-Term Investment Securities
(cost $43,894,144)		43,894,144

TOTAL INVESTMENTS
(cost $226,196,090)(3)	114.4%	258,988,270
Liabilities in excess of other assets	(14.4)	(32,634,182)

NET ASSETS	100.0%	$226,354,088

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $964 representing 0% of net assets.
(2)	At August 31, 2013, the Fund had loaned securities with a total value of $32,079,416. This was secured by collateral of $32,840,144, which was received in cash and subsequently invested in short-term investments currently valued at $32,840,144 as reported in the portfolio of investments. Additionally collateral of $667,547 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
United States Treasury Notes/Bonds	0.13% to 4.50%	11/15/2014 to 11/15/2042	$364,507
Federal National Mtg. Assoc.	3.00% to 4.00%	01/25/2032 to 05/25/2042	303,040

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$22,145,361	$—	$—	$22,145,361
Other Industries*	190,898,644	—	—	190,898,644
Exchange Traded Funds	2,049,157	—	—	2,049,157
Warrants	964	—	—	964
Short-Term Investment Securities:
Registered Investment Companies	32,840,144	—	—	32,840,144
Time Deposits	—	11,054,000	—	11,054,000

Total	$247,934,270	$11,054,000	$—	$258,988,270

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 98.7%
Aerospace/Defense - 0.5%

Aerovironment, Inc.†	27,286	$597,836

Apparel Manufacturers - 2.5%

Carter’s, Inc.	21,366	1,573,392
Under Armour, Inc., Class A†	17,985	1,306,431

		2,879,823

Applications Software - 2.9%

InterXion Holding NV†	59,310	1,419,289
NetSuite, Inc.†	19,154	1,904,482

		3,323,771

Athletic Equipment - 0.4%

Black Diamond, Inc.†	45,070	468,728

Auction House/Art Dealers - 0.8%

Ritchie Bros. Auctioneers, Inc.	52,182	966,932

Auto/Truck Parts & Equipment-Original - 0.8%

Gentherm, Inc.†	52,593	879,881

Banks-Commercial - 3.2%

Eagle Bancorp, Inc.†	67,585	1,722,066
First Republic Bank	28,700	1,270,836
Popular, Inc.†	22,227	690,370

		3,683,272

Building-Residential/Commercial - 1.1%

M/I Homes, Inc.†	66,279	1,241,406

Chemicals-Specialty - 1.1%

International Flavors & Fragrances, Inc.	16,627	1,313,699

Commercial Services - 3.9%

Healthcare Services Group, Inc.	99,050	2,398,000
HMS Holdings Corp.†	46,259	1,156,012
Quanta Services, Inc.†	35,468	927,134

		4,481,146

Commercial Services-Finance - 2.0%

EVERTEC, Inc.	35,273	841,966
FleetCor Technologies, Inc.†	14,244	1,468,699

		2,310,665

Communications Software - 0.4%

SolarWinds, Inc.†	12,461	454,203

Computers-Integrated Systems - 1.2%

MICROS Systems, Inc.†	28,893	1,412,868

Consulting Services - 0.8%

Genpact, Ltd.†	49,314	949,295

Decision Support Software - 2.2%

MSCI, Inc.†	68,116	2,555,031

Diagnostic Equipment - 1.6%

Cepheid, Inc.†	50,618	1,811,112

Electronic Components-Semiconductors - 1.4%

Xilinx, Inc.	37,761	1,639,583

Electronic Connectors - 1.1%

Amphenol Corp., Class A	17,095	1,295,288

Enterprise Software/Service - 0.7%

MedAssets, Inc.†	34,832	780,933

Finance-Consumer Loans - 1.2%

SLM Corp.	59,941	1,437,985

Finance-Investment Banker/Broker - 1.0%

Lazard, Ltd., Class A	30,941	1,095,930

Food-Canned - 0.8%

TreeHouse Foods, Inc.†	14,134	919,134

Food-Dairy Products - 0.6%

WhiteWave Foods Co., Class A†	37,023	707,880

Food-Misc./Diversified - 1.6%

Hain Celestial Group, Inc.†	23,138	1,892,226

Food-Wholesale/Distribution - 0.7%

Chefs’ Warehouse, Inc.†	34,274	791,387

Footwear & Related Apparel - 1.6%

Deckers Outdoor Corp.†	31,066	1,824,506

Hazardous Waste Disposal - 0.4%

Stericycle, Inc.†	4,386	493,688

Health Care Cost Containment - 0.9%

ExamWorks Group, Inc.†	41,751	981,149

Industrial Gases - 1.3%

Airgas, Inc.	14,657	1,489,884

Instruments-Controls - 2.2%

Mettler-Toledo International, Inc.†	2,544	560,265
Sensata Technologies Holding NV†	53,780	2,004,919

		2,565,184

Instruments-Scientific - 1.0%

PerkinElmer, Inc.	31,539	1,134,458

Internet Connectivity Services - 0.2%

Internap Network Services Corp.†	34,980	255,004

Internet Content-Entertainment - 1.2%

Pandora Media, Inc.†	74,782	1,377,484

Machine Tools & Related Products - 1.6%

Kennametal, Inc.	42,139	1,791,750

Machinery-General Industrial - 1.9%

IDEX Corp.	19,006	1,128,386
Roper Industries, Inc.	8,555	1,058,254

		2,186,640

Machinery-Pumps - 1.8%

Graco, Inc.	30,053	2,088,383

Medical Imaging Systems - 0.1%

Given Imaging, Ltd.†	8,353	151,106

Medical Instruments - 0.8%

DexCom, Inc.†	34,108	922,621

Medical Products - 3.1%

CareFusion Corp.†	31,384	1,125,116
Henry Schein, Inc.†	14,687	1,484,121
Teleflex, Inc.	4,903	377,923
Tornier NV†	33,529	636,381

		3,623,541

Medical-Biomedical/Gene - 1.4%

Ariad Pharmaceuticals, Inc.†	27,888	518,717
Stemline Therapeutics, Inc.†	11,593	401,698
Vertex Pharmaceuticals, Inc.†	9,702	729,105

		1,649,520

Medical-Drugs - 2.8%

Achillion Pharmaceuticals, Inc.†	83,058	535,724
Medivation, Inc.†	17,394	983,283
Regulus Therapeutics, Inc.†	54,921	519,003

Sagent Pharmaceuticals, Inc.†	32,180	709,891
Swedish Orphan Biovitrum AB ADR†	55,993	371,234
Synta Pharmaceuticals Corp.†	25,335	149,476

		3,268,611

Medical-Hospitals - 0.7%

Acadia Healthcare Co., Inc.†	22,064	845,713

Multimedia - 0.1%

RLJ Entertainment, Inc.†	11,320	65,543

Networking Products - 0.9%

Calix, Inc.†	80,369	1,032,742

Office Supplies & Forms - 0.5%

Avery Dennison Corp.	13,263	567,126

Oil Companies-Exploration & Production - 4.2%

Approach Resources, Inc.†	31,364	730,781
Laredo Petroleum Holdings, Inc.†	26,808	703,978
Rex Energy Corp.†	43,897	913,058
Rosetta Resources, Inc.†	21,890	1,018,542
Whiting Petroleum Corp.†	28,634	1,445,158

		4,811,517

Oil Field Machinery & Equipment - 2.0%

Dril-Quip, Inc.†	22,249	2,269,621

Oil-Field Services - 1.0%

Core Laboratories NV	7,634	1,156,627

Physicians Practice Management - 1.0%

MEDNAX, Inc.†	12,320	1,199,598

Power Converter/Supply Equipment - 1.5%

Hubbell, Inc., Class B	17,596	1,783,531

Real Estate Management/Services - 2.6%

CBRE Group, Inc., Class A†	95,523	2,089,088
HFF, Inc., Class A	39,493	908,339

		2,997,427

Research & Development - 0.5%

PAREXEL International Corp.†	11,820	548,803

Retail-Apparel/Shoe - 4.3%

Fifth & Pacific Cos., Inc.†	72,105	1,718,983
PVH Corp.	17,021	2,191,454
rue21, Inc.†	18,960	774,516
Urban Outfitters, Inc.†	8,051	337,578

		5,022,531

Retail-Building Products - 0.5%

Tile Shop Holdings, Inc.†	23,284	618,656

Retail-Home Furnishings - 1.0%

Restoration Hardware Holdings, Inc.†	16,914	1,176,030

Retail-Misc./Diversified - 0.2%

Five Below, Inc.†	7,443	273,530

Retail-Perfume & Cosmetics - 0.5%

Ulta Salon Cosmetics & Fragrance, Inc.†	5,738	569,439

Retail-Pet Food & Supplies - 1.4%

PetSmart, Inc.	23,275	1,639,258

Retail-Restaurants - 3.2%

Bloomin’ Brands, Inc.†	38,990	877,275
Chuy’s Holdings, Inc.†	18,457	663,529
Jack in the Box, Inc.†	16,961	669,790
Panera Bread Co., Class A†	4,713	773,026
Tim Hortons, Inc.	12,274	672,493

		3,656,113

Retail-Sporting Goods - 0.8%

Dick’s Sporting Goods, Inc.	19,862	921,795

Seismic Data Collection - 1.0%

Geospace Technologies Corp.†	16,652	1,161,644

Semiconductor Components-Integrated Circuits - 1.4%

Hittite Microwave Corp.†	16,314	997,764
Linear Technology Corp.	16,367	627,347

		1,625,111

Semiconductor Equipment - 0.9%

Intermolecular, Inc.†	29,140	174,549
Ultratech, Inc.†	29,755	841,471

		1,016,020

Soap & Cleaning Preparation - 0.9%

Church & Dwight Co., Inc.	17,887	1,061,593

Telecom Equipment-Fiber Optics - 0.9%

IPG Photonics Corp.	20,297	1,091,167

Telecom Services - 1.4%

tw telecom, Inc.†	57,146	1,635,519

Therapeutics - 2.1%

BioMarin Pharmaceutical, Inc.†	11,836	774,903
Neurocrine Biosciences, Inc.†	22,985	334,891
Pharmacyclics, Inc.†	7,513	837,700
Synageva BioPharma Corp.†	8,933	419,047

		2,366,541

Transport-Truck - 1.1%

Roadrunner Transportation Systems, Inc.†	47,094	1,277,189

Virtual Reality Products - 0.2%

RealD, Inc.†	30,272	247,928

Web Hosting/Design - 2.5%

Equinix, Inc.†	10,104	1,755,469
Rackspace Hosting, Inc.†	24,770	1,110,191

		2,865,660

Wireless Equipment - 2.6%

SBA Communications Corp., Class A†	39,937	2,995,275

TOTAL INVESTMENTS
(cost $113,055,458)(1)	98.7%	114,192,790
Other assets less liabilities	1.3	1,450,594

NET ASSETS	100.0%	$115,643,384

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$114,192,790	$—	$—	$114,192,790

Total	$114,192,790	$—	$—	$114,192,790

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.2%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	113,668	$1,786,861
Omnicom Group, Inc.	68,593	4,160,165

		5,947,026

Aerospace/Defense - 1.3%

Boeing Co.	181,281	18,838,721
General Dynamics Corp.	88,093	7,333,742
Lockheed Martin Corp.	70,552	8,636,976
Northrop Grumman Corp.	62,419	5,759,401
Raytheon Co.	86,133	6,495,290
Rockwell Collins, Inc.#	36,060	2,551,966

		49,616,096

Aerospace/Defense-Equipment - 0.6%

United Technologies Corp.	224,495	22,471,949

Agricultural Chemicals - 0.5%

CF Industries Holdings, Inc.	15,776	3,002,804
Monsanto Co.	141,693	13,870,327
Mosaic Co.	73,492	3,060,942

		19,934,073

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	174,912	6,158,652

Airlines - 0.1%

Southwest Airlines Co.	191,766	2,456,522

Apparel Manufacturers - 0.2%

Ralph Lauren Corp.	16,168	2,674,349
VF Corp.	23,223	4,347,578

		7,021,927

Appliances - 0.1%

Whirlpool Corp.	20,969	2,697,662

Applications Software - 2.2%

Citrix Systems, Inc.†	49,681	3,515,924
Intuit, Inc.#	74,080	4,706,303
Microsoft Corp.	1,995,079	66,635,639
Red Hat, Inc.†	50,366	2,544,490
Salesforce.com, Inc.†	144,045	7,076,931

		84,479,287

Athletic Footwear - 0.3%

NIKE, Inc., Class B	192,158	12,071,366

Audio/Video Products - 0.0%

Harman International Industries, Inc.	18,030	1,154,281

Auto-Cars/Light Trucks - 0.6%

Ford Motor Co.	1,043,497	16,894,216
General Motors Co.†	204,309	6,962,851

		23,857,067

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	93,874	5,032,585

Auto/Truck Parts & Equipment-Original - 0.4%

BorgWarner, Inc.#	30,670	2,962,109
Delphi Automotive PLC	77,216	4,248,424
Johnson Controls, Inc.	181,869	7,371,150

		14,581,683

Banks-Commercial - 0.4%

BB&T Corp.	186,279	6,326,035
M&T Bank Corp.#	32,532	3,687,177
Regions Financial Corp.	375,204	3,526,917
Zions Bancorporation#	48,897	1,367,649

		14,907,778

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	308,081	9,162,329
Northern Trust Corp.	57,814	3,172,254
State Street Corp.	121,017	8,074,254

		20,408,837

Banks-Super Regional - 2.7%

Capital One Financial Corp.	155,020	10,006,541
Comerica, Inc.#	49,583	2,024,970
Fifth Third Bancorp	232,138	4,245,804
Huntington Bancshares, Inc.#	222,633	1,834,496
KeyCorp#	244,387	2,851,996
PNC Financial Services Group, Inc.	140,517	10,155,164
SunTrust Banks, Inc.	143,065	4,580,941
US Bancorp	490,930	17,737,301
Wells Fargo & Co.	1,307,482	53,711,360

		107,148,573

Beverages-Non-alcoholic - 2.0%

Coca-Cola Co.	1,016,647	38,815,583
Coca-Cola Enterprises, Inc.	68,397	2,558,048
Dr Pepper Snapple Group, Inc.	54,188	2,425,455
Monster Beverage Corp.†	38,314	2,198,840
PepsiCo, Inc.	410,480	32,727,570

		78,725,496

Beverages-Wine/Spirits - 0.2%

Beam, Inc.	42,723	2,676,596
Brown-Forman Corp., Class B#	40,273	2,697,888
Constellation Brands, Inc., Class A†	40,861	2,216,709

		7,591,193

Brewery - 0.1%

Molson Coors Brewing Co., Class B	41,645	2,031,860

Broadcast Services/Program - 0.2%

Discovery Communications, Inc., Class A†	64,967	5,035,592
Scripps Networks Interactive, Inc., Class A	22,537	1,657,146

		6,692,738

Building Products-Cement - 0.0%

Vulcan Materials Co.#	34,492	1,648,718

Building Products-Wood - 0.0%

Masco Corp.	94,756	1,792,784

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.#	74,374	1,327,576
Lennar Corp., Class A#	43,899	1,396,427
PulteGroup, Inc.	90,542	1,393,441

		4,117,444

Cable/Satellite TV - 1.2%

Cablevision Systems Corp., Class A#	57,422	1,018,092
Comcast Corp., Class A	698,963	29,419,353
DIRECTV†	148,259	8,625,709
Time Warner Cable, Inc.	77,216	8,289,137

		47,352,291

Casino Hotels - 0.1%

Wynn Resorts, Ltd.#	21,165	2,985,112

Casino Services - 0.0%

International Game Technology	69,083	1,304,978

Chemicals-Diversified - 1.0%

Dow Chemical Co.	321,113	12,009,626
E.I. du Pont de Nemours & Co.	244,289	13,831,643
FMC Corp.	36,158	2,408,484
LyondellBasell Industries NV, Class A	100,831	7,073,295
PPG Industries, Inc.	37,824	5,908,487

		41,231,535

Chemicals-Specialty - 0.4%

Eastman Chemical Co.#	41,155	3,127,780
Ecolab, Inc.	70,748	6,462,830
International Flavors & Fragrances, Inc.	21,655	1,710,961
Sigma-Aldrich Corp.#	31,944	2,634,422

		13,935,993

Coal - 0.1%

CONSOL Energy, Inc.	60,655	1,894,256
Peabody Energy Corp.	71,532	1,230,350

		3,124,606

Coatings/Paint - 0.1%

Sherwin-Williams Co.	22,733	3,919,169

Commercial Services - 0.1%

Cintas Corp.#	27,633	1,319,752
Iron Mountain, Inc.	44,585	1,150,293
Quanta Services, Inc.†	56,540	1,477,956

		3,948,001

Commercial Services-Finance - 1.0%

Automatic Data Processing, Inc.#	128,759	9,162,490
Equifax, Inc.	32,042	1,893,362
H&R Block, Inc.	72,316	2,018,340
Mastercard, Inc., Class A	27,731	16,807,204
McGraw Hill Financial, Inc.	72,708	4,243,966
Moody’s Corp.	51,444	3,269,781
Total System Services, Inc.	42,723	1,182,145
Western Union Co.#	147,867	2,592,109

		41,169,397

Computer Aided Design - 0.1%

Autodesk, Inc.†	59,676	2,193,093

Computer Services - 1.8%

Accenture PLC, Class A	172,560	12,467,460
Cognizant Technology Solutions Corp., Class A†	80,057	5,868,178
Computer Sciences Corp.	39,881	2,000,032
International Business Machines Corp.	276,626	50,420,621

		70,756,291

Computer Software - 0.1%

Akamai Technologies, Inc.†#	47,133	2,167,175

Computers - 3.5%

Apple, Inc.	249,188	121,367,016
Dell, Inc.	389,608	5,364,902
Hewlett-Packard Co.	511,900	11,435,846

		138,167,764

Computers-Integrated Systems - 0.1%

Teradata Corp.†	43,409	2,542,031

Computers-Memory Devices - 0.7%

EMC Corp.	557,662	14,376,526
NetApp, Inc.	95,638	3,972,803
SanDisk Corp.	64,575	3,563,249
Seagate Technology PLC#	84,663	3,244,286
Western Digital Corp.	56,442	3,499,404

		28,656,268

Consulting Services - 0.0%

SAIC, Inc.#	75,452	1,137,062

Consumer Products-Misc. - 0.3%

Clorox Co.#	34,982	2,893,011
Kimberly-Clark Corp.	102,105	9,544,776

		12,437,787

Containers-Metal/Glass - 0.1%

Ball Corp.	39,490	1,754,146
Owens-Illinois, Inc.†	43,703	1,240,728

		2,994,874

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.#	27,339	1,087,819
Sealed Air Corp.	51,934	1,474,925

		2,562,744

Cosmetics & Toiletries - 1.9%

Avon Products, Inc.	114,942	2,272,403
Colgate-Palmolive Co.	232,726	13,444,581
Estee Lauder Cos., Inc., Class A	63,791	4,169,380
Procter & Gamble Co.	727,478	56,663,262

		76,549,626

Cruise Lines - 0.1%

Carnival Corp.#	117,882	4,254,361

Data Processing/Management - 0.3%

Dun & Bradstreet Corp.#	10,582	1,052,697
Fidelity National Information Services, Inc.	77,804	3,459,166
Fiserv, Inc.†	35,374	3,405,455
Paychex, Inc.#	85,937	3,324,043

		11,241,361

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.#	38,020	1,596,460
Patterson Cos., Inc.	22,243	887,051

		2,483,511

Diagnostic Equipment - 0.1%

Life Technologies Corp.†	45,761	3,405,076

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	22,439	2,412,417

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	19,892	2,284,994

Distribution/Wholesale - 0.3%

Fastenal Co.	71,630	3,151,004
Fossil Group, Inc.†#	14,012	1,627,354
Genuine Parts Co.#	41,155	3,169,346
WW Grainger, Inc.	15,874	3,926,434

		11,874,138

Diversified Banking Institutions - 4.0%

Bank of America Corp.	2,861,508	40,404,493
Citigroup, Inc.	807,732	39,037,688
Goldman Sachs Group, Inc.	114,354	17,396,674
JPMorgan Chase & Co.	1,003,223	50,692,858
Morgan Stanley	364,229	9,382,539

		156,914,252

Diversified Manufacturing Operations - 3.2%

3M Co.	168,543	19,143,114
Danaher Corp.	154,432	10,118,385
Dover Corp.	45,369	3,858,633
Eaton Corp. PLC	125,623	7,954,448
General Electric Co.	2,744,704	63,512,450
Illinois Tool Works, Inc.	110,042	7,864,702
Ingersoll-Rand PLC	73,786	4,363,704
Leggett & Platt, Inc.#	37,922	1,096,704
Parker Hannifin Corp.	39,588	3,956,821
Pentair, Ltd.	54,188	3,257,241
Textron, Inc.#	73,786	1,987,795

		127,113,997

Diversified Operations - 0.0%

Leucadia National Corp.	78,294	1,951,869

E-Commerce/Products - 1.1%

Amazon.com, Inc.†	96,716	27,175,262
eBay, Inc.†	310,040	15,498,899

		42,674,161

E-Commerce/Services - 0.5%

Expedia, Inc.#	24,791	1,159,227
Netflix, Inc.†	14,894	4,228,556
priceline.com, Inc.†	13,718	12,874,754
TripAdvisor, Inc.†#	29,299	2,167,247

		20,429,784

Electric Products-Misc. - 0.3%

Emerson Electric Co.	190,786	11,517,751
Molex, Inc.#	36,746	1,066,369

		12,584,120

Electric-Generation - 0.1%

AES Corp.	164,427	2,089,867

Electric-Integrated - 2.7%

Ameren Corp.	64,379	2,176,654
American Electric Power Co., Inc.	129,053	5,523,468
CMS Energy Corp.	70,552	1,871,745
Consolidated Edison, Inc.#	77,706	4,369,408
Dominion Resources, Inc.	153,354	8,948,206
DTE Energy Co.	46,153	3,086,251
Duke Energy Corp.	187,357	12,290,619
Edison International	86,525	3,970,632
Entergy Corp.	47,329	2,992,613
Exelon Corp.#	227,141	6,925,529
FirstEnergy Corp.#	111,022	4,159,994
Integrys Energy Group, Inc.#	20,969	1,172,587
NextEra Energy, Inc.	112,688	9,055,608
Northeast Utilities	83,487	3,420,462
Pepco Holdings, Inc.#	65,947	1,249,036
PG&E Corp.	117,392	4,855,333
Pinnacle West Capital Corp.	29,201	1,584,738
PPL Corp.	167,857	5,153,210
Public Service Enterprise Group, Inc.	134,344	4,355,433
SCANA Corp.	37,040	1,782,365
Southern Co.#	231,060	9,616,717
TECO Energy, Inc.#	54,286	897,348
Wisconsin Energy Corp.#	60,753	2,493,303
Xcel Energy, Inc.	131,992	3,685,217

		105,636,476

Electronic Components-Misc. - 0.2%

Garmin, Ltd.#	29,103	1,186,529
Jabil Circuit, Inc.	48,995	1,118,066
TE Connectivity, Ltd.	110,238	5,401,662

		7,706,257

Electronic Components-Semiconductors - 1.5%

Advanced Micro Devices, Inc.†#	161,193	527,101
Altera Corp.	84,957	2,987,938
Broadcom Corp., Class A	139,440	3,522,254
First Solar, Inc.†#	17,638	647,667
Intel Corp.	1,319,535	29,003,379
LSI Corp.†	145,907	1,081,171
Microchip Technology, Inc.#	52,326	2,030,772
Micron Technology, Inc.†#	273,392	3,709,930
NVIDIA Corp.	153,354	2,261,972
Texas Instruments, Inc.	294,460	11,248,372
Xilinx, Inc.	70,062	3,042,092

		60,062,648

Electronic Connectors - 0.1%

Amphenol Corp., Class A	42,429	3,214,845

Electronic Forms - 0.2%

Adobe Systems, Inc.†	133,266	6,096,919

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	91,424	4,264,015
FLIR Systems, Inc.	37,628	1,177,004

		5,441,019

Electronic Security Devices - 0.1%

Tyco International, Ltd.	123,173	4,069,636

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	23,909	2,159,700

Engineering/R&D Services - 0.1%

Fluor Corp.	43,213	2,741,000
Jacobs Engineering Group, Inc.†	34,688	2,021,617

		4,762,617

Engines-Internal Combustion - 0.1%

Cummins, Inc.	46,839	5,770,565

Enterprise Software/Service - 0.9%

BMC Software, Inc.†	35,178	1,618,188
CA, Inc.	87,897	2,570,987
Oracle Corp.	975,296	31,072,931

		35,262,106

Entertainment Software - 0.1%

Electronic Arts, Inc.†	80,351	2,140,551

Filtration/Separation Products - 0.1%

Pall Corp.	29,593	2,046,060

Finance-Consumer Loans - 0.1%

SLM Corp.	117,882	2,827,989

Finance-Credit Card - 1.2%

American Express Co.	253,696	18,243,279
Discover Financial Services	130,130	6,148,643
Visa, Inc., Class A	134,540	23,466,467

		47,858,389

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	292,206	6,101,261
E*TRADE Financial Corp.†	76,138	1,068,978

		7,170,239

Finance-Other Services - 0.3%

CME Group, Inc.	81,527	5,797,385
IntercontinentalExchange, Inc.†#	19,304	3,469,894
NASDAQ OMX Group, Inc.	31,258	933,364
NYSE Euronext	64,477	2,695,138

		12,895,781

Food-Confectionery - 0.2%

Hershey Co.#	39,784	3,658,139
J.M. Smucker Co.	28,515	3,026,582

		6,684,721

Food-Meat Products - 0.1%

Hormel Foods Corp.	35,864	1,485,846
Tyson Foods, Inc., Class A	75,354	2,181,498

		3,667,344

Food-Misc./Diversified - 1.1%

Campbell Soup Co.#	47,427	2,047,898
ConAgra Foods, Inc.	110,630	3,741,507
General Mills, Inc.	171,090	8,438,159
Kellogg Co.	67,319	4,086,937
Kraft Foods Group, Inc.	157,764	8,167,442
McCormick & Co., Inc.#	34,982	2,366,532
Mondelez International, Inc., Class A	473,684	14,527,888

		43,376,363

Food-Retail - 0.3%

Kroger Co.	138,068	5,053,289
Safeway, Inc.#	63,987	1,657,263
Whole Foods Market, Inc.	91,522	4,827,786

		11,538,338

Food-Wholesale/Distribution - 0.1%

Sysco Corp.#	157,568	5,045,327

Gas-Distribution - 0.3%

AGL Resources, Inc.#	31,356	1,378,096
CenterPoint Energy, Inc.	113,766	2,608,655
NiSource, Inc.	82,801	2,422,757
Sempra Energy	59,871	5,054,310

		11,463,818

Gold Mining - 0.1%

Newmont Mining Corp.#	131,992	4,193,386

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†	22,929	2,580,888

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	76,530	1,936,209

Hotels/Motels - 0.2%

Marriott International, Inc., Class A	63,595	2,543,164
Starwood Hotels & Resorts Worldwide, Inc.	51,640	3,301,861
Wyndham Worldwide Corp.	36,060	2,140,522

		7,985,547

Human Resources - 0.0%

Robert Half International, Inc.#	37,040	1,306,401

Independent Power Producers - 0.1%

NRG Energy, Inc.	85,643	2,248,129

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	37,040	3,601,399

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	55,266	5,644,869
Airgas, Inc.	17,540	1,782,941
Praxair, Inc.	78,490	9,214,726

		16,642,536

Instruments-Controls - 0.4%

Honeywell International, Inc.	208,817	16,615,569

Instruments-Scientific - 0.3%

PerkinElmer, Inc.	29,691	1,067,985
Thermo Fisher Scientific, Inc.#	95,246	8,460,702
Waters Corp.†	22,733	2,247,157

		11,775,844

Insurance Brokers - 0.3%

Aon PLC	82,017	5,444,288
Marsh & McLennan Cos., Inc.	146,103	6,023,827

		11,468,115

Insurance-Life/Health - 0.7%

Aflac, Inc.	123,761	7,152,148
Lincoln National Corp.#	71,238	2,994,846
Principal Financial Group, Inc.#	73,198	2,995,262
Prudential Financial, Inc.	123,663	9,259,885
Torchmark Corp.	24,595	1,694,350
Unum Group	70,846	2,092,082

		26,188,573

Insurance-Multi-line - 1.5%

ACE, Ltd.	90,248	7,916,555
Allstate Corp.	124,349	5,958,804
American International Group, Inc.†(1)	391,862	18,205,909
Assurant, Inc.	20,479	1,086,206
Cincinnati Financial Corp.	39,000	1,781,520
Genworth Financial, Inc., Class A†	130,914	1,544,785
Hartford Financial Services Group, Inc.#	121,017	3,582,103
Loews Corp.	81,527	3,624,691
MetLife, Inc.	290,638	13,424,569
XL Group PLC	76,922	2,273,814

		59,398,956

Insurance-Property/Casualty - 0.4%

Chubb Corp.	68,789	5,721,181
Progressive Corp.	147,083	3,687,371
Travelers Cos., Inc.	99,949	7,985,925

		17,394,477

Insurance-Reinsurance - 1.4%

Berkshire Hathaway, Inc., Class B†	484,267	53,860,176

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	20,871	1,740,224

Internet Security - 0.2%

Symantec Corp.	184,907	4,735,468
VeriSign, Inc.†#	39,979	1,918,592

		6,654,060

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	53,502	4,609,197
BlackRock, Inc.	33,120	8,621,799
Franklin Resources, Inc.	109,944	5,075,015
Invesco, Ltd.	117,980	3,581,873
Legg Mason, Inc.#	29,593	962,364
T. Rowe Price Group, Inc.	68,887	4,831,734

		27,681,982

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	174,520	14,404,881
Joy Global, Inc.#	28,221	1,386,215

		15,791,096

Machinery-Farming - 0.2%

Deere & Co.	102,987	8,613,833

Machinery-General Industrial - 0.1%

Roper Industries, Inc.	26,261	3,248,486

Machinery-Pumps - 0.1%

Flowserve Corp.	37,922	2,115,668
Xylem, Inc.	49,191	1,218,953

		3,334,621

Medical Information Systems - 0.1%

Cerner Corp.†#	77,608	3,574,624

Medical Instruments - 0.7%

Boston Scientific Corp.†	358,056	3,788,232
Edwards Lifesciences Corp.†#	29,984	2,110,274
Intuitive Surgical, Inc.†	10,680	4,128,034
Medtronic, Inc.	268,493	13,894,513
St Jude Medical, Inc.	75,256	3,793,655

		27,714,708

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	24,693	2,363,614
Quest Diagnostics, Inc.#	41,939	2,458,464

		4,822,078

Medical Products - 0.9%

Baxter International, Inc.	143,849	10,006,136
Becton Dickinson and Co.	51,542	5,019,160
CareFusion Corp.†	58,304	2,090,198
Covidien PLC	124,839	7,415,437
Hospira, Inc.†#	43,899	1,713,378
Stryker Corp.	76,236	5,099,426
Varian Medical Systems, Inc.†#	28,809	2,029,594
Zimmer Holdings, Inc.	44,683	3,533,979

		36,907,308

Medical-Biomedical/Gene - 2.2%

Alexion Pharmaceuticals, Inc.†	51,836	5,585,847
Amgen, Inc.	199,116	21,691,697
Biogen Idec, Inc.†	63,007	13,421,751
Celgene Corp.†	110,728	15,499,705
Gilead Sciences, Inc.†	404,895	24,403,022
Regeneron Pharmaceuticals, Inc.†	20,283	4,914,774

		85,516,796

Medical-Drugs - 5.8%

Abbott Laboratories	413,812	13,792,354
AbbVie, Inc.	420,377	17,912,264
Allergan, Inc.	78,686	6,954,269
Bristol-Myers Squibb Co.	435,958	18,175,089
Eli Lilly & Co.	263,103	13,523,494
Forest Laboratories, Inc.†	62,321	2,650,512
Johnson & Johnson	745,607	64,427,901
Merck & Co., Inc.	801,559	37,905,725
Pfizer, Inc.	1,771,368	49,970,291
Zoetis, Inc.	132,678	3,867,564

		229,179,463

Medical-Generic Drugs - 0.3%

Actavis, Inc.†#	33,904	4,583,143
Mylan, Inc.†	101,125	3,573,758
Perrigo Co.	23,419	2,846,579

		11,003,480

Medical-HMO - 1.1%

Aetna, Inc.	100,439	6,366,828
Cigna Corp.	75,746	5,960,453
Humana, Inc.	41,841	3,852,719
UnitedHealth Group, Inc.	270,746	19,423,318
WellPoint, Inc.	79,763	6,791,022

		42,394,340

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†#	27,437	1,071,415

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	61,243	3,485,951
Cardinal Health, Inc.	90,738	4,562,307
McKesson Corp.	60,165	7,304,633

		15,352,891

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	38,804	8,196,957

Metal-Aluminum - 0.1%

Alcoa, Inc.#	283,877	2,185,853

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	275,548	8,327,061

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.#	40,665	848,679

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	59,480	3,567,610

Multimedia - 1.8%

Time Warner, Inc.	247,425	14,976,635
Twenty-First Century Fox, Inc., Class A	528,362	16,553,582
Viacom, Inc., Class B	118,372	9,417,676
Walt Disney Co.	477,996	29,076,497

		70,024,390

Networking Products - 0.8%

Cisco Systems, Inc.	1,418,603	33,067,636

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	78,784	2,561,268
Waste Management, Inc.	116,510	4,711,664

		7,272,932

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.#	53,502	873,152
Xerox Corp.	325,915	3,252,632

		4,125,784

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	26,457	1,131,301

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.#	18,422	1,179,561
Ensco PLC, Class A	61,831	3,435,330
Helmerich & Payne, Inc.#	28,221	1,779,052
Nabors Industries, Ltd.	78,196	1,204,219
Noble Corp.	67,221	2,500,621
Rowan Cos. PLC, Class A†	32,924	1,166,168

		11,264,951

Oil Companies-Exploration & Production - 2.9%

Anadarko Petroleum Corp.	133,070	12,165,259
Apache Corp.	103,967	8,907,893
Cabot Oil & Gas Corp.	111,904	4,378,803
Chesapeake Energy Corp.#	137,774	3,555,947
ConocoPhillips	324,543	21,517,201
Denbury Resources, Inc.†	99,068	1,712,886
Devon Energy Corp.	100,243	5,722,873
EOG Resources, Inc.	72,218	11,341,837
EQT Corp.	39,979	3,427,000
Newfield Exploration Co.†#	35,962	856,615
Noble Energy, Inc.	95,344	5,856,982
Occidental Petroleum Corp.	213,814	18,860,533
Pioneer Natural Resources Co.	36,256	6,343,712
QEP Resources, Inc.	47,623	1,301,060
Range Resources Corp.	43,311	3,247,459
Southwestern Energy Co.†	93,286	3,563,525
WPX Energy, Inc.†#	53,110	991,033

		113,750,618

Oil Companies-Integrated - 4.8%

Chevron Corp.	514,644	61,978,577
Exxon Mobil Corp.	1,180,193	102,865,622
Hess Corp.	79,274	5,933,659
Marathon Oil Corp.	188,141	6,477,695
Murphy Oil Corp.	48,113	3,243,778
Phillips 66	164,329	9,383,186

		189,882,517

Oil Field Machinery & Equipment - 0.4%

Cameron International Corp.†	65,849	3,739,565
FMC Technologies, Inc.†	63,007	3,379,065
National Oilwell Varco, Inc.	113,374	8,423,688

		15,542,318

Oil Refining & Marketing - 0.3%

Marathon Petroleum Corp.	86,231	6,252,610
Tesoro Corp.	36,060	1,662,005
Valero Energy Corp.	144,731	5,142,293

		13,056,908

Oil-Field Services - 1.1%

Baker Hughes, Inc.	117,294	5,452,998
Halliburton Co.#	229,325	11,007,600
Schlumberger, Ltd.	352,862	28,560,650

		45,021,248

Paper & Related Products - 0.2%

International Paper Co.	118,078	5,574,462
MeadWestvaco Corp.	46,937	1,682,692

		7,257,154

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	216,656	13,839,985

Pipelines - 0.5%

Kinder Morgan, Inc.	167,661	6,359,382
ONEOK, Inc.	54,678	2,812,636
Spectra Energy Corp.	177,656	5,882,190
Williams Cos., Inc.	181,183	6,566,072

		21,620,280

Publishing-Newspapers - 0.1%

Gannett Co., Inc.#	60,753	1,463,540
News Corp., Class A†	132,090	2,073,813
Washington Post Co., Class B#	1,175	662,700

		4,200,053

Publishing-Periodicals - 0.0%

Nielsen Holdings NV#	55,560	1,916,820

Real Estate Investment Trusts - 1.9%

American Tower Corp.	104,947	7,292,767
Apartment Investment & Management Co., Class A	38,706	1,065,576
AvalonBay Communities, Inc.	32,238	3,994,288
Boston Properties, Inc.	40,273	4,127,983
Equity Residential	85,055	4,413,504
HCP, Inc.	120,625	4,913,056
Health Care REIT, Inc.	75,452	4,635,771
Host Hotels & Resorts, Inc.	197,646	3,365,911
Kimco Realty Corp.	108,475	2,172,754
Macerich Co.	36,452	2,051,519
Plum Creek Timber Co., Inc.#	43,213	1,914,768
Prologis, Inc.	132,286	4,661,759
Public Storage	38,314	5,849,398
Simon Property Group, Inc.	82,507	12,015,494
Ventas, Inc.	77,804	4,844,077
Vornado Realty Trust	45,173	3,672,565
Weyerhaeuser Co.	153,060	4,190,783

		75,181,973

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	80,645	1,763,706

Retail-Apparel/Shoe - 0.5%

Abercrombie & Fitch Co., Class A#	20,773	733,494
Coach, Inc.#	74,570	3,938,042
Gap, Inc.	76,922	3,110,726
L Brands, Inc.	63,791	3,659,052
PVH Corp.	21,557	2,775,464
Ross Stores, Inc.	58,304	3,921,527
Urban Outfitters, Inc.†	29,299	1,228,507

		19,366,812

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	9,603	4,032,684
O’Reilly Automotive, Inc.†	29,299	3,595,280

		7,627,964

Retail-Automobile - 0.1%

AutoNation, Inc.†#	10,288	480,861
CarMax, Inc.†	59,578	2,833,530

		3,314,391

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	58,010	4,277,657

Retail-Building Products - 1.1%

Home Depot, Inc.	387,747	28,883,274
Lowe’s Cos., Inc.	284,661	13,043,167

		41,926,441

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A#	31,552	1,584,226

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	71,238	2,564,568

Retail-Discount - 1.6%

Costco Wholesale Corp.	115,922	12,968,194
Dollar General Corp.†	79,959	4,315,387
Dollar Tree, Inc.†	59,382	3,129,431
Family Dollar Stores, Inc.	25,281	1,799,754
Target Corp.	170,306	10,782,073
Wal-Mart Stores, Inc.	434,880	31,737,543

		64,732,382

Retail-Drug Store - 0.8%

CVS Caremark Corp.	325,033	18,868,166
Walgreen Co.	228,905	11,003,463

		29,871,629

Retail-Jewelry - 0.1%

Tiffany & Co.	31,846	2,455,645

Retail-Major Department Stores - 0.3%

J.C. Penney Co., Inc.†#	50,920	635,482
Nordstrom, Inc.#	39,490	2,200,778
TJX Cos., Inc.	191,080	10,073,737

		12,909,997

Retail-Office Supplies - 0.1%

Staples, Inc.#	176,186	2,450,747

Retail-Pet Food & Supplies - 0.0%

PetSmart, Inc.#	27,437	1,932,388

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.	54,090	2,775,358
Macy’s, Inc.	101,811	4,523,463

		7,298,821

Retail-Restaurants - 1.3%

Chipotle Mexican Grill, Inc.†	8,231	3,359,647
Darden Restaurants, Inc.#	34,492	1,593,875
McDonald’s Corp.	266,141	25,113,065
Starbucks Corp.	198,724	14,014,017
Yum! Brands, Inc.	119,450	8,363,889

		52,444,493

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.†	65,163	1,311,080

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	126,211	1,159,879
People’s United Financial, Inc.#	84,354	1,199,514

		2,359,393

Security Services - 0.1%

ADT Corp.	58,108	2,314,442

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.	81,821	3,786,676
Linear Technology Corp.	61,929	2,373,738
QUALCOMM, Inc.	458,593	30,395,544

		36,555,958

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	318,957	4,787,545
KLA-Tencor Corp.	43,997	2,426,434
Lam Research Corp.†	43,213	2,016,751
Teradyne, Inc.†#	50,562	776,127

		10,006,857

Steel-Producers - 0.1%

Nucor Corp.	84,369	3,837,946
United States Steel Corp.#	38,314	685,820

		4,523,766

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.#	28,613	764,253

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.	391,568	5,497,615
JDS Uniphase Corp.†#	62,811	805,865

		6,303,480

Telecommunication Equipment - 0.1%

Harris Corp.	29,103	1,648,103
Juniper Networks, Inc.†	134,344	2,539,101

		4,187,204

Telephone-Integrated - 2.3%

AT&T, Inc.	1,428,010	48,309,578
CenturyLink, Inc.#	161,683	5,354,941
Frontier Communications Corp.#	264,867	1,146,874
Verizon Communications, Inc.	759,423	35,981,462
Windstream Holdings, Inc.#	157,372	1,269,992

		92,062,847

Television - 0.2%

CBS Corp., Class B	151,492	7,741,241

Tobacco - 1.6%

Altria Group, Inc.	533,164	18,063,597
Lorillard, Inc.	100,243	4,240,279
Philip Morris International, Inc.	434,096	36,220,970
Reynolds American, Inc.#	84,467	4,023,163

		62,548,009

Tools-Hand Held - 0.1%

Snap-on, Inc.	15,482	1,449,115
Stanley Black & Decker, Inc.	43,017	3,667,630

		5,116,745

Toys - 0.1%

Hasbro, Inc.#	30,572	1,393,472
Mattel, Inc.	91,718	3,714,579

		5,108,051

Transport-Rail - 0.9%

CSX Corp.	271,236	6,675,118
Kansas City Southern	29,201	3,078,370
Norfolk Southern Corp.	83,683	6,038,565
Union Pacific Corp.	123,859	19,017,311

		34,809,364

Transport-Services - 0.8%

C.H. Robinson Worldwide, Inc.#	42,625	2,424,084
Expeditors International of Washington, Inc.	54,874	2,225,689
FedEx Corp.	78,196	8,395,122
Ryder System, Inc.	13,816	768,308
United Parcel Service, Inc., Class B#	188,631	16,143,041

		29,956,244

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	53,698	4,028,961

Web Portals/ISP - 1.7%

Google, Inc., Class A†	71,336	60,414,458
Yahoo!, Inc.†	251,912	6,831,854

		67,246,312

Wireless Equipment - 0.2%

Crown Castle International Corp.†	77,804	5,401,154
Motorola Solutions, Inc.	72,120	4,039,441

		9,440,595

Total Long-Term Investment Securities
(cost $2,479,633,364)		3,856,280,317

SHORT-TERM INVESTMENT SECURITIES - 6.0%
Registered Investment Companies - 4.6%

State Street Navigator Securities Lending Prime Portfolio(2)	180,477,575	180,477,575

U.S. Government Treasuries - 1.4%

United States Treasury Bills Disc. Notes
0.01% due 09/19/2013	$25,000,000	24,999,844
0.02% due 09/12/2013(3)	7,000,000	6,999,957
0.03% due 09/26/2013	7,000,000	6,999,854
0.05% due 09/05/2013#	11,000,000	10,999,936
0.05% due 09/12/2013(3)	4,500,000	4,499,938

		54,499,529

Total Short-Term Investment Securities
(cost $234,977,104)		234,977,104

REPURCHASE AGREEMENT - 0.2%
Repurchase Agreement - 0.2%

State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $9,364,000)	9,364,000	9,364,000

TOTAL INVESTMENTS
(cost $2,723,974,468)(5)	104.4%	4,100,621,421
Liabilities in excess of other assets	(4.4)	(173,290,823)

NET ASSETS	100.0%	$3,927,330,598

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security represents an investment in an affliated company; see Note 4
(2)	At August 31, 2013, the Fund had loaned securities with a total value of $181,856,404. This was secured by collateral of $180,477,575, which was received in cash and subsequently invested in short-term investments currently valued at $180,477,575 as reported in the portfolio of investments. Additional collateral of $6,909,491 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	01/25/2032 to 05/25/2042	$6,293,406
United States Treasury Notes/Bonds	0.13% to 4.50%	12/31/2013 to 11/15/2042	616,085

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2013	Unrealized Appreciation (Depreciation)

880	Long	S&P 500 E-Mini Index	September 2013	$74,076,640	$71,777,200	$(2,299,440)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Drugs	$229,179,463	$—	$—	$229,179,463
Other Industries*	3,627,100,854	—	—	3,627,100,854
Short-Term Investment Securities:
Registered Investment Companies	180,477,575	—	—	180,477,575
U.S. Government Treasuries	—	54,499,529	—	54,499,529
Repurchase Agreement	—	9,364,000	—	9,364,000

Total	$4,036,757,892	$63,863,529	$—	$4,100,621,421

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$2,299,440	$—	$—	$2,299,440

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2013 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.6%
Advertising Agencies - 0.5%

Interpublic Group of Cos., Inc.	36,600	$575,352

Aerospace/Defense - 1.5%

Boeing Co.	7,667	796,755
Spirit Aerosystems Holdings, Inc., Class A†	37,200	839,976

		1,636,731

Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.	14,400	1,441,440

Applications Software - 1.4%

Microsoft Corp.	45,994	1,536,200

Auto-Cars/Light Trucks - 0.4%

General Motors Co.†	11,714	399,213

Auto-Heavy Duty Trucks - 0.7%

PACCAR, Inc.	15,120	810,583

Banks-Commercial - 1.2%

BB&T Corp.	39,460	1,340,062

Banks-Super Regional - 6.2%

PNC Financial Services Group, Inc.	35,538	2,568,331
Wells Fargo & Co.	106,121	4,359,451

		6,927,782

Beverages-Non-alcoholic - 0.8%

PepsiCo, Inc.	10,962	874,000

Beverages-Wine/Spirits - 1.0%

Diageo PLC ADR	9,300	1,140,924

Brewery - 1.0%

Anheuser-Busch InBev NV ADR	11,450	1,068,857

Cable/Satellite TV - 1.2%

Comcast Corp., Class A	32,449	1,365,778

Chemicals-Diversified - 1.7%

Dow Chemical Co.	32,653	1,221,222
E.I. du Pont de Nemours & Co.	12,262	694,275

		1,915,497

Computers-Memory Devices - 1.9%

EMC Corp.	83,900	2,162,942

Diversified Banking Institutions - 7.5%

Citigroup, Inc.	42,070	2,033,243
Credit Suisse Group AG ADR	21,838	630,245
Goldman Sachs Group, Inc.	11,037	1,679,059
JPMorgan Chase & Co.	79,127	3,998,287

		8,340,834

Diversified Manufacturing Operations - 6.5%

3M Co.	10,460	1,188,047
Eaton Corp. PLC	23,870	1,511,448
General Electric Co.	92,249	2,134,642
Illinois Tool Works, Inc.	16,757	1,197,623
Ingersoll-Rand PLC	19,414	1,148,144

		7,179,904

Electric-Integrated - 2.8%

Edison International	19,244	883,107
Entergy Corp.	11,565	731,255
NextEra Energy, Inc.	7,320	588,235
Northeast Utilities	22,974	941,245

		3,143,842

Electronic Components-Semiconductors - 2.9%

Intel Corp.	73,612	1,617,992
Xilinx, Inc.	37,991	1,649,569

		3,267,561

Finance-Other Services - 1.2%

IntercontinentalExchange, Inc.†	7,600	1,366,100

Food-Misc./Diversified - 0.4%

Kraft Foods Group, Inc.	9,061	469,088

Gold Mining - 0.3%

Barrick Gold Corp.	16,800	321,720

Home Decoration Products - 0.9%

Newell Rubbermaid, Inc.	38,400	971,520

Insurance Brokers - 1.8%

Marsh & McLennan Cos., Inc.	48,085	1,982,545

Insurance-Life/Health - 1.2%

Principal Financial Group, Inc.	31,519	1,289,757

Insurance-Multi-line - 1.8%

ACE, Ltd.	22,864	2,005,630

Insurance-Property/Casualty - 0.8%

Chubb Corp.	11,228	933,833

Internet Security - 0.8%

Symantec Corp.	34,110	873,557

Investment Management/Advisor Services - 2.8%

Ameriprise Financial, Inc.	13,871	1,194,987
BlackRock, Inc.	7,208	1,876,386

		3,071,373

Medical Products - 2.6%

Baxter International, Inc.	22,020	1,531,711
Covidien PLC	23,192	1,377,605

		2,909,316

Medical-Biomedical/Gene - 1.2%

Amgen, Inc.	12,396	1,350,420

Medical-Drugs - 6.8%

Johnson & Johnson	14,173	1,224,689
Merck & Co., Inc.	61,498	2,908,240
Pfizer, Inc.	50,374	1,421,051
Roche Holding AG	6,389	1,593,731
Zoetis, Inc.	15,876	462,785

		7,610,496

Medical-Generic Drugs - 0.8%

Teva Pharmaceutical Industries, Ltd. ADR	22,237	849,898

Medical-HMO - 2.0%

UnitedHealth Group, Inc.	30,935	2,219,277

Multimedia - 1.0%

Thomson Reuters Corp.	32,730	1,076,162

Networking Products - 3.0%

Cisco Systems, Inc.	143,499	3,344,962

Oil & Gas Drilling - 0.5%

Noble Corp.	14,760	549,072

Oil Companies-Exploration & Production - 4.1%

Anadarko Petroleum Corp.	13,360	1,221,371
EOG Resources, Inc.	6,800	1,067,940
Occidental Petroleum Corp.	16,700	1,473,107
Southwestern Energy Co.†	21,879	835,778

		4,598,196

Oil Companies-Integrated - 7.0%

Chevron Corp.	30,486	3,671,429
Exxon Mobil Corp.	24,537	2,138,645
Marathon Oil Corp.	31,607	1,088,229
Royal Dutch Shell PLC ADR	12,860	863,549

		7,761,852

Oil-Field Services - 1.5%

Halliburton Co.	34,900	1,675,200

Paper & Related Products - 1.0%

International Paper Co.	23,860	1,126,431

Retail-Apparel/Shoe - 1.2%

PVH Corp.	10,100	1,300,375

Retail-Auto Parts - 1.1%

AutoZone, Inc.†	2,900	1,217,826

Retail-Building Products - 2.4%

Home Depot, Inc.	15,034	1,119,883
Lowe’s Cos., Inc.	34,970	1,602,325

		2,722,208

Retail-Drug Store - 1.4%

CVS Caremark Corp.	26,234	1,522,884

Retail-Major Department Stores - 0.7%

Nordstrom, Inc.	14,155	788,858

Retail-Regional Department Stores - 0.6%

Kohl’s Corp.	13,253	680,011

Semiconductor Components-Integrated Circuits - 1.1%

Analog Devices, Inc.	23,619	1,093,087
Maxim Integrated Products, Inc.	5,822	162,114

		1,255,201

Steel-Producers - 1.2%

Nucor Corp.	13,580	617,754
Steel Dynamics, Inc.	49,411	754,012

		1,371,766

Telephone-Integrated - 2.0%

AT&T, Inc.	36,778	1,244,200
Verizon Communications, Inc.	20,200	957,076

		2,201,276

Television - 0.8%

CBS Corp., Class B	16,685	852,603

Tobacco - 0.9%

Philip Morris International, Inc.	11,952	997,275

Tools-Hand Held - 1.2%

Stanley Black & Decker, Inc.	16,038	1,367,400

Total Long-Term Investment Securities
(cost $87,930,535)		109,761,590

REPURCHASE AGREEMENT - 1.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 08/30/2013, to be repurchased 09/03/2013 in the amount of $1,572,000 and collateralized by $1,795,000 of Federal Home Loan Mtg. Corp., bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,606,986 (cost $1,572,000)	$1,572,000	1,572,000

TOTAL INVESTMENTS
(cost $89,502,535)(1)	100.0%	111,333,590
Other assets less liabilities	0.0	12,729

NET ASSETS	100.0%	$111,346,319

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$6,927,782	$—	$—	$6,927,782
Diversified Banking Institutions	8,340,834	—	—	8,340,834
Diversified Manufacturing Operations	7,179,904	—	—	7,179,904
Medical - Drugs	7,610,496	—	—	7,610,496
Oil Companies-Integrated	7,761,852	—	—	7,761,852
Other Industries*	71,940,722		—	71,940,722
Repurchase Agreement	—	1,572,000	—	1,572,000

Total	$109,761,590	$1,572,000	$—	$111,333,590

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,593,730 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - August 31, 2013 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of August 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Funds’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments:

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended August 31, 2013. The Global Real Estate Fund and International Government Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. The Global Strategy Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of August 31, 2013, the Global Strategy Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended August 31, 2013, the Asset Allocation Fund, Dynamic Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. As of August 31, 2013, the following Funds had open futures contracts: Dynamic Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended August 31, 2013, the Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of August 31, 2013, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended August 31, 2013 are summarized as follows:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2013	2,369	1,536,253
Options Written	320	74,001
Options terminated in closing purchase transactions	(244)	(57,130)
Options exercised	(207)	(35,136)
Options expired	(226)	(73,004)

Options Outstanding as of August 31, 2013	2,012	1,444,984

The following tables represent the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of August 31, 2013, please refer to the Portfolio of Investments.

	Dynamic Allocation Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Future contracts (variation margin)(2)(3)	$2,318	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $12,050,267
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $(11,015) as reported in the Portfolio of Investments.

	Global Social Awareness Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$76,750

(1)	The Fund’s derivative contracts held during the period ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $10,877,367
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $(456,693) as reported in the Portfolio of Investments.

	Global Strategy Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Foreign exchange contracts(2)	$4,988,926	$2,657,633

(1)	The Fund’s derivative contracts held during the period ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $149,506,443

	Health Sciences Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts(2)(3)
Call and put options written, at value	$—	$808,550

(1)	The Fund’s derivative contracts held during the period ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(3)	The average value outstanding for equity written options contracts was $988,747

	International Equities Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$4,567	$118,750

(1)	The Fund’s derivative contracts held during the period ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $11,420,038
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $(198,731) as reported in the Portfolio of Investments.

	Mid Cap Index Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$559,350

(1)	The Fund’s derivative contracts held during the period ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $67,375,000
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $9,677 as reported in the Portfolio of Investments.

	NASDAQ-100® Index Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$55,680

(1)	The Fund’s derivative contracts held during the period ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $8,963,337
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $190,908 as reported in the Portfolio of Investments.

	Small Cap Index Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$336,000

(1)	The Fund’s derivative contracts held during the period ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $26,297,360
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $412,100 as reported in the Portfolio of Investments.

	Stock Index Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$237,600

(1)	The Fund’s derivative contracts held during the period ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $61,968,938
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $(2,299,440) as reported in the Portfolio of Investments.

Note 3. Repurchase Agreements

As of August 31, 2013, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.95%	$1,434,000
Growth & Income	2.00%	3,009,000
Large Capital Growth	4.20%	6,321,000
Mid Cap Index	1.56%	2,350,000
Money Market I	12.08%	18,195,000
Nasdaq-100® Index	6.61%	9,957,000
Small Cap Index	7.00%	10,544,000
Stock Index	6.22%	9,364,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated August 30, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $150,637,000, a repurchase price of $150,637,000, and a maturity date of September 3, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.88%	06/30/2015	149,095,000	$153,652,685

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of VALIC Co. I or VALIC Co. II and securities issued by American International Group (“AIG”) or an affiliate thereof. During the period ended August 31, 2013, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Market Value at 05/31/2013	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2013
VALIC Co. I Blue Chip Growth Fund	$3,568,511	$—	$—	$2,187,046	$169,965	$24,876	$126,311	$5,736,779
VALIC Co. I Broad Cap Value Income Fund	3,629,052	—	—	2,187,047	292,733	51,467	36,385	5,611,218
VALIC Co. I Capital Conservation Fund	4,666,730	—	—	3,528,097	—	—	(120,617)	8,074,210
VALIC Co. I Dividend Value Fund	2,135,458	—	—	1,312,227	92,970	13,002	1,434	3,369,151
VALIC Co. I Emerging Economies Fund	1,968,745	—	—	1,577,357	—	—	(163,042)	3,383,060
VALIC Co. I Foreign Value Fund	2,101,586	—	—	1,312,228	185,534	19,091	79,964	3,327,335
VALIC Co. I Global Real Estate Fund	1,332,625	—	—	1,026,931	—	—	(94,428)	2,265,128
VALIC Co. I Government Securities Fund	4,654,592	—	—	2,958,876	1,664,166	(75,496)	(89,163)	5,784,643
VALIC Co. I Growth & Income Fund	2,148,938	—	—	1,312,228	56,749	7,246	1,452	3,413,115
VALIC Co. I Growth Fund	3,531,405	—	—	2,187,046	62,110	7,346	33,688	5,697,375
VALIC Co. I Inflation Protected Fund	1,312,207	—	—	1,051,115	—	—	(63,301)	2,300,021
VALIC Co. I International Equities Fund	2,716,150	—	—	1,749,638	33,852	2,167	(4,218)	4,429,885
VALIC Co. I International Government Bond Fund	656,281	—	—	507,494	—	—	(29,595)	1,134,180
VALIC Co. I International Growth Fund	2,055,005	—	—	1,312,229	42,504	3,207	(1,175)	3,326,762
VALIC Co. I Large Cap Core Fund	2,157,554	—	—	1,312,228	120,630	20,044	21,788	3,390,984
VALIC Co. I Stock Index Fund	10,688,915	—	—	6,561,141	270,760	36,950	(30,340)	16,985,906
VALIC Co. I Value Fund	3,594,601	—	—	2,187,047	139,560	20,890	(23,820)	5,639,158
VALIC Co. II Capital Appreciation Fund	2,119,252	—	—	1,312,228	77,277	10,030	75,277	3,439,510
VALIC Co. II Core Bond Fund	4,011,309	—	—	4,150,247	—	—	(106,498)	8,055,058
VALIC Co. II High Yield Bond Fund	679,509	—	—	477,086	—	—	(11,639)	1,144,956
VALIC Co. II Large Cap Value Fund	2,159,594	—	—	1,312,229	100,871	16,374	6,559	3,393,885
VALIC Co. II Mid Cap Growth Fund	2,119,288	—	—	1,312,229	89,027	12,380	76,782	3,431,652
VALIC Co. II Mid Cap Value Fund	2,141,128	—	—	1,312,229	123,810	19,234	12,118	3,360,899
VALIC Co. II Small Cap Growth Fund	1,460,614	—	—	874,818	183,636	41,023	96,364	2,289,183
VALIC Co. II Small Cap Value Fund	1,442,536	—	—	874,818	84,855	15,123	(12,782)	2,234,840
VALIC Co. II Strategic Bond Fund	670,371	—	—	1,636,087	—	—	(21,621)	2,284,837

	$69,721,956	$—	$—	$47,531,946	$3,791,009	$244,954	$(204,117)	$113,503,730

Stock Index Fund

Security	Market Value at 05/31/2013	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2013
American International Group, Inc. Common Stock	$17,778,576	$—	$—	$961	$375,194	$(10,447,309)	$11,248,875	$18,205,909

Note 5. Federal Income Taxes

As of August 31, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$151,259,824	$13,120,923	$(4,958,462)	$8,162,461
Blue Chip Growth	360,185,439	168,059,294	(1,426,854)	166,632,440
Broad Cap Value Income	35,299,867	9,373,666	(508,488)	8,865,178
Capital Conservation	230,248,282	2,432,348	(5,935,094)	(3,502,746)
Core Equity	215,621,132	42,999,782	(4,090,331)	38,909,451
Dividend Value	471,513,589	121,870,452	(4,833,311)	117,037,141
Dynamic Allocation	138,078,750	3,125,627	(1,919,673)	1,205,954
Emerging Economies	683,388,550	43,416,578	(57,079,212)	(13,662,634)
Foreign Value	921,790,552	134,546,648	(80,990,980)	53,555,668
Global Real Estate	363,811,684	30,793,637	(25,657,378)	5,136,259
Global Social Awareness	299,866,989	37,523,203	(12,018,489)	25,504,714
Global Strategy	421,330,888	70,917,378	(16,484,887)	54,432,491
Government Securities	135,501,446	2,758,876	(3,339,491)	(580,615)
Growth	747,751,073	126,925,947	(12,016,533)	114,909,414
Growth & Income	98,417,091	4,926,920	(2,774,109)	2,152,811
Health Sciences	296,320,347	164,469,369	(7,942,463)	156,526,906
Inflation Protected	414,743,688	21,318,657	(9,998,688)	11,319,969
International Equities	1,000,636,375	112,851,669	(74,042,420)	38,809,249
International Government Bond*	175,653,295	2,221,070	(10,566,839)	(8,345,769)
International Growth	541,875,671	96,076,679	(23,251,954)	72,824,725
Large Cap Core	139,950,680	31,757,755	(950,428)	30,807,327
Large Capital Growth	346,081,293	47,528,603	(7,545,929)	39,982,674
Mid Cap Index	2,512,643,916	829,603,119	(181,081,789)	648,521,330
Mid Cap Strategic Growth	254,634,595	59,068,919	(9,181,258)	49,887,661
Money Market I	393,969,805	—	—	—
Nasdaq-100® Index	144,912,225	73,205,248	(3,620,982)	69,584,266
Science & Technology	751,854,190	132,908,790	(33,632,683)	99,276,107
Small Cap Aggressive Growth	81,790,970	21,222,184	(1,140,549)	20,081,635
Small Cap	312,620,579	104,642,612	(13,779,276)	90,863,336
Small Cap Index	939,203,194	285,749,523	(103,412,296)	182,337,227
Small Cap Special Values	229,450,544	42,834,039	(13,296,313)	29,537,726
Small -Mid Growth	113,623,697	3,097,247	(2,528,154)	569,093
Stock Index	2,794,475,497	1,524,775,626	(218,629,702)	1,306,145,924
Value	89,818,920	23,257,024	(1,742,354)	21,514,670

*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2012.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: October 29, 2013

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 29, 2013